                                                             File No. 333-141415


     As filed with the Securities and Exchange Commission on April 28, 2014
     ======================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                      Pre-Effective Amendment No.____ [ ]

                       Post-Effective Amendment No. 7 [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No. 52

                        (Check appropriate box or boxes)



              AUL American Individual Variable Annuity Unit Trust
               (Exact Name of Registrant as Specified in Charter)


                One American Square, Indianapolis, Indiana 46282
              (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (317) 285-1588

                               Richard M. Ellery
                           Associate General Counsel
                     American United Life Insurance Company
                              One American Square
                          Indianapolis, Indiana 46282
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  On May 1, 2014 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed amendment

PROSPECTUS FOR

VOYAGE PROTECTOR -

INDIVIDUAL FLEXIBLE PREMIUM
DEFERRED VARIABLE ANNUITY



[ONEAMERICA_KO_LOGO2]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A OneAmerica(R) COMPANY
P.O. BOX 368, INDIANAPOLIS, INDIANA 46206-0368
TELEPHONE: (800) 537-6442



May 1, 2014

(THIS PAGE LEFT INTENTIONALLY BLANK.)

                                 PROSPECTUS

            INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                              VOYAGE PROTECTOR
                    INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                 OFFERED BY
                  AMERICAN UNITED LIFE INSURANCE COMPANY(R)
      ONE AMERICAN SQUARE, INDIANAPOLIS, INDIANA 46282, (317) 285-1877
VARIABLE PRODUCTS SERVICE OFFICE: P.O. BOX 7127, INDIANAPOLIS, INDIANA
               46206-7127, (800) 537-6442,
www.oneamerica.com

This Prospectus describes individual variable Annuity contracts (the "Contracts") offered by American United Life Insurance Company(R) ("AUL" or the "Company") subject to approval in individual states. AUL designed the Contracts for use in connection with retirement plans and deferred compensation plans for individuals. Contract Owners may use the Contracts in connection with retirement plans that meet the requirements of Sections 401, 403(b), 408, 408A or 457 of the Internal Revenue Code.

This Prospectus describes Contracts for which Premiums may vary in amount and frequency, subject to certain limitations ("Flexible Premium Contracts"). These Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed and variable Annuity payments to begin on a future date.


A Contract Owner may allocate Premiums, designated to accumulate on a variable basis, to one (1) or more of the Investment Accounts of a Separate Account of AUL. The Separate Account is named the AUL American Individual Variable Annuity Unit Trust (the "Variable Account"). Each Investment Account invests exclusively in shares of one (1) of the following Fund portfolios:


      Alger Portfolio                                                  Invesco Variable Insurance Funds

      AllianceBernstein Variable Products Series Fund, Inc.            Janus Aspen Series

      American Century(R) Variable Portfolios, Inc.                    Neuberger Berman Advisers Management Trust

      Calvert Variable Series, Inc.                                    OneAmerica Funds, Inc.

      Columbia Funds Variable Insurance Trust                          Pioneer Variable Contracts Trust

      Dreyfus Investment Portfolios                                    Royce Capital Fund

      Dreyfus Variable Investment Fund                                 T. Rowe Price Equity Series, Inc.

      Fidelity(R) Variable Insurance Products Freedom Funds            T. Rowe Price Fixed Income Series, Inc.

      Fidelity(R) Variable Insurance Products                          Timothy Plan(R) Portfolio Variable Series

      Franklin Templeton Variable Insurance Products Trust             Vanguard(R) Variable Insurance Fund


Premiums allocated to an Investment Account of the Variable Account will increase or decrease in dollar value depending on the investment performance of the corresponding mutual fund portfolios in which the Investment Account invests. These amounts are not guaranteed. In the alternative, a Contract Owner may allocate Premiums to AUL's Fixed Account. Such allocations will earn interest at rates that are paid by AUL as described in "The Fixed
Account(s)."


This Prospectus concisely sets forth information about the Contracts and the Variable Account that a prospective investor should know before investing. Certain additional information is contained in a "Statement of Additional Information," dated May 1, 2014, which has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the Statement of Additional Information without charge by calling or writing AUL at the telephone number or address indicated above. A post card affixed to the printed Prospectus can be removed to send for a Statement of Additional Information. The table of contents of the Statement of Additional Information is located at the end of this Prospectus.


Expenses for Contracts with the Extra Credit Premium Rider may be higher than expenses for Contracts without the rider. If the rider is elected, the amount credited to the Contract may be more than offset by the additional fees and charges associated with the Extra Credit Premium Rider.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.


This Prospectus should be accompanied by the current prospectuses for the Fund or Funds being considered. Each of these prospectuses should be read carefully and retained for future reference.


                 THE DATE OF THIS PROSPECTUS IS MAY 1, 2014.

                           TABLE OF CONTENTS



Description                                              Page

DEFINITIONS...........................................      4

SUMMARY...............................................      6
   Purpose of the Contracts...........................      6
   Types of Contracts.................................      6
   The Variable Account and the Funds.................      6
   Summary of the Fixed Account.......................      9
   Premiums...........................................      9
   Right to Examine...................................      9
   Transfers..........................................      9
   Charges............................................     10
   Distributions......................................     10
    Withdrawals.......................................     10
    The Death Benefit.................................     10
   Dollar Cost Averaging Program......................     10
   Portfolio Rebalancing Program......................     10
   Extra Credit Premium Rider.........................     10
   Portfolio Optimization Program.....................     10
   Other Optional Benefit Riders......................     10
   Contacting AUL.....................................     10

EXPENSE TABLE.........................................     11

CONDENSED FINANCIAL INFORMATION.......................     12

INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS................................     28
   American United Life Insurance Company(R)..........     28
   The Variable Account...............................     28
   The Funds..........................................     28
   Revenue AUL Receives...............................     29
   Funds and Objectives...............................     30

THE CONTRACTS.........................................     32
   General............................................     32

PREMIUMS AND ACCOUNT VALUES DURING
THE ACCUMULATION PERIOD...............................     32
   Application for a Contract.........................     32
   Premiums Under the Contracts.......................     32
   Right to Examine Period............................     32
   Allocation of Premiums.............................     32
   Transfers of Account Value.........................     33
   Abusive Trading Practices..........................     33
    Late Trading......................................     33
    Market Timing.....................................     33
   Dollar Cost Averaging Program......................     34
    Portfolio Rebalancing Program.....................     35
   Portfolio Optimization Program.....................     35
    The Program.......................................     35
    The Portfolio Optimization Models.................     35




Description                                              Page

PREMIUMS AND ACCOUNT VALUES DURING
THE ACCUMULATION PERIOD (continued)
    Periodic Updates of the Portfolio Optimization
     Model and Notices of Updates.....................     35
    Selecting a Portfolio Optimization Model..........     36
    Quarterly Reports.................................     36
    Risks.............................................     36
   Contract Owner's Variable Account Value............     37
    Accumulation Units................................     37
    Accumulation Unit Value...........................     37
    Net Investment Factor.............................     37

CHARGES AND DEDUCTIONS................................     37
   Premium Tax Charge.................................     37
   Withdrawal Charge..................................     37
   Mortality and Expense Risk Charge..................     38
   Annual Contract Fee................................     38
   Administrative Fee.................................     38
   Rider Charges......................................     38
   Other Charges......................................     39
   Variations in Charges..............................     39
   Guarantee of Certain Charges.......................     39
   Expenses of the Funds..............................     39

DISTRIBUTIONS.........................................     39
   Cash Withdrawals...................................     39
   Death Proceeds Payment Provisions..................     39
   Standard Contractual Death Benefit.................     40
   Enhanced Death Benefit Rider.......................     40
   Death of the Owner.................................     40
   Death of the Annuitant.............................     40
   Payments from the Variable Account.................     41
   Annuity Period.....................................     41
    General...........................................     41
    Fixed Payment Annuity.............................     41
    Variable Payment Annuity..........................     41
    Payment Options...................................     42
    Selection of an Option............................     42

THE FIXED ACCOUNT(S)..................................     42
   Summary of the Fixed Account.......................     42
   Withdrawals........................................     43
   Transfers..........................................     43
   Contract Charges...................................     43
   Payments from the Fixed Account....................     43

MORE ABOUT THE CONTRACTS..............................     43
   Designation and Change of Beneficiary..............     43
   Assignability......................................     44
   Proof of Age and Survival..........................     44
   Misstatements......................................     44
   Acceptance of New Premiums.........................     44


Description                                              Page

MORE ABOUT THE CONTRACTS (continued)
   Optional Benefits..................................     44
    Enhanced Death Benefit Rider......................     44
    6% Extra Credit Premium Rider.....................     44
    Guaranteed Return of Premium Rider................     45
    Guaranteed Minimum Withdrawal Benefit Rider.......     45
    General Provisions of Both Riders.................     46
    Owner and Spousal Lifetime Guaranteed
     Minimum Withdrawal Benefit Rider.................     47
    Lifetime Guaranteed Minimum Withdrawal
     Benefit Rider....................................     47
   Long Term Care Facility and Terminal Illness
    Benefit Rider.....................................     47

FEDERAL TAX MATTERS...................................     48
   Introduction.......................................     48
   Diversification Standards..........................     48
   Taxation of Annuities in General-Non-Qualified
    Plans.............................................     48
   Additional Considerations..........................     49
   Qualified Plans....................................     50
   Qualified Plan Federal Taxation Summary............     51
   403(b) Programs - Constraints on Withdrawals.......     51

OTHER INFORMATION.....................................     51
   Mixed and Shared Funding...........................     51
   Voting of Shares of the Funds......................     52
   Substitution of Investments........................     52
   Changes to Comply with Law and Amendments..........     53
   Reservation of Rights..............................     53
   Periodic Reports...................................     53
   Payments to Agents, Intermediaries and
    Other Financial Professionals.....................     53
   Legal Proceedings..................................     53
   Legal Matters......................................     53
   Financial Statements...............................     53

STATEMENT OF ADDITIONAL INFORMATION...................     54

                                 DEFINITIONS


Various terms commonly used in this Prospectus are defined as follows:

403(b) PLAN - An arrangement by a public school organization or an organization that is described in Section 501(c)(3) of the Internal Revenue Code, including certain charitable, educational and scientific organizations, under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Internal Revenue Code.


408 OR 408A PLAN - A plan of individual retirement accounts or annuities, including a traditional IRA, a simplified employee pension plan, SIMPLE IRA plan or Roth IRA established by an employer, that meets the requirements of
Section 408 or 408A of the Internal Revenue Code.


457 PLAN - A plan established by a unit of a state or local government or a tax-exempt organization under Section 457 of the Internal Revenue Code.

ACCOUNT VALUE - The total sum of a Contract Owner's value in the Variable Account and the Fixed Account. Initially, it is equal to the initial Premium less any applicable Premium tax, and thereafter reflects the net result of Premiums, investment experience, charges deducted, and any withdrawals taken. Account Value will be reduced by any unvested credits applied for the Extra Credit Premium Rider (if chosen) upon exercise of the right to examine or withdrawal.

ACCUMULATION PERIOD - The period starting on the Contract Date and ending when the Contract is terminated, either through surrender, withdrawal(s), annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUAL FREE WITHDRAWAL AMOUNT - The amount that may be withdrawn without incurring withdrawal charges, which is 12 percent of the Premium still subject to a withdrawal charge.

ANNUITANT - The person or persons upon whose life Annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant, Beneficiary or payee during the period specified in the Annuity Option.

ANNUITY DATE - The first (1st) day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of Annuity payments are made to an Annuitant, contingent Annuitant, or Beneficiary.

ANNUITY PERIOD - The period during which Annuity payments are made.

ASSUMED INTEREST RATE (AIR) - The investment rate built into the Variable Payment Annuity table used to determine the first Annuity payment.

AUL - American United Life Insurance Company(R).

BENEFICIARY - The person having the right to receive the Death Proceeds, if any, payable upon the death of the Contract Owner during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period under any Annuity Option other than a survivorship option (i.e., Option 3 - under which the contingent Annuitant has the right to benefits payable upon the death of an Annuitant).

BENEFIT BASE - An amount initially used to determine the Guaranteed Annual Withdrawal Amount. The Benefit Base will increase or decrease as described under the provisions of the Guaranteed Minimum Withdrawal Benefit Rider.

BUSINESS DAY - A day on which both the Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, the Corporate Office is not open for business on the day after Thanksgiving but the Corporate Office may not be open for business on other days.

CASH VALUE - An Owner's Account Value minus the applicable withdrawal charge.

CONTRACT ANNIVERSARY - The yearly anniversary of the Contract Date.

CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date the initial Premium is accepted under a Contract, and it is the date used to determine Contract Years, and Contract Anniversaries.

CONTRACT OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. A trustee or custodian may be designated to exercise an Owner's rights and responsibilities under a Contract in connection with a retirement plan that meets the requirements of Section 401 or 408 of the Internal Revenue Code. An administrator, custodian, or other person performing similar functions may be designated to exercise an Owner's responsibilities under a Contract in connection with a 403(b) or 457 Program. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, or administrator.

CONTRACT YEAR - A period beginning with one (1) Contract Anniversary, or, in the case of the first (1st) Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary.

CORPORATE OFFICE - The Variable Products Service Office at AUL's principal business office, One American Square,

P.O. Box 7127, Indianapolis, Indiana 46206-7127, (800) 537-6442.
www.oneamerica.com.

DEATH PROCEEDS - The amount payable to the Beneficiary by reason of the death of the Annuitant or Owner during the Accumulation Period in accordance with the terms of the Contract.


EMPLOYEE BENEFIT PLAN - A pension or profit-sharing plan established by an employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code.


FIRST YEAR PREMIUM - Premium received by AUL from a Contract Owner with an effective date in the first (1st) Contract Year.

FIXED ACCOUNT - An account that is part of AUL's General Account, and is not part of or dependent upon the investment performance of the Variable Account. The Fixed Account is not available in all states.

FIXED ACCOUNT VALUE - The total value under a Contract allocated to the Fixed Account.

FUNDS - A diversified, open-end management investment company commonly referred to as a Fund, or a portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

GUARANTEED ANNUAL WITHDRAWAL AMOUNT ("GAWA") - The maximum amount that may be withdrawn each year without reducing the Benefit Base for subsequent Contract Years.

GUARANTEED ANNUAL WITHDRAWAL AMOUNT ("GAWA") PERCENTAGE - The percentage that is multiplied by the Benefit Base to determine GAWA. The percentage is shown on the Rider Specifications Page.

HR-10 PLAN - An Employee Benefit Plan established by a self-employed person in accordance with Section 401 of the Internal Revenue Code.

INVESTMENT ACCOUNT/INVESTMENT OPTION - One (1) or more of the subdivisions of the Separate Account. Each Investment Account is invested in a corresponding portfolio of a particular Fund.

OWNER - See "Contract Owner."

PREMIUM(S) - The amounts paid to AUL as consideration for the Contract. In those states that require the payment of premium tax upon receipt of a Premium by AUL, the term "Premium" shall refer to the amount received by AUL net of the amount deducted for Premium tax.


PREMIUM YEAR - The year in which a Premium is received. The Premium Year begins with the payment date of each Premium.


PROPER NOTICE - Notice that is received at the Corporate Office in a form that is acceptable to AUL.


SEPARATE ACCOUNT - AUL American Individual Variable Annuity Unit Trust. The Separate Account is segregated into several Investment Accounts each of which invests in a corresponding Fund portfolio.


SPOUSE - For purposes of the Lifetime and Spouse Guaranteed Minimum Benefit Withdrawal Rider, the Spouse shall mean the person who is legally recognized as the Spouse of the Contract Owner under the laws of the state in which the Contract Owner permanently resides at the time of the first (1st) withdrawal. Any benefit due under this rider and the continuation of this rider are extended to this Spouse only.

VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day.

VALUATION PERIOD - The Valuation Period begins at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date. Generally, the Valuation Date is "closed" at or about 4:00 P.M. EDT on each day the NYSE is open for trading. The Valuation Date may close earlier than 4:00 P.M. EDT if the NYSE closes earlier than 4:00 P.M. and it is possible to determine the net asset value at that time.

VARIABLE ACCOUNT - The Separate Account.

VARIABLE ACCOUNT VALUE - The Account Value of this Contract which is invested in one (1) or more Investment Accounts.

                            SUMMARY


This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Account" section of this Prospectus briefly describe the Fixed Account.


PURPOSE OF THE CONTRACTS

AUL offers the individual variable Annuity contracts ("Contracts") described in this Prospectus for use in connection with taxable contribution retirement plans and deferred compensation plans for individuals (collectively "non-Qualified Plans"). AUL also offers the Contracts for use by individuals in connection with retirement plans that meet the requirements of Sections 401(a), 403(b), 457, 408 or 408A of the Internal Revenue Code, allowing for pre-tax contributions (collectively "Qualified Plans"). While variable Annuities may provide a Contract Owner with additional investment and insurance or Annuity-related benefits when used in connection with such a tax-qualified program, any tax deferral is provided by the program or plan and not the Annuity contract. A variable Annuity contract presents a dynamic concept in retirement planning designed to give Contract Owners flexibility in attaining investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed and variable Annuity payments. During the Accumulation Period, a Contract Owner can allocate Premiums to the various Investment Accounts of the Variable Account or to the Fixed Account. See "The Contracts."

Investors should carefully consider the tax benefits and disadvantages of a Contract, and should consult a tax advisor. The tax benefits can be important for investors seeking retirement income. The Contract may be disadvantageous for those who do not plan to use the Contract as a source of retirement income. The tax treatment may not be important for investors using the Contract in connection with certain Qualified Plans. Investors should also consider the investment and Annuity benefits offered by the Contracts.


TYPES OF CONTRACTS

AUL offers Contracts for which Premiums may vary in amount and frequency, subject to certain limitations ("Flexible Premium Contracts"). These Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both.



THE VARIABLE ACCOUNT AND THE FUNDS

AUL will allocate Premiums designated to accumulate on a variable basis to the Variable Account. See "Variable Account." The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the portfolios of the following Funds:


INVESTMENT ACCOUNT AND
CORRESPONDING FUND PORTFOLIO                 FUND                               INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth Portfolio             Alger Portfolios                   The Manager

Alger Small Cap Growth Portfolio             Alger Portfolios                   The Manager

AllianceBernstein VPS International          AllianceBernstein Variable         AllianceBernstein L.P.
Growth Portfolio                             Products Series Fund, Inc.

AllianceBernstein VPS International Value    AllianceBernstein Variable         AllianceBernstein L.P.
Portfolio                                    Products Series Fund, Inc.

AllianceBernstein VPS Small/Mid Cap          AllianceBernstein Variable         AllianceBernstein L.P.
Value Portfolio                              Products Series Fund, Inc.

American Century(R) VP Income & Growth       American Century(R) Variable       American Century(R) Investment
Fund                                         Portfolios, Inc.                   Management, Inc.

American Century(R) VP International Fund    American Century(R) Variable       American Century(R) Investment
                                             Portfolios, Inc.                   Management, Inc.

American Century(R) VP Mid Cap Value         American Century(R) Variable       American Century(R) Investment
Fund                                         Portfolios, Inc.                   Management, Inc.

American Century(R) VP Ultra(R) Fund         American Century(R) Variable       American Century(R) Investment
                                             Portfolios, Inc.                   Management, Inc.


INVESTMENT ACCOUNT AND
CORRESPONDING FUND PORTFOLIO                 FUND                               INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Mid Cap Growth Portfolio      Calvert Variable Series, Inc.      Calvert Asset Management Company, Inc.

Columbia Variable Portfolio - US             Columbia Funds Variable            Columbia Management Investment
Government Mortgage Fund (Formerly           Insurance Trust                    Advisers LLC
Columbia Variable Portfolio - Short
Duration US Govt Fund)

Columbia Variable Portfolio - Small Cap      Columbia Funds Variable            Columbia Management Investment
Value Fund                                   Insurance Trust                    Advisers LLC

Dreyfus IP, Small Cap Stock Index            Dreyfus Investment Portfolios      The Dreyfus Corporation
Portfolio

Dreyfus Investment Portfolios,               Dreyfus Investment Portfolios      The Dreyfus Corporation
Technology Growth Portfolio

Dreyfus VIF, Appreciation Portfolio          Dreyfus Variable Investment        The Dreyfus Corporation
                                             Fund

Fidelity(R) VIP Freedom Income Portfolio     Fidelity(R) Variable Insurance     Strategic Advisers(R)
                                             Products (VIP) Freedom Funds

Fidelity(R) VIP Freedom 2005 Portfolio       Fidelity(R) Variable Insurance     Strategic Advisers(R)
                                             Products (VIP) Freedom Funds

Fidelity(R) VIP Freedom 2010 Portfolio       Fidelity(R) Variable Insurance     Strategic Advisers(R)
                                             Products (VIP) Freedom Funds

Fidelity(R) VIP Freedom 2015 Portfolio       Fidelity(R) Variable Insurance     Strategic Advisers(R)
                                             Products (VIP) Freedom Funds

Fidelity(R) VIP Freedom 2020 Portfolio       Fidelity(R) Variable Insurance     Strategic Advisers(R)
                                             Products (VIP) Freedom Funds

Fidelity(R) VIP Freedom 2025 Portfolio       Fidelity(R) Variable Insurance     Strategic Advisers(R)
                                             Products (VIP) Freedom Funds

Fidelity(R) VIP Freedom 2030 Portfolio       Fidelity(R) Variable Insurance     Strategic Advisers(R)
                                             Products (VIP) Freedom Funds

Fidelity(R) VIP Asset Manager(SM) Portfolio  Fidelity(R) Variable Insurance     Fidelity(R) Management & Research Company
                                             Products (VIP)

Fidelity(R) VIP Contrafund(R) Portfolio      Fidelity(R) Variable Insurance     Fidelity(R) Management & Research Company
                                             Products (VIP)

Fidelity(R) VIP Equity-Income Portfolio      Fidelity(R) Variable Insurance     Fidelity(R) Management & Research Company
                                             Products (VIP)

Fidelity(R) VIP Growth Portfolio             Fidelity(R) Variable Insurance     Fidelity(R) Management & Research Company
                                             Products (VIP)

Fidelity(R) VIP High Income Portfolio        Fidelity(R) Variable Insurance     Fidelity(R) Management & Research Company
                                             Products (VIP)

Fidelity(R) VIP Index 500 Portfolio          Fidelity(R) Variable Insurance     Fidelity(R) Management & Research Company
                                             Products (VIP)

Fidelity(R) VIP Mid-Cap Portfolio            Fidelity(R) Variable Insurance     Fidelity(R) Management & Research Company
                                             Products (VIP)

Fidelity(R) VIP Overseas Portfolio           Fidelity(R) Variable Insurance     Fidelity(R) Management & Research Company
                                             Products (VIP)

Franklin Small Cap Value Securities Fund     Franklin Templeton Variable        Franklin Advisory Services, LLC
                                             Insurance Products Trust

Templeton Global Bond Securities Fund        Franklin Templeton Variable        Franklin Advisory Services, LLC
                                             Insurance Products Trust

Templeton Global Bond Securities Fund        Franklin Templeton Variable        Franklin Advisory Services, LLC
                                             Insurance Products Trust


INVESTMENT ACCOUNT AND
CORRESPONDING FUND PORTFOLIO                 FUND                               INVESTMENT ADVISOR
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds        Franklin Templeton Variable        Franklin Templeton Services LLC
Allocation Fund                              Insurance Products Trust

Invesco V.I. Mid Cap Growth Fund             Invesco V.I. Funds Trust           Invesco Advisers, Inc.
(Formerly Invesco Van Kampen V.I. Mid
Cap Growth Fund)

Invesco V.I. Core Equity Fund                Invesco V.I. Funds Trust           Invesco Advisers, Inc.

Invesco V.I. Diversified Dividend Fund       Invesco V.I. Funds Trust           Invesco Advisers, Inc.

Invesco V.I. Global Health Care Fund         Invesco V.I. Funds Trust           Invesco Advisers, Inc.

Invesco V.I. Global Real Estate Fund         Invesco V.I. Funds Trust           Invesco Advisers, Inc.

Invesco V.I. High Yield Fund                 Invesco V.I. Funds Trust           Invesco Advisers, Inc.

Invesco V.I. International Growth Fund       Invesco V.I. Funds Trust           Invesco Advisers, Inc.

Invesco V.I. Utilities Fund                  Invesco V.I. Funds Trust           Invesco Advisers, Inc.

Janus Aspen Flexible Bond Portfolio          Janus Aspen Series                 Janus Capital Management LLC

Janus Aspen Forty Portfolio                  Janus Aspen Series                 Janus Capital Management LLC

Janus Aspen Overseas Portfolio               Janus Aspen Series                 Janus Capital Management LLC

Janus Aspen Perkins Mid Cap Value            Janus Aspen Series                 Janus Capital Management LLC
Portfolio

Janus Aspen Global Research Portfolio        Janus Aspen Series                 Janus Capital Management LLC
(Formerly Janus Aspen Worldwide
Portfolio Institutional Class)

Neuberger Berman AMT Mid-Cap Growth          Neuberger Berman Advisers          Neuberger Berman Management LLC
Portfolio                                    Management Trust

Neuberger Berman Mid Cap Intrinsic           Neuberger Berman Advisers          Neuberger Berman Management LLC
Value Portfolio                              Management Trust

Neuberger Berman Short Duration Bond         Neuberger Berman Advisers          Neuberger Berman Management LLC
Portfolio                                    Management Trust

Neuberger Berman AMT Small Cap               Neuberger Berman Advisers          Neuberger Berman Management LLC
Growth Portfolio                             Management Trust

OneAmerica Asset Director Portfolio          OneAmerica Funds, Inc.             OneAmerica Asset Management, LLC

OneAmerica Investment Grade Bond             OneAmerica Funds, Inc.             OneAmerica Asset Management, LLC
Portfolio

OneAmerica Money Market Portfolio            OneAmerica Funds, Inc.             OneAmerica Asset Management, LLC

OneAmerica Value Portfolio                   OneAmerica Funds, Inc.             OneAmerica Asset Management, LLC

Pioneer Emerging Markets VCT Portfolio       Pioneer Variable Contracts Trust   Pioneer Investment Management, Inc.
                                             (VCT)

Pioneer Equity Income VCT Portfolio          Pioneer Variable Contracts Trust   Pioneer Investment Management, Inc.
                                             (VCT)

Pioneer Fund VCT Portfolio                   Pioneer Variable Contracts Trust   Pioneer Investment Management, Inc.
                                             (VCT)

Pioneer Select Mid Cap Growth VCT            Pioneer Variable Contracts Trust   Pioneer Investment Management, Inc.
Portfolio (Formerly Pioneer Growth           (VCT)
Opportunities VCT Portfolio)

Royce Capital Fund - Small-Cap Portfolio     The Royce Funds                    Royce & Associates, LLC

T. Rowe Price Blue Chip Growth Portfolio     T. Rowe Price Equity Series, Inc.  T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income Portfolio        T. Rowe Price Equity Series, Inc.  T. Rowe Price Associates, Inc.

T. Rowe Price Limited-Term Bond              T. Rowe Price Fixed Income         T. Rowe Price Associates, Inc.
Portfolio                                    Series, Inc.


INVESTMENT ACCOUNT AND
CORRESPONDING FUND PORTFOLIO                 FUND                                INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Growth Portfolio       T. Rowe Price Equity Series, Inc.   T. Rowe Price Associates, Inc.

Timothy Conservative Growth Portfolio        Timothy Plan(R) Portfolio Variable  Timothy Partners, LTD
                                             Series

Timothy Strategic Growth Portfolio           Timothy Plan(R) Portfolio Variable  Timothy Partners, LTD
                                             Series

Vanguard(R) VIF Diversified Value Portfolio  Vanguard(R) Variable Insurance      Barrow, Hanley, Mewhinney & Strauss LLC
                                             Fund

Vanguard(R) VIF Mid-Cap Index Portfolio      Vanguard(R) Variable Insurance      Vanguard Group
                                             Fund

Vanguard(R) VIF Small Company Growth         Vanguard(R) Variable Insurance      Granahan Investment Management, Inc. &
Portfolio                                    Fund                                Vanguard Group

Vanguard(R) VIF Total Bond Market Index      Vanguard(R) Variable Insurance      Vanguard Group
Portfolio                                    Fund




Each of the Funds has a different investment objective. A Contract Owner may allocate Premiums to one (1) or more of the Investment Accounts available under a Contract. Premiums allocated to a particular Investment Account will increase or decrease in dollar value depending upon the investment performance of the corresponding Fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Contract Owner bears the investment risk for amounts allocated to an Investment Account of the Variable Account.


SUMMARY OF THE FIXED ACCOUNT


A Contract Owner may allocate Premiums to the Fixed Account which is part of AUL's General Account. The Fixed Account is not available in all states.


Amounts allocated to the Fixed Account earn interest at rates periodically determined by AUL. Generally, any current rate that exceeds the guaranteed rate will be effective for the Contract for a period of at least one (1) year. These rates are guaranteed to be at least equal to a minimum effective annual rate ranging between 1 percent and 4 percent, depending on the contract ("Guaranteed Rate").


PREMIUMS

The Contract Owner may vary Premiums in amount and frequency. The minimum monthly APP (Automatic Premium Payment) is $100. Otherwise, the minimum annual Premium is $1,000. The minimum First (1st) Year Premium is $1,000. See "Premiums under the Contracts."


RIGHT TO EXAMINE


The Owner has the right to return the Contract for any reason within the Right to Examine Period, which is a ten (10) day period beginning when the Owner receives the Contract. If a particular state requires a longer Right to Examine Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the Account Value as of the end of the Valuation Period in which AUL receives the Contract. The Contract Owner bears the investment risk during the period prior to AUL's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for individual retirement annuities, created under 408 and 408(A), (if returned within seven (7) days of receipt).



TRANSFERS

A Contract Owner may transfer his or her Variable Account Value among the available Investment Accounts or to the Fixed Account at any time during the Accumulation Period. The Contract Owner may transfer part of his or her Fixed Account Value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. The minimum transfer amount from any one Investment Account or from the Fixed Account is $500. If the Account Value in an Investment Account or the Fixed Account prior to a transfer is less than $500, then the minimum transfer amount is the Contract Owner's remaining Account Value in that account. If, after any transfer, the remaining Account Value in an Investment Account or in the Fixed Account would be less than $25, then AUL will treat that request as a request for a transfer of the entire Account Value.


If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, the transfer right may be restricted. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet-based transfers. Transfers may result in a charge to the Contract Owner.

CHARGES

AUL will deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges include a withdrawal charge assessed upon withdrawal or surrender, a mortality and expense risk charge, a Premium tax charge, an administrative fee, fees for selected optional benefit riders and an annual Contract fee. In addition, the Funds pay investment advisory fees and other expenses. For further information on these charges and expenses, see "Charges and Deductions."


DISTRIBUTIONS


WITHDRAWALS

The Contract Owner may surrender or take a withdrawal from the Account Value at any time before the Annuity Date. Withdrawals and surrenders are subject to the limitations under any applicable Qualified Plan and applicable law. The minimum withdrawal amount is $100 for systematic withdrawals and $500 for all other withdrawals.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "403(b) Programs-Constraints on Withdrawals." See "Cash Withdrawals" for more information, including the possible charges and tax consequences of surrenders or withdrawals.


THE DEATH BENEFIT

If a Contract Owner dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. The amount of the death benefit is equal to the Death Proceeds. A death benefit will not be payable if the Contract Owner dies on or after the Annuity Date, except as may be provided under the Annuity Option elected. See "The Death Proceeds Payment Provisions" and "Annuity Period."


DOLLAR COST AVERAGING PROGRAM

At any time, the Contract Owner may purchase units of an Investment Account over a period of time through the Dollar Cost Averaging ("DCA") Program. Under the DCA Program, the Contract Owner authorizes AUL to transfer a specific dollar amount from the OneAmerica Money Market Investment Account ("MMIA") into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. These transfers will continue automatically until AUL receives notice from the Contract Owner to discontinue the DCA Program, or until there is not enough money in the MMIA, to continue the DCA Program. To participate in the DCA Program, AUL requires a minimum deposit of $10,000 into the MMIA. For further information, see the explanation under "Dollar Cost Averaging Program."


PORTFOLIO REBALANCING PROGRAM

If the Contract Owner does not participate in the Portfolio Optimization Program, he or she may elect to automatically adjust his or her Investment Account balances consistent with the allocation most recently requested. AUL can do this on a quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences.


EXTRA CREDIT PREMIUM RIDER


The Extra Credit Premium Rider, if selected, offers a credit of 6 percent of the total First (1st) Year Premium payments (the "Credit"). There is a separate charge for this rider. If an Owner selects the Extra Credit Premium Rider at the time of application, AUL will credit an extra amount to the Contract each time the Owner makes a Premium payment within the first twelve (12) months after the Contract is issued. Any withdrawals or surrender will result in the recapture of a portion of the Credit amount, according to the Credit vesting schedule. See "Expense Table" for detail regarding the charges for this rider. See "Extra Credit Premium Rider" below for more detail regarding the rider.



PORTFOLIO OPTIMIZATION PROGRAM (THE "PROGRAM")

Portfolio Optimization is diversification among asset classes to help reduce volatility over the long-term. If the Owner selects a Portfolio Optimization model, the Owner's initial Premium payment will be allocated to the Investment Options according to the model the Owner selects. Subsequent Premium payments will also be allocated accordingly. The Program automatically rebalances the Owner's Contract annually, to maintain the asset allocation given in the Owner's Portfolio Optimization model (which may be updated annually; see below).

All the Portfolio Optimization models generally are evaluated on an annual basis. Each model may change and Investment Options may be added to or deleted from a model as a result of the annual analysis. After the annual analysis, the Owner's model will be automatically updated to the new version. This means the Owner's allocations, and potentially the underlying Investment Options, will automatically change and the Owner's Account Value (plus any applied Credits) will be automatically rebalanced among the Investment Options in the Owner's model each year.

The Program must be chosen if the Owner elects certain riders. If the Owner elects one of these riders and later terminates the Program, the rider(s) will automatically terminate.


OTHER OPTIONAL BENEFIT RIDERS

AUL offers one other optional benefit rider with separate charges. A Contract Owner may add, at issue, an Enhanced Death Benefit Rider. See "Optional Benefits" for a description of the benefits and "Expense Table" for detail regarding the charges for the individual benefits. This rider may not be available in all states and there is no guarantee that it will be available in all states in the future.


CONTACTING AUL

Individuals should direct all written requests, notices, and forms required under these Contracts, and any questions or inquiries to AUL's Variable Products Office at the address and phone number shown on the front of this Prospectus.

                                EXPENSE TABLE


The following tables describe the fees and expenses that the Owner will pay when buying, owning, and surrendering the Contract. The first (1st) table describes the fees and expenses that the Owner will pay at the time that the Owner buys the Contract, surrenders the Contract, or transfers Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge."


CONTRACT OWNER TRANSACTION EXPENSES


DEFERRED SALES LOAD (AS A PERCENTAGE OF PREMIUM SURRENDERED, BASED ON DATE OF DEPOSIT; ALSO REFERRED TO AS A "WITHDRAWAL CHARGE" )(1)


                 CHARGE AS A PERCENTAGE OF PREMIUM ON WITHDRAWAL EXCEEDING 12% ANNUAL FREE WITHDRAWAL AMOUNT(1)

Premium Year                                            1        2        3        4        5        6        7       8 or more
-------------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge                                      7%       6%       5%       4%       3%       2%       1%          0%

(1) An amount withdrawn during a Contract Year referred to as the Annual Free Withdrawal Amount will not be subject to a withdrawal charge. The Annual Free Withdrawal Amount is 12 percent of Premium still subject to a withdrawal charge. See "Withdrawal Charge."

The next table describes the fees and expenses that the Owner will pay periodically during the time that the Owner owns the Contract, not including Fund expenses.

The information contained in the table is not generally applicable to amounts allocated to the Fixed Account or to Annuity payments under an Annuity Option.



ANNUAL CONTRACT FEE
Maximum Annual Contract fee for Contracts less than $50,000 Account Value and Credits                                    $     35
Maximum Annual Contract fee for Contracts $50,000 or greater Account Value and Credits                                   $      0

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF ANNUAL ACCOUNT VALUE)
Administrative Fee(2)                                                                                                         0.15%
Standard Individual Deferred Variable Annuity(2)
Mortality and expense risk charge                                                                                             1.15%
Optional Rider Expenses (as an equivalent annual percentage of average Account Value)
Enhanced Death Benefit Rider(2)                                                                                               0.15%
Guaranteed Return of Premium Rider(2)(5)                                                                                      1.00%
6% Extra Credit Premium Rider(3)                                                                                              0.75%
Maximum Lifetime Guaranteed Minimum Withdrawal Benefit Rider(4)(5)                                                            1.15%
Maximum Owner and Spousal Lifetime Guaranteed Minimum Withdrawal Benefit Rider(4)(5)                                          1.45%
Long-Term Care Facility and Terminal Illness Benefit Rider                                                                no charge
Optional Fees
Transfer fee per transfer for transfers in excess of 24 in a Contract Year                                               $     25


(2) The Variable Account expenses set forth apply exclusively to allocations made to the Investment Account(s) of the Variable Account. Such charges do not apply to, and will not be assessed against, allocations made to the Fixed Account. Such charges will be deducted from the Account Value at the beginning of each month that the Contract is in force.

(3) The expenses set forth apply to allocations made to both the Investment Account(s) of the Variable Account and the Fixed Account. Such charges will be deducted from the Account Value at the beginning of each month that the Contract is in force.

(4) The charge will be assessed monthly against the greater of the Account Value and the Benefit Base.


(5) These riders are no longer available for Contracts applied for on or after February 2, 2009 and may not be purchased at the time the Contract is issued or at any time after issue for any Contracts applied for on or after February 2, 2009


The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


TOTAL FUND ANNUAL OPERATING EXPENSES                                                        MINIMUM                  MAXIMUM
-----------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses)                                                   0.10%                    2.10%


EXAMPLE



The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.



The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. The Example is per $1,000. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:




(1) If the Owner surrenders his or her Contract at the end of the applicable time period:



                                                                                 1 Year      3 Years     5 Years     10 Years
Flexible Premium Contracts                                                       $139.60     $265.16     $385.02      $661.59



(2) If the Owner annuitizes at the end of the applicable time period:



                                                                                 1 Year      3 Years     5 Years     10 Years
Flexible Premium Contracts                                                       $139.60     $265.16     $385.02      $661.59



(3) If the Owner does not surrender his or her Contract:



                                                                                 1 Year      3 Years     5 Years     10 Years
Flexible Premium Contracts                                                       $74.31      $218.52     $357.03      $661.59




                       CONDENSED FINANCIAL INFORMATION




The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the year of first deposit or the ten-year period from January 1, 2004 through December 31, 2013. The following tables should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2013. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Registered Public Accounting Firm.



* All Investment Accounts represent Class B units.



                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
OneAmerica Asset Director Portfolio
    2013                                             $ 9.14                        $10.67                       1,362,729
    2012                                               8.39                          9.14                       1,866,972
    2011                                               8.43                          8.39                       2,411,533
    2010                                               7.64                          8.43                       3,124,925
    2009                                               6.13                          7.64                       3,824,406
    2008                                               8.33                          6.13                       4,530,843
    2007                                               8.03                          8.33                       5,340,556
    2006                                               7.36                          8.03                       5,435,517
    2005                                               6.93                          7.36                       5,327,100
    2004                                               6.29                          6.93                       4,320,337



* All Investment Accounts represent Class B units.

                                                                            ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT*                         AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
OneAmerica Investment Grade Bond Portfolio
    2013                                            $  7.42                      $  7.17                      4,142,891
    2012                                               7.22                         7.42                      4,991,466
    2011                                               6.81                         7.22                      5,388,182
    2010                                               6.43                         6.81                      5,738,849
    2009                                               5.64                         6.43                      5,627,237
    2008                                               5.77                         5.64                      6,576,848
    2007                                               5.50                         5.77                      6,267,536
    2006                                               5.36                         5.50                      3,295,168
    2005                                               5.32                         5.36                      3,441,717
    2004                                               5.18                         5.32                      1,923,562

OneAmerica Money Market Portfolio
    2013                                            $  1.03                      $  1.01                     15,705,792
    2012                                               1.04                         1.03                     19,792,575
    2011                                               1.05                         1.04                     22,935,328
    2010                                               1.07                         1.05                     19,859,579
    2009                                               1.08                         1.07                     23,295,900
    2008                                               1.07                         1.08                     29,256,576
    2007                                               1.04                         1.07                     18,222,545
    2006                                               1.00                         1.04                     24,781,905
    2005                                               0.99                         1.00                     11,129,815
    2004                                               0.99                         0.99                     10,129,077

OneAmerica Value Portfolio
    2013                                            $  9.19                      $ 12.01                      2,127,547
    2012                                               8.22                         9.19                      2,611,976
    2011                                               8.53                         8.22                      3,125,857
    2010                                               7.61                         8.53                      3,676,106
    2009                                               5.91                         7.61                      4,149,662
    2008                                               9.50                         5.91                      4,528,365
    2007                                               9.29                         9.50                      4,989,382
    2006                                               8.29                         9.29                      4,833,234
    2005                                               7.65                         8.29                      4,374,840
    2004                                               6.74                         7.65                      3,826,153

Alger Large Cap Growth Portfolio
    2013                                            $  8.73                      $ 11.63                        293,482
    2012                                               8.05                         8.73                        438,863
    2011                                               8.18                         8.05                        496,289
    2010                                               7.31                         8.18                        564,419
    2009                                               5.02                         7.31                        651,076
    2008                                               9.44                         5.02                        740,018
    2007                                               7.97                         9.44                        893,572
    2006                                               7.68                         7.97                      1,041,617
    2005                                               6.95                         7.68                      1,173,601
    2004                                               6.67                         6.95                      1,330,914



* All Investment Accounts represent Class B units.

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Alger Small Cap Growth Portfolio
    2013                                             $ 12.70                      $ 16.84                        900,309
    2012                                               11.44                        12.70                        862,650
    2011                                               11.97                        11.44                      1,018,102
    2010                                                9.68                        11.97                      1,392,857
    2009                                                6.74                         9.68                      1,624,548
    2008                                               12.79                         6.74                      1,566,023
    2007                                                4.59                        12.79                      2,475,151
    2006                                                9.33                         4.59                        764,475
    2005                                                8.08                         9.33                        681,726
    2004                                                7.03                         8.08                        229,048

AllianceBernstein VPS International Growth Portfolio
    2013                                             $  3.83                      $  4.29                         36,416
    2012                                                3.36                         3.83                         26,811
    2011                                                4.04                         3.36                         38,294
    2010                                                3.63                         4.04                         40,747
    2009                                                2.63                         3.63                         18,953
    2008                                                5.00 (05/01/2008)            2.63                          1,119

AllianceBernstein VPS International Value Portfolio
    2013                                             $  2.97                      $  3.61                         42,235
    2012                                                2.63                         2.97                         29,648
    2011                                                3.30                         2.63                         50,111
    2010                                                3.20                         3.30                      2,985,923
    2009                                                2.40                         3.20                      2,872,840
    2008                                                5.00 (05/01/2008)            2.40                      6,049,192

AllianceBernstein VPS Small/Mid Cap Value Portfolio
    2013                                             $  5.94                      $  8.09                      1,809,519
    2012                                                5.07                         5.94                      2,124,748
    2011                                                5.60                         5.07                      2,336,910
    2010                                                4.47                         5.60                      2,600,147
    2009                                                3.17                         4.47                      3,201,625
    2008                                                5.00 (05/01/2008)            3.17                      2,901,047

American Century(R) VP Income & Growth Fund
    2013                                             $  8.20                      $ 10.99                        151,890
    2012                                                7.24                         8.20                        174,817
    2011                                                7.11                         7.24                        224,093
    2010                                                6.31                         7.11                        246,797
    2009                                                5.41                         6.31                        293,926
    2008                                                8.39                         5.41                        391,777
    2007                                                8.50                         8.39                      2,521,487
    2006                                                7.36                         8.50                      4,640,391
    2005                                                7.12                         7.36                      2,812,375
    2004                                                6.38                         7.12                      1,664,439



* All Investment Accounts represent Class B units.

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
American Century(R) VP International Fund
    2013                                             $ 9.36                        $11.31                         526,831
    2012                                               7.83                          9.36                         575,878
    2011                                               9.01                          7.83                         645,328
    2010                                               8.06                          9.01                         764,483
    2009                                               6.10                          8.06                         811,611
    2008                                              11.21                          6.10                       1,818,041
    2007                                               9.62                         11.21                       4,999,368
    2006                                               7.79                          9.62                       1,846,697
    2005                                               6.97                          7.79                       1,991,914
    2004                                               6.15                          6.97                         294,943

American Century(R) VP Mid Cap Value Fund
    2013                                             $ 8.61                        $11.04                          16,779
    2012                                               7.50                          8.61                          14,230
    2011                                               7.67                          7.50                          14,453
    2010                                               6.53                          7.67                           9,652
    2009                                               5.00 (04/29/2009)             6.53                           3,745

American Century(R) VP Ultra(R) Fund
    2013                                             $ 6.17                        $ 8.35                          32,028
    2012                                               5.49                          6.17                          34,209
    2011                                               5.50                          5.49                          51,307
    2010                                               4.80                          5.50                          35,694
    2009                                               3.62                          4.80                          26,015
    2008                                               6.26                          3.62                          25,537
    2007                                               5.24                          6.26                          30,290
    2006                                               5.50                          5.24                          17,691
    2005                                               5.00 (04/29/2005)             5.50                             337

American Century(R) VP Vista(SM) Fund
    2013                                             $ 6.60                        $ 8.48                          59,811
    2012                                               5.79                          6.60                          68,993
    2011                                               6.36                          5.79                          83,093
    2010                                               5.20                          6.36                          92,691
    2009                                               4.30                          5.20                         104,296
    2008                                               8.49                          4.30                         106,459
    2007                                               6.15                          8.49                         108,633
    2006                                               5.72                          6.15                       3,393,440
    2005                                               5.00 (04/29/2005)             5.72                           2,788

Calvert VP SRI Mid Cap Growth Portfolio
    2013                                             $ 9.73                        $12.48                          54,164
    2012                                               8.45                          9.73                          38,846
    2011                                               8.36                          8.45                          41,280
    2010                                               6.44                          8.36                          66,965
    2009                                               4.94                          6.44                          41,638
    2008                                               7.97                          4.94                          56,392
    2007                                               7.33                          7.97                          66,410
    2006                                               6.95                          7.33                          57,606
    2005                                               7.01                          6.95                          54,247
    2004                                               6.50                          7.01                          37,556



* All Investment Accounts represent Class B units.

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Columbia Variable Portfolio - Small Cap Value Fund
    2013                                             $ 5.84                       $ 7.74                          83,269
    2012                                               5.31                         5.84                       2,227,352
    2011                                               5.72                         5.31                       2,683,939
    2010                                               4.57                         5.72                       2,995,551
    2009                                               3.70                         4.57                       3,456,956
    2008                                               5.00 (05/01/2008)            3.70                       3,379,716

Columbia Variable Portfolio - US Government Mortgage Fund (Formerly Columbia Variable Portfolio - Short Duration US Government Fund)
    2013                                             $ 5.02                       $ 4.87                           3,955
    2012                                               5.01                         5.02                           3,366
    2011                                               5.00 (04/28/2011)            5.01                           7,214

Dreyfus IP Small Cap Stock Index Portfolio
    2013                                             $ 8.97                       $12.46                          21,976
    2012                                               7.85                         8.97                           2,270
    2011                                               7.91                         7.85                           2,540
    2010                                               6.37                         7.91                           2,536
    2009                                               5.00 (05/01/2009)            6.37                               0

Dreyfus Investment Portfolios Technology Growth
    2013                                             $ 7.19                       $ 9.40                          50,031
    2012                                               6.32                         7.19                          57,537
    2011                                               6.96                         6.32                          69,594
    2010                                               5.44                         6.96                          77,445
    2009                                               3.51                         5.44                          43,581
    2008                                               6.05                         3.51                          34,908
    2007                                               5.35                         6.05                          30,287
    2006                                               5.21                         5.35                          14,498
    2005                                               5.10                         5.21                           9,362
    2004                                               5.00 (05/28/2004)            5.10                           1,472

Dreyfus VIF Appreciation Portfolio
    2013                                             $ 7.12                       $ 8.49                          34,718
    2012                                               6.55                         7.12                          41,932
    2011                                               6.10                         6.55                          41,762
    2010                                               5.37                         6.10                          32,305
    2009                                               4.45                         5.37                          31,937
    2008                                               6.42                         4.45                          33,608
    2007                                               6.08                         6.42                          45,172
    2006                                               5.30                         6.08                          47,114
    2005                                               5.16                         5.30                          20,048
    2004                                               5.00 (05/28/2004)            5.16                          13,103

Fidelity(R) VIP Freedom Income Portfolio
    2013                                             $ 6.39                       $ 6.66                          19,170
    2012                                               6.08                         6.39                          57,651
    2011                                               6.06                         6.08                          47,752
    2010                                               5.71                         6.06                          60,207
    2009                                               5.03                         5.71                         128,761
    2008                                               5.69                         5.03                         189,958
    2007                                               5.43                         5.69                         201,066
    2006                                               5.10                         5.43                          74,135
    2005                                               5.00 (05/20/2005)            5.10                          76,179



* All Investment Accounts represent Class B units.

                                                                            ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE         VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD              PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Freedom 2005 Portfolio
    2013                                            $  6.58                      $  7.13                            425
    2012                                               6.09                         6.58                            427
    2011                                               6.15                         6.09                          1,369
    2010                                               5.60                         6.15                         19,293
    2009                                               4.61                         5.60                         23,026
    2008                                               6.13                         4.61                         21,512
    2007                                               5.72                         6.13                         30,266
    2006                                               5.26                         5.72                         32,893
    2005                                               5.00 (05/20/2005)            5.26                         17,914

Fidelity(R) VIP Freedom 2010 Portfolio
    2013                                            $  6.79                      $  7.60                         28,693
    2012                                               6.15                         6.79                         49,386
    2011                                               6.24                         6.15                         66,953
    2010                                               5.60                         6.24                         58,782
    2009                                               4.56                         5.60                         40,875
    2008                                               6.17                         4.56                        115,634
    2007                                               5.75                         6.17                          8,594
    2006                                               5.35                         5.75                          5,698

Fidelity(R) VIP Freedom 2015 Portfolio
    2013                                            $  6.90                      $  7.79                         45,417
    2012                                               6.22                         6.90                         54,332
    2011                                               6.33                         6.22                         78,229
    2010                                               5.67                         6.33                         79,502
    2009                                               4.58                         5.67                         65,553
    2008                                               6.36                         4.58                         18,228
    2007                                               5.90                         6.36                         10,060
    2006                                               5.35                         5.90                          7,785
    2005                                               5.00 (05/20/2005)            5.35                          6,445

Fidelity(R) VIP Freedom 2020 Portfolio
    2013                                            $  6.83                      $  7.82                        122,392
    2012                                               6.11                         6.83                         99,822
    2011                                               6.25                         6.11                        127,280
    2010                                               5.53                         6.25                         79,375
    2009                                               4.34                         5.53                         91,304
    2008                                               6.53                         4.34                         87,762
    2007                                               6.00                         6.53                        147,757
    2006                                               5.43                         6.00                         11,071
    2005                                               5.00 (05/20/2005)            5.43                         11,002

Fidelity(R) VIP Freedom 2025 Portfolio
    2013                                            $  6.93                      $  8.21                         78,140
    2012                                               6.10                         6.93                         88,342
    2011                                               6.32                         6.10                         53,394
    2010                                               5.53                         6.32                         99,186
    2009                                               4.30                         5.53                         97,636
    2008                                               6.62                         4.30                         60,361
    2007                                               6.07                         6.62                         44,578
    2006                                               5.44                         6.07                         39,791
    2005                                               5.00 (05/20/2005)            5.44                          6,674



* All Investment Accounts represent Class B units.

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Freedom 2030 Portfolio
    2013                                             $  6.76                       $ 8.12                          90,135
    2012                                                5.93                         6.76                          89,046
    2011                                                6.17                         5.93                          58,422
    2010                                                5.38                         6.17                          45,952
    2009                                                4.14                         5.38                          40,149
    2008                                                6.77                         4.14                          19,131
    2007                                                6.16                         6.77                          13,276
    2006                                                5.52                         6.16                           8,605
    2005                                                5.00 (05/20/2005)            5.52                             188

Fidelity(R) VIP Asset Manager(SM) Portfolio
    2013                                             $  8.12                       $ 9.27                         244,929
    2012                                                7.31                         8.12                         266,210
    2011                                                7.60                         7.31                         313,648
    2010                                                6.74                         7.60                         346,374
    2009                                                5.29                         6.74                         371,358
    2008                                                7.52                         5.29                         422,457
    2007                                                6.60                         7.52                         441,651
    2006                                                6.23                         6.60                         503,712
    2005                                                6.06                         6.23                         732,122
    2004                                                5.82                         6.06                         749,297

Fidelity(R) VIP Contrafund(R) Portfolio
    2013                                             $ 10.38                       $13.45                         999,756
    2012                                                9.04                        10.38                       1,266,554
    2011                                                9.39                         9.04                       1,514,354
    2010                                                8.12                         9.39                       1,766,652
    2009                                                6.06                         8.12                       1,930,167
    2008                                               10.68                         6.06                       2,179,481
    2007                                                9.20                        10.68                       2,589,952
    2006                                                8.34                         9.20                       2,785,199
    2005                                                7.23                         8.34                       2,724,643
    2004                                                6.34                         7.23                       2,473,556

Fidelity(R) VIP Equity-Income Portfolio
    2013                                             $  8.40                       $10.62                         367,940
    2012                                                7.25                         8.40                         379,655
    2011                                                7.28                         7.25                         461,356
    2010                                                6.40                         7.28                         530,232
    2009                                                4.98                         6.40                         625,388
    2008                                                8.80                         4.98                       5,008,462
    2007                                                8.78                         8.80                       3,731,621
    2006                                                7.40                         8.78                       3,690,644
    2005                                                7.08                         7.40                       2,630,907
    2004                                                6.43                         7.08                       1,814,637



* All Investment Accounts represent Class B units.

                                                                               ACCUMULATION UNIT        NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE            VALUE AT END OF            UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD                 PERIOD                 AT END OF PERIOD
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio
    2013                                             $  8.37                       $ 11.26                        268,458
    2012                                                7.39                          8.37                        337,376
    2011                                                7.48                          7.39                        383,242
    2010                                                6.10                          7.48                        427,291
    2009                                                4.82                          6.10                        476,834
    2008                                                9.24                          4.82                        520,350
    2007                                                7.37                          9.24                        567,086
    2006                                                6.99                          7.37                        728,255
    2005                                                6.69                          6.99                        763,527
    2004                                                6.56                          6.69                        855,620

Fidelity(R) VIP High Income Portfolio
    2013                                             $ 10.50                       $ 10.98                        270,430
    2012                                                9.32                         10.50                        356,223
    2011                                                9.07                          9.32                        263,472
    2010                                                8.07                          9.07                        308,390
    2009                                                5.68                          8.07                        345,424
    2008                                                7.67                          5.68                        354,653
    2007                                                7.56                          7.67                        503,704
    2006                                                6.89                          7.56                        541,451
    2005                                                6.79                          6.89                      1,180,621
    2004                                                6.28                          6.79                        764,742

Fidelity(R) VIP Index 500 Portfolio
    2013                                             $  8.66                       $ 11.31                      3,394,441
    2012                                                7.57                          8.66                      3,971,054
    2011                                                7.52                          7.57                      5,052,900
    2010                                                6.62                          7.52                      5,963,862
    2009                                                5.30                          6.62                      6,570,984
    2008                                                8.52                          5.30                      7,276,004
    2007                                                8.19                          8.52                      6,592,076
    2006                                                7.17                          8.19                      5,414,600
    2005                                                6.93                          7.17                      4,192,621
    2004                                                6.34                          6.93                      2,753,961

Fidelity(R) VIP MidCap Portfolio
    2013                                             $  8.14                       $ 10.91                      1,015,538
    2012                                                7.19                          8.14                      1,141,604
    2011                                                8.18                          7.19                      1,697,328
    2010                                                6.44                          8.18                      1,876,680
    2009                                                5.00 (05/01/2009)             6.44                      2,185,760



* All Investment Accounts represent Class B units.

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio
    2013                                             $  9.49                       $ 12.22                        202,043
    2012                                                7.96                          9.49                        236,960
    2011                                                9.74                          7.96                        313,261
    2010                                                8.72                          9.74                        370,816
    2009                                                6.98                          8.72                        430,012
    2008                                               12.59                          6.98                      2,765,591
    2007                                               10.87                         12.59                      2,894,507
    2006                                                9.33                         10.87                      3,583,975
    2005                                                7.94                          9.33                      2,347,254
    2004                                                7.08                          7.94                      1,535,857

Franklin Small Cap Value Securities Fund
    2013                                             $  5.99                       $  8.07                      1,850,774
    2012                                                5.11                          5.99                         37,318
    2011                                                5.37                          5.11                         44,422
    2010                                                4.23                          5.37                         48,430
    2009                                                3.31                          4.23                          5,175
    2008                                                5.00 (05/01/2008)             3.31                         10,045

Franklin Templeton VIP Founding Funds Allocation Fund
    2013                                             $  5.21                       $  6.39                         50,439
    2012                                                4.57                          5.21                         66,005
    2011                                                4.69                          4.57                         71,255
    2010                                                4.29                          4.69                         60,032
    2009                                                3.33                          4.29                         24,634
    2008                                                5.00 (05/01/2008)             3.33                          1,638

Templeton Foreign Securities Fund
    2013                                             $  7.49                       $  9.09                      3,553,758
    2012                                                6.42                          7.49                      4,317,819
    2011                                                7.27                          6.42                      4,135,712
    2010                                                6.80                          7.27                      4,249,225
    2009                                                5.00 (05/01/2009)             6.80                      4,274,645

Templeton Global Bond Securities Fund
    2013                                             $  7.45                       $  7.49                        292,175
    2012                                                6.54                          7.45                        326,668
    2011                                                6.67                          6.54                        326,381
    2010                                                5.89                          6.67                        233,052
    2009                                                5.01                          5.89                        117,875
    2008                                                5.00 (05/01/2008)             5.01                         53,375

Invesco V.I. Mid Cap Growth Fund (Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund)
    2013                                             $  4.94                       $  6.68                         38,012
    2012                                                5.00 (04/12/2012)             4.94                         58,591

Invesco V.I. Diversified Dividend Fund
    2013                                             $  5.36                       $  6.93                         34,584
    2012                                                4.57                          5.36                         57,934
    2011                                                5.00 (04/28/2011)             4.57                            417



* All Investment Accounts represent Class B units.

                                                                            ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE         VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD              PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund
    2013                                             $  7.36                     $  9.37                          1,623
    2012                                                6.56                        7.36                          1,751
    2011                                                6.67                        6.56                          1,759
    2010                                                6.18                        6.67                          1,668
    2009                                                5.00 (05/01/2009)           6.18                            576

Invesco V.I. Global Health Care Fund
    2013                                             $  9.27                     $ 12.85                         48,386
    2012                                                7.77                        9.27                         37,378
    2011                                                7.57                        7.77                         45,760
    2010                                                7.28                        7.57                         47,140
    2009                                                5.78                        7.28                         56,879
    2008                                                8.20                        5.78                         84,620
    2007                                                7.43                        8.20                         66,396
    2006                                                7.15                        7.43                         80,871
    2005                                                6.70                        7.15                         71,534
    2004                                                6.29                        6.70                         46,784

Invesco V.I. Global Real Estate Fund
    2013                                             $ 13.13                     $ 13.31                      1,266,950
    2012                                               10.38                       13.13                      1,405,868
    2011                                               11.25                       10.38                      1,640,604
    2010                                                9.70                       11.25                      1,889,772
    2009                                                7.47                        9.70                      2,150,201
    2008                                               13.67                        7.47                      1,821,289
    2007                                               14.66                       13.67                        287,652
    2006                                               10.42                       14.66                        267,266
    2005                                                9.24                       10.42                        126,895
    2004                                                6.83                        9.24                         44,278

Invesco V.I. High Yield Fund
    2013                                             $  8.53                     $  9.01                      1,487,161
    2012                                                7.37                        8.53                      1,248,139
    2011                                                7.40                        7.37                      1,743,482
    2010                                                6.60                        7.40                      2,309,418
    2009                                                4.38                        6.60                      2,527,195
    2008                                                5.97                        4.38                      2,688,173
    2007                                                5.97                        5.97                      2,219,014
    2006                                                5.46                        5.97                      1,501,961
    2005                                                5.39                        5.46                        118,133
    2004                                                5.00 (04/29/2004)           5.39                         78,992

Invesco V.I. International Growth Fund
    2013                                             $  7.67                     $  8.99                      3,887,462
    2012                                                6.74                        7.67                      4,266,164
    2011                                                7.34                        6.74                      3,440,332
    2010                                                6.60                        7.34                      3,411,729



* All Investment Accounts represent Class B units.

                                                                                 ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE             VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD                  PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Utilities Fund
    2013                                              $ 11.24                        $  12.29                        156,355
    2012                                                10.99                           11.24                        148,352
    2011                                                 9.56                           10.99                        144,552
    2010                                                 9.11                            9.56                        167,807
    2009                                                 8.03                            9.11                        199,293
    2008                                                12.03                            8.03                        301,318
    2007                                                10.10                           12.03                        347,966
    2006                                                 8.16                           10.10                        338,949
    2005                                                 7.07                            8.16                        316,012
    2004                                                 5.81                            7.07                        207,881

Janus Aspen Flexible Bond Portfolio
    2013                                              $  8.28                        $   8.16                      7,909,772
    2012                                                 7.75                            8.28                      8,298,392
    2011                                                 7.35                            7.75                      9,965,511
    2010                                                 6.90                            7.35                     10,745,327
    2009                                                 6.17                            6.90                     10,748,249
    2008                                                 5.90                            6.17                     15,904,195
    2007                                                 5.58                            5.90                     13,967,365
    2006                                                 5.43                            5.58                      5,701,650
    2005                                                 5.39                            5.43                      3,364,685
    2004                                                 5.25                            5.39                      2,528,720

Janus Aspen Forty Portfolio
    2013                                              $  4.68                        $   6.06                         61,598
    2012                                                 3.81                            4.68                         79,811
    2011                                                 4.14                            3.81                         82,841
    2010                                                 3.93                            4.14                         77,631
    2009                                                 2.72                            3.93                         99,684
    2008                                                 5.00 (05/01/2008)               2.72                         43,223

Janus Aspen Overseas Portfolio
    2013                                              $  6.57                        $   7.41                         45,468
    2012                                                 5.88                            6.57                         55,365
    2011                                                 8.81                            5.88                         55,598
    2010                                                 7.14                            8.81                         53,989
    2009                                                 5.00 (05/01/2009)               7.14                          7,526

Janus Aspen Perkins Mid Cap Value
    2013                                              $  7.26                        $   9.02                         21,098
    2012                                                 6.64                            7.26                         20,791
    2011                                                 6.94                            6.64                         23,480
    2010                                                 6.09                            6.94                         22,822
    2009                                                 5.00 (05/01/2009)               6.09                          6,283



* All Investment Accounts represent Class B units.

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Research Portfolio (Formerly Janus Aspen Worldwide Portfolio Institutional Class)
    2013                                             $  7.15                       $  9.07                         349,073
    2012                                                6.04                          7.15                         456,771
    2011                                                7.09                          6.04                         506,154
    2010                                                6.20                          7.09                         600,987
    2009                                                4.56                          6.20                         645,234
    2008                                                8.35                          4.56                         773,970
    2007                                                7.72                          8.35                         892,138
    2006                                                6.61                          7.72                         956,009
    2005                                                6.33                          6.61                       1,010,625
    2004                                                6.12                          6.33                       1,022,487

Neuberger Berman AMT Mid Cap Growth Portfolio
    2013                                             $  8.77                       $ 11.46                          55,521
    2012                                                7.93                          8.77                          42,995
    2011                                                8.01                          7.93                          40,195
    2010                                                6.30                          8.01                          15,461
    2009                                                5.00 (05/01/2009)             6.30                             141

Neuberger Berman Mid Cap Intrinsic Value Portfolio
    2013                                             $  9.89                       $ 13.38                          77,157
    2012                                                8.67                          9.89                          90,680
    2011                                                9.40                          8.67                         103,960
    2010                                                7.54                          9.40                         127,279
    2009                                                5.21                          7.54                         149,256
    2008                                                9.75                          5.21                         151,959
    2007                                                9.56                          9.75                         200,316
    2006                                                8.72                          9.56                         986,858
    2005                                                7.88                          8.72                       1,203,741
    2004                                                6.34                          7.88                         350,263

Neuberger Berman Short Duration Bond Portfolio
    2013                                             $  5.39                       $  5.35                         192,947
    2012                                                5.22                          5.39                         200,398
    2011                                                5.27                          5.22                         204,932
    2010                                                5.07                          5.27                         218,374
    2009                                                4.53                          5.07                         229,666
    2008                                                5.30                          4.53                         254,065
    2007                                                5.13                          5.30                       8,974,984
    2006                                                4.99                          5.13                       9,366,289
    2005                                                4.98                          4.99                       6,125,756
    2004                                                5.01                          4.98                       1,471,996

Neuberger Berman AMT Small Cap Growth Portfolio
    2013                                             $  6.48                       $  9.33                          25,910
    2012                                                6.03                          6.48                          28,412
    2011                                                6.18                          6.03                          44,411
    2010                                                5.23                          6.18                          54,894
    2009                                                4.32                          5.23                          65,936
    2008                                                7.23                          4.32                          69,416
    2007                                                7.28                          7.23                          99,461
    2006                                                7.01                          7.28                         135,153
    2005                                                6.90                          7.01                         119,134
    2004                                                6.25                          6.90                         288,683



* All Investment Accounts represent Class B units.

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Emerging Markets VCT Portfolio
    2013                                            $  3.66                       $ 3.54                       2,392,796
    2012                                               3.31                         3.66                       2,229,053
    2011                                               4.38                         3.31                       2,108,860
    2010                                               3.83                         4.38                       2,327,304
    2009                                               2.22                         3.83                       2,564,812
    2008                                               5.00 (05/01/2008)            2.22                       2,139,371

Pioneer Equity Income VCT Portfolio
    2013                                            $  8.14                       $10.35                          13,454
    2012                                               7.50                         8.14                           9,277
    2011                                               7.18                         7.50                           7,552
    2010                                               6.10                         7.18                           2,029
    2009                                               5.00 (05/01/2009)            6.10                           1,702

Pioneer Fund VCT Portfolio
    2013                                            $  7.73                       $10.17                       2,817,954
    2012                                               7.10                         7.73                       4,241,991
    2011                                               7.52                         7.10                       6,532,165
    2010                                               6.56                         7.52                       7,134,256
    2009                                               5.31                         6.56                       7,612,387
    2008                                               8.19                         5.31                       6,348,954
    2007                                               7.90                         8.19                       4,720,939
    2006                                               6.86                         7.90                         140,177
    2005                                               6.55                         6.86                         137,919
    2004                                               6.16                         6.55                         139,714

Pioneer Select Mid Cap Growth VCT Portfolio (formerly Pioneer Growth Opportunities VCT Portfolio)
    2013                                            $  9.75                       $13.71                         111,386
    2012                                               9.23                         9.75                         137,752
    2011                                               9.57                         9.23                         161,642
    2010                                               8.06                         9.57                         198,480
    2009                                               5.65                         8.06                         257,494
    2008                                               8.87                         5.65                         314,555
    2007                                               9.35                         8.87                         429,092
    2006                                               8.97                         9.35                         540,159
    2005                                               8.52                         8.97                         541,999
    2004                                               7.05                         8.52                         526,938

Royce Capital Fund - Small-Cap Portfolio
    2013                                            $  5.91                       $ 7.87                          87,447
    2012                                               5.33                         5.91                         105,554
    2011                                               5.58                         5.33                         104,733
    2010                                               4.69                         5.58                          76,697
    2009                                               3.51                         4.69                          23,868
    2008                                               5.00 (05/01/2008)            3.51                          16,329



* All Investment Accounts represent Class B units.

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio
    2013                                             $  7.27                       $10.12                       2,799,089
    2012                                                6.22                         7.27                       3,079,342
    2011                                                6.21                         6.22                       3,048,982
    2010                                                5.41                         6.21                       3,236,979
    2009                                                3.85                         5.41                       3,462,915
    2008                                                6.79                         3.85                          94,210
    2007                                                6.10                         6.79                         112,305
    2006                                                5.64                         6.10                          61,867
    2005                                                5.00 (04/29/2005)            5.64                          17,400

T. Rowe Price Equity Income Portfolio
    2013                                             $  8.68                       $11.11                         672,681
    2012                                                7.51                         8.68                         865,409
    2011                                                7.66                         7.51                       1,075,304
    2010                                                6.75                         7.66                       1,207,389
    2009                                                5.44                         6.75                       1,383,567
    2008                                                8.63                         5.44                       1,569,415
    2007                                                8.46                         8.63                       1,974,573
    2006                                                7.21                         8.46                       3,692,741
    2005                                                7.03                         7.21                       3,038,419
    2004                                                6.19                         7.03                       1,884,583

T. Rowe Price Limited-Term Bond Portfolio
    2013                                             $  6.10                       $ 6.03                       9,218,862
    2012                                                6.04                         6.10                       8,770,357
    2011                                                6.02                         6.04                       8,238,909
    2010                                                5.91                         6.02                       8,471,444
    2009                                                5.53                         5.91                       7,801,371
    2008                                                5.52                         5.53                       9,120,643
    2007                                                5.30                         5.52                         898,970
    2006                                                5.16                         5.30                       1,043,543
    2005                                                5.14                         5.16                       1,139,564
    2004                                                5.15                         5.14                       2,113,637

T. Rowe Price Mid-Cap Growth Portfolio
    2013                                             $ 13.07                       $17.63                         254,931
    2012                                               11.62                        13.07                         404,477
    2011                                               11.93                        11.62                         491,635
    2010                                                9.43                        11.93                         595,465
    2009                                                6.56                         9.43                         744,041
    2008                                               11.03                         6.56                         898,142
    2007                                                9.51                        11.03                       1,085,576
    2006                                                9.04                         9.51                       1,337,181
    2005                                                7.98                         9.04                       1,436,830
    2004                                                6.83                         7.98                       1,549,178



* All Investment Accounts represent Class B units.

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Timothy Conservative Growth Portfolio
    2013                                             $  6.36                      $  6.91                       4,154,313
    2012                                                5.98                         6.36                       5,317,242
    2011                                                5.94                         5.98                       5,499,054
    2010                                                5.35                         5.94                       6,512,534
    2009                                                4.42                         5.35                       7,144,621
    2008                                                6.26                         4.42                       6,447,495
    2007                                                5.83                         6.26                       4,921,446
    2006                                                5.42                         5.83                       3,400,019
    2005                                                5.00 (04/29/2005)            5.42                       1,252,218

Timothy Strategic Growth Portfolio
    2013                                             $  6.01                      $  7.01                       2,986,929
    2012                                                5.47                         6.01                       2,421,935
    2011                                                5.75                         5.47                       3,011,636
    2010                                                5.05                         5.75                       2,600,695
    2009                                                3.95                         5.05                       2,883,638
    2008                                                6.62                         3.95                       2,729,028
    2007                                                6.09                         6.62                       1,716,117
    2006                                                5.62                         6.09                         848,212
    2005                                                5.00 (04/29/2005)            5.62                         151,242

Vanguard(R) VIF Diversified Value Portfolio
    2013                                             $  5.45                      $  6.96                       4,438,715
    2012                                                4.74                         5.45                       4,564,670
    2011                                                4.62                         4.74                       3,051,603
    2010                                                4.28                         4.62                       3,494,340
    2009                                                3.41                         4.28                       3,689,810
    2008                                                5.00 (05/01/2008)            3.41                             678

Vanguard(R) VIF Mid-Cap Index Portfolio
    2013                                             $  7.53                      $ 10.03                       1,680,299
    2012                                                6.59                         7.53                       2,038,120
    2011                                                6.81                         6.59                       2,644,768
    2010                                                5.50                         6.81                       2,712,153
    2009                                                3.97                         5.50                       3,114,274
    2008                                                6.92                         3.97                       3,960,432
    2007                                                6.60                         6.92                       2,616,306
    2006                                                5.88                         6.60                       1,495,129
    2005                                                5.00 (04/29/2005)            5.88                          53,564

Vanguard(R) VIF Small Company Growth Portfolio
    2013                                             $  7.96                      $ 11.51                         119,356
    2012                                                7.03                         7.96                          90,629
    2011                                                7.03                         7.03                         111,909
    2010                                                5.40                         7.03                         104,162
    2009                                                3.93                         5.40                         106,783
    2008                                                6.57                         3.93                          96,004
    2007                                                6.42                         6.57                       1,943,362
    2006                                                5.90                         6.42                          70,417
    2005                                                5.00 (04/29/2005)            5.90                          10,708



* All Investment Accounts represent Class B units.

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) VIF Total Bond Market Index Portfolio
   2013                                              $ 6.82                        $ 6.58                       2,294,342
   2012                                                6.64                          6.82                       3,032,225
   2011                                                6.25                          6.64                       3,550,952
   2010                                                5.94                          6.25                       3,460,843
   2009                                                5.68                          5.94                       3,245,474
   2008                                                5.47                          5.68                         488,288
   2007                                                5.18                          5.47                         257,086
   2006                                                5.03                          5.18                          77,050
   2005                                                5.00 (04/29/2005)             5.03                          11,173



* All Investment Accounts represent Class B units.

         INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS


AMERICAN UNITED LIFE INSURANCE COMPANY(R)

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").


After conversion, MHC issued voting stock to a newly formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033 in 2003.



AUL conducts a conventional life insurance and annuity business. At December 31, 2013, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a subsidiary, had assets of $31,284.9 million and had equity of $1,963.3 million. The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.



THE VARIABLE ACCOUNT

The AUL American Individual Variable Annuity Unit Trust was established by AUL on November 11, 1998, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. Assets in the Variable Account attributable to the reserves and other liabilities under the Contracts are not chargeable with liabilities arising from any other business that AUL conducts. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one of the Funds. Premiums may be allocated to one or more Investment Accounts available under a Contract. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other securities or investment vehicles.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.


THE FUNDS

Each of the Funds is a diversified, open-end management investment company commonly referred to as a Fund, or a portfolio thereof. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective or objectives and policies. The shares of a Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless otherwise instructed by AUL. AUL has entered into agreements with the Distributors/Advisors of AIM Variable Insurance Funds, Alger Portfolios, AllianceBernstein Variable Products Series Fund, Inc., American Century(R) Variable Portfolios, Inc., Calvert Variable Series, Inc., Columbia Funds Variable Insurance Trust, Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, Fidelity(R) Variable Insurance Products Freedom Funds, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Invesco Variable Insurance Funds, Janus Aspen Series, Neuberger Berman, Pioneer Investment Management, Inc., Royce Capital Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., The Timothy Plan(R) and The Vanguard Group, Inc., under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account.

REVENUE AUL RECEIVES

Under the agreements referred to in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:


RULE 12b-1 FEES & OTHER FEES. By virtue of the agreements entered into between the Funds and AUL, AUL receives compensation from the Distributor/Advisor of the Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 50 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account. AUL retains any such 12b-1 and any other fees it receives that are attributable to AUL's variable insurance products.


ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying Fund portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund portfolio assets. Contract Owners and/or Participants, through their investment in the the Investment Accounts that invest in underlying Fund portfolios, bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying Fund portfolios attributable to the policy and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.

Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which you allocate the money that makes up your Account Value.

The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable Annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this Prospectus.


The Owner should consult his or her registered representative who may provide information on the Funds, as not all of them may be suitable for an Owner's investment needs. The Owner can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a Fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.


Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise their management or investment practices and policies. Each of the Funds comprises one or more of the portfolios and other series that may not be available under the policies. The investment objectives of each of the portfolios are described below.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


FUND                                                        OBJECTIVE
----------------------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth Portfolio                            Seeks long-term capital appreciation.

Alger Small Cap Growth Portfolio                            Seeks long-term capital appreciation.

AllianceBernstein VPS International Growth Portfolio        Seeks long-term capital growth.

AllianceBernstein VPS International Value Portfolio         Seeks long-term capital growth.

AllianceBernstein VPS Small/Mid Cap Value Portfolio         Seeks long-term growth of capital.

American Century(R) VP Income & Growth Fund                 Seeks capital growth and income as a secondary objective.

American Century(R) VP International Fund                   Seeks capital growth.

American Century(R) VP Mid Cap Value Fund                   Seeks long-term capital growth and seeks income as a secondary objective.

American Century(R) VP Ultra(R) Fund                        Seeks long-term capital growth.

Calvert VP SRI Mid Cap Growth Portfolio                     Seeks long-term capital appreciation.

Columbia Variable Portfolio - US Government Mortgage Fund   Seeks high level of current income and safety of principal.
(Formerly Columbia Variable Portfolio - Short Duration US
Govt Fund)

Columbia Variable Portfolio - Small Cap Value Fund          Seeks long-term capital appreciation.

Dreyfus IP, Small-Cap Stock Index Portfolio                 Seeks to match the performance of the S&P Small Cap 600(R) Index.

Dreyfus Investment Portfolios, Technology Growth Portfolio  Seeks capital appreciation.

Dreyfus VIF, Appreciation Portfolio                         Seeks long-term capital growth and seeks current income as a secondary objective.

Fidelity(R) VIP Freedom Income Portfolio                    Seeks high total return with a secondary objective of principal preservation.

Fidelity(R) VIP Freedom 2005 Portfolio                      Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity(R) VIP Freedom 2010 Portfolio                      Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity(R) VIP Freedom 2015 Portfolio                      Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity(R) VIP Freedom 2020 Portfolio                      Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity(R) VIP Freedom 2025 Portfolio                      Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity(R) VIP Freedom 2030 Portfolio                      Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity(R) VIP Asset Manager(SM) Portfolio                 Seeks to obtain high total return.

Fidelity(R) VIP Contrafund(R) Portfolio                     Seeks long-term capital appreciation.

Fidelity(R) VIP Equity-Income Portfolio                     Seeks reasonable income.

Fidelity(R) VIP Growth Portfolio                            Seeks capital appreciation.

Fidelity(R) VIP High Income Portfolio                       Seeks a high level of current income, while also considering growth of capital.

Fidelity(R) VIP Index 500 Portfolio                         Seeks t results that correspond to the total return of common stocks that comprise the by the S&P 500(R) Index.

Fidelity(R) VIP Mid-Cap Portfolio                           Seeks long-term growth of capital.

Fidelity(R) VIP Overseas Portfolio                          Seeks long-term capital appreciation.

Franklin Small-Cap Value Securities Fund                    Seeks long-term total return.

Templeton Foreign Securities Fund                           Seeks long-term growth.

Templeton Global Bond Securities Fund                       Seeks high current income.



FUND                                                         OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund        Seeks capital appreciation and income as a secondary objective.

Invesco V.I. Mid Cap Growth Fund (Formerly Invesco Van       Seeks long-term growth of capital.
Kampen V.I. Mid Cap Growth Fund)

Invesco V.I. Core Equity Fund                                Seeks growth of capital.

Invesco V.I. Diversified Dividend Fund                       Seeks current income and long-term growth of income and capital.

Invesco V.I. Global Health Care Fund                         Seeks long-term capital growth.

Invesco V.I. Global Real Estate Fund                         Seeks high total return.

Invesco V.I. High Yield Fund                                 Seeks a high level of current income.

Invesco V.I. International Growth Fund                       Seeks long-term capital growth.

Invesco V.I. Utilities Fund                                  Seeks capital growth and current income.

Janus Aspen Series Flexible Bond Portfolio                   Seeks to obtain maximum total return.

Janus Aspen Forty Portfolio                                  Seeks long-term growth of capital.

Janus Aspen Overseas Portfolio                               Seeks long-term capital growth.

Janus Aspen Perkins Mid Cap Value Portfolio                  Seeks capital appreciation.

Janus Aspen Global Research Portfolio (Formerly Janus Aspen  Seeks long-term capital growth.
Worldwide Portfolio Institutional Class)

Neuberger Berman AMT Mid Cap Growth Portfolio                Seeks growth of capital.

Neuberger Berman Mid Cap Intrinsic Value                     Seeks growth of capital.

Neuberger Berman Short Duration Bond Portfolio               Seeks highest available income and total return as a secondary objective.

Neuberger Berman AMT Small Cap Growth Portfolio              Seeks long-term capital growth.

OneAmerica Asset Director Portfolio                          Seeks to provide high total return.

OneAmerica Investment Grade Bond Portfolio                   Seeks a high level of income and capital appreciation as a secondary objective.

OneAmerica Money Market Portfolio                            Seeks to provide a level of current income.

OneAmerica Value Portfolio                                   Seeks long-term capital appreciation and current investment income as a secondary objective.

Pioneer Emerging Markets VCT Portfolio                       Seeks long-term growth of capital.

Pioneer Equity Income VCT Portfolio                          Seeks current income and long-term growth of capital.

Pioneer Fund VCT Portfolio                                   Seeks reasonable income and capital growth.

Pioneer Select Mid Cap Growth VCT Portfolio (Formerly        Seeks capital growth.
Pioneer Growth Opportunities VCT Portfolio)

Royce Capital Fund - Small-Cap Portfolio                     Seeks long-term capital growth.

T. Rowe Price Blue Chip Growth Portfolio                     Seeks to provide long-term growth and seeks income as a secondary objective.

T. Rowe Price Equity Income Portfolio                        Seeks high current income and long-term capital growth.

T. Rowe Price Limited-Term Bond Portfolio                    Seeks high level of current income.

T. Rowe Price Mid Cap Growth Portfolio                       Seeks long-term capital appreciation.

Timothy Conservative Growth Portfolio                        Seeks long-term capital growth.

Timothy Strategic Growth Portfolio                           Seeks long-term capital growth.

Vanguard(R) VIF Diversified Value Portfolio                  Seeks long-term capital appreciation and income.

Vanguard(R) VIF Mid-Cap Index Portfolio                      Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

Vanguard(R) VIF Small Company Growth Portfolio               Seeks long term capital appreciation.

Vanguard(R) VIF Total Bond Market Index Portfolio            Seeks to track the performance of a broad, market-weighted bond index.


                               THE CONTRACTS


GENERAL


The Contracts are offered for use in connection with non-tax qualified retirement plans by an individual. The Contracts are also eligible for use in connection with certain tax-qualified retirement plans that meet the requirements of Sections 401, 403(b), 408 or 408A, or 457 of the Internal Revenue Code. Certain federal tax advantages are currently available to retirement plans that qualify as (1) self-employed individuals' retirement plans under Section 401, such as HR-10 Plans, (2) pension or profit-sharing plans established by an employer for the benefit of its employees under Section 401, (3) Section 403(b) Annuity purchase plans for employees of public schools or a charitable, educational, or scientific organization described under
Section 501(c)(3), and (4) individual retirement accounts or annuities established by an employer as a traditional IRA, simplified employee pension plan, or SIMPLE IRA plan under Section 408, or a Roth IRA under Section 408A or
(5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457.



         PREMIUMS AND ACCOUNT VALUES DURING THE ACCUMULATION PERIOD


APPLICATION FOR A CONTRACT

Any person or, in the case of qualified plans, any qualified organization wishing to purchase a Contract must submit an application and an initial Premium to AUL, and provide any other form or information that AUL may require. AUL reserves the right to reject an application or Premium for any reason, subject to AUL's underwriting standards and guidelines.


PREMIUMS UNDER THE CONTRACTS

Premium payments under the Contracts may be made at any time during the Contract Owner's life and before the Contract's Annuity Date. Premiums may vary in amount and frequency, but each Premium payment must be at least $100 if paying Premiums through monthly APP (Automatic Premium Payment). Otherwise, the minimum is $1,000.


Premiums may not total more than $1 million in each of the first two (2) Contract Years. In subsequent Contract Years, Premiums may not exceed $15,000 for non-Qualified Plan Contracts or $30,000 for Qualified Plan Contracts, unless otherwise agreed to by AUL.


If the minimum Premium amounts are not met, AUL may, after sixty (60) days notice, terminate the Contract and pay an amount equal to the Account Value as of the close of business on the effective date of termination. AUL may change the minimum Premiums permitted under a Contract, and may waive any minimum required Premium at its discretion.

Annual Premiums under any Contract purchased in connection with a qualified plan will be subject to maximum limits imposed by the Internal Revenue Code and possibly by the terms of the qualified plan. See the Statement of Additional Information for a discussion of these limits or consult the pertinent qualified plan document. Such limits may change without notice.

Initial Premiums must be credited to a Contract no later than the end of the second Business Day after it is received by AUL at the Corporate Office if it is preceded or accompanied by a completed application that contains all the information necessary for issuing the Contract and properly crediting the Premium. If AUL does not receive a complete application, AUL will notify the applicant that AUL does not have the necessary information to issue a Contract. If the necessary information is not provided to AUL within five (5) Business Days after the Business Day on which AUL first receives an initial Premium or if AUL determines it cannot otherwise issue a Contract, AUL will return the initial Premium to the applicant, unless consent is received to retain the initial Premium until the application is made complete.


Subsequent Premiums (other than initial Premiums) are credited as of the end of the Valuation Period in which they are received by AUL at the Corporate Office. AUL reserves the right to reject a Premium for any reason, subject to AUL's standards and guidelines.



RIGHT TO EXAMINE PERIOD


The Owner has the right to return the Contract for any reason within the Right to Examine Period, which is a ten (10) day period beginning when the Owner receives the Contract. If a particular state requires a longer Right to Examine Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the Account Value as of the end of the Valuation Period in which AUL receives the Contract. The Contract Owner bears the investment risk during the period prior to AUL's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for individual retirement annuities, created under 408 and 408(A), (if returned within seven (7) days of receipt).



ALLOCATION OF PREMIUMS

At the time the Owner purchases the Contract, the Owner specifies the percentage of a Premium to be allocated to the Investment Accounts and to the Fixed Account. The sum of the allocations must equal 100 percent, with at least

1 percent of each Premium payment allocated to each account selected. All Premium allocations must be in whole percentages. AUL reserves the right to limit the number of Investment Accounts to which Premiums may be allocated. The Owner can change the allocation percentages at any time, subject to these rules, by providing Proper Notice to the Corporate Office. The change will apply to the Premium payments received with or after receipt of the notice.

The initial Premium generally is allocated to the Fixed Account and the Investment Accounts in accordance with the allocation instructions on the date AUL receives the Premium at the Corporate Office. Subsequent Premiums are allocated as of the end of the Valuation Period during which AUL receives the Premium at the Corporate Office.


In those states that require the refund of the greater of Premiums paid or Account Value, AUL generally allocates all Premiums received (as well as any Credit applied) to AUL's General Account prior to the end of the Right to Examine Period. We will credit interest daily on Premiums so allocated. However, AUL reserves the right to allocate Premiums to the Fixed Account and the Investment Accounts of the Separate Account in accordance with the allocation instructions prior to the expiration of the Right to Examine Period. At the end of the Right to Examine Period, AUL transfers the net Premium and interest to the Fixed Account and the Investment Accounts based on the percentages selected in the application. For purposes of determining the end of the Right to Examine Period solely as it applies to this transfer, AUL assumes that receipt of the Contract occurs five (5) calendar days after the Contract Date.



TRANSFERS OF ACCOUNT VALUE

All or part of an Owner's Account Value may be transferred among the Investment Accounts of the Variable Account or to the Fixed Account at any time during the Accumulation Period upon receipt of Proper Notice by AUL at the Corporate Office. The minimum amount that may be transferred from any one Investment Account is $500 or, if less than $500, the Owner's remaining Account Value in the Investment Account. If, after any transfer, the Owner's remaining Account Value in an Investment Account or in the Fixed Account would be less than $25, then such request will be treated as a request for a transfer of the entire Account Value. Amounts transferred from the Fixed Account to an Investment Account during any given Contract Year cannot exceed 20 percent of the Owner's Fixed Account Value as of the beginning of that Contract Year.


Currently, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the Fixed Account. However, AUL may charge $25 for each transfer in excess of twenty-four (24) in any Contract Year. AUL reserves the right, however, to change the limitation on the minimum transfer, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend any transfer privileges. If AUL determines that the transfers made by or on behalf of one or more Owners are to the disadvantage of other Owners, AUL may restrict the rights of certain Owners. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet-based transfers. Any transfer from an Investment Account of the Variable Account shall be effected as of the end of the Valuation Date in which AUL receives the request in proper form. AUL has established procedures to confirm that instructions communicated by telephone or via the internet are genuine, which include the use of personal identification numbers and recorded telephone calls. Neither AUL nor its agents will be liable for acting upon instructions believed by AUL or its agents to be genuine, provided AUL has complied with its procedures. Transfers into some Investment Accounts could result in termination of certain riders.



ABUSIVE TRADING PRACTICES


LATE TRADING

Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.


AUL prohibits late trading in its Investment Accounts. The administrator of the Separate Accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's unit value. All trades received after this point will receive the next day's calculated unit value.



MARKET TIMING


Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying Fund performance and drive underlying Fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.


AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, the Owner should not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related Contract Owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.

Generally, the Owner's trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all Owners consistently.


If it is determined that the Owner's trading activity violates any Fund's trading policy, then the Owner shall be notified of restrictions on the Owner's account. The Owner's access to internet and interactive voice response trades are turned off or the Owner is limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, plan or other entity that would permit such activity for that entity while discouraging it for other Owners.


Some Funds may charge a redemption fee for short term-trading in their Funds. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on that Fund's respective policy. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' prospectuses for more details.


DOLLAR COST AVERAGING PROGRAM

Owners who wish to purchase units of an Investment Account over a period of time may do so through the DCA Program. The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively low than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner of greater profits from the purchases under the DCA Program, nor will it prevent or necessarily alleviate losses in a declining market.

For example, assume that a Contract Owner requests that $1,000 per month be transferred from the MMIA to the OneAmerica Value Investment Account. The following table illustrates the effect of dollar cost averaging over a (6) month period.

                   TRANSFER        UNIT            UNITS
     MONTH          AMOUNT         VALUE         PURCHASED
----------------------------------------------------------
       1            $1,000          $20               50
       2            $1,000          $25               40
       3            $1,000          $30           33.333
       4            $1,000          $40               25
       5            $1,000          $35           28.571
       6            $1,000          $30           33.333


The average price per unit for these purchases is the sum of the prices ($180) divided by the number of monthly transfers six (6), or $30. The average cost per Accumulation Unit for these purchases is the total amount transferred ($6,000) divided by the total number of Accumulation Units purchased (210.237), or $28.54. THIS TABLE IS FOR ILLUSTRATIVE PURPOSES ONLY AND IS NOT REPRESENTATIVE OF FUTURE RESULTS.


Under the DCA Program, the Owner deposits Premiums into the MMIA and then authorizes AUL to transfer a specific dollar amount from the MMIA into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually. These transfers will continue automatically until AUL receives notice to discontinue the DCA Program, or until there is not enough money in the MMIA to continue the DCA Program, whichever occurs first. To participate in the DCA Program, AUL requires a minimum deposit of $10,000 into the MMIA.

Currently, the minimum required amount of each transfer is $500, although AUL reserves the right to change this minimum transfer amount in the future. Transfers to the Fixed Account are not permitted under the DCA Program. At least seven (7) days advance written notice to AUL is required before the date of the first proposed transfer. AUL offers the DCA Program to Contract Owners at no charge, and AUL reserves the right to temporarily discontinue, terminate, or change the DCA Program at any time. Transfers under the DCA Program will not count toward the twenty-four (24) free transfers granted to each Contract per year. Contract Owners may change the frequency of scheduled transfers, or may increase or decrease the amount of scheduled transfers, or may discontinue participation in the DCA Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.

Contract Owners may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the DCA Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the Premium receipt by AUL at the Corporate Office. The Contract Owner may select the particular date of the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on such date, provided that such date selected is a day that AUL is open for business and provided further that such date is a Valuation Date. If the date selected is not a Business Day or is not a Valuation Date, then the transfer will be made on the next succeeding Valuation Date.


PORTFOLIO REBALANCING PROGRAM

The Owner may elect to automatically adjust the Owner's Investment Account balances to be consistent with the allocation most-recently requested. This will be done on a quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences. The redistribution will not count toward the free transfers permitted each Contract Year. If the DCA Program has been elected, the Portfolio Rebalancing Program will not commence until the date following the termination of the DCA Program.

The Owner may elect this Portfolio Rebalancing Program at any time. Portfolio rebalancing will terminate when the Owner requests any transfer or the day AUL receives Proper Notice instructing AUL to cancel the Portfolio Rebalancing Program. Portfolio Rebalancing is not available if the Owner chooses the Portfolio Optimization Program, as annual rebalancing is independently a part of that Program.

AUL does not currently charge for the Portfolio Rebalancing Program. AUL reserves the right to alter the terms or suspend or eliminate the availability of portfolio rebalancing at any time.


PORTFOLIO OPTIMIZATION PROGRAM


THE PROGRAM


Portfolio Optimization is an asset allocation program offered at no additional charge for use within this variable Annuity. Asset allocation refers to the manner in which investments are distributed among asset classes to help attain an investment goal. For the Owner's variable annuity, Portfolio Optimization can help with decisions about how the Owner should allocate the Owner's Account Value among available Investment Options. The theory behind Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long term.



As part of the Program, several asset allocation models ("Portfolio Optimization Models" or "Models") have been developed. Prior to February 15, 2014, Ibbotson Associates, an independent entity unrelated to AUL, created the models. Beginning on February 15, 2014, Mesirow Financial Investment Management, Inc., ("MFIM"), also an independent entity unrelated to AUL, began developing models for the Portfolio Optimization Program. Each of the models is based on different profiles of an investor's willingness to accept investment risk. If the Owner decides to subscribe to the Program and select one (1) of the Portfolio Optimization Models, the Owner's initial Premium payment (in the case of a new application) or Account Value, as applicable, will be allocated to the Investment Options according to the Model the Owner selects. Subsequent Premium payments, if allowed under the Owner's Contract, will also be allocated accordingly.



On a periodic basis (typically annually), the Portfolio Optimization Models are evaluated and the Models are updated by MFIM. If the Owner subscribes to Portfolio Optimization, the Owner's Account Value will automatically be reallocated in accordance with the Model the Owner selects as it is updated from time to time.



THE PORTFOLIO OPTIMIZATION MODELS


Up to five (5) asset allocation Models may be offered, each comprised of a carefully selected combination of Funds. Development of the Portfolio Optimization models is conducted by MFIM. Investment Options are selected in a way intended to optimize potential returns for each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an Investment Option in a Model based on its specific asset class exposure or other specific optimization factors, even where another Investment Option may have better historical performance.



PERIODIC UPDATES OF THE PORTFOLIO OPTIMIZATION MODEL AND NOTICES OF UPDATES


Each of the Portfolio Optimization Models are evaluated periodically (generally, annually) by MFIM to assess whether the combination of Investment Options within each Model should be changed to better optimize the potential return for the level of risk tolerance intended for the Model. As a result of the periodic analysis, each Model may change and Investment Options may be added to a Model (including Investment Options not currently available), or Investment Options may be deleted from a Model.


When the Owner's Portfolio Optimization Model is updated, the Owner's Account Value (and subsequent Premiums, if applicable) will be reallocated in accordance with any changes to the Model the Owner has selected. This means the allocation of the Owner's Account Value, and potentially the Investment Options, in which the Owner is invested, will automatically change and the Owner's Account Value (and subsequent Premiums, if applicable) will be automatically reallocated among the Investment Options in the Owner's updated Model.

When the Portfolio Optimization Models are updated, written notice of the updated Models will be sent to the

Owner at least thirty (30) days in advance of the date that the updated version of the Model is to be effective. The Owner should carefully review these notices. If the Owner wishes to accept the changes in the Owner's selected Model, the Owner will not need to take any action, as the Owner's Account Value (or subsequent Premiums, if applicable) will be reallocated in accordance with the updated Model automatically. If the Owner does not wish to accept the changes to the Owner's selected Model, the Owner can change to a different Model or withdraw from the Program. Some of the riders available under the Contract require the Owner to participate in a specific asset allocation service. If the Owner purchased any of these riders, such riders will terminate if the Owner withdraws from Portfolio Optimization or allocates any portion of the Owner's subsequent Premiums or Account Value to an Investment Option that is not currently allowed with the rider (as more fully described in each rider).


SELECTING A PORTFOLIO OPTIMIZATION MODEL

If the Owner chooses to subscribe to the Program, the Owner must determine which Portfolio Optimization Model is best for the Owner. AUL will not make this decision. The Owner should consult with his or her registered representative on this decision. The Owner's registered representative can help the Owner determine which Model is best suited to his or her financial needs, investment time horizon, and willingness to accept investment risk. The Owner should periodically review these factors with his or her registered representative to determine if the Owner should change Models to keep up with changes in the Owner's personal circumstances. The Owner's registered representative can assist the Owner in completing the proper forms to subscribe to the Program or to change to a different Model. The Owner may, in consultation with his or her registered representative, utilize analytical tools made available by AUL, including an investor profile questionnaire, which asks questions intended to help the Owner or his or her registered representative assess his or her financial needs, investment time horizon, and willingness to accept investment risk. It is the Owner's decision, in consultation with the Owner's registered representative, to select a Model or to change to a different Model, and AUL bears no responsibility for this decision. The Owner may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with AUL.


QUARTERLY REPORTS

If the Owner selects a Portfolio Optimization Model, the Owner will be sent a quarterly report that provides information about the Investment Options within the Owner's selected Model, in addition to or as part of the Owner's usual quarterly statement.


RISKS

Although the Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model Investment Option will not lose money or that investment results will not experience volatility. Investment performance of the Owner's Account Value could be better or worse by participating in a Portfolio Optimization Model than if the Owner had not participated. A Model may perform better or worse than any single Investment Option or asset class or other combinations of Investment Options or asset classes. Model performance is dependent upon the performance of the component Investment Options (and their underlying portfolios). The timing of the Owner's investment and the rebalancing may affect performance. The Owner's Account Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

A Portfolio Optimization Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.


Periodic updating of the Portfolio Optimization Models can cause the underlying portfolios to incur transactional expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the Models.


As advisor to OneAmerica Funds, Inc., OneAmerica Asset Management, Inc. ("OAM") monitors performance of the OneAmerica Funds portfolios, and may, from time to time, recommend to the Fund's Board of Directors a change in portfolio management or strategy or the closure or merger of a portfolio, all of which could impact a Model if one or more of the OneAmerica Funds portfolios is a part of one or more Models. All Fund portfolios are analyzed by the Ibbotson Associates. Neither AUL nor OAM dictates to Ibbotson Associates the number of portfolios in a Model, the percent that any portfolio represents in a Model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AUL and OAM believe their reliance on the work of Ibbotson Associates to develop and update the Models (as described above) reduces or eliminates the potential for AUL to be influenced by these competing interests, but there can be no assurance of this.

The Owner may change the Owner's Model selection at any time with Proper Notice. The Owner should consult with the Owner's registered representative to assist the Owner in determining which Model is best suited to the Owner's financial needs, investment time horizon, and is consistent with the Owner's risk comfort level. The Owner should periodically review those factors to determine if the Owner needs to change Models to reflect such changes. The Owner's registered representative can assist the Owner in completing the proper forms to enroll in Portfolio Optimization. Newly issued Contracts may require participation in the Program.

AUL is under no contractual obligation to continue this service, and has the right to terminate or change the Program at any time.


CONTRACT OWNER'S VARIABLE ACCOUNT VALUE


ACCUMULATION UNITS


Premiums allocated to the Investment Accounts available under a Contract are credited to the Contract in the form of Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account as of the end of the Valuation Period in which the Premium is credited. The number of Accumulation Units so credited to the Contract shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.



ACCUMULATION UNIT VALUE

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for the OneAmerica Money Market Investment Account was initially set at one dollar and all the other Investment Accounts were initially set at five dollars. Subsequently, on each Valuation Date, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor determined as of the end of the Valuation Date for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.


NET INVESTMENT FACTOR

The Net Investment Factor is used to measure the investment performance of an Investment Account from one (1) Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a) is equal to:

    (1) the net asset value per share of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

    (2) the per share amount of any dividend or other distribution, if any, paid by the Fund during the Valuation Period, plus or minus

    (3) a credit or charge with respect to taxes, if any, paid or reserved by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed);

(b) is the net asset value per share of the Fund determined as of the end of the preceding Valuation Period, plus the per share credit or charge for any taxes reserved for the immediately preceding Valuation Period.

(c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the mortality and expense risk charge and the administrative fee.



                          CHARGES AND DEDUCTIONS


PREMIUM TAX CHARGE

Various states impose a tax on Premiums received by insurance companies. Whether or not a Premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the insurance tax laws, and AUL's status in a particular state. AUL may assess a Premium tax charge to reimburse itself for Premium taxes that it incurs. This charge will be deducted as Premium taxes are incurred by AUL, which is usually when an Annuity is effected. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change.


WITHDRAWAL CHARGE

No deduction for sales charges is made from Premiums for a Contract. However, if a cash withdrawal is made or the Contract is surrendered by the Owner, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL on the amount withdrawn if the Contract is within the withdrawal charge period.

For the first (1st) Contract Year, the Annual Free Withdrawal Amount is equal to 12 percent of total Premiums paid. For all other Contract Years, the Annual Free Withdrawal Amount is equal to 12 percent of Premium payments not previously withdrawn and still within the withdrawal charge period as of the date of the first withdrawal in that Contract Year. Any withdrawals made within a Contract Year reduce the Annual Free Withdrawal Amount available for the remainder of the Contract Year.

When the Owner makes a withdrawal, AUL considers Premium payments that the Owner has not already withdrawn to be withdrawn first, on a First-In, First-Out basis. After all Premium payments have been withdrawn, the remaining balance withdrawn is considered to be earnings and is not subject to a withdrawal charge. This order is solely for the purpose of determining the withdrawal charge and does not apply to federal income tax rules.




                 CHARGE AS A PERCENTAGE OF PREMIUM ON WITHDRAWAL EXCEEDING 12% ANNUAL FREE WITHDRAWAL AMOUNT

Premium Year                                            1        2        3       4        5         6         7       8 or more
--------------------------------------------------------------------------------------------------------------------------------
                                                       7%       6%       5%      4%       3%        2%        1%          0%



MORTALITY AND EXPENSE RISK CHARGE

AUL deducts a daily charge from the Variable Account prior to the calculation of the unit value. Refer to the Expense Table for current charges. This amount is intended to compensate AUL for certain mortality and expense risks AUL assumes in offering and administering the Contracts and in operating the Variable Account.

The expense risk is the risk that AUL's actual expenses in issuing and administering the Contracts and operating the Variable Account will be more than the charges assessed for such expenses. The mortality risk borne by AUL is the risk that the Annuitants, as a group, will live longer than the AUL actuarial tables predict. AUL may ultimately realize a profit from this charge to the extent it is not needed to address mortality and administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge.


ANNUAL CONTRACT FEE


AUL deducts a maximum annual Contract fee from each Owner's Account Value pro rata based on the Owner's amounts in each Investment Account and Fixed Account. Refer to the Expense Table for current charges. The fee is assessed every year on a Contract if the Contract is in effect on the Contract Anniversary, and is assessed only during the Accumulation Period. When a Contract Owner annuitizes or surrenders on any day other than a Contract Anniversary, a pro rata portion of the charge for that portion of the year will not be assessed. The charge is deducted proportionately from the Account Value allocated among the Investment Accounts and the Fixed Account. The purpose of this fee is to reimburse AUL for the expenses associated with the operation of the Variable Account. AUL does not expect to profit from this fee.



ADMINISTRATIVE FEE

AUL deducts a daily charge from the Variable Account Value pro rata based on the Owner's amounts in each Investment Account. Refer to the Expense Table for current charges. This charge is assessed to reimburse AUL for the expenses associated with the administration of the Contracts. AUL may ultimately realize a profit from this charge to the extent it is not needed to address administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge.


RIDER CHARGES


The addition of any riders will result in additional charges which will be deducted proportionately from either the Account Value or only the Variable Account Value.



If the Enhanced Death Benefit Rider is elected, AUL deducts a monthly charge from the Variable Account Value pro rata based on the Owner's amounts in each Investment Account and Fixed Account to pay for the rider. Refer to the Expense Table for current charges.



If the Guaranteed Return of Premium Rider is elected, AUL deducts a monthly charge from the Variable Account Value pro rata based on the Owner's amounts in each Investment Account and Fixed Account to pay for the rider. Refer to the Expense Table for maximum charges.



If an Extra Credit Premium Rider is elected, AUL deducts a monthly charge from the Account Value pro rata based on the Owner's amounts in each Investment Account and Fixed Account to pay for the rider. Refer to the Expense Table for current charges.



If one (1) of the Guaranteed Minimum Withdrawal Benefit Riders is elected, AUL deducts a monthly charge from the Account Value, pro rata based on the Owner's amounts in each Investment Account and Fixed Account to pay for the rider. Refer to the Expense Table for maximum charges.



THE GUARANTEED RETURN OF PREMIUM RIDER, LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER AND THE OWNER AND SPOUSAL LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER ARE NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009, AND RIDERS MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.




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OTHER CHARGES

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. A transfer charge of $25 is imposed on all transfers in excess of twenty-four (24) in a Contract Year.


VARIATIONS IN CHARGES

AUL may reduce or waive the amount of the withdrawal charge and annual Contract fee for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. For example, the withdrawal and/or annual Contract fee may be reduced in connection with acquisition of the Contract in exchange for another Annuity Contract issued by AUL. AUL may also reduce or waive the withdrawal charge and annual Contract fee on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.


GUARANTEE OF CERTAIN CHARGES


AUL guarantees that the Mortality and Expense Risk Charge shall not increase once a Contract has been sold. AUL reserves the right to increase the Mortality and Expense Risk Charge on future Contracts. AUL may increase the annual Contract fee or the administrative fee, but only to the extent necessary to recover the expenses associated with administration of the Contracts and operations of the Variable Account.



EXPENSES OF THE FUNDS


Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Fund or Fund portfolio. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Fund. The advisory fees and other expenses are not fixed or specified under the terms of the Contract and are described in the Funds' Prospectuses.






                                DISTRIBUTIONS


CASH WITHDRAWALS

During the lifetime of the Annuitant, at any time after the Right to Examine Period and before the Annuity Date and subject to the limitations under any applicable Qualified Plan and applicable law, a Contract may be surrendered or a withdrawal may be taken from a Contract. If a Contract Owner selects a variable payment Annuity with no life contingency, he or she may also take a partial withdrawal or surrender the Annuity during the Annuity Period. A surrender or withdrawal request will be effective as of the end of the Valuation Date that a Proper Notice is received by AUL at the Corporate Office. Generally, surrender or withdrawal requests will be paid within seven (7) calendar days.

If AUL receives Proper Notice of a full surrender request, AUL will pay the Cash Value as of the end of the Valuation Period to the Owner.

A withdrawal may be requested for a specified percentage or dollar amount of an Owner's Account Value. Upon payment, the Owner's Account Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. AUL reserves the right to treat requests for a withdrawal that would leave an Account Value of less than $2,500 as a request for a surrender. AUL may change or waive this provision at its discretion. The minimum amount that may be withdrawn from a Contract Owner's Account Value is $100 for systematic withdrawal and $500 for all other withdrawals. In addition, Contracts issued in connection with certain retirement programs may be subject to constraints on withdrawals and surrenders.

The amount of a withdrawal will be taken from the Investment Accounts and the Fixed Account as instructed. If the Owner does not specify, withdrawals will be made in proportion to the Owner's Account Value in the various Investment Accounts and the Fixed Account. A withdrawal will not be effected until Proper Notice is received by AUL at the Corporate Office.

In addition to any withdrawal charges, a surrender or a withdrawal may be subject to a Premium tax charge for any tax on Premiums that may be imposed by various states. See "Premium Tax Charge." A surrender or withdrawal may result in taxable income and in some cases a tax penalty. See "Tax Penalty for All Annuity Contracts" in the Statement of Additional Information. Owners of Contracts used in connection with a Qualified Plan should refer to the terms of the applicable Qualified Plan for any limitations or restrictions on cash withdrawals. The tax consequences of a surrender or withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."


DEATH PROCEEDS PAYMENT PROVISIONS

The Death Proceeds will be determined as of the end of the Valuation Period in which due proof of death is received by AUL at the Corporate Office.

At the time of application, Contract Owners may select one (1) of two (2) death benefits available under the Contract as listed below (the Enhanced Death Benefit Option Rider may not be available in all states and may not be added later).


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If no selection is made at the time of application, the death benefit will be the Standard Contractual Death Benefit.



DEATH BENEFITS AND MULTIPLE BENEFICIARIES



Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remain fully invested in the separate account options selected by the contractholder and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.



STANDARD CONTRACTUAL DEATH BENEFIT

The Death Proceeds under the Standard Contractual Death Benefit are equal to the greater of:

  1)  the Account Value; or


  2) the Adjusted Premiums are the total of all Premiums paid prior to the first withdrawal subject to the adjustments set forth in this Section 2. Adjusted Premiums are increased by Premiums paid after the most-recent date the Adjusted Premiums were recalculated due to a withdrawal. Adjusted Premiums are decreased by each withdrawal in the same proportion that the withdrawal reduces the Account Value at the time of the withdrawal. The new Adjusted Premiums are calculated by multiplying the Adjusted Premiums just prior to the withdrawal by the ratio of (a) divided by (b), where (a) is the Account Value after the withdrawal and
      (b) is the Account Value immediately prior to the withdrawal. For example, if the Owner withdraws 50 percent of the Owner's Account Value, the Adjusted Premiums will be reduced by 50 percent.



ENHANCED DEATH BENEFIT RIDER

The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

  1)  the Account Value; or


  2) the Adjusted Premiums. The Adjusted Premiums are the total of all Premiums paid prior to the first withdrawal subject to the adjustments set forth in this Section 2. Adjusted Premiums are increased by Premiums paid after the most-recent date the Adjusted Premiums were recalculated due to a withdrawal. Adjusted Premiums are decreased by each withdrawal in the same proportion that the withdrawal reduces the Account Value at the time of the withdrawal. The new Adjusted Premiums are calculated by multiplying the Adjusted Premiums just prior to the withdrawal by the ratio of (a) divided by (b), where (a) is the Account Value after the withdrawal and (b) is the Account Value immediately prior to the withdrawal. For example, if the Owner withdraws 50 percent of the Owner's Account Value, the Adjusted Premiums will be reduced by 50 percent; or


  3) the Greatest Account Value. The Greatest Account Value is the highest Account Value on any Contract Anniversary prior to the Contract Owner's 86th birthday subject to adjustments set forth in this Section 3. The Greatest Account Value is increased by Premiums paid after the Contract Anniversary on which the Greatest Account Value is obtained. The Greatest Account Value is decreased by each withdrawal after that Contract Anniversary in the same proportion that the withdrawal reduces the Account Value at the time of the withdrawal. The new Greatest Account Value is calculated by multiplying the Greatest Account Value just prior to the withdrawal by the ratio of (a) divided by (b), where (a) is the Account Value after the withdrawal and (b) is the Account Value immediately prior to the withdrawal. For example, if the Owner withdraws 50 percent of the Owner's Account Value, the Greatest Account Value will be reduced by 50 percent.


DEATH OF THE OWNER

If the Contract Owner dies before the Annuity Date and the Beneficiary is not the Contract Owner's surviving Spouse, the Death Proceeds will be paid to the Beneficiary. Such Death Proceeds will be paid in a lump-sum, unless the Beneficiary elects to have this value applied under a settlement option. The option also must have payments which are payable over the life of the Beneficiary or over a period which does not extend beyond the life expectancy of the Beneficiary. If the Contract is non-qualified, the payments must begin within one (1) year of the Contract Owner's death, or the entire amount must be distributed by the fifth (5th) anniversary of the Contract Owner's death. If the Contract is an IRA or funds a qualified retirement plan, the payments must begin by December 31 of the year after the Contract Owner's death, or the entire amount must be distributed by December 31 of the fifth year after the Contract Owner's death.

If the Contract Owner dies before the Annuity Date and the Beneficiary is the Contract Owner's surviving Spouse, the surviving Spouse will become the new Contract Owner. The Contract will continue with its terms unchanged and the Contract Owner's Spouse will assume all rights as Contract Owner. Within one hundred-twenty (120) days of the original Contract Owner's death, the Contract Owner's Spouse may elect to receive the Death Proceeds or withdraw any of the Account Value without any early withdrawal charge. However, depending upon the circumstances, income tax and a tax penalty may be imposed upon such a withdrawal.

Any amount payable under a Contract will not be less than the minimum required by the law of the state where the Contract is delivered.


DEATH OF THE ANNUITANT

If the Annuitant dies before the Annuity Date and the Annuitant is not also the Contract Owner, then: (1) if the Contract Owner is not an individual, the Death Proceeds will be paid to the Contract Owner in a lump-sum; or (2) if the Contract Owner is an individual, a new Annuitant may be named and the Contract will continue. If a new Annuitant is not named within one hundred-twenty (120) days of the Annuitant's death, the Account Value, less any withdrawal charges, will be paid to the Contract Owner in a lump-sum.

The Death Proceeds will be paid to the Beneficiary or Contract Owner, as appropriate, in a single sum or under one (1) of the Annuity Options, as directed by the Contract Owner or as elected by the Beneficiary. If the Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.


PAYMENTS FROM THE VARIABLE ACCOUNT

Payment of an amount from the Variable Account resulting from a surrender, withdrawal, transfer from an Owner's Account Value allocated to the Variable Account, or payment of the Death Proceeds, normally will be made within seven
(7) days from the date Proper Notice is received at the Corporate Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible for any period: (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closings; (b) during which trading on the New York Stock Exchange is restricted, as determined by the SEC; (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account; or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Account(s), see "The Fixed Account(s)."


ANNUITY PERIOD


GENERAL

On the Annuity Date, the adjusted value of the Owner's Account Value may be applied to provide an Annuity option on a fixed or variable basis, or a combination thereof. No withdrawal charge will apply if a life Annuity or survivorship Annuity option is selected and if the Contract is in its fifth Contract Year or later and a fixed income option for a period of ten (10) or more years is chosen. Otherwise, Contract Proceeds are equal to the Account Value less any applicable withdrawal charge.

The Annuity Date is the date chosen for Annuity payments to begin and such date will be the first day of a calendar month unless otherwise agreed upon by AUL. During the Accumulation Period, the Contract Owner may change the Annuity Date subject to approval by AUL.

Annuitization is irrevocable once a request for annuitization is received in good order, unless a variable payment Annuity with no life contingency is selected.

When the Owner annuitizes, the Owner must choose:

  1. An Annuity payout option, and

  2. Either a fixed payment Annuity, variable payment Annuity, or any available combination.

Contract Owners who select an Income for a Fixed Period Annuity may make partial and full surrenders during the Annuity Period.


A Contract Owner may designate an Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at the Corporate Office prior to the Annuity Date. AUL may also require additional information before Annuity payments commence. If the Contract Owner is an individual, the Annuitant may be changed at any time prior to the Annuity Date. The Annuitant must also be an individual and must be the Contract Owner, or someone chosen from among the Contract Owner's Spouse, parents, brothers, sisters, and children. Any other choice requires AUL's consent. If the Contract Owner is not an individual, a change in the Annuitant will not be permitted without AUL's consent. The Beneficiary, if any, may be changed at any time and the Annuity Date and the Annuity Option may also be changed at any time prior to the Annuity Date. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the Qualified Plan for pertinent limitations regarding Annuity dates and options.



FIXED PAYMENT ANNUITY

The payment amount under a fixed payment Annuity option will be determined by applying the selected portion of the Contract Proceeds to the fixed payment Annuity table then in effect, after deducting applicable Premium taxes. The Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant, except that in the case of Option 1, Income for a Fixed Period, age is not a consideration. Payments under the fixed payment Annuity are guaranteed as to dollar amount for the duration of the Annuity Period.


VARIABLE PAYMENT ANNUITY

The first payment amount under a Variable Payment Annuity option is set at the first Valuation Date after the Annuity Date by applying the selected portion of the Contract Proceeds to the Variable Payment Annuity table the Owner selects, after deducting applicable Premium taxes. Payments under the Variable Payment Annuity option will vary depending on the performance of the underlying Investment Accounts. The dollar amount of each variable payment may be higher or lower than the previous payment.

  1. ANNUITY UNITS AND PAYMENT AMOUNT - The dollar amount of the first payment is divided by the value of an Annuity unit as of the Annuity Date to establish the number of Annuity units representing each Annuity payment. The number of Annuity units established remains fixed during the Annuity payment

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
      period. The dollar amount of subsequent Annuity payments is determined by multiplying the fixed number of Annuity units by the Annuity unit value for the Valuation Period in which the payment is due.

  2. ASSUMED INVESTMENT RATE - The Assumed Investment Rate (AIR) is the investment rate built into the variable payment Annuity table used to determine the Owner's first Annuity payment. The Owner may select an AIR from 3 percent, 4 percent or 5 percent when the Owner annuitizes. A higher AIR means the Owner would receive a higher initial payment, but subsequent payments would rise more slowly or fall more rapidly. A lower AIR has the opposite effect. If actual investment experience equals the AIR the Owner chooses, Annuity payments will remain level. If the Owner does not select an AIR, the default AIR will be 3 percent.

  3. VALUE OF AN ANNUITY UNIT - The value of an Annuity unit for an Investment Account for any subsequent Valuation Period is determined by multiplying the Annuity unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity unit value is being calculated, and multiplying the result by an interest factor to neutralize the AIR built into the variable payment Annuity table which the Owner selected.

  4. TRANSFERS - During the Annuity Period, transfers between Investment Accounts must be made in writing. AUL reserves the right to restrict transfers to no more frequently than once a year. Currently, there are no restrictions. Transfers will take place on the anniversary of the Annuity Date unless otherwise agreed to by AUL.


PAYMENT OPTIONS

All or any part of the proceeds paid at death or upon full surrender of the Contract may be paid in one sum or according to one of the following options:

  1. INCOME FOR A FIXED PERIOD. - Proceeds are payable in monthly installments for a specified number of years, not to exceed twenty (20) years.

  2. LIFE ANNUITY. - Proceeds are payable in monthly installments for as long as the payee lives. A number of payments can be guaranteed, such as one hundred-twenty (120), or the number of payments required to refund the proceeds applied.

  3. SURVIVORSHIP ANNUITY. - Proceeds are payable in monthly installments for as long as either the first payee or surviving payee lives.


The Contract proceeds may be paid in any other method or frequency of payment acceptable to AUL.



Contract proceeds payable in one sum will accumulate interest from the date of due proof of death or surrender to the payment date at the rate of interest then paid by AUL or at the rate specified by statute, whichever is greater.


If a Contract Owner selects a variable payment Annuity with no life contingency, he or she may take a partial withdrawal or surrender the Annuity during the Annuity Period.


SELECTION OF AN OPTION

Contract Owners should carefully review the Annuity Options with their financial or tax advisors. For Contracts used in connection with a qualified plan, the terms of the applicable qualified plan should be referenced for pertinent limitations respecting the form of Annuity payments, the commencement of distributions, and other matters. For instance, Annuity payments under a qualified plan generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70 1/2 and is no longer employed. For Option 1, Income for a Fixed Period, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's Spouse and is more than ten (10) years younger than the Annuitant.



                              THE FIXED ACCOUNT


SUMMARY OF THE FIXED ACCOUNT

Premiums designated to accumulate on a fixed basis may be allocated to the Fixed Account which is part of AUL's General Account. The Fixed Account may not be available in all states. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see the Contract itself.

The Account Value in the Fixed Account earns interest at one or more interest rates determined by AUL at its discretion

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
and declared in advance ("Current Rate"), which are guaranteed by AUL to be at least equal to a minimum effective annual rate ranging between 1 percent and 4 percent, depending on the Contract ("Guaranteed Rate"). AUL will determine a Current Rate from time to time and, generally, any Current Rate that exceeds the Guaranteed Rate will be effective for the Contract for a period of at least one (1) year. AUL reserves the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest. AUL bears the investment risk for Owner's Fixed Account Values and for paying interest at the Current Rate on amounts allocated to the Fixed Account.


WITHDRAWALS

A Contract Owner may make a surrender or a withdrawal from his or her Fixed Account Value subject to the provisions of the Contract. A full surrender of a Contract Owner's Fixed Account Value will result in a withdrawal payment equal to the value of the Contract Owner's Fixed Account Value as of the day the surrender is effected plus or minus any applicable withdrawal charge. A withdrawal may be requested for a specified percentage or dollar amount of the Contract Owner's Fixed Account Value. For a further discussion of surrenders and withdrawals as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Cash Withdrawals."


TRANSFERS

The Contract Owner's Fixed Account Value may be transferred from the Fixed Account to the Variable Account subject to certain limitations. The minimum amount that may be transferred from a Fixed Account is $500 or, if that Fixed Account Value is less than $500, the Contract Owner's remaining Account Value in that Fixed Account. If the amount remaining in a Fixed Account after a transfer would be less than $25, the remaining amount will be transferred with the amount that has been requested. Transfers may result in a charge to the Contract Owner. The maximum amount that may be transferred in any one (1) Contract Year is the lesser of 20 percent of a Contract Owner's Fixed Account Value as of the last Contract Anniversary preceding the request, or the Contract Owner's entire Fixed Account Value if it would be less than $500 after the transfer. Transfers of a Contract Owner's Fixed Account Value will be effected on a last-in first-out basis. For a discussion of transfers as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Transfers of Account Value."


CONTRACT CHARGES


The withdrawal charge will be the same for amounts surrendered or withdrawn from a Contract Owner's Fixed Account Value as for amounts surrendered or withdrawn from a Contract Owner's Variable Account Value. In addition, the annual Contract fee will be the same whether or not an Owner's Contract value is allocated to the Variable Account or the Fixed Account. The monthly administrative charge will be deducted from the Variable Account Value only and will not be assessed against the Fixed Account. The charge for mortality and expense risks will not be assessed against the Fixed Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the Fixed Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Contract Owners to the extent the Account Value is allocated to the Fixed Account; however, such Contract Owners will not participate in the investment experience of the Variable Account. See "Charges and Deductions."



Any charges or other deductions are made first from the most-recent allocations or transfers to the Fixed Account.



PAYMENTS FROM THE FIXED ACCOUNT

Surrenders, cash withdrawals, and transfers from the Fixed Account and payment of Death Proceeds based upon a Contract Owner's Fixed Account Value may be delayed for up to six (6) months after a written request in proper form is received by AUL at the Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Contract Owner's Fixed Account Value.



                          MORE ABOUT THE CONTRACTS


DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary designation contained in an application for the Contracts will remain in effect until changed. The interests of a Beneficiary who dies before the Contract Owner will pass to any surviving Beneficiary, unless the Contract Owner specifies otherwise. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Contract Owner prior to the Annuity Date, the Contract Owner's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Date, upon the death of the Annuitant, the Owner is the Beneficiary. If the Contract Owner is not an individual, the Contract Owner will be the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Contract Owner is living by filing with AUL a written beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at the Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the Beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.



For Contracts issued in connection with qualified plans, reference should be made to the terms of the particular qualified plan, if any, and any applicable law for any restrictions on the Beneficiary designation. For instance, under an Employee Benefit Plan, the Beneficiary must be the Contract Owner's Spouse if the Contract Owner is married, unless the Spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the Spouse.



ASSIGNABILITY

A Contract Owner may not assign, transfer, sell, pledge, charge, encumber or in any way alienate a Contract or any rider or benefit that may be included in a Contract.


PROOF OF AGE AND SURVIVAL

AUL may require proof of age, sex, or survival of any person on whose life Annuity payments depend.


MISSTATEMENTS

If the age or sex of any Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Contract would have provided for the correct age and sex.


ACCEPTANCE OF NEW PREMIUMS

AUL reserves the right to refuse to accept new Premiums for a Contract at any time.


OPTIONAL BENEFITS

There are several riders available at the time of application which are described below. Some of these riders are not available in all states or available after issue. These riders carry their own charges which are described in the Expense Table in this Prospectus.


THE FOLLOWING RIDERS ARE NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009: GUARANTEED RETURN OF PREMIUM RIDER, LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER, AND THE OWNER & SPOUSAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER, AND MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.



ENHANCED DEATH BENEFIT RIDER

The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

  1)  the Account Value;


  2) ADJUSTED PREMIUMS - Adjusted Premiums are the total of all Premiums paid prior to the first withdrawal subject to the adjustments set forth in this Section 2. Adjusted Premiums are increased by Premiums paid after the most-recent date the Adjusted Premiums were recalculated due to a withdrawal. Adjusted Premiums are decreased by each withdrawal in the same proportion that the withdrawal reduces the Account Value at the time of the withdrawal. The new Adjusted Premiums are calculated by multiplying the Adjusted Premiums just prior to the withdrawal by the ratio of (a) divided by (b), where (a) is the Account Value after the withdrawal and (b) is the Account Value immediately prior to the withdrawal. For example, if the Owner withdraws 50 percent of the Owner's Account Value, the Adjusted Premiums will be reduced by 50 percent; or


  3) GREATEST ACCOUNT VALUE - The Greatest Account Value is the highest Account Value on any Contract Anniversary prior to the Contract Owner's 86th birthday subject to adjustments set forth in this Section 3. The Greatest Account Value is increased by Premiums paid after the Contract Anniversary on which the Greatest Account Value is obtained. The Greatest Account Value is decreased by each withdrawal after that Contract Anniversary in the same proportion that the withdrawal reduces the Account Value at the time of the withdrawal. The new Greatest Account Value is calculated by multiplying the Greatest Account Value just prior to the withdrawal by the ratio of (a) divided by (b), where (a) is the Account Value after the withdrawal and (b) is the Account Value immediately prior to the withdrawal. For example, if the Owner withdraws 50 percent of The Owner's Account Value, the Greatest Account Value will be reduced by 50 percent.

This rider may be terminated after issue, but only after the seventh (7th) Contract Year.


6% EXTRA CREDIT PREMIUM RIDER


In some Contracts, the Contract Owner may select the Extra Credit Premium Rider at the time of application. AUL will credit 6 percent of a Premium (the "Credit") to the Contract Value each time the Contract Owner makes a contribution within the first twelve (12) months after the Contract is issued. AUL will allocate Credit amounts among the Investment Options in the same ratio as Premiums are allocated. AUL will fund the Credit amounts from its General Account assets.


The annual charge for the Extra Credit Premium Rider can be found in the Expense Table. This rider charge will apply

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
until the Credit is totally vested, according to the following vesting schedule.

          CONTRACT YEAR              VESTING SCHEDULE
-----------------------------------------------------
                1                            0%
                2                        4.167%
                3                        16.67%
                4                        33.33%
                5                           50%
                6                        66.67%
                7                        83.33%
                8                          100%

The Credit is not part of the amount an Owner will receive if he or she returns the Contract pursuant to the terms of the Right to Examine provision. In addition, all or part of the Credit will be recaptured by AUL if the Owner makes a withdrawal in the first seven (7) Contract years, depending upon the vesting schedule above. Regardless of whether or not the Credit is vested, all gains or losses attributable to such Credit are part of the Contract Owner's Account Value and are immediately vested.

The Contract Owner will be worse off for electing the Extra Credit Premium Rider in those situations where the gain on the Credit combined with the Credit itself are less than the charge for the rider over the same period. Conversely, the Contract Owner will be better off in those situations where the gain on the Credit combined with the Credit itself is greater than the charge assessed for the rider over the same period.

The net Fund return that is necessary for the Cash Value at the end of seven
(7) years to be equal to the amount of consideration paid into the contract is the break even rate for the rider. The break even rate is 1.49 percent for Contracts with the 6 percent Extra Credit Premium Rider.

AUL expects to make a profit from the Extra Credit Premium Rider charges.

This rider may not be terminated after issue.


GUARANTEED RETURN OF PREMIUM RIDER


THE GUARANTEED RETURN OF PREMIUM RIDER IS NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009, AND MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.


For those Contracts which have elected the Guaranteed Return of Premium Rider at the time of application, the following provisions apply. If The Owner's Contract is still in force at the end of the tenth (10th) Contract Anniversary, The Owner's Account Value will be adjusted to be the greater of:

  1.  The Account Value at that time, or

  2. The total of all Premiums paid under the Contract, less a proportional adjustment for amounts previously withdrawn.


This rider is only available if certain models of the Portfolio Optimization Program are chosen or wholly allocated in the Timothy Plan(R) Conservative Growth Fund. Any transfer of Account Value to any model not listed on the Policy Data Page as approved for use with this benefit will terminate the rider. AUL reserves the right to eliminate, restrict or change some of these options after issue. If the Owner terminates the Portfolio Optimization Program, or if the Owner transfers amounts from the Timothy Investment Accounts, the rider will be terminated automatically.



Any credit paid is not Premium and would, therefore, not be included in the calculation of this benefit. See the Expense Table for the charge for this rider.


This rider may be terminated after issue, but only after the seventh (7th) Contract Year.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS

AUL offers two (2) Guaranteed Minimum Withdrawal Benefit Riders: the Lifetime Guaranteed Minimum Withdrawal Benefit Rider and the Owner and Spousal Lifetime Guaranteed Minimum Withdrawal Benefit Rider. These Riders guarantee that the Owner may take withdrawals up to a maximum amount per year ("Guaranteed Annual Withdrawal Amount" or "GAWA").

THE LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER AND THE OWNER AND SPOUSAL LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER ARE NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009 AND MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.

If the Lifetime Guaranteed Minimum Withdrawal Benefit Rider is selected, AUL guarantees that if the Owner's Account Value is reduced to zero due to a withdrawal less than or equal to the GAWA, AUL will pay an amount equal to the GAWA annually until the Owner's death.

If the Owner and Spousal Lifetime Guaranteed Minimum Withdrawal Benefit Rider is selected, AUL guarantees that if the Owner's Account Value is reduced to zero due to a withdrawal less than or equal to the GAWA, AUL will pay an amount equal to the GAWA annually until the Owner's death and the death of the Owner's Spouse.

These riders are only available if the Portfolio Optimization Program is chosen or wholly allocated in the Timothy Plan(R) Conservative Growth Fund or the Timothy Plan(R) Strategic Growth Fund. Any transfer of Account Value to any model not listed on the Policy Data Page as approved for use with this benefit will terminate the riders. Models listed on the Policy Data Page are subject to change by AUL.

Either of these riders may be added after issue. The effective date of the rider(s) will be the next monthiversary following the receipt of Proper Notice to AUL at the Corporate Office.

GENERAL PROVISIONS OF BOTH RIDERS

With either of the riders, if the Account Value is reduced to zero due to a withdrawal in excess of the GAWA, the Contract and rider will terminate and the Owner will receive no further benefits.

If one (1) of these riders is effective as of the Contract Date, the initial Benefit Base will be equal to the Premiums on the Contract Date. If the rider is elected after the Contract Date, the initial Benefit Base will be equal to the Account Value on the rider effective date.

Thereafter, the Benefit Base will increase by the dollar amount of any additional Premiums. It will also increase on each Contract Anniversary, as described below under "Automatic Annual Step-Up" and "5% Rollup."

The Benefit Base is reduced on a proportional basis by any withdrawal that exceeds the GAWA.

The Benefit Base can never be more than $5,000,000.

The initial GAWA is equal to the Benefit Base immediately prior to the Owner's first withdrawal multiplied by the applicable GAWA Percentage. The GAWA represents the maximum amount that can be taken as a partial withdrawal each Contract Year without reducing the GAWA going forward.

After the date of the Owner's first withdrawal, the GAWA may increase due to additional Premiums, by multiplying the new Benefit Base by the applicable GAWA Percentage. The GAWA may also be increased at each Contract Anniversary, as described below under "Automatic Annual Step-Up" and "5% Rollup." The GAWA is reduced for withdrawals in excess of the GAWA on a proportional basis.


AUTOMATIC ANNUAL STEP-UP

On any Contract Anniversary in which the Account Value is greater than the Benefit Base, an Automatic Annual Step-Up may occur. The Automatic Annual Step-Up will increase the Benefit Base to equal the Account Value on the date of the Step-Up (up to a maximum of $5,000,000). It will also increase the GAWA to equal the GAWA Percentage multiplied by the new Benefit Base, if such amount is greater than the current GAWA.

If, on the date that a Step-Up occurs, the charge for the rider selected has changed for new purchasers, the Owner may be subject to the new charge at the time of such Step-Up. The Owner may decline a Step-Up by notifying AUL in writing at least thirty (30) days prior to the Contract Anniversary Date.

If a Step-Up is declined, Automatic Annual Step-Ups will not resume until the Owner notifies AUL in writing that the Owner would like to reinstate the Step-Ups. The Step-Up will resume on the next Contract Anniversary after AUL receives the Contract Owner's request for reinstatement. If the Owner does reinstate the Step-Up and the charge for this rider has changed for new purchasers, the Owner will be subject to the new charge.


5% ROLLUP


On each Contract Anniversary until the earlier of: (a) the date of the Owner's first withdrawal or (b) the tenth (10th) Contract Anniversary following the rider's effective date, the 5 percent Rollup amount will be equal to the initial Benefit Base on the selected rider's effective date, plus any additional Premiums which are received after the selected rider's effective date, accumulated annually at 5 percent to the Contract Anniversary. On each Contract Anniversary in which the 5 percent Rollup amount is greater than the Benefit Base, AUL will increase the Benefit Base to equal the 5 percent Rollup amount (up to a maximum of $5,000,000) and increase the GAWA to equal the GAWA Percentage multiplied by the new Benefit Base, if such amount is greater than the current GAWA.


If, on any Contract Anniversary when the Owner is eligible for the 5 percent Rollup, the Account Value is greater than the 5 percent Rollup amount, AUL will Step-Up the Benefit Base to equal the Account Value and the 5 percent Rollup will not apply. If the Owner chooses to decline the Step-Up (as described above under "Automatic Annual Step-Up"), the 5 percent Rollup will still apply.

The 5 percent Rollup will not be applicable after the earlier of: (a) the date of the Owner's first withdrawal; or (b) the tenth (10th) Contract Anniversary following the rider's effective date.

Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Internal Revenue Code of 1986, as amended, that exceed the GAWA for a specific Contract Year, will not be deemed excess withdrawals in that Contract Year. This applies only in relation to the Required Minimum Distribution based on the value of the Contract.

The Owner must allocate the Account Value in accordance with the permitted and available Portfolio Optimization Models in order to elect and maintain one of these riders.


The charge for the selected rider is shown on the Rider Specifications Page. The charge will be assessed monthly against the greater of the Account Value or the Benefit Base. If a Step-Up occurs, the charge may be increased, but not above the charge then-applicable to new purchasers. If, at the time of a Step-Up, AUL is no longer issuing these riders, the charge may be increased, but not above the maximum charge for the selected rider.


If the Account Value is reduced to zero due to a withdrawal in excess of the GAWA, the Contract and the rider will terminate and no further benefits will due under either.

AUL reserves the right to aggregate all OneAmerica partner company Contracts with this benefit.



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

OWNER AND SPOUSAL LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER


THE OWNER AND SPOUSAL LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER IS NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009, AND MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.



If the Owner and Spousal Lifetime Guaranteed Minimum Withdrawal Benefit Rider are selected, it is designed to facilitate the continuation of the Owner's rights under this rider by the Owner's Spouse. If the Owner, or first Owner in the case of joint Owners, dies and the Spouse elects to continue the Contract, AUL will continue the rider with respect to all benefits. The surviving Spouse will be the Contract Owner and cannot name a new Contract Owner.


If withdrawals under the rider have commenced, the GAWA will remain the same unless reduced due to a withdrawal in excess of the GAWA. If withdrawals under this rider have not commenced, the GAWA Percentage will be based on the attained age of the surviving spouse at the time of the first withdrawal.

For purposes of this rider, the Spouse is identified as the Spouse of the Contract Owner at the time of the first withdrawal. If the Spouse is changed after the first withdrawal, the GAWA Percentage will continue based on the ages at the time of the first withdrawal made under the rider.

The payment amount in the Contract Year in which the Account Value is reduced to zero is equal to the remaining GAWA not yet withdrawn in that year. In subsequent Contract Years, the payment amount equals the GAWA in effect as of the date that the Account Value is reduced to zero.


TERMINATION

The selected rider will terminate on the earliest of the following conditions:

  1. After completion of seven (7) Contract Years after the rider effective date, the Contract Owner may request by written notice to terminate the rider. The rider will terminate on the next Contract Anniversary Date following receipt of the written request by AUL;

  2. Reduction of the Account Value to zero due to a withdrawal in excess of the GAWA;

  3. Failure to continue to allocate the Account Value in accordance with the permitted and available Portfolio Optimization Models;


  4.  Full surrender of the Contract;



  5. Death of the Contract Owner or the Spouse of the Contract Owner (as defined in this rider) if he/she elects to continue the Contract at the original Contract Owner's death; or



  6.  Annuitization of the Contract.



LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER


THE LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER IS NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009, AND MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.



If the Lifetime Guaranteed Minimum Withdrawal Benefit is selected, the Owner may be eligible to receive a GAWA until the Owner's Death.


The applicable GAWA Percentage is based on the age of the Contract Owner at the time of the first withdrawal. The applicable GAWA Percentage at the time of the first withdrawal will remain the GAWA Percentage during the remaining life of the rider.

The Benefit Base is reduced on a proportional basis by any withdrawals that exceed the GAWA.


TERMINATION

The selected rider will terminate on the earliest of the following conditions:

  1. After completion of seven (7) Contract Years after the rider effective date, the Contract Owner may request by written notice that this rider be terminated. The rider will terminate on the next Contract Anniversary following receipt of the written request;

  2. Reduction of the Account Value to zero due to a withdrawal in excess of the GAWA;

  3. Failure to continue to allocate the Account Value in accordance with the permitted and available Portfolio Optimization Models;

  4.  Full Surrender of the Contract;

  5.  Death of the Contract Owner; or,

  6.  Annuitization of the Contract.



LONG-TERM CARE FACILITY AND TERMINAL ILLNESS BENEFIT RIDER



The Long-Term Care Facility and Terminal Illness Benefit Rider ensures that surrender charges on withdrawals will not apply if a Contract Owner is confined for a continuous ninety (90) day period to a long term care facility or a thirty (30) day period to a hospital, as defined by the rider provisions. In addition, upon receipt of a physician's letter at the Corporate Office, no surrender charges will be deducted



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
upon withdrawals if the Contract Owner is diagnosed, after the effective date of the Contract, by that physician to have a terminal illness as defined by the rider provisions. There is no charge for this rider.

The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the Contract Owner takes withdrawals prior to age 59 1/2 (see "Federal Tax Matters, Additional Considerations, Contracts Owned by Non-Natural Persons").



                             FEDERAL TAX MATTERS


INTRODUCTION

The Contracts described in this Prospectus are designed for use in connection with non-tax qualified retirement plans for individuals and for use by individuals in connection with retirement plans under the provisions of Sections 401(a), 403(b), 457, 408 or 408A of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on values under a Contract, on Annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee, may depend upon the type of plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Future legislation may affect Annuity contracts adversely. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the terms of the plan and the particular circumstances of the individual involved, any person contemplating the purchase of a Contract, or receiving Annuity payments under a Contract, should consult a tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS OF ANY CONTRACT, OR ANY TRANSACTION INVOLVING THE CONTRACTS AND INFORMATION CONTAINED HEREIN IS NOT INTENDED AS AND SHOULD NOT BE CONSIDERED TAX ADVICE. THE OWNER SHOULD CONSULT THE OWNER'S TAX ADVISOR.


DIVERSIFICATION STANDARDS


Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.



TAXATION OF ANNUITIES IN GENERAL-NON-QUALIFIED PLANS


Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under an Annuity Contract until some form of distribution is made under the Contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards."



1. SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY DATE

Code Section 72 provides that amounts received upon a surrender or withdrawal from a Contract prior to the Annuity Date generally will be treated as gross income to the extent that the Cash Value of the Contract (determined without regard to any withdrawal charge in the case of a surrender or withdrawal) exceeds the "investment in the Contract." In general, the "investment in the Contract" is that portion, if any, of Premiums paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a withdrawal from a Contract.


2. SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY DATE

Upon receipt of a lump-sum payment, the recipient is taxed if the Cash Value of the Contract exceeds the investment in the Contract.


3. AMOUNTS RECEIVED AS AN ANNUITY

For amounts received as an Annuity, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected

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
amount of Annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. That remaining portion of each payment is taxed at ordinary income rates. Once the excludable portion of Annuity payments to date equals the investment in the Contract, the balance of the Annuity payments will be fully taxable.

Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies AUL of that election. Special rules apply to withholding on distributions from Employee Benefit Plans and 403(b) arrangements.


4. PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS

With respect to amounts withdrawn or distributed before the Contract Owner reaches age 59 1/2, a penalty tax is imposed equal to 10 percent of the portion of such amount which is includible in gross income. However, the penalty tax is not applicable to withdrawals: (1) made on or after the death of the Owner (or where the Owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (2) attributable to the Contract Owner's becoming totally disabled within the meaning of Code Section 72(m)(7); or (3) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the Contract Owner, or the joint lives (or joint life expectancies) of the Contract Owner and his Beneficiary. The 10 percent penalty also does not apply in certain other circumstances described in Code Section 72.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined in accordance with IRS regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the Contract Owner attains age 59 1/2, or (b) before the Contract Owner reaches age 59
1/2.


ADDITIONAL CONSIDERATIONS


1. DISTRIBUTION-AT-DEATH RULES

In order to be treated as an Annuity contract, a Contract must provide the following two distribution rules: (a) if the Owner dies on or after the Annuity Commencement Date, and before the entire interest in the Contract has been distributed, the remaining interest must be distributed at least as quickly as the method in effect on the Owner's death; and (b) if the Owner dies before the Annuity Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated Beneficiary, must be distributed over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, commencing within one year after the date of death of the Owner. If the designated Beneficiary is the Spouse of the Owner, the Contract may be continued in the name of the Spouse as Owner.

For purposes of determining the timing of distributions under the foregoing rules, where the Owner is not an individual, the primary Annuitant is considered the Owner. In that case, a change in the primary Annuitant will be treated as the death of the Owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first Owner as the one to be taken into account in determining how generally distributions must commence, unless the sole surviving owner is the deceased Owner's Spouse. The endorsement that allows for joint ownership applies to Spouses only.


2. GIFT OF ANNUITY CONTRACTS

Generally, a donor must pay income tax on the gain of the Contract if he makes a gift of the Contract before the Annuity Date. The donee's basis in the Contract is increased by the amount included in the donor's income. This provision does not apply to certain transfers incident to a divorce or transfers to a Spouse. The 10 percent penalty tax on pre-age 59 1/2 withdrawals and distributions and gift tax also may be applicable.


3. CONTRACTS OWNED BY NON-NATURAL PERSONS

If the Contract is held by a non-natural person (for example, a corporation in connection with its non-tax qualified deferred compensation plan) the income on that Contract (generally the Account Value less the Premium payments and amounts includible in gross income for prior taxable years with respect to the Contract) is includible in taxable income each year. Other taxes (such as the alternative minimum tax and the environmental tax imposed under Code Section
59A) may also apply. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of an Employee Benefit Plan, and in the case of an immediate Annuity. Code Section 457 (deferred compensation) plans for employees of state and local governments and tax-exempt organizations are not within the purview of the exceptions. However, the income of state and local governments and tax-exempt organizations generally is exempt from federal income tax.


4. MULTIPLE CONTRACT RULE

For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as

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
annuities) that is includible in gross income, all Annuity contracts issued by the same insurer to the same Contract Owner during any calendar year must be aggregated and treated as one contract. Thus, any amount received under any such Contract prior to the Contract's Annuity Commencement Date, such as a withdrawal or dividend, will be taxable (and possibly subject to the 10 percent penalty tax) to the extent of the combined income in all such Contracts. In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule.


QUALIFIED PLANS


The Contract may be used with certain types of qualified plans as described under "The Contracts." The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of qualified plans. Contract Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such qualified plans will be subject to the terms and conditions of the plans themselves and may be limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, AUL may accept Beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Code or the Employee Retirement Income Security Act of 1974 ("ERISA"). Consequently, a Contract Owner's Beneficiary designation or elected payment option may not be enforceable.


The following are brief descriptions of the various types of qualified plans and the use of the Contract therewith:


1. INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408 permits an eligible individual to contribute to an individual retirement program through the purchase of Individual Retirement Annuities ("IRAs"). The Contract may be purchased as an IRA. IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to an IRA may be made on a deductible or nondeductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for an IRA may not exceed a certain limit, reduced by any contribution to that individual's Roth IRA. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA.


2. ROTH IRA


A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. A Roth IRA allows an individual to contribute non-deductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed a certain limit, reduced by any contribution to that individual's IRA. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.




3. CORPORATE PENSION AND PROFIT-SHARING PLANS


Code Section 401(a) permits employers to establish various types of retirement plans for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees eligible to participate in such plans. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

In order for a retirement plan to be "qualified" under Code Section 401(a), it must: (1) meet certain minimum standards with respect to participation, coverage and vesting; (2) not discriminate in favor of "highly compensated" employees; (3) provide contributions or benefits that do not exceed certain limitations; (4) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan;
(5) provide for distributions that comply with certain minimum distribution requirements; (6) provide for certain spousal survivor benefits; and (7) comply with numerous other qualification requirements.

A retirement plan qualified under Code Section 401(a) may be funded by employer contributions, employee contributions or a combination of both. Plan participants are not subject to tax on employer contributions until such amounts are actually distributed from the plan. Depending upon the terms of the particular plan, employee contributions may be made on a pre-tax or after-tax basis. In addition, plan participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.


4. TAX-DEFERRED ANNUITIES


Section 403(b) of the Code permits the purchase of "tax-deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may pay Premiums under the Contracts for the benefit of their employees. Such Premiums are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of Premiums to the tax-deferred Annuity is limited



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
to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.



5. DEFERRED COMPENSATION PLANS



Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes. Distributions received by an employee from a 457 plan will be taxed as ordinary income.



QUALIFIED PLAN FEDERAL TAXATION SUMMARY

The above description of the federal income tax consequences of the different types of qualified plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax advisor with regard to the suitability of the Contract as an investment vehicle for the qualified plan.

Periodic distributions (e.g., annuities and installment payments) from a qualified plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.


Nonperiodic distributions (e.g., lump-sums and annuities or installment payments of less than 10 years) from a qualified plan (other than an IRA) are generally subject to mandatory 20 percent income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible qualified plan, IRA or 457 plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10 percent rate. The recipient of such a distribution may elect not to have withholding apply.



403(b) PROGRAMS - CONSTRAINTS ON WITHDRAWALS

Section 403(b) of the Internal Revenue Code permits public school employees and employees of organizations specified in Section 501(c)(3) of the Internal Revenue Code, such as certain types of charitable, educational, and scientific organizations, to purchase Annuity contracts, and subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax-deferred Annuity contracts meeting the requirements of
Section 403(b) that apply to tax years beginning on or after January 1, 1989.


Section 403(b) requires that distributions from Section 403(b) tax-deferred Annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 1/2, separates from service, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, or paying certain tuition expenses.


An Owner of a Contract purchased as a tax-deferred Section 403(b) Annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Contract Value attributable to Premiums paid under a salary reduction agreement or any income or gains credited to such Contract Owner under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Contract Owner's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts meets certain conditions. An Owner's Contract may be able to be transferred to certain other investment or funding alternatives meeting the requirements of
Section 403(b) that are available under an employer's Section 403(b) arrangement.



                              OTHER INFORMATION


MIXED AND SHARED FUNDING


The portfolios serve as the underlying investment medium for amounts invested in AUL's Separate Accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating Qualified Plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or
(ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Separate Account investment option that invests in the portfolio at the same time, or (iii) participating Qualified Plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor AUL currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policyowners and contract owners, or between different life insurance companies, or between participating Qualified Plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating Qualified Plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating Qualified Plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating Qualified Plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.



VOTING OF SHARES OF THE FUNDS

AUL is the legal owner of the shares of the portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Contract Owner. AUL or the pertinent Fund shall send to each Contract Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Fund's shares.


Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing Accumulation Units of the corresponding Investment Account attributable to a Contract by the total Accumulation Units of all Contracts on a particular date by times shares owned by AUL of that portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.


Voting rights attributable to the Contracts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable annuity and variable life contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.


SUBSTITUTION OF INVESTMENTS


AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Funds should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all of the Funds should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another Fund for shares already purchased, or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of Contracts, or permit a conversion between classes of Contracts on the basis of requests made by Contract Owners or as permitted by federal law.


Where required under applicable law, AUL will not substitute any shares attributable to a Contract Owner's interest in an Investment Account or the Variable Account without notice, Contract Owner approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Contract Owners on a basis to be determined by AUL. AUL may also eliminate or combine one or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another Separate Account or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. AUL reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law, an Investment Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Variable Account.


CHANGES TO COMPLY WITH LAW AND AMENDMENTS

AUL reserves the right, without the consent of Contract Owners, to make any change to the provisions of the Contracts to comply with, or to give Contract Owners the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity contracts and retirement plans under the Internal Revenue Code and regulations issued thereunder or any state statute or regulation.


RESERVATION OF RIGHTS

AUL reserves the right to refuse to accept new Premiums under a Contract and to refuse to accept any application for a Contract.


PERIODIC REPORTS


AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract. AUL will also send statements reflecting transactions in a Contract Owner's Account as required by applicable law. In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.



PAYMENTS TO AGENTS, INTERMEDIARIES AND OTHER FINANCIAL PROFESSIONALS

American United Life Insurance Company, Inc. or its related companies, may pay agents, intermediaries and other financial professionals for the sale of Voyage Protector and related services. These payments may create a conflict of interest by influencing the agent, intermediary or other financial professional, and/or your salesperson to recommend Voyage Protector over another product or service. Ask your salesperson for more information.


LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Variable Account or the Variable Account's principal underwriter (or any subsidiary) is a party, or which would materially affect the Variable Account.


LEGAL MATTERS

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, the validity of the forms of the Contracts under Indiana law and federal securities and federal income tax laws have been passed upon by Thomas M. Zurek, General Counsel of AUL.

Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP.


FINANCIAL STATEMENTS


Financial Statements of OneAmerica Financial Partners, Inc. as of December 31, 2013 are included in the Statement of Additional Information.

                     STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:


Description                                                                                                                 Page

GENERAL INFORMATION AND HISTORY..........................................................................................      3
DISTRIBUTION OF CONTRACTS................................................................................................      3
CUSTODY OF ASSETS........................................................................................................      3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT...............................................................................      3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PLANS...........................................................      4
403(b) Programs..........................................................................................................      5
408 and 408A Programs....................................................................................................      6
457 Programs.............................................................................................................      6
Employee Benefit Plans...................................................................................................      7
Tax Penalty for All Annuity Contracts....................................................................................      8
Withholding for Employee Benefit Plans and Tax-Deferred Annuities........................................................      8
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................................................................      8
FINANCIAL STATEMENTS.....................................................................................................      9

A Statement of Additional Information may be obtained without charge by calling or writing to AUL at the telephone number and address set forth in the front of this Prospectus. A postage pre-paid envelope is included for this purpose.

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.



There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all Contracts or documents referred to herein.



The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.




--------------------------------------------------------------------------------
                    INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                      VARIABLE ANNUITY VOYAGE PROTECTOR


                    INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                                   SOLD BY


                               AMERICAN UNITED
                          LIFE INSURANCE COMPANY(R)


                      INDIANAPOLIS, INDIANA 46206-7127
                     (800) 537-6442 - www.oneamerica.com


                                 PROSPECTUS



                             Dated: May 1, 2014
--------------------------------------------------------------------------------

(THIS PAGE LEFT INTENTIONALLY BLANK.)

THIS PROSPECTUS MUST BE PRECEDED OR ACCOMPANIED BY CURRENT PROSPECTUSES FOR THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. VARIABLE LIFE AND VARIABLE ANNUITIES ISSUED BY AMERICAN UNITED LIFE INSURANCE COMPANY(R) (AUL) ARE DISTRIBUTED BY ONEAMERICA(R) SECURITIES, INC. MEMBER OF FINRA, SIPC, A WHOLLY-OWNED SUBSIDIARY OF AUL.




AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A ONEAMERICA(R) COMPANY
ONE AMERICAN SQUARE, P.O. BOX 368
INDIANAPOLIS, IN 46206-0368



(C) 2014 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.









I-20326     5/1/14



[ONEAMERICA_LOGO]

STATEMENT OF ADDITIONAL INFORMATION FOR

Voyage Protector - INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

ONEAMERICA(R) FUNDS, INC.

[ONEAMERICA LOGO]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A ONEAMERICA(R) COMPANY
P.O. BOX 368, INDIANAPOLIS, INDIANA 46206-0368
TELEPHONE: (800) 537-6442

                                                                     MAY 1, 2014

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2014

                          INDIVIDUAL FLEXIBLE PREMIUM
                           DEFERRED VARIABLE ANNUITY
                                VOYAGE PROTECTOR

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                   OFFERED BY

                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                       ONE AMERICAN SQUARE, P.O. BOX 368
                        INDIANAPOLIS, INDIANA 46206-0368
                      (800) 537-6442 - www.oneamerica.com

                INDIVIDUAL ANNUITY SERVICE OFFICE MAIL ADDRESS:
                P.O. BOX 7127, INDIANAPOLIS, INDIANA 46282-7127
                                 (800) 537-6442

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL Individual Flexible Premium Deferred Variable Annuity, Voyager Protector dated May 1, 2014.

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company(R) ("AUL") at the address listed above.



                               TABLE OF CONTENTS
DESCRIPTION                                                              PAGE
----------------------------------------------------------------------- ------
GENERAL INFORMATION AND HISTORY                                            3
DISTRIBUTION OF CONTRACTS                                                  3
CUSTODY OF ASSETS                                                          3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT                                 3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS          4
  403(b) Programs                                                          5
  408 and 408A Programs                                                    6
  457 Programs                                                             6
  Employee Benefit Plans                                                   7
  Tax Penalty for All Annuity Contracts                                    8
  Withholding for Employee Benefit Plans and Tax-                          8
   Deferred Annuities
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                              8
FINANCIAL STATEMENTS                                                       9




                        GENERAL INFORMATION AND HISTORY

For a general description of AUL and the AUL American Individual Variable Annuity Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

                           DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority, ("FINRA").

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

                               CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

                   TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated Investment Company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

            TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT
                                    PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amount of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program.

403(b) PROGRAMS

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner's salary reduction Premiums to a 403(b) Program to $17,500 for 2013. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty
(50) or older, an additional catch-up contribution of $5,500 is allowed.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner's salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $50,000, or (b) 100 percent of the Contract Owner's annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts "rolled over" from another
Section 403(b) Program. A Contract Owner who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another
Section 403(b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner's beneficiary or (2) over a specified period of ten
(10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account ("IRA"), and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under
Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $5,500 or the Contract Owner's annual compensation. In the case of an individual who has attained the age of fifty (50) before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $5,500 limit. The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner's compensation, or (b) $50,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 PROGRAMS

Deferrals by an eligible individual to a 457 Program generally are limited under
Section 457(b) of the Internal Revenue Code to the lesser of (a) $17,500, or (b) 100 percent of the Contract Owner's includable compensation. If the Contract Owner participates in more than one 457

Program, the limit applies to contributions to all such programs. The limit is reduced by the amount of any salary reduction contribution the Contract Owner makes to a 403(b) Program, a 408 Program, or an Employee Benefit Program. The
Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

EMPLOYEE BENEFIT PLANS

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a Participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax free. The balance of the distribution will generally be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Contract Owner who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return for Non-Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

The applicable annual limits on Premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total Premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $51,000, or (b) 100 percent of a Participant's annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

TAX PENALTY FOR ALL ANNUITY CONTRACTS

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

          (a) the Contract Owner has attained age 59 1/2;
          (b) the Contract Owner has died; or
          (c) the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is fifty-five (55) and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

WITHHOLDING FOR EMPLOYEE BENEFIT PLANS AND TAX-DEFERRED ANNUITIES

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump-sum settlement or periodic annuity payments for a fixed period of fewer than ten (10) years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2013 and 2012 and the related consolidated statements of comprehensive income, statements of shareholder's equity and statements of cash flows for each of the three years in the period ended December 31, 2013, appearing herein have been audited by

PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The Variable Account statements of net assets as of December 31, 2013 and the statements of operations and changes in net assets and the financial highlights for each of the periods indicated in this SAI have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

FINANCIALS OF THE REGISTRANT

The financial statements of the AUL American Individual Variable Annuity as of December 31, 2013 are included in this Statement of Additional Information.



[PWC LOGO]
               REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
AUL American Individual Variable Annuity Unit Trust and the Board of Directors of American United Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting AUL American Individual Variable Annuity Unit Trust (the "Trust") at December 31, 2013, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the underlying mutual fund companies, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Indianapolis, Indiana
April 28, 2014

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                  ALGER LARGE CAP GROWTH I-2 CLASS - 015544505

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,652,652   $     4,234,592           121,856
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,234)
                                                       ---------------
Net assets                                             $     7,651,418
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     4,236,900           519,797   $          8.15
Band B                                                       3,414,518           293,482             11.63
                                                       ---------------   ---------------
Total                                                  $     7,651,418           813,279
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        53,955
Mortality & expense charges                                                                        (45,082)
                                                                                           ---------------
Net investment income (loss)                                                                         8,873
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           708,225
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             1,444,746
                                                                                           ---------------
Net gain (loss)                                                                                  2,152,971
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     2,161,844
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,873   $             41,326
Net realized gain (loss)                                                     708,225                513,183
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       1,444,746                200,075
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,161,844                754,584
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     146,677                262,050
Cost of units redeemed                                                    (2,123,962)            (1,762,472)
Account charges                                                              (66,370)               (73,159)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,043,655)            (1,573,581)
                                                                --------------------   --------------------
Net increase (decrease)                                                      118,189               (818,997)
Net assets, beginning                                                      7,533,229              8,352,226
                                                                --------------------   --------------------
Net assets, ending                                              $          7,651,418   $          7,533,229
                                                                ====================   ====================

Units sold                                                                    19,645                 36,479
Units redeemed                                                              (259,034)              (273,725)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (239,389)              (237,246)
Units outstanding, beginning                                               1,052,668              1,289,914
                                                                --------------------   --------------------
Units outstanding, ending                                                    813,279              1,052,668
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $        263,334,235
Cost of units redeemed                                                                         (256,357,449)
Account charges                                                                                  (2,421,514)
Net investment income (loss)                                                                      2,945,382
Net realized gain (loss)                                                                         (3,267,296)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              3,418,060
                                                                                       --------------------
Net assets                                                                             $          7,651,418
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.15               520   $         4,237               N/A              35.1%
12/31/2012                        6.03               614             3,704               N/A               9.9%
12/31/2011                        5.49               794             4,359               N/A              -0.3%
12/31/2010                        5.51             1,003             5,529               N/A              13.4%
12/31/2009                        4.86             1,239             6,023               N/A              47.6%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         11.63               293   $         3,415              1.30%             33.3%
12/31/2012                        8.73               439             3,829              1.30%              8.4%
12/31/2011                        8.05               496             3,993              1.30%             -1.6%
12/31/2010                        8.18               564             4,617              1.30%             11.9%
12/31/2009                        7.31               651             4,758              1.30%             45.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.7%
2012                               1.2%
2011                               1.0%
2010                               0.7%
2009                               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                  ALGER SMALL CAP GROWTH I-2 CLASS - 015544406

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    16,906,608   $    15,029,314           518,221
                                                                         ===============   ===============
Receivables: investments sold                                    8,151
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    16,914,759
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        UTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,756,478           229,048   $          7.67
Band B                                                      15,158,281           900,309             16.84
                                                       ---------------   ---------------
Total                                                  $    16,914,759         1,129,357
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                       (172,284)
                                                                                           ---------------
Net investment income (loss)                                                                      (172,284)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           342,020
Realized gain distributions                                                                      2,059,947
Net change in unrealized appreciation (depreciation)                                             1,960,485
                                                                                           ---------------
Net gain (loss)                                                                                  4,362,452
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     4,190,168
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (172,284)  $           (152,826)
Net realized gain (loss)                                                     342,020                256,302
Realized gain distributions                                                2,059,947              2,847,685
Net change in unrealized appreciation (depreciation)                       1,960,485             (1,521,096)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          4,190,168              1,430,065
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,165,354                948,833
Cost of units redeemed                                                    (2,876,870)            (3,007,874)
Account charges                                                             (112,994)              (111,333)
                                                                --------------------   --------------------
Increase (decrease)                                                          175,490             (2,170,374)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,365,658               (740,309)
Net assets, beginning                                                     12,549,101             13,289,410
                                                                --------------------   --------------------
Net assets, ending                                              $         16,914,759   $         12,549,101
                                                                ====================   ====================

Units sold                                                                   235,665                 93,631
Units redeemed                                                              (247,276)              (294,054)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (11,611)              (200,423)
Units outstanding, beginning                                               1,140,968              1,341,391
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,129,357              1,140,968
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $      1,732,180,962
Cost of units redeemed                                                                       (1,720,783,310)
Account charges                                                                                  (1,508,122)
Net investment income (loss)                                                                     (1,492,715)
Net realized gain (loss)                                                                          1,319,373
Realized gain distributions                                                                       5,321,277
Net change in unrealized appreciation (depreciation)                                              1,877,294
                                                                                       --------------------
Net assets                                                                             $         16,914,759
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.67               229   $         1,756               N/A              34.3%
12/31/2012                        5.71               278             1,590               N/A              12.5%
12/31/2011                        5.08               323             1,641               N/A              -3.2%
12/31/2010                        5.24               443             2,322               N/A              25.3%
12/31/2009                        4.19               505             2,112               N/A              45.5%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         16.84               900   $        15,158              1.30%             32.5%
12/31/2012                       12.70               863            10,959              1.30%             11.0%
12/31/2011                       11.44             1,018            11,648              1.30%             -4.4%
12/31/2010                       11.97             1,393            16,674              1.30%             23.7%
12/31/2009                        9.68             1,625            15,725              1.30%             43.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH A CLASS - 018792820

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       160,877   $       146,648             8,347
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (5)
                                                       ---------------
Net assets                                             $       160,872
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        UTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $         4,574               990   $          4.62
Band B                                                         156,298            36,416              4.29
                                                       ---------------   ---------------
Total                                                  $       160,872            37,406
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,119
Mortality & expense charges                                                                         (1,493)
                                                                                           ---------------
Net investment income (loss)                                                                          (374)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,390
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                12,017
                                                                                           ---------------
Net gain (loss)                                                                                     13,407
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        13,033
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (374)  $                672
Net realized gain (loss)                                                       1,390                 (2,488)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          12,017                 18,463
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             13,033                 16,647
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      52,044                  8,494
Cost of units redeemed                                                       (15,170)               (49,197)
Account charges                                                                 (788)                  (716)
                                                                --------------------   --------------------
Increase (decrease)                                                           36,086                (41,419)
                                                                --------------------   --------------------
Net increase (decrease)                                                       49,119                (24,772)
Net assets, beginning                                                        111,753                136,525
                                                                --------------------   --------------------
Net assets, ending                                              $            160,872   $            111,753
                                                                ====================   ====================

Units sold                                                                    12,827                  2,337
Units redeemed                                                                (4,478)               (13,847)
                                                                --------------------   --------------------
Net increase (decrease)                                                        8,349                (11,510)
Units outstanding, beginning                                                  29,057                 40,567
                                                                --------------------   --------------------
Units outstanding, ending                                                     37,406                 29,057
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            291,470
Cost of units redeemed                                                                             (164,063)
Account charges                                                                                      (4,007)
Net investment income (loss)                                                                          6,451
Net realized gain (loss)                                                                             16,792
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 14,229
                                                                                       --------------------
Net assets                                                                             $            160,872
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          4.62                 1   $             5               N/A              13.6%
12/31/2012                        4.07                 2                 9               N/A              15.5%
12/31/2011                        3.52                 2                 8               N/A             -15.9%
12/31/2010                        4.18                 9                36               N/A              12.9%
12/31/2009                        3.71                 8                31               N/A              39.6%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          4.29                36   $           156              1.30%             12.1%
12/31/2012                        3.83                27               103              1.30%             14.0%
12/31/2011                        3.36                38               129              1.30%            -16.9%
12/31/2010                        4.04                41               165              1.30%             11.4%
12/31/2009                        3.63                19                69              1.30%             37.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.8%
2012                               1.8%
2011                               3.4%
2010                               1.7%
2009                               3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE A CLASS - 018792531

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    15,167,936   $     9,556,497           662,937
                                                                         ===============   ===============
Receivables: investments sold                                    6,699
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    15,174,635
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       529,079            60,723   $          8.71
Band B                                                      14,645,556         1,809,519              8.09
                                                       ---------------   ---------------
Total                                                  $    15,174,635         1,870,242
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        85,113
Mortality & expense charges                                                                       (179,203)
                                                                                           ---------------
Net investment income (loss)                                                                       (94,090)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         1,003,335
Realized gain distributions                                                                        790,063
Net change in unrealized appreciation (depreciation)                                             2,680,750
                                                                                           ---------------
Net gain (loss)                                                                                  4,474,148
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     4,380,058
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (94,090)  $            (92,411)
Net realized gain (loss)                                                   1,003,335                449,826
Realized gain distributions                                                  790,063                416,695
Net change in unrealized appreciation (depreciation)                       2,680,750              1,290,901
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          4,380,058              2,065,011
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,044,615              1,545,307
Cost of units redeemed                                                    (4,141,921)            (2,798,496)
Account charges                                                             (107,133)              (107,632)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,204,439)            (1,360,821)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,175,619                704,190
Net assets, beginning                                                     12,999,016             12,294,826
                                                                --------------------   --------------------
Net assets, ending                                              $         15,174,635   $         12,999,016
                                                                ====================   ====================

Units sold                                                                   303,722                293,549
Units redeemed                                                              (618,414)              (530,861)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (314,692)              (237,312)
Units outstanding, beginning                                               2,184,934              2,422,246
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,870,242              2,184,934
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         25,755,457
Cost of units redeemed                                                                          (17,700,004)
Account charges                                                                                    (642,736)
Net investment income (loss)                                                                       (509,391)
Net realized gain (loss)                                                                            994,485
Realized gain distributions                                                                       1,665,385
Net change in unrealized appreciation (depreciation)                                              5,611,439
                                                                                       --------------------
Net assets                                                                             $         15,174,635
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.71                61   $           529               N/A              38.1%
12/31/2012                        6.31                60               380               N/A              18.7%
12/31/2011                        5.31                85               454               N/A              -8.4%
12/31/2010                        5.80                90               520               N/A              26.9%
12/31/2009                        4.57                70               319               N/A              42.9%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.09             1,810   $        14,646              1.30%             36.3%
12/31/2012                        5.94             2,125            12,619              1.30%             17.2%
12/31/2011                        5.07             2,337            11,841              1.30%             -9.6%
12/31/2010                        5.60             2,600            14,570              1.30%             25.3%
12/31/2009                        4.47             3,202            14,321              1.30%             41.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.6%
2012                               0.6%
2011                               0.5%
2010                               0.5%
2009                               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE A CLASS - 018792556

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       157,864   $       153,545            10,529
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (6)
                                                       ---------------
Net assets                                             $       157,858
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $         5,379             1,384   $          3.89
Band B                                                         152,479            42,235              3.61
                                                       ---------------   ---------------
Total                                                  $       157,858            43,619
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         8,401
Mortality & expense charges                                                                         (1,413)
                                                                                           ---------------
Net investment income (loss)                                                                         6,988
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,290)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                15,721
                                                                                           ---------------
Net gain (loss)                                                                                     14,431
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        21,419
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,988   $                  6
Net realized gain (loss)                                                      (1,290)               (19,107)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          15,721                 30,276
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             21,419                 11,175
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      60,588                  8,930
Cost of units redeemed                                                       (19,128)               (66,636)
Account charges                                                                 (536)                  (622)
                                                                --------------------   --------------------
Increase (decrease)                                                           40,924                (58,328)
                                                                --------------------   --------------------
Net increase (decrease)                                                       62,343                (47,153)
Net assets, beginning                                                         95,515                142,668
                                                                --------------------   --------------------
Net assets, ending                                              $            157,858   $             95,515
                                                                ====================   ====================

Units sold                                                                    17,714                  3,317
Units redeemed                                                                (6,072)               (25,390)
                                                                --------------------   --------------------
Net increase (decrease)                                                       11,642                (22,073)
Units outstanding, beginning                                                  31,977                 54,050
                                                                --------------------   --------------------
Units outstanding, ending                                                     43,619                 31,977
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         34,130,911
Cost of units redeemed                                                                          (24,465,420)
Account charges                                                                                    (339,308)
Net investment income (loss)                                                                         94,486
Net realized gain (loss)                                                                         (9,267,130)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  4,319
                                                                                       --------------------
Net assets                                                                             $            157,858
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.89                 1   $             5               N/A              23.0%
12/31/2012                        3.16                 2                 7               N/A              14.5%
12/31/2011                        2.76                 4                11               N/A             -19.3%
12/31/2010                        3.42                64               218               N/A               4.6%
12/31/2009                        3.27                60               197               N/A              34.7%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.61                42   $           152              1.30%             21.4%
12/31/2012                        2.97                30                88              1.30%             13.0%
12/31/2011                        2.63                50               132              1.30%            -20.3%
12/31/2010                        3.30             2,986             9,853              1.30%             3.2%
12/31/2009                        3.20             2,873             9,182              1.30%             32.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               6.6%
2012                               1.3%
2011                               2.5%
2010                               3.1%
2009                               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
              AMERICAN CENTURY VP INTERNATIONAL I CLASS - 024936205

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,040,891   $     5,461,943           656,028
                                                                         ===============   ===============
Receivables: investments sold                                    4,862
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     7,045,753
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,087,985           114,626   $          9.49
Band B                                                       5,957,768           526,831             11.31
                                                       ---------------   ---------------
Total                                                  $     7,045,753           641,457
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       112,496
Mortality & expense charges                                                                        (72,567)
                                                                                           ---------------
Net investment income (loss)                                                                        39,929
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           141,293
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             1,090,251
                                                                                           ---------------
Net gain (loss)                                                                                  1,231,544
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,271,473
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             39,929   $            (15,816)
Net realized gain (loss)                                                     141,293                (51,092)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       1,090,251              1,243,679
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,271,473              1,176,771
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     775,841                751,110
Cost of units redeemed                                                    (1,353,643)            (1,573,035)
Account charges                                                              (47,456)               (47,929)
                                                                --------------------   --------------------
Increase (decrease)                                                         (625,258)              (869,854)
                                                                --------------------   --------------------
Net increase (decrease)                                                      646,215                306,917
Net assets, beginning                                                      6,399,538              6,092,621
                                                                --------------------   --------------------
Net assets, ending                                              $          7,045,753   $          6,399,538
                                                                ====================   ====================

Units sold                                                                    83,394                 99,455
Units redeemed                                                              (148,046)              (201,558)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (64,652)              (102,103)
Units outstanding, beginning                                                 706,109                808,212
                                                                --------------------   --------------------
Units outstanding, ending                                                    641,457                706,109
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $        147,422,162
Cost of units redeemed                                                                         (141,951,650)
Account charges                                                                                  (1,340,865)
Net investment income (loss)                                                                        205,951
Net realized gain (loss)                                                                         (3,714,775)
Realized gain distributions                                                                       4,845,982
Net change in unrealized appreciation (depreciation)                                              1,578,948
                                                                                       --------------------
Net assets                                                                             $          7,045,753
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.49               115   $         1,088               N/A              22.4%
12/31/2012                        7.75               130             1,010               N/A              21.2%
12/31/2011                        6.40               163             1,042               N/A             -12.0%
12/31/2010                        7.28               199             1,451               N/A              13.3%
12/31/2009                        6.42               238             1,526               N/A              33.8%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         11.31               527   $         5,958              1.30%             20.8%
12/31/2012                        9.36               576             5,390              1.30%             19.6%
12/31/2011                        7.83               645             5,050              1.30%            -13.2%
12/31/2010                        9.01               764             6,891              1.30%             11.8%
12/31/2009                        8.06               812             6,542              1.30%             32.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.7%
2012                               0.9%
2011                               1.5%
2010                               2.2%
2009                               2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST AMERICAN CENTURY VP MID CAP VALUE FUND II CLASS - 024936734

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       274,823   $       215,345            14,870
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (6)
                                                       ---------------
Net assets                                             $       274,817
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        89,612             7,641   $         11.73
Band B                                                         185,205            16,779             11.04
                                                       ---------------   ---------------
Total                                                  $       274,817            24,420
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         2,547
Mortality & expense charges                                                                         (2,094)
                                                                                           ---------------
Net investment income (loss)                                                                           453
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             8,036
Realized gain distributions                                                                          3,555
Net change in unrealized appreciation (depreciation)                                                48,972
                                                                                           ---------------
Net gain (loss)                                                                                     60,563
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        61,016
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                453   $              2,111
Net realized gain (loss)                                                       8,036                    724
Realized gain distributions                                                    3,555                 11,164
Net change in unrealized appreciation (depreciation)                          48,972                 14,002
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             61,016                 28,001
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      59,450                 83,046
Cost of units redeemed                                                       (51,683)               (74,978)
Account charges                                                               (1,903)                (1,903)
                                                                --------------------   --------------------
Increase (decrease)                                                            5,864                  6,165
                                                                --------------------   --------------------
Net increase (decrease)                                                       66,880                 34,166
Net assets, beginning                                                        207,937                173,771
                                                                --------------------   --------------------
Net assets, ending                                              $            274,817   $            207,937
                                                                ====================   ====================

Units sold                                                                     6,123                 10,229
Units redeemed                                                                (5,397)                (9,398)
                                                                --------------------   --------------------
Net increase (decrease)                                                          726                    831
Units outstanding, beginning                                                  23,694                 22,863
                                                                --------------------   --------------------
Units outstanding, ending                                                     24,420                 23,694
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            394,783
Cost of units redeemed                                                                             (213,652)
Account charges                                                                                      (6,087)
Net investment income (loss)                                                                          4,895
Net realized gain (loss)                                                                             16,182
Realized gain distributions                                                                          19,218
Net change in unrealized appreciation (depreciation)                                                 59,478
                                                                                       --------------------
Net assets                                                                             $            274,817
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         11.73                 8   $            90               N/A              29.9%
12/31/2012                        9.03                 9                85               N/A              16.2%
12/31/2011                        7.77                 8                65               N/A              -0.8%
12/31/2010                        7.83                 7                51               N/A              19.0%
12/31/2009                        6.58                 0                 2               N/A              31.7%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         11.04                17   $           185              1.30%             28.2%
12/31/2012                        8.61                14               122              1.30%             14.7%
12/31/2011                        7.50                14               108              1.30%             -2.1%
12/31/2010                        7.67                10                74              1.30%             17.4%
12/31/2009                        6.53                 4                24              1.30%             30.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.1%
2012                               2.0%
2011                               1.5%
2010                               2.8%
2009                               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                  AMERICAN CENTURY VP ULTRA I CLASS - 024936882

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       300,255   $       180,791            20,396
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (9)
                                                       ---------------
Net assets                                             $       300,246
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        32,783             3,507   $          9.35
Band B                                                         267,463            32,028              8.35
                                                       ---------------   ---------------
Total                                                  $       300,246            35,535
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,572
Mortality & expense charges                                                                         (2,994)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,422)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            15,401
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                68,533
                                                                                           ---------------
Net gain (loss)                                                                                     83,934
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        82,512
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,422)  $             (2,955)
Net realized gain (loss)                                                      15,401                 29,124
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          68,533                 14,070
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             82,512                 40,239
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      12,641                 64,283
Cost of units redeemed                                                       (58,896)              (147,971)
Account charges                                                               (1,995)                (2,169)
                                                                --------------------   --------------------
Increase (decrease)                                                          (48,250)               (85,857)
                                                                --------------------   --------------------
Net increase (decrease)                                                       34,262                (45,618)
Net assets, beginning                                                        265,984                311,602
                                                                --------------------   --------------------
Net assets, ending                                              $            300,246   $            265,984
                                                                ====================   ====================

Units sold                                                                     1,816                 10,289
Units redeemed                                                                (8,532)               (24,356)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (6,716)               (14,067)
Units outstanding, beginning                                                  42,251                 56,318
                                                                --------------------   --------------------
Units outstanding, ending                                                     35,535                 42,251
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            878,579
Cost of units redeemed                                                                             (698,917)
Account charges                                                                                     (12,873)
Net investment income (loss)                                                                        (14,449)
Net realized gain (loss)                                                                             (5,426)
Realized gain distributions                                                                          33,868
Net change in unrealized appreciation (depreciation)                                                119,464
                                                                                       --------------------
Net assets                                                                             $            300,246
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.35                 4   $            33               N/A              37.1%
12/31/2012                        6.82                 8                55               N/A              13.9%
12/31/2011                        5.99                 5                30               N/A               1.1%
12/31/2010                        5.92                 5                32               N/A              16.1%
12/31/2009                        5.10                10                49               N/A              34.5%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.35                32   $           267              1.30%             35.3%
12/31/2012                        6.17                34               211              1.30%             12.4%
12/31/2011                        5.49                51               282              1.30%             -0.2%
12/31/2010                        5.50                36               196              1.30%             14.6%
12/31/2009                        4.80                26               125              1.30%             32.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.6%
2012                               0.0%
2011                               0.0%
2010                               0.4%
2009                               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                  AMERICAN CENTURY VP VISTA I CLASS - 024936874

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       638,266   $       422,590            28,176
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (58)
                                                       ---------------
Net assets                                             $       638,208
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       130,801            13,774   $          9.50
Band B                                                         507,407            59,811              8.48
                                                       ---------------   ---------------
Total                                                  $       638,208            73,585
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (6,773)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,773)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            47,522
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               118,529
                                                                                           ---------------
Net gain (loss)                                                                                    166,051
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       159,278
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,773)  $             (6,337)
Net realized gain (loss)                                                      47,522                 17,605
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         118,529                 69,469
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            159,278                 80,737
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      76,092                 24,742
Cost of units redeemed                                                      (158,870)              (116,426)
Account charges                                                               (3,496)                (3,451)
                                                                --------------------   --------------------
Increase (decrease)                                                          (86,274)               (95,135)
                                                                --------------------   --------------------
Net increase (decrease)                                                       73,004                (14,398)
Net assets, beginning                                                        565,204                579,602
                                                                --------------------   --------------------
Net assets, ending                                              $            638,208   $            565,204
                                                                ====================   ====================

Units sold                                                                    11,245                  3,707
Units redeemed                                                               (21,689)               (18,439)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (10,444)               (14,732)
Units outstanding, beginning                                                  84,029                 98,761
                                                                --------------------   --------------------
Units outstanding, ending                                                     73,585                 84,029
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         28,639,256
Cost of units redeemed                                                                          (34,065,595)
Account charges                                                                                    (227,878)
Net investment income (loss)                                                                       (323,177)
Net realized gain (loss)                                                                          6,353,179
Realized gain distributions                                                                          46,747
Net change in unrealized appreciation (depreciation)                                                215,676
                                                                                       --------------------
Net assets                                                                             $            638,208
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.50                14   $           131               N/A              30.2%
12/31/2012                        7.30                15               110               N/A              15.6%
12/31/2011                        6.31                16                99               N/A              -7.9%
12/31/2010                        6.85                19               127               N/A              23.9%
12/31/2009                        5.53                31               173               N/A              22.5%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.48                60   $           507              1.30%             28.5%
12/31/2012                        6.60                69               456              1.30%             14.1%
12/31/2011                        5.79                83               481              1.30%             -9.1%
12/31/2010                        6.36                93               590              1.30%             22.3%
12/31/2009                        5.20               104               543              1.30%             20.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             AMERICAN CENTURY VP INCOME & GROWTH I CLASS - 024936601

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,870,802   $     2,101,018           313,042
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (197)
                                                       ---------------
Net assets                                             $     2,870,605
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,201,157           128,354   $          9.36
Band B                                                       1,669,448           151,890             10.99
                                                       ---------------   ---------------
Total                                                  $     2,870,605           280,244
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        62,289
Mortality & expense charges                                                                        (21,773)
                                                                                           ---------------
Net investment income (loss)                                                                        40,516
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           203,527
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               578,140
                                                                                           ---------------
Net gain (loss)                                                                                    781,667
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       822,183
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             40,516   $             35,890
Net realized gain (loss)                                                     203,527                 41,240
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         578,140                290,028
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            822,183                367,158
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     460,240                167,726
Cost of units redeemed                                                      (972,693)              (689,781)
Account charges                                                              (20,892)               (22,603)
                                                                --------------------   --------------------
Increase (decrease)                                                         (533,345)              (544,658)
                                                                --------------------   --------------------
Net increase (decrease)                                                      288,838               (177,500)
Net assets, beginning                                                      2,581,767              2,759,267
                                                                --------------------   --------------------
Net assets, ending                                              $          2,870,605   $          2,581,767
                                                                ====================   ====================

Units sold                                                                    51,175                 27,166
Units redeemed                                                              (112,449)               (99,122)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (61,274)               (71,956)
Units outstanding, beginning                                                 341,518                413,474
                                                                --------------------   --------------------
Units outstanding, ending                                                    280,244                341,518
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         67,673,439
Cost of units redeemed                                                                          (71,316,868)
Account charges                                                                                  (1,314,371)
Net investment income (loss)                                                                      1,337,210
Net realized gain (loss)                                                                          3,184,899
Realized gain distributions                                                                       2,536,512
Net change in unrealized appreciation (depreciation)                                                769,784
                                                                                       --------------------
Net assets                                                                             $          2,870,605
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.36               128   $         1,201               N/A              35.8%
12/31/2012                        6.89               167             1,149               N/A              14.7%
12/31/2011                        6.00               189             1,137               N/A               3.1%
12/31/2010                        5.82               238             1,388               N/A              14.1%
12/31/2009                        5.10               281             1,434               N/A              18.1%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         10.99               152   $         1,669              1.30%             34.1%
12/31/2012                        8.20               175             1,433              1.30%             13.3%
12/31/2011                        7.24               224             1,622              1.30%              1.8%
12/31/2010                        7.11               247             1,755              1.30%             12.7%
12/31/2009                        6.31               294             1,855              1.30%             16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               2.3%
2012                               2.1%
2011                               1.5%
2010                               1.4%
2009                               4.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                    CALVERT VP SRI MID CAP GROWTH - 131647307

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,127,939   $       970,300            29,884
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (98)
                                                       ---------------
Net assets                                             $     1,127,841
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------

Band A                                                 $       451,893            42,537   $         10.62
Band B                                                         675,948            54,164             12.48
                                                       ---------------   ---------------
Total                                                  $     1,127,841            96,701
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (6,523)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,523)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            34,883
Realized gain distributions                                                                        122,632
Net change in unrealized appreciation (depreciation)                                                76,555
                                                                                           ---------------
Net gain (loss)                                                                                    234,070
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       227,547
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,523)  $             (4,613)
Net realized gain (loss)                                                      34,883                 47,925
Realized gain distributions                                                  122,632                 87,359
Net change in unrealized appreciation (depreciation)                          76,555                 (8,348)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            227,547                122,323
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     288,023                 53,096
Cost of units redeemed                                                      (146,915)              (220,405)
Account charges                                                               (7,498)                (7,975)
                                                                --------------------   --------------------
Increase (decrease)                                                          133,610               (175,284)
                                                                --------------------   --------------------
Net increase (decrease)                                                      361,157                (52,961)
Net assets, beginning                                                        766,684                819,645
                                                                --------------------   --------------------
Net assets, ending                                              $          1,127,841   $            766,684
                                                                ====================   ====================

Units sold                                                                    26,211                  6,274
Units redeemed                                                               (15,876)               (28,432)
                                                                --------------------   --------------------
Net increase (decrease)                                                       10,335                (22,158)
Units outstanding, beginning                                                  86,366                108,524
                                                                --------------------   --------------------
Units outstanding, ending                                                     96,701                 86,366
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          5,290,962
Cost of units redeemed                                                                           (4,413,350)
Account charges                                                                                    (197,142)
Net investment income (loss)                                                                        111,163
Net realized gain (loss)                                                                           (122,180)
Realized gain distributions                                                                         300,749
Net change in unrealized appreciation (depreciation)                                                157,639
                                                                                       --------------------
Net assets                                                                             $          1,127,841
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         10.62                43   $           452               N/A              29.9%
12/31/2012                        8.18                48               389               N/A              16.8%
12/31/2011                        7.00                67               471               N/A               2.3%
12/31/2010                        6.85                91               621               N/A              31.5%
12/31/2009                        5.21               120               626               N/A              32.0%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         12.48                54   $           676              1.30%             28.2%
12/31/2012                        9.73                39               378              1.30%             15.2%
12/31/2011                        8.45                41               349              1.30%              1.0%
12/31/2010                        8.36                67               560              1.30%             29.8%
12/31/2009                        6.44                42               268              1.30%             30.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST COLUMBIA VARIABLE PORTFOLIO SMALL CAP VALUE A CLASS - 19765R303

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       696,483   $       549,503            34,048
                                                                         ===============   ===============
Receivables: investments sold                                      170
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       696,653
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        52,491             6,303   $          8.33
Band B                                                         644,162            83,269              7.74
                                                       ---------------   ---------------
Total                                                  $       696,653            89,572
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         6,735
Mortality & expense charges                                                                        (84,798)
                                                                                           ---------------
Net investment income (loss)                                                                       (78,063)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,935,829
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                61,128
                                                                                           ---------------
Net gain (loss)                                                                                  1,996,957
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,918,894
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (78,063)  $           (118,563)
Net realized gain (loss)                                                   1,935,829               (118,383)
Realized gain distributions                                                       --                636,139
Net change in unrealized appreciation (depreciation)                          61,128                898,887
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,918,894              1,298,080
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     749,602              1,541,391
Cost of units redeemed                                                   (15,292,482)            (3,946,887)
Account charges                                                              (49,886)              (116,465)
                                                                --------------------   --------------------
Increase (decrease)                                                      (14,592,766)            (2,521,961)
                                                                --------------------   --------------------
Net increase (decrease)                                                  (12,673,872)            (1,223,881)
Net assets, beginning                                                     13,370,525             14,594,406
                                                                --------------------   --------------------
Net assets, ending                                              $            696,653   $         13,370,525
                                                                ====================   ====================

Units sold                                                                   124,886                290,098
Units redeemed                                                            (2,321,512)              (749,343)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,196,626)              (459,245)
Units outstanding, beginning                                               2,286,198              2,745,443
                                                                --------------------   --------------------
Units outstanding, ending                                                     89,572              2,286,198
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         27,172,228
Cost of units redeemed                                                                          (30,355,114)
Account charges                                                                                    (663,426)
Net investment income (loss)                                                                       (229,199)
Net realized gain (loss)                                                                            328,758
Realized gain distributions                                                                       4,296,426
Net change in unrealized appreciation (depreciation)                                                146,980
                                                                                       --------------------
Net assets                                                                             $            696,653
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.33                 6   $            52               N/A              34.2%
12/31/2012                        6.20                59               365               N/A              11.4%
12/31/2011                        5.57                61               343               N/A              -6.0%
12/31/2010                        5.92                67               399               N/A              26.8%
12/31/2009                        4.67                78               363               N/A              25.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.74                83   $           644              1.30%             32.5%
12/31/2012                        5.84             2,227            13,005              1.30%             10.0%
12/31/2011                        5.31             2,684            14,252              1.30%             -7.2%
12/31/2010                        5.72             2,996            17,136              1.30%             25.1%
12/31/2009                        4.57             3,457            15,805              1.30%             23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.1%
2012                               0.4%
2011                               1.0%
2010                               1.3%
2009                               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST COLUMBIA VARIABLE PORT-US GOV'T MORTGAGE FUND A CLASS - 19766E541

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        36,657   $        37,273             3,586
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        36,657
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        17,408             3,454   $          5.04
Band B                                                          19,249             3,955              4.87
                                                       ---------------   ---------------
Total                                                  $        36,657             7,409
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           325
Mortality & expense charges                                                                           (286)
                                                                                           ---------------
Net investment income (loss)                                                                            39
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (128)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (1,027)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,155)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,116)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 39   $                117
Net realized gain (loss)                                                        (128)                   304
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (1,027)                   (23)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,116)                   398
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      18,012                  6,574
Cost of units redeemed                                                       (14,262)               (25,625)
Account charges                                                                 (374)                  (372)
                                                                --------------------   --------------------
Increase (decrease)                                                            3,376                (19,423)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,260                (19,025)
Net assets, beginning                                                         34,397                 53,422
                                                                --------------------   --------------------
Net assets, ending                                              $             36,657   $             34,397
                                                                ====================   ====================

Units sold                                                                     3,616                  1,300
Units redeemed                                                                (2,980)                (5,169)
                                                                --------------------   --------------------
Net increase (decrease)                                                          636                 (3,869)
Units outstanding, beginning                                                   6,773                 10,642
                                                                --------------------   --------------------
Units outstanding, ending                                                      7,409                  6,773
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            103,191
Cost of units redeemed                                                                              (65,029)
Account charges                                                                                      (1,061)
Net investment income (loss)                                                                           (131)
Net realized gain (loss)                                                                                303
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                   (616)
                                                                                       --------------------
Net assets                                                                             $             36,657
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          5.04                 3   $            17               N/A              -1.8%
12/31/2012                        5.13                 3                17               N/A               1.7%
12/31/2011                        5.05                 4                19               N/A               1.0%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          4.87                 4   $            19              1.30%             -3.1%
12/31/2012                        5.02                 3                17              1.30%              0.4%
12/31/2011                        5.00                 7                34              1.30%              0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.9%
2012                               0.8%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
      DREYFUS INVESTMENT PORT. TECHNOLOGY GROWTH SERVICE CLASS - 26202A710

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       525,170   $       373,134            29,468
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (22)
                                                       ---------------
Net assets                                             $       525,148
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        54,611             5,119   $         10.67
Band B                                                         470,537            50,031              9.40
                                                       ---------------   ---------------
Total                                                  $       525,148            55,150
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (5,263)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,263)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            73,150
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                69,288
                                                                                           ---------------
Net gain (loss)                                                                                    142,438
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       137,175
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,263)  $             (6,148)
Net realized gain (loss)                                                      73,150                 49,145
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          69,288                 53,814
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            137,175                 96,811
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     108,361                245,962
Cost of units redeemed                                                      (289,283)              (408,847)
Account charges                                                               (2,499)                (4,838)
                                                                --------------------   --------------------
Increase (decrease)                                                         (183,421)              (167,723)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (46,246)               (70,912)
Net assets, beginning                                                        571,394                642,306
                                                                --------------------   --------------------
Net assets, ending                                              $            525,148   $            571,394
                                                                ====================   ====================

Units sold                                                                    13,957                 32,762
Units redeemed                                                               (35,920)               (54,288)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (21,963)               (21,526)
Units outstanding, beginning                                                  77,113                 98,639
                                                                --------------------   --------------------
Units outstanding, ending                                                     55,150                 77,113
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,555,033
Cost of units redeemed                                                                           (1,362,028)
Account charges                                                                                     (22,568)
Net investment income (loss)                                                                        (30,158)
Net realized gain (loss)                                                                            232,833
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                152,036
                                                                                       --------------------
Net assets                                                                             $            525,148
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/28/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         10.67                 5   $            55               N/A              32.5%
12/31/2012                        8.05                20               158               N/A              15.4%
12/31/2011                        6.98                29               203               N/A              -8.0%
12/31/2010                        7.59                26               198               N/A              29.7%
12/31/2009                        5.86                28               167               N/A              57.1%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.40                50   $           471              1.30%             30.8%
12/31/2012                        7.19                58               414              1.30%             13.9%
12/31/2011                        6.32                70               440              1.30%             -9.2%
12/31/2010                        6.96                77               539              1.30%             28.0%
12/31/2009                        5.44                44               237              1.30%             55.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST DREYFUS VIF APPRECIATION PORTFOLIO SERVICE CLASS - 261976831

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       316,399   $       251,674             6,633
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (10)
                                                       ---------------
Net assets                                             $       316,389
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        21,738             2,261   $          9.61
Band B                                                         294,651            34,718              8.49
                                                       ---------------   ---------------
Total                                                  $       316,389            36,979
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         6,197
Mortality & expense charges                                                                         (4,346)
                                                                                           ---------------
Net investment income (loss)                                                                         1,851
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            32,787
Realized gain distributions                                                                            926
Net change in unrealized appreciation (depreciation)                                                27,632
                                                                                           ---------------
Net gain (loss)                                                                                     61,345
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        63,196
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,851   $              7,309
Net realized gain (loss)                                                      32,787                  9,112
Realized gain distributions                                                      926                     --
Net change in unrealized appreciation (depreciation)                          27,632                 11,333
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             63,196                 27,754
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      62,339                140,949
Cost of units redeemed                                                      (155,206)              (104,096)
Account charges                                                                 (951)                (1,532)
                                                                --------------------   --------------------
Increase (decrease)                                                          (93,818)                35,321
                                                                --------------------   --------------------
Net increase (decrease)                                                      (30,622)                63,075
Net assets, beginning                                                        347,011                283,936
                                                                --------------------   --------------------
Net assets, ending                                              $            316,389   $            347,011
                                                                ====================   ====================

Units sold                                                                     8,135                 20,094
Units redeemed                                                               (19,199)               (15,277)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (11,064)                 4,817
Units outstanding, beginning                                                  48,043                 43,226
                                                                --------------------   --------------------
Units outstanding, ending                                                     36,979                 48,043
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            901,226
Cost of units redeemed                                                                             (697,251)
Account charges                                                                                     (12,473)
Net investment income (loss)                                                                         17,451
Net realized gain (loss)                                                                              4,148
Realized gain distributions                                                                          38,563
Net change in unrealized appreciation (depreciation)                                                 64,725
                                                                                       --------------------
Net assets                                                                             $            316,389
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/28/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.61                 2   $            22               N/A              20.8%
12/31/2012                        7.96                 6                49               N/A              10.1%
12/31/2011                        7.22                 1                11               N/A               8.7%
12/31/2010                        6.64                11                70               N/A              15.0%
12/31/2009                        5.78                11                63               N/A              22.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.49                35   $           295              1.30%             19.3%
12/31/2012                        7.12                42               298              1.30%              8.7%
12/31/2011                        6.55                42               273              1.30%              7.3%
12/31/2010                        6.10                32               197              1.30%             13.6%
12/31/2009                        5.37                32               172              1.30%             20.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.9%
2012                               3.7%
2011                               1.5%
2010                               1.8%
2009                               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
      DREYFUS IP SMALL CAP STOCK INDEX PORTFOLIO SERVICE CLASS - 26202A686

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       312,109   $       276,639            16,778
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (17)
                                                       ---------------
Net assets                                             $       312,092
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        38,332             2,896   $         13.24
Band B                                                         273,760            21,976             12.46
                                                       ---------------   ---------------
Total                                                  $       312,092            24,872
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           865
Mortality & expense charges                                                                         (1,204)
                                                                                           ---------------
Net investment income (loss)                                                                          (339)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,237
Realized gain distributions                                                                          1,063
Net change in unrealized appreciation (depreciation)                                                32,908
                                                                                           ---------------
Net gain (loss)                                                                                     35,208
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        34,869
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (339)  $                194
Net realized gain (loss)                                                       1,237                 11,832
Realized gain distributions                                                    1,063                  3,690
Net change in unrealized appreciation (depreciation)                          32,908                 (2,508)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             34,869                 13,208
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     245,478                 23,380
Cost of units redeemed                                                        (3,834)               (98,852)
Account charges                                                                 (556)                  (637)
                                                                --------------------   --------------------
Increase (decrease)                                                          241,088                (76,109)
                                                                --------------------   --------------------
Net increase (decrease)                                                      275,957                (62,901)
Net assets, beginning                                                         36,135                 99,036
                                                                --------------------   --------------------
Net assets, ending                                              $            312,092   $             36,135
                                                                ====================   ====================

Units sold                                                                    21,324                  2,866
Units redeemed                                                                  (399)               (11,191)
                                                                --------------------   --------------------
Net increase (decrease)                                                       20,925                 (8,325)
Units outstanding, beginning                                                   3,947                 12,272
                                                                --------------------   --------------------
Units outstanding, ending                                                     24,872                  3,947
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            376,226
Cost of units redeemed                                                                             (118,379)
Account charges                                                                                      (2,654)
Net investment income (loss)                                                                             86
Net realized gain (loss)                                                                             16,336
Realized gain distributions                                                                           5,007
Net change in unrealized appreciation (depreciation)                                                 35,470
                                                                                       --------------------
Net assets                                                                             $            312,092
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         13.24                 3   $            38               N/A              40.7%
12/31/2012                        9.41                 2                16               N/A              15.7%
12/31/2011                        8.13                10                79               N/A               0.6%
12/31/2010                        8.08                 7                60               N/A              25.8%
12/31/2009                        6.42                 1                 4               N/A              28.5%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         12.46                22   $           274              1.30%             38.9%
12/31/2012                        8.97                 2                20              1.30%             14.2%
12/31/2011                        7.85                 3                20              1.30%             -0.7%
12/31/2010                        7.91                 3                20              1.30%             24.2%
12/31/2009                        6.37                 0                 0              1.30%             27.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.5%
2012                               0.7%
2011                               0.7%
2010                               0.1%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP ASSET MANAGER PORTFOLIO INITIAL CLASS - 922175203

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,033,077   $     3,335,280           233,917
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (328)
                                                       ---------------
Net assets                                             $     4,032,749
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,761,079           181,757   $          9.69
Band B                                                       2,271,670           244,929              9.27
                                                       ---------------   ---------------
Total                                                  $     4,032,749           426,686
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        61,006
Mortality & expense charges                                                                        (29,867)
                                                                                           ---------------
Net investment income (loss)                                                                        31,139
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           108,864
Realized gain distributions                                                                          9,453
Net change in unrealized appreciation (depreciation)                                               414,145
                                                                                           ---------------
Net gain (loss)                                                                                    532,462
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       563,601
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             31,139   $             31,660
Net realized gain (loss)                                                     108,864                 46,924
Realized gain distributions                                                    9,453                 29,500
Net change in unrealized appreciation (depreciation)                         414,145                370,621
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            563,601                478,705
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     223,126                124,252
Cost of units redeemed                                                      (774,015)              (836,953)
Account charges                                                              (33,970)               (36,918)
                                                                --------------------   --------------------
Increase (decrease)                                                         (584,859)              (749,619)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (21,258)              (270,914)
Net assets, beginning                                                      4,054,007              4,324,921
                                                                --------------------   --------------------
Net assets, ending                                              $          4,032,749   $          4,054,007
                                                                ====================   ====================

Units sold                                                                    26,099                 18,072
Units redeemed                                                               (91,586)              (112,335)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (65,487)               (94,263)
Units outstanding, beginning                                                 492,173                586,436
                                                                --------------------   --------------------
Units outstanding, ending                                                    426,686                492,173
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         26,043,318
Cost of units redeemed                                                                          (24,645,788)
Account charges                                                                                  (1,306,663)
Net investment income (loss)                                                                      3,069,990
Net realized gain (loss)                                                                         (1,058,444)
Realized gain distributions                                                                       1,232,539
Net change in unrealized appreciation (depreciation)                                                697,797
                                                                                       --------------------
Net assets                                                                             $          4,032,749
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.69               182   $         1,761               N/A              15.7%
12/31/2012                        8.37               226             1,892               N/A              12.5%
12/31/2011                        7.44               273             2,031               N/A              -2.6%
12/31/2010                        7.64               346             2,644               N/A              14.3%
12/31/2009                        6.69               500             3,344               N/A              29.1%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.27               245   $         2,272              1.30%             14.2%
12/31/2012                        8.12               266             2,162              1.30%             11.0%
12/31/2011                        7.31               314             2,294              1.30%             -3.8%
12/31/2010                        7.60               346             2,634              1.30%             12.8%
12/31/2009                        6.74               371             2,504              1.30%             27.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.5%
2012                               1.5%
2011                               1.9%
2010                               1.6%
2009                               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
              FIDELITY VIP EQUITY INCOME INITIAL CLASS - 922174305

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,782,729   $     4,542,102           248,261
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (716)
                                                       ---------------
Net assets                                             $     5,782,013
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,874,075           186,761   $         10.03
Band B                                                       3,907,938           367,940             10.62
                                                       ---------------   ---------------
Total                                                  $     5,782,013           554,701
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       135,223
Mortality & expense charges                                                                        (47,537)
                                                                                           ---------------
Net investment income (loss)                                                                        87,686
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           431,090
Realized gain distributions                                                                        359,008
Net change in unrealized appreciation (depreciation)                                               457,004
                                                                                           ---------------
Net gain (loss)                                                                                  1,247,102
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,334,788
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             87,686   $            112,966
Net realized gain (loss)                                                     431,090                220,448
Realized gain distributions                                                  359,008                338,454
Net change in unrealized appreciation (depreciation)                         457,004                162,888
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,334,788                834,756
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     922,310                145,806
Cost of units redeemed                                                    (1,544,919)            (1,352,882)
Account charges                                                              (39,625)               (40,510)
                                                                --------------------   --------------------
Increase (decrease)                                                         (662,234)            (1,247,586)
                                                                --------------------   --------------------
Net increase (decrease)                                                      672,554               (412,830)
Net assets, beginning                                                      5,109,459              5,522,289
                                                                --------------------   --------------------
Net assets, ending                                              $          5,782,013   $          5,109,459
                                                                ====================   ====================

Units sold                                                                   101,667                 21,582
Units redeemed                                                              (172,026)              (183,966)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (70,359)              (162,384)
Units outstanding, beginning                                                 625,060                787,444
                                                                --------------------   --------------------
Units outstanding, ending                                                    554,701                625,060
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         91,308,665
Cost of units redeemed                                                                          (79,647,727)
Account charges                                                                                  (2,088,913)
Net investment income (loss)                                                                      2,731,799
Net realized gain (loss)                                                                        (16,945,124)
Realized gain distributions                                                                       9,182,686
Net change in unrealized appreciation (depreciation)                                              1,240,627
                                                                                       --------------------
Net assets                                                                             $          5,782,013
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         10.03               187   $         1,874               N/A              28.1%
12/31/2012                        7.83               245             1,922               N/A              17.3%
12/31/2011                        6.68               326             2,177               N/A               1.0%
12/31/2010                        6.61               421             2,784               N/A              15.1%
12/31/2009                        5.74               518             2,974               N/A              30.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         10.62               368   $         3,908              1.30%             26.5%
12/31/2012                        8.40               380             3,188              1.30%             15.8%
12/31/2011                        7.25               461             3,346              1.30%             -0.3%
12/31/2010                        7.28               530             3,858              1.30%             13.7%
12/31/2009                        6.40               625             4,003              1.30%             28.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               2.5%
2012                               2.9%
2011                               2.4%
2010                               1.7%
2009                               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                  FIDELITY VIP GROWTH INITIAL CLASS - 922174404

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,816,332   $     3,317,769           101,791
                                                                         ===============   ===============
Receivables: investments sold                                       52
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     5,816,384
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     2,792,348           332,226   $          8.40
Band B                                                       3,024,036           268,458             11.26
                                                       ---------------   ---------------
Total                                                  $     5,816,384           600,684
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        15,252
Mortality & expense charges                                                                        (38,698)
                                                                                           ---------------
Net investment income (loss)                                                                       (23,446)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           644,348
Realized gain distributions                                                                          3,630
Net change in unrealized appreciation (depreciation)                                             1,116,984
                                                                                           ---------------
Net gain (loss)                                                                                  1,764,962
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,741,516
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (23,446)  $             (4,135)
Net realized gain (loss)                                                     644,348                280,673
Realized gain distributions                                                    3,630                     --
Net change in unrealized appreciation (depreciation)                       1,116,984                521,697
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,741,516                798,235
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     259,552                168,879
Cost of units redeemed                                                    (1,718,146)            (1,156,296)
Account charges                                                              (50,669)               (54,081)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,509,263)            (1,041,498)
                                                                --------------------   --------------------
Net increase (decrease)                                                      232,253               (243,263)
Net assets, beginning                                                      5,584,131              5,827,394
                                                                --------------------   --------------------
Net assets, ending                                              $          5,816,384   $          5,584,131
                                                                ====================   ====================

Units sold                                                                    40,989                 25,558
Units redeemed                                                              (225,405)              (180,633)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (184,416)              (155,075)
Units outstanding, beginning                                                 785,100                940,175
                                                                --------------------   --------------------
Units outstanding, ending                                                    600,684                785,100
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         44,199,092
Cost of units redeemed                                                                          (38,195,563)
Account charges                                                                                  (1,576,760)
Net investment income (loss)                                                                      1,075,215
Net realized gain (loss)                                                                         (2,248,104)
Realized gain distributions                                                                          63,941
Net change in unrealized appreciation (depreciation)                                              2,498,563
                                                                                       --------------------
Net assets                                                                             $          5,816,384
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.40               332   $         2,792               N/A              36.3%
12/31/2012                        6.16               448             2,760               N/A              14.7%
12/31/2011                        5.38               557             2,994               N/A               0.2%
12/31/2010                        5.36               710             3,810               N/A              24.2%
12/31/2009                        4.32               858             3,707               N/A              28.3%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         11.26               268   $         3,024              1.30%             34.6%
12/31/2012                        8.37               337             2,824              1.30%             13.2%
12/31/2011                        7.39               383             2,834              1.30%             -1.1%
12/31/2010                        7.48               427             3,194              1.30%             22.6%
12/31/2009                        6.10               477             2,908              1.30%             26.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.3%
2012                               0.6%
2011                               0.4%
2010                               0.3%
2009                               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP HIGH INCOME INITIAL CLASS - 922174206

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,434,481   $     4,425,072           764,538
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (158)
                                                       ---------------
Net assets                                             $     4,434,323
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,463,849           166,506   $          8.79
Band B                                                       2,970,474           270,430             10.98
                                                       ---------------   ---------------
Total                                                  $     4,434,323           436,936
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       256,703
Mortality & expense charges                                                                        (47,673)
                                                                                           ---------------
Net investment income (loss)                                                                       209,030
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           237,226
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (187,472)
                                                                                           ---------------
Net gain (loss)                                                                                     49,754
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       258,784
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            209,030   $            264,637
Net realized gain (loss)                                                     237,226                 56,184
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (187,472)               199,605
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            258,784                520,426
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     748,708              2,406,560
Cost of units redeemed                                                    (2,201,896)            (1,042,499)
Account charges                                                              (39,125)               (31,236)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,492,313)             1,332,825
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,233,529)             1,853,251
Net assets, beginning                                                      5,667,852              3,814,601
                                                                --------------------   --------------------
Net assets, ending                                              $          4,434,323   $          5,667,852
                                                                ====================   ====================

Units sold                                                                    82,893                255,371
Units redeemed                                                              (234,320)              (117,718)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (151,427)               137,653
Units outstanding, beginning                                                 588,363                450,710
                                                                --------------------   --------------------
Units outstanding, ending                                                    436,936                588,363
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         37,531,110
Cost of units redeemed                                                                          (36,574,218)
Account charges                                                                                    (654,308)
Net investment income (loss)                                                                      4,913,042
Net realized gain (loss)                                                                           (790,712)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  9,409
                                                                                       --------------------
Net assets                                                                             $          4,434,323
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.79               167   $         1,464               N/A               5.9%
12/31/2012                        8.30               232             1,926               N/A              14.2%
12/31/2011                        7.26               187             1,360               N/A               4.0%
12/31/2010                        6.98               401             2,803               N/A              13.8%
12/31/2009                        6.13               447             2,743               N/A              44.0%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         10.98               270   $         2,970              1.30%              4.6%
12/31/2012                       10.50               356             3,742              1.30%             12.7%
12/31/2011                        9.32               263             2,454              1.30%              2.7%
12/31/2010                        9.07               308             2,798              1.30%             12.4%
12/31/2009                        8.07               345             2,789              1.30%             42.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               5.1%
2012                               6.3%
2011                               5.6%
2010                               7.5%
2009                               8.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                FIDELITY VIP INDEX 500 INITIAL CLASS - 922175302

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    45,254,137   $    33,719,981           242,998
                                                                         ===============   ===============
Receivables: investments sold                                   14,219
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    45,268,356
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     6,876,474           768,240   $          8.95
Band B                                                      38,391,882         3,394,441             11.31
                                                       ---------------   ---------------
Total                                                  $    45,268,356         4,162,681
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       780,601
Mortality & expense charges                                                                       (476,681)
                                                                                           ---------------
Net investment income (loss)                                                                       303,920
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,659,913
Realized gain distributions                                                                        437,640
Net change in unrealized appreciation (depreciation)                                             9,162,709
                                                                                           ---------------
Net gain (loss)                                                                                 11,260,262
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    11,564,182
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            303,920   $            354,693
Net realized gain (loss)                                                   1,659,913                313,837
Realized gain distributions                                                  437,640                595,755
Net change in unrealized appreciation (depreciation)                       9,162,709              4,805,923
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         11,564,182              6,070,208
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,385,870              3,619,633
Cost of units redeemed                                                   (10,964,462)           (13,744,803)
Account charges                                                             (329,890)              (360,022)
                                                                --------------------   --------------------
Increase (decrease)                                                       (6,908,482)           (10,485,192)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,655,700             (4,414,984)
Net assets, beginning                                                     40,612,656             45,027,640
                                                                --------------------   --------------------
Net assets, ending                                              $         45,268,356   $         40,612,656
                                                                ====================   ====================

Units sold                                                                   483,356                473,722
Units redeemed                                                            (1,208,563)            (1,796,918)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (725,207)            (1,323,196)
Units outstanding, beginning                                               4,887,888              6,211,084
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,162,681              4,887,888
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $        164,485,562
Cost of units redeemed                                                                         (136,867,194)
Account charges                                                                                  (5,491,919)
Net investment income (loss)                                                                      6,237,264
Net realized gain (loss)                                                                            398,066
Realized gain distributions                                                                       4,972,421
Net change in unrealized appreciation (depreciation)                                             11,534,156
                                                                                       --------------------
Net assets                                                                             $         45,268,356
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.95               768   $         6,876               N/A              32.2%
12/31/2012                        6.77               917             6,206               N/A              15.9%
12/31/2011                        5.84             1,158             6,763               N/A               2.0%
12/31/2010                        5.72             1,435             8,210               N/A              15.0%
12/31/2009                        4.98             1,804             8,975               N/A              26.6%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         11.31             3,394   $        38,392              1.30%             30.5%
12/31/2012                        8.66             3,971            34,407              1.30%             14.4%
12/31/2011                        7.57             5,053            38,265              1.30%              0.7%
12/31/2010                        7.52             5,964            44,839              1.30%             13.5%
12/31/2009                        6.62             6,571            43,512              1.30%             25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.8%
2012                               2.0%
2011                               1.8%
2010                               1.8%
2009                               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                FIDELITY VIP CONTRAFUND INITIAL CLASS - 922175500

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    19,525,746   $    14,701,355           568,353
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,814)
                                                       ---------------
Net assets                                             $    19,522,932
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     6,071,230           456,427   $         13.30
Band B                                                      13,451,702           999,756             13.45
                                                       ---------------   ---------------
Total                                                  $    19,522,932         1,456,183
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       190,810
Mortality & expense charges                                                                       (175,311)
                                                                                           ---------------
Net investment income (loss)                                                                        15,499
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           766,532
Realized gain distributions                                                                          5,079
Net change in unrealized appreciation (depreciation)                                             4,315,570
                                                                                           ---------------
Net gain (loss)                                                                                  5,087,181
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     5,102,680
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             15,499   $             73,225
Net realized gain (loss)                                                     766,532                (49,568)
Realized gain distributions                                                    5,079                     --
Net change in unrealized appreciation (depreciation)                       4,315,570              2,955,525
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          5,102,680              2,979,182
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     775,085                608,804
Cost of units redeemed                                                    (5,214,649)            (4,820,983)
Account charges                                                             (131,643)              (144,972)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,571,207)            (4,357,151)
                                                                --------------------   --------------------
Net increase (decrease)                                                      531,473             (1,377,969)
Net assets, beginning                                                     18,991,459             20,369,428
                                                                --------------------   --------------------
Net assets, ending                                              $         19,522,932   $         18,991,459
                                                                ====================   ====================

Units sold                                                                    70,443                 67,820
Units redeemed                                                              (457,351)              (507,378)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (386,908)              (439,558)
Units outstanding, beginning                                               1,843,091              2,282,649
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,456,183              1,843,091
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         70,404,202
Cost of units redeemed                                                                          (70,494,867)
Account charges                                                                                  (3,180,513)
Net investment income (loss)                                                                        943,018
Net realized gain (loss)                                                                          2,166,396
Realized gain distributions                                                                      14,860,305
Net change in unrealized appreciation (depreciation)                                              4,824,391
                                                                                       --------------------
Net assets                                                                             $         19,522,932
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         13.30               456   $         6,071               N/A              31.3%
12/31/2012                       10.13               577             5,841               N/A              16.4%
12/31/2011                        8.70               768             6,687               N/A              -2.5%
12/31/2010                        8.93               974             8,700               N/A              17.2%
12/31/2009                        7.62             1,163             8,855               N/A              35.7%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         13.45             1,000   $        13,452              1.30%             29.6%
12/31/2012                       10.38             1,267            13,150              1.30%             14.9%
12/31/2011                        9.04             1,514            13,683              1.30%             -3.8%
12/31/2010                        9.39             1,767            16,590              1.30%             15.7%
12/31/2009                        8.12             1,930            15,665              1.30%             34.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.0%
2012                               1.3%
2011                               1.0%
2010                               1.2%
2009                               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                 FIDELITY VIP OVERSEAS INITIAL CLASS - 922174503

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,576,483   $     2,515,052           173,260
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (374)
                                                       ---------------
Net assets                                             $     3,576,109
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,107,817           116,350   $          9.52
Band B                                                       2,468,292           202,043             12.22
                                                       ---------------   ---------------
Total                                                  $     3,576,109           318,393
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        43,531
Mortality & expense charges                                                                        (29,997)
                                                                                           ---------------
Net investment income (loss)                                                                        13,534
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           193,354
Realized gain distributions                                                                         11,932
Net change in unrealized appreciation (depreciation)                                               644,592
                                                                                           ---------------
Net gain (loss)                                                                                    849,878
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       863,412
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             13,534   $             31,840
Net realized gain (loss)                                                     193,354                 79,727
Realized gain distributions                                                   11,932                 10,922
Net change in unrealized appreciation (depreciation)                         644,592                516,598
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            863,412                639,087
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     335,305                130,743
Cost of units redeemed                                                      (981,408)            (1,021,538)
Account charges                                                              (20,455)               (24,846)
                                                                --------------------   --------------------
Increase (decrease)                                                         (666,558)              (915,641)
                                                                --------------------   --------------------
Net increase (decrease)                                                      196,854               (276,554)
Net assets, beginning                                                      3,379,255              3,655,809
                                                                --------------------   --------------------
Net assets, ending                                              $          3,576,109   $          3,379,255
                                                                ====================   ====================

Units sold                                                                    35,153                 16,494
Units redeemed                                                              (108,641)              (130,036)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (73,488)              (113,542)
Units outstanding, beginning                                                 391,881                505,423
                                                                --------------------   --------------------
Units outstanding, ending                                                    318,393                391,881
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $        332,957,606
Cost of units redeemed                                                                         (332,217,402)
Account charges                                                                                  (1,501,048)
Net investment income (loss)                                                                      1,282,882
Net realized gain (loss)                                                                         (5,496,039)
Realized gain distributions                                                                       7,488,679
Net change in unrealized appreciation (depreciation)                                              1,061,431
                                                                                       --------------------
Net assets                                                                             $          3,576,109
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.52               116   $         1,108               N/A              30.4%
12/31/2012                        7.30               155             1,131               N/A              20.7%
12/31/2011                        6.05               192             1,162               N/A             -17.2%
12/31/2010                        7.30               250             1,828               N/A              13.1%
12/31/2009                        6.45               287             1,852               N/A              26.5%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         12.22               202   $         2,468              1.30%             28.8%
12/31/2012                        9.49               237             2,248              1.30%             19.2%
12/31/2011                        7.96               313             2,494              1.30%            -18.2%
12/31/2010                        9.74               371             3,611              1.30%             11.7%
12/31/2009                        8.72               430             3,750              1.30%             24.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.3%
2012                               1.8%
2011                               1.3%
2010                               1.3%
2009                               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP MID CAP PORTFOLIO SERVICE 2 CLASS - 922176805

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,415,287   $     7,906,638           320,844
                                                                         ===============   ===============
Receivables: investments sold                                    6,809
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    11,422,096
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       340,887            29,402   $         11.59
Band B                                                      11,081,209         1,015,538             10.91
                                                       ---------------   ---------------
Total                                                  $    11,422,096         1,044,940
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        28,154
Mortality & expense charges                                                                       (130,318)
                                                                                           ---------------
Net investment income (loss)                                                                      (102,164)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           684,265
Realized gain distributions                                                                      1,352,904
Net change in unrealized appreciation (depreciation)                                             1,109,347
                                                                                           ---------------
Net gain (loss)                                                                                  3,146,516
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     3,044,352
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (102,164)  $           (106,650)
Net realized gain (loss)                                                     684,265              1,383,064
Realized gain distributions                                                1,352,904                764,675
Net change in unrealized appreciation (depreciation)                       1,109,347               (708,970)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          3,044,352              1,332,119
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,185,071              1,229,070
Cost of units redeemed                                                    (2,272,692)            (5,427,945)
Account charges                                                              (76,848)               (93,603)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,164,469)            (4,292,478)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,879,883             (2,960,359)
Net assets, beginning                                                      9,542,213             12,502,572
                                                                --------------------   --------------------
Net assets, ending                                              $         11,422,096   $          9,542,213
                                                                ====================   ====================

Units sold                                                                   133,251                165,484
Units redeemed                                                              (259,691)              (730,415)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (126,440)              (564,931)
Units outstanding, beginning                                               1,171,380              1,736,311
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,044,940              1,171,380
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         18,291,294
Cost of units redeemed                                                                          (15,106,183)
Account charges                                                                                    (505,669)
Net investment income (loss)                                                                       (600,993)
Net realized gain (loss)                                                                          3,579,841
Realized gain distributions                                                                       2,255,157
Net change in unrealized appreciation (depreciation)                                              3,508,649
                                                                                       --------------------
Net assets                                                                             $         11,422,096
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         11.59                29   $           341               N/A              35.9%
12/31/2012                        8.53                30               254               N/A              14.6%
12/31/2011                        7.45                39               290               N/A             -10.9%
12/31/2010                        8.36                41               342               N/A              28.6%
12/31/2009                        6.50                46               298               N/A              30.0%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         10.91             1,016   $        11,081              1.30%             34.1%
12/31/2012                        8.14             1,142             9,288              1.30%             13.1%
12/31/2011                        7.19             1,697            12,212              1.30%            -12.0%
12/31/2010                        8.18             1,877            15,344              1.30%             26.9%
12/31/2009                        6.44             2,186            14,082              1.30%             28.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.3%
2012                               0.3%
2011                               0.0%
2010                               0.1%
2009                               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS - 922174685

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       191,009   $       182,685            17,538
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (4)
                                                       ---------------
Net assets                                             $       191,005
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        63,329             8,501   $          7.45
Band B                                                         127,676            19,170              6.66
                                                       ---------------   ---------------
Total                                                  $       191,005            27,671
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         2,910
Mortality & expense charges                                                                         (2,459)
                                                                                           ---------------
Net investment income (loss)                                                                           451
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            11,851
Realized gain distributions                                                                          2,050
Net change in unrealized appreciation (depreciation)                                                (2,942)
                                                                                           ---------------
Net gain (loss)                                                                                     10,959
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        11,410
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                451   $              2,749
Net realized gain (loss)                                                      11,851                 11,364
Realized gain distributions                                                    2,050                  5,715
Net change in unrealized appreciation (depreciation)                          (2,942)                  (311)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             11,410                 19,517
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      36,713                213,052
Cost of units redeemed                                                      (296,731)              (181,611)
Account charges                                                               (1,262)                (1,811)
                                                                --------------------   --------------------
Increase (decrease)                                                         (261,280)                29,630
                                                                --------------------   --------------------
Net increase (decrease)                                                     (249,870)                49,147
Net assets, beginning                                                        440,875                391,728
                                                                --------------------   --------------------
Net assets, ending                                              $            191,005   $            440,875
                                                                ====================   ====================

Units sold                                                                     5,638                 33,530
Units redeemed                                                               (45,865)               (28,687)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (40,227)                 4,843
Units outstanding, beginning                                                  67,898                 63,055
                                                                --------------------   --------------------
Units outstanding, ending                                                     27,671                 67,898
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,967,417
Cost of units redeemed                                                                           (2,848,383)
Account charges                                                                                     (39,632)
Net investment income (loss)                                                                         92,468
Net realized gain (loss)                                                                            (63,989)
Realized gain distributions                                                                          74,800
Net change in unrealized appreciation (depreciation)                                                  8,324
                                                                                       --------------------
Net assets                                                                             $            191,005
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.45                 9   $            63               N/A               5.5%
12/31/2012                        7.06                10                72               N/A               6.5%
12/31/2011                        6.63                15               101               N/A               1.6%
12/31/2010                        6.52                22               141               N/A               7.5%
12/31/2009                        6.07                24               144               N/A              15.0%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          6.66                19   $           128              1.30%              4.2%
12/31/2012                        6.39                58               369              1.30%              5.1%
12/31/2011                        6.08                48               290              1.30%              0.3%
12/31/2010                        6.06                60               365              1.30%              6.1%
12/31/2009                        5.71               129               735              1.30%             13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.9%
2012                               1.6%
2011                               1.6%
2010                               1.4%
2009                               2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP FREEDOM 2005 PORTFOLIO INITIAL CLASS - 922174651

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        67,729   $        64,624             5,956
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        67,729
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        64,700             8,113   $          7.97
Band B                                                           3,029               425              7.13
                                                       ---------------   ---------------
Total                                                  $        67,729             8,538
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,057
Mortality & expense charges                                                                            (37)
                                                                                           ---------------
Net investment income (loss)                                                                         1,020
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                22
Realized gain distributions                                                                            215
Net change in unrealized appreciation (depreciation)                                                 2,828
                                                                                           ---------------
Net gain (loss)                                                                                      3,065
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         4,085
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,020   $                (13)
Net realized gain (loss)                                                          22                    534
Realized gain distributions                                                      215                     18
Net change in unrealized appreciation (depreciation)                           2,828                    (47)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              4,085                    492
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      61,254                     --
Cost of units redeemed                                                           (28)                (6,000)
Account charges                                                                 (395)                   (20)
                                                                --------------------   --------------------
Increase (decrease)                                                           60,831                 (6,020)
                                                                --------------------   --------------------
Net increase (decrease)                                                       64,916                 (5,528)
Net assets, beginning                                                          2,813                  8,341
                                                                --------------------   --------------------
Net assets, ending                                              $             67,729   $              2,813
                                                                ====================   ====================

Units sold                                                                     8,166                     --
Units redeemed                                                                   (55)                  (943)
                                                                --------------------   --------------------
Net increase (decrease)                                                        8,111                   (943)
Units outstanding, beginning                                                     427                  1,370
                                                                --------------------   --------------------
Units outstanding, ending                                                      8,538                    427
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            471,540
Cost of units redeemed                                                                             (429,476)
Account charges                                                                                      (3,028)
Net investment income (loss)                                                                         15,470
Net realized gain (loss)                                                                            (12,993)
Realized gain distributions                                                                          23,111
Net change in unrealized appreciation (depreciation)                                                  3,105
                                                                                       --------------------
Net assets                                                                             $             67,729
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.97                 8   $            65               N/A               9.7%
12/31/2012                        7.27                 0                 0               N/A               9.6%
12/31/2011                        6.63                 0                 0               N/A               0.2%
12/31/2010                        6.62                 2                13               N/A              11.3%
12/31/2009                        5.95                 2                13               N/A              23.0%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.13                 0   $             3              1.30%              8.3%
12/31/2012                        6.58                 0                 3              1.30%              8.1%
12/31/2011                        6.09                 1                 8              1.30%             -1.1%
12/31/2010                        6.15                19               119              1.30%              9.9%
12/31/2009                        5.60                23               129              1.30%             21.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               3.0%
2012                               0.8%
2011                               0.2%
2010                               1.9%
2009                               4.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP FREEDOM 2010 PORTFOLIO INITIAL CLASS - 922174628

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       251,366   $       235,278            20,432
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (32)
                                                       ---------------
Net assets                                             $       251,334
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        33,190             3,903   $          8.50
Band B                                                         218,144            28,693              7.60
                                                       ---------------   ---------------
Total                                                  $       251,334            32,596
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         4,103
Mortality & expense charges                                                                         (4,196)
                                                                                           ---------------
Net investment income (loss)                                                                           (93)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            68,075
Realized gain distributions                                                                          4,089
Net change in unrealized appreciation (depreciation)                                               (28,486)
                                                                                           ---------------
Net gain (loss)                                                                                     43,678
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        43,585
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (93)  $              2,154
Net realized gain (loss)                                                      68,075                 17,063
Realized gain distributions                                                    4,089                  6,072
Net change in unrealized appreciation (depreciation)                         (28,486)                22,469
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             43,585                 47,758
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     310,198                     12
Cost of units redeemed                                                      (494,006)              (136,372)
Account charges                                                               (2,308)                (3,117)
                                                                --------------------   --------------------
Increase (decrease)                                                         (186,116)              (139,477)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (142,531)               (91,719)
Net assets, beginning                                                        393,865                485,584
                                                                --------------------   --------------------
Net assets, ending                                              $            251,334   $            393,865
                                                                ====================   ====================

Units sold                                                                    43,830                      2
Units redeemed                                                               (68,452)               (20,738)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (24,622)               (20,736)
Units outstanding, beginning                                                  57,218                 77,954
                                                                --------------------   --------------------
Units outstanding, ending                                                     32,596                 57,218
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,464,328
Cost of units redeemed                                                                           (1,305,078)
Account charges                                                                                     (17,142)
Net investment income (loss)                                                                         35,432
Net realized gain (loss)                                                                              1,937
Realized gain distributions                                                                          55,769
Net change in unrealized appreciation (depreciation)                                                 16,088
                                                                                       --------------------
Net assets                                                                             $            251,334
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.50                 4   $            33               N/A              13.5%
12/31/2012                        7.49                 8                59               N/A              11.8%
12/31/2011                        6.70                11                74               N/A              -0.2%
12/31/2010                        6.72                13                87               N/A              13.0%
12/31/2009                        5.95                15                86               N/A              24.3%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.60                29   $           218              1.30%             12.0%
12/31/2012                        6.79                49               335              1.30%             10.3%
12/31/2011                        6.15                67               412              1.30%             -1.5%
12/31/2010                        6.24                59               367              1.30%             11.5%
12/31/2009                        5.60                41               229              1.30%             22.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.3%
2012                               1.7%
2011                               2.2%
2010                               2.4%
2009                               2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP FREEDOM 2015 PORTFOLIO INITIAL CLASS - 922174586

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       529,080   $       449,020            42,563
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (12)
                                                       ---------------
Net assets                                             $       529,068
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       175,402            20,138   $          8.71
Band B                                                         353,666            45,417              7.79
                                                       ---------------   ---------------
Total                                                  $       529,068            65,555
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         9,067
Mortality & expense charges                                                                         (4,707)
                                                                                           ---------------
Net investment income (loss)                                                                         4,360
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            20,459
Realized gain distributions                                                                          8,334
Net change in unrealized appreciation (depreciation)                                                35,781
                                                                                           ---------------
Net gain (loss)                                                                                     64,574
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        68,934
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,360   $              6,196
Net realized gain (loss)                                                      20,459                 27,714
Realized gain distributions                                                    8,334                 10,748
Net change in unrealized appreciation (depreciation)                          35,781                 32,634
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             68,934                 77,292
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      38,189                 56,615
Cost of units redeemed                                                      (140,704)              (361,235)
Account charges                                                               (4,413)                (6,258)
                                                                --------------------   --------------------
Increase (decrease)                                                         (106,928)              (310,878)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (37,994)              (233,586)
Net assets, beginning                                                        567,062                800,648
                                                                --------------------   --------------------
Net assets, ending                                              $            529,068   $            567,062
                                                                ====================   ====================

Units sold                                                                     4,840                  8,249
Units redeemed                                                               (18,894)               (53,115)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (14,054)               (44,866)
Units outstanding, beginning                                                  79,609                124,475
                                                                --------------------   --------------------
Units outstanding, ending                                                     65,555                 79,609
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,210,261
Cost of units redeemed                                                                             (887,867)
Account charges                                                                                     (24,494)
Net investment income (loss)                                                                         51,209
Net realized gain (loss)                                                                             51,932
Realized gain distributions                                                                          47,967
Net change in unrealized appreciation (depreciation)                                                 80,060
                                                                                       --------------------
Net assets                                                                             $            529,068
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.71                20   $           175               N/A              14.4%
12/31/2012                        7.61                25               192               N/A              12.2%
12/31/2011                        6.78                46               314               N/A              -0.4%
12/31/2010                        6.81                42               286               N/A              13.1%
12/31/2009                        6.02                14                84               N/A              25.3%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.79                45   $           354              1.30%             12.9%
12/31/2012                        6.90                54               375              1.30%             10.8%
12/31/2011                        6.22                78               487              1.30%             -1.6%
12/31/2010                        6.33                80               503              1.30%             11.6%
12/31/2009                        5.67                66               372              1.30%             23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.7%
2012                               1.6%
2011                               2.2%
2010                               2.6%
2009                               4.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS - 922174552

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,116,728   $       927,650            88,555
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (39)
                                                       ---------------
Net assets                                             $     1,116,689
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       159,038            18,172   $          8.75
Band B                                                         957,651           122,392              7.82
                                                       ---------------   ---------------
Total                                                  $     1,116,689           140,564
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        19,028
Mortality & expense charges                                                                        (10,795)
                                                                                           ---------------
Net investment income (loss)                                                                         8,233
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            11,321
Realized gain distributions                                                                         12,683
Net change in unrealized appreciation (depreciation)                                               102,141
                                                                                           ---------------
Net gain (loss)                                                                                    126,145
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       134,378
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,233   $              6,520
Net realized gain (loss)                                                      11,321                 26,928
Realized gain distributions                                                   12,683                 10,085
Net change in unrealized appreciation (depreciation)                         102,141                 58,711
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            134,378                102,244
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     219,131                 56,567
Cost of units redeemed                                                       (53,139)              (224,629)
Account charges                                                               (4,860)                (3,570)
                                                                --------------------   --------------------
Increase (decrease)                                                          161,132               (171,632)
                                                                --------------------   --------------------
Net increase (decrease)                                                      295,510                (69,388)
Net assets, beginning                                                        821,179                890,567
                                                                --------------------   --------------------
Net assets, ending                                              $          1,116,689   $            821,179
                                                                ====================   ====================

Units sold                                                                    30,103                  8,495
Units redeemed                                                                (7,805)               (34,567)
                                                                --------------------   --------------------
Net increase (decrease)                                                       22,298                (26,072)
Units outstanding, beginning                                                 118,266                144,338
                                                                --------------------   --------------------
Units outstanding, ending                                                    140,564                118,266
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,503,347
Cost of units redeemed                                                                           (1,479,611)
Account charges                                                                                     (18,573)
Net investment income (loss)                                                                         69,395
Net realized gain (loss)                                                                           (237,723)
Realized gain distributions                                                                          90,776
Net change in unrealized appreciation (depreciation)                                                189,078
                                                                                       --------------------
Net assets                                                                             $          1,116,689
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.75                18   $           159               N/A              16.0%
12/31/2012                        7.54                18               139               N/A              13.4%
12/31/2011                        6.65                17               113               N/A              -1.0%
12/31/2010                        6.72                24               159               N/A              14.5%
12/31/2009                        5.87                11                67               N/A              29.0%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.82               122   $           958              1.30%             14.5%
12/31/2012                        6.83               100               682              1.30%             11.9%
12/31/2011                        6.11               127               777              1.30%             -2.3%
12/31/2010                        6.25                79               496              1.30%             13.0%
12/31/2009                        5.53                91               505              1.30%             27.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               2.0%
2012                               1.9%
2011                               2.5%
2010                               2.2%
2009                               3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS - 922174529

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       818,212   $       702,921            62,985
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (22)
                                                       ---------------
Net assets                                             $       818,190
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       176,656            19,237   $          9.18
Band B                                                         641,534            78,140              8.21
                                                       ---------------   ---------------
Total                                                  $       818,190            97,377
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        14,138
Mortality & expense charges                                                                         (8,159)
                                                                                           ---------------
Net investment income (loss)                                                                         5,979
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            73,054
Realized gain distributions                                                                         13,088
Net change in unrealized appreciation (depreciation)                                                43,700
                                                                                           ---------------
Net gain (loss)                                                                                    129,842
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       135,821
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,979   $              7,130
Net realized gain (loss)                                                      73,054                  3,420
Realized gain distributions                                                   13,088                  7,298
Net change in unrealized appreciation (depreciation)                          43,700                 52,304
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            135,821                 70,152
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      96,978                322,872
Cost of units redeemed                                                      (188,789)               (61,965)
Account charges                                                               (5,115)                (3,998)
                                                                --------------------   --------------------
Increase (decrease)                                                          (96,926)               256,909
                                                                --------------------   --------------------
Net increase (decrease)                                                       38,895                327,061
Net assets, beginning                                                        779,295                452,234
                                                                --------------------   --------------------
Net assets, ending                                              $            818,190   $            779,295
                                                                ====================   ====================

Units sold                                                                    29,374                 47,289
Units redeemed                                                               (42,118)                (9,564)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (12,744)                37,725
Units outstanding, beginning                                                 110,121                 72,396
                                                                --------------------   --------------------
Units outstanding, ending                                                     97,377                110,121
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,282,640
Cost of units redeemed                                                                             (727,545)
Account charges                                                                                     (20,915)
Net investment income (loss)                                                                         47,781
Net realized gain (loss)                                                                             52,343
Realized gain distributions                                                                          68,595
Net change in unrealized appreciation (depreciation)                                                115,291
                                                                                       --------------------
Net assets                                                                             $            818,190
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.18                19   $           177               N/A              20.0%
12/31/2012                        7.66                22               167               N/A              15.1%
12/31/2011                        6.65                19               126               N/A              -2.1%
12/31/2010                        6.79                16               106               N/A              15.8%
12/31/2009                        5.87                 9                55               N/A              30.1%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.21                78   $           642              1.30%             18.4%
12/31/2012                        6.93                88               613              1.30%             13.6%
12/31/2011                        6.10                53               326              1.30%             -3.4%
12/31/2010                        6.32                99               626              1.30%             14.3%
12/31/2009                        5.53                98               540              1.30%             28.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.8%
2012                               2.3%
2011                               1.6%
2010                               2.2%
2009                               3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS - 922174487

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       926,147   $       748,791            72,124
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (60)
                                                       ---------------
Net assets                                             $       926,087
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       194,005            21,355   $          9.08
Band B                                                         732,082            90,135              8.12
                                                       ---------------   ---------------
Total                                                  $       926,087           111,490
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        14,849
Mortality & expense charges                                                                         (8,911)
                                                                                           ---------------
Net investment income (loss)                                                                         5,938
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            41,315
Realized gain distributions                                                                         13,006
Net change in unrealized appreciation (depreciation)                                               104,492
                                                                                           ---------------
Net gain (loss)                                                                                    158,813
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       164,751
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,938   $             11,353
Net realized gain (loss)                                                      41,315                  9,305
Realized gain distributions                                                   13,006                  6,665
Net change in unrealized appreciation (depreciation)                         104,492                 63,055
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            164,751                 90,378
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     142,826                301,475
Cost of units redeemed                                                      (219,745)               (99,612)
Account charges                                                               (4,976)                (4,411)
                                                                --------------------   --------------------
Increase (decrease)                                                          (81,895)               197,452
                                                                --------------------   --------------------
Net increase (decrease)                                                       82,856                287,830
Net assets, beginning                                                        843,231                555,401
                                                                --------------------   --------------------
Net assets, ending                                              $            926,087   $            843,231
                                                                ====================   ====================

Units sold                                                                    19,632                 48,021
Units redeemed                                                               (29,462)               (17,483)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (9,830)                30,538
Units outstanding, beginning                                                 121,320                 90,782
                                                                --------------------   --------------------
Units outstanding, ending                                                    111,490                121,320
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,404,736
Cost of units redeemed                                                                             (722,823)
Account charges                                                                                     (24,266)
Net investment income (loss)                                                                         47,799
Net realized gain (loss)                                                                            (16,114)
Realized gain distributions                                                                          59,399
Net change in unrealized appreciation (depreciation)                                                177,356
                                                                                       --------------------
Net assets                                                                             $            926,087
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.08                21   $           194               N/A              21.7%
12/31/2012                        7.47                32               241               N/A              15.6%
12/31/2011                        6.46                32               209               N/A              -2.6%
12/31/2010                        6.63                27               180               N/A              16.1%
12/31/2009                        5.71                25               140               N/A              31.7%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.12                90   $           732              1.30%             20.1%
12/31/2012                        6.76                89               602              1.30%             14.1%
12/31/2011                        5.93                58               346              1.30%             -3.9%
12/31/2010                        6.17                46               283              1.30%             14.6%
12/31/2009                        5.38                40               216              1.30%             30.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.7%
2012                               2.5%
2011                               2.4%
2010                               2.1%
2009                               2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
              TEMPLETON GLOBAL BOND SECURITIES 1 CLASS - 355150707

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,551,535   $     2,563,127           133,232
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (125)
                                                       ---------------
Net assets                                             $     2,551,410
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       363,292            45,064   $          8.06
Band B                                                       2,188,118           292,175              7.49
                                                       ---------------   ---------------
Total                                                  $     2,551,410           337,239
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       133,022
Mortality & expense charges                                                                        (30,017)
                                                                                           ---------------
Net investment income (loss)                                                                       103,005
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             9,917
Realized gain distributions                                                                         32,989
Net change in unrealized appreciation (depreciation)                                              (129,910)
                                                                                           ---------------
Net gain (loss)                                                                                    (87,004)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        16,001
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            103,005   $            143,216
Net realized gain (loss)                                                       9,917                 14,139
Realized gain distributions                                                   32,989                  4,199
Net change in unrealized appreciation (depreciation)                        (129,910)               192,525
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             16,001                354,079
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     367,352                616,065
Cost of units redeemed                                                      (656,790)              (675,989)
Account charges                                                              (12,782)               (13,747)
                                                                --------------------   --------------------
Increase (decrease)                                                         (302,220)               (73,671)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (286,219)               280,408
Net assets, beginning                                                      2,837,629              2,557,221
                                                                --------------------   --------------------
Net assets, ending                                              $          2,551,410   $          2,837,629
                                                                ====================   ====================

Units sold                                                                    67,430                 99,470
Units redeemed                                                              (108,064)              (109,470)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (40,634)               (10,000)
Units outstanding, beginning                                                 377,873                387,873
                                                                --------------------   --------------------
Units outstanding, ending                                                    337,239                377,873
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          4,539,094
Cost of units redeemed                                                                           (2,536,699)
Account charges                                                                                     (53,957)
Net investment income (loss)                                                                        431,606
Net realized gain (loss)                                                                            128,216
Realized gain distributions                                                                          54,742
Net change in unrealized appreciation (depreciation)                                                (11,592)
                                                                                       --------------------
Net assets                                                                             $          2,551,410
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.06                45   $           363               N/A               1.9%
12/31/2012                        7.91                51               405               N/A              15.3%
12/31/2011                        6.86                61               422               N/A              -0.6%
12/31/2010                        6.90                53               366               N/A              14.7%
12/31/2009                        6.02                32               190               N/A              19.0%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.49               292   $         2,188              1.30%              0.6%
12/31/2012                        7.45               327             2,432              1.30%             13.8%
12/31/2011                        6.54               326             2,135              1.30%             -1.9%
12/31/2010                        6.67               233             1,554              1.30%             13.2%
12/31/2009                        5.89               118               694              1.30%             17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               4.9%
2012                               6.4%
2011                               5.7%
2010                               1.4%
2009                              12.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             FRANKLIN SMALL CAP VALUE SECURITIES 1 CLASS - 355150673

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    15,386,651   $    12,707,449           627,263
                                                                         ===============   ===============
Receivables: investments sold                                    6,403
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    15,393,054
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       449,359            51,697   $          8.69
Band B                                                      14,943,695         1,850,774              8.07
                                                       ---------------   ---------------
Total                                                  $    15,393,054         1,902,471
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         4,032
Mortality & expense charges                                                                        (99,842)
                                                                                           ---------------
Net investment income (loss)                                                                       (95,810)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           144,796
Realized gain distributions                                                                          4,464
Net change in unrealized appreciation (depreciation)                                             2,645,097
                                                                                           ---------------
Net gain (loss)                                                                                  2,794,357
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     2,698,547
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (95,810)  $               (545)
Net realized gain (loss)                                                     144,796                 16,690
Realized gain distributions                                                    4,464                     --
Net change in unrealized appreciation (depreciation)                       2,645,097                 23,213
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,698,547                 39,358
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  13,863,229                 52,538
Cost of units redeemed                                                    (1,354,993)               (85,069)
Account charges                                                              (57,972)                  (700)
                                                                --------------------   --------------------
Increase (decrease)                                                       12,450,264                (33,231)
                                                                --------------------   --------------------
Net increase (decrease)                                                   15,148,811                  6,127
Net assets, beginning                                                        244,243                238,116
                                                                --------------------   --------------------
Net assets, ending                                              $         15,393,054   $            244,243
                                                                ====================   ====================

Units sold                                                                 2,063,504                  9,842
Units redeemed                                                              (201,589)               (15,763)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,861,915                 (5,921)
Units outstanding, beginning                                                  40,556                 46,477
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,902,471                 40,556
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         14,321,692
Cost of units redeemed                                                                           (1,632,871)
Account charges                                                                                     (59,922)
Net investment income (loss)                                                                        (97,485)
Net realized gain (loss)                                                                            177,302
Realized gain distributions                                                                           5,136
Net change in unrealized appreciation (depreciation)                                              2,679,202
                                                                                       --------------------
Net assets                                                                             $         15,393,054
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.69                52   $           449               N/A              36.5%
12/31/2012                        6.37                 3                21               N/A              18.8%
12/31/2011                        5.36                 2                11               N/A              -3.5%
12/31/2010                        5.56                 2                12               N/A              28.5%
12/31/2009                        4.33                 1                 3               N/A              29.5%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.07             1,851   $        14,944              1.30%             34.7%
12/31/2012                        5.99                37               224              1.30%             17.2%
12/31/2011                        5.11                44               227              1.30%             -4.8%
12/31/2010                        5.37                48               260              1.30%             26.8%
12/31/2009                        4.23                 5                22              1.30%             27.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.1%
2012                               0.9%
2011                               1.1%
2010                               0.6%
2009                               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION 1 CLASS - 355150236

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       327,965   $       327,973            43,901
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (24)
                                                       ---------------
Net assets                                             $       327,941
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $         5,722               832   $          6.88
Band B                                                         322,219            50,439              6.39
                                                       ---------------   ---------------
Total                                                  $       327,941            51,271
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        46,713
Mortality & expense charges                                                                         (4,652)
                                                                                           ---------------
Net investment income (loss)                                                                        42,061
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (198)
Realized gain distributions                                                                         66,840
Net change in unrealized appreciation (depreciation)                                               (37,445)
                                                                                           ---------------
Net gain (loss)                                                                                     29,197
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        71,258
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             42,061   $              5,729
Net realized gain (loss)                                                        (198)                 8,027
Realized gain distributions                                                   66,840                     --
Net change in unrealized appreciation (depreciation)                         (37,445)                29,952
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             71,258                 43,708
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      51,104                 54,006
Cost of units redeemed                                                      (142,085)               (78,245)
Account charges                                                               (2,214)                (1,965)
                                                                --------------------   --------------------
Increase (decrease)                                                          (93,195)               (26,204)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (21,937)                17,504
Net assets, beginning                                                        349,878                332,374
                                                                --------------------   --------------------
Net assets, ending                                              $            327,941   $            349,878
                                                                ====================   ====================

Units sold                                                                     9,207                 11,250
Units redeemed                                                               (24,984)               (16,854)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (15,777)                (5,604)
Units outstanding, beginning                                                  67,048                 72,652
                                                                --------------------   --------------------
Units outstanding, ending                                                     51,271                 67,048
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                                   $       607,505
Cost of units redeemed                                                                            (385,579)
Account charges                                                                                     (9,318)
Net investment income (loss)                                                                        51,743
Net realized gain (loss)                                                                            (3,727)
Realized gain distributions                                                                         67,325
Net change in unrealized appreciation (depreciation)                                                    (8)
                                                                                           ---------------
Net assets                                                                                 $       327,941
                                                                                           ===============

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          6.88                 1   $             6               N/A              24.1%
12/31/2012                        5.54                 1                 6               N/A              15.6%
12/31/2011                        4.79                 1                 7               N/A              -1.3%
12/31/2010                        4.86                 8                40               N/A              10.6%
12/31/2009                        4.39                10                42               N/A              30.5%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          6.39                50   $           322              1.30%             22.5%
12/31/2012                        5.21                66               344              1.30%             14.1%
12/31/2011                        4.57                71               326              1.30%             -2.6%
12/31/2010                        4.69                60               282              1.30%              9.2%
12/31/2009                        4.29                25               106              1.30%             28.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                              13.8%
2012                               2.9%
2011                               0.0%
2010                               2.9%
2009                               4.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
              TEMPLETON FOREIGN SECURITIES FUND 2 CLASS - 355150392

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    33,261,561   $    22,710,917         1,930,215
                                                                         ===============   ===============
Receivables: investments sold                                   15,362
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    33,276,923
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       982,399           101,742   $          9.66
Band B                                                      32,294,524         3,553,758              9.09
                                                       ---------------   ---------------
Total                                                  $    33,276,923         3,655,500
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       812,501
Mortality & expense charges                                                                       (409,997)
                                                                                           ---------------
Net investment income (loss)                                                                       402,504
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,838,160
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             4,007,664
                                                                                           ---------------
Net gain (loss)                                                                                  5,845,824
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     6,248,328
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            402,504   $            599,496
Net realized gain (loss)                                                   1,838,160                671,185
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       4,007,664              3,920,449
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          6,248,328              5,191,130
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,093,203              7,454,615
Cost of units redeemed                                                    (9,031,655)            (6,355,067)
Account charges                                                             (247,249)              (252,638)
                                                                --------------------   --------------------
Increase (decrease)                                                       (6,185,701)               846,910
                                                                --------------------   --------------------
Net increase (decrease)                                                       62,627              6,038,040
Net assets, beginning                                                     33,214,296             27,176,256
                                                                --------------------   --------------------
Net assets, ending                                              $         33,276,923   $         33,214,296
                                                                ====================   ====================

Units sold                                                                   408,182              1,186,838
Units redeemed                                                            (1,183,668)              (988,728)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (775,486)               198,110
Units outstanding, beginning                                               4,430,986              4,232,876
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,655,500              4,430,986
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         46,908,725
Cost of units redeemed                                                                          (28,190,704)
Account charges                                                                                  (1,189,743)
Net investment income (loss)                                                                      1,104,910
Net realized gain (loss)                                                                          4,093,091
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                             10,550,644
                                                                                       --------------------
Net assets                                                                             $         33,276,923
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.66               102   $           982               N/A              23.0%
12/31/2012                        7.85               113               889               N/A              18.2%
12/31/2011                        6.64                97               645               N/A             -10.6%
12/31/2010                        7.43                94               700               N/A               8.4%
12/31/2009                        6.86                89               610               N/A              37.1%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.09             3,554   $        32,295              1.30%             21.4%
12/31/2012                        7.49             4,318            32,326              1.30%             16.7%
12/31/2011                        6.42             4,136            26,531              1.30%            -11.8%
12/31/2010                        7.27             4,249            30,902              1.30%              7.0%
12/31/2009                        6.80             4,275            29,051              1.30%             35.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               2.4%
2012                               3.3%
2011                               1.7%
2010                               1.8%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST INVESCO V.I. MID CAP GROWTH FUND SERIES I CLASS - 00888X591

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       451,273   $       336,899            84,339
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (58)
                                                       ---------------
Net assets                                             $       451,215
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       197,308            28,886   $          6.83
Band B                                                         253,907            38,012              6.68
                                                       ---------------   ---------------
Total                                                  $       451,215            66,898
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,848
Mortality & expense charges                                                                         (3,654)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,806)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            31,394
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               119,973
                                                                                           ---------------
Net gain (loss)                                                                                    151,367
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       149,561
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,806)  $             (3,120)
Net realized gain (loss)                                                      31,394                (11,488)
Realized gain distributions                                                       --                    178
Net change in unrealized appreciation (depreciation)                         119,973                 (5,599)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            149,561                (20,029)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      18,647                678,756
Cost of units redeemed                                                      (193,041)              (175,611)
Account charges                                                               (3,830)                (3,238)
                                                                --------------------   --------------------
Increase (decrease)                                                         (178,224)               499,907
                                                                --------------------   --------------------
Net increase (decrease)                                                      (28,663)               479,878
Net assets, beginning                                                        479,878                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            451,215   $            479,878
                                                                ====================   ====================

Units sold                                                                     3,264                135,703
Units redeemed                                                               (33,169)               (38,900)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (29,905)                96,803
Units outstanding, beginning                                                  96,803                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     66,898                 96,803
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            697,403
Cost of units redeemed                                                                             (368,652)
Account charges                                                                                      (7,068)
Net investment income (loss)                                                                         (4,926)
Net realized gain (loss)                                                                             19,906
Realized gain distributions                                                                             178
Net change in unrealized appreciation (depreciation)                                                114,374
                                                                                       --------------------
Net assets                                                                             $            451,215
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          6.83                29   $           197               N/A              37.0%
12/31/2012                        4.99                38               190               N/A              -0.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          6.68                38   $           254              1.30%             35.2%
12/31/2012                        4.94                59               289              1.30%             -1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.4%
2012                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST INVESCO V.I. GLOBAL REAL ESTATE FUND SERIES I CLASS - 008892523

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    17,658,309   $    14,699,240         1,155,530
                                                                         ===============   ===============
Receivables: investments sold                                    9,762
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    17,668,071
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       804,708            49,158   $         16.37
Band B                                                      16,863,363         1,266,950             13.31
                                                       ---------------   ---------------
Total                                                  $    17,668,071         1,316,108
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       693,195
Mortality & expense charges                                                                       (234,256)
                                                                                           ---------------
Net investment income (loss)                                                                       458,939
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           605,104
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (763,891)
                                                                                           ---------------
Net gain (loss)                                                                                   (158,787)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       300,152
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            458,939   $           (133,278)
Net realized gain (loss)                                                     605,104                350,212
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (763,891)             4,251,176
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            300,152              4,468,110
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,118,363              1,376,370
Cost of units redeemed                                                    (3,929,339)            (4,352,348)
Account charges                                                             (136,175)              (153,903)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,947,151)            (3,129,881)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,646,999)             1,338,229
Net assets, beginning                                                     19,315,070             17,976,841
                                                                --------------------   --------------------
Net assets, ending                                              $         17,668,071   $         19,315,070
                                                                ====================   ====================

Units sold                                                                   162,865                120,862
Units redeemed                                                              (306,498)              (377,736)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (143,633)              (256,874)
Units outstanding, beginning                                               1,459,741              1,716,615
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,316,108              1,459,741
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         45,735,194
Cost of units redeemed                                                                          (30,989,990)
Account charges                                                                                  (1,090,971)
Net investment income (loss)                                                                      2,990,278
Net realized gain (loss)                                                                         (5,154,089)
Realized gain distributions                                                                       3,218,580
Net change in unrealized appreciation (depreciation)                                              2,959,069
                                                                                       --------------------
Net assets                                                                             $         17,668,071
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/28/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         16.37                49   $           805               N/A               2.7%
12/31/2012                       15.94                54               859               N/A              28.1%
12/31/2011                       12.44                76               946               N/A              -6.5%
12/31/2010                       13.31                91             1,211               N/A              17.5%
12/31/2009                       11.32                98             1,112               N/A              31.5%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         13.31             1,267   $        16,863              1.30%              1.4%
12/31/2012                       13.13             1,406            18,456              1.30%             26.5%
12/31/2011                       10.38             1,641            17,031              1.30%             -7.7%
12/31/2010                       11.25             1,890            21,258              1.30%             16.0%
12/31/2009                        9.70             2,150            20,852              1.30%             29.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               3.7%
2012                               0.6%
2011                               3.7%
2010                               4.8%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES I CLASS - 008892416

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,073,670   $       645,131            36,616
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (38)
                                                       ---------------
Net assets                                             $     1,073,632
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       451,638            39,983   $         11.30
Band B                                                         621,994            48,386             12.85
                                                       ---------------   ---------------
Total                                                  $     1,073,632            88,369
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         6,382
Mortality & expense charges                                                                         (6,541)
                                                                                           ---------------
Net investment income (loss)                                                                          (159)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           110,089
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               187,227
                                                                                           ---------------
Net gain (loss)                                                                                    297,316
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       297,157
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (159)  $             (4,437)
Net realized gain (loss)                                                     110,089                 17,601
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         187,227                120,996
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            297,157                134,160
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     282,664                 26,226
Cost of units redeemed                                                      (241,292)              (175,145)
Account charges                                                               (7,096)                (6,516)
                                                                --------------------   --------------------
Increase (decrease)                                                           34,276               (155,435)
                                                                --------------------   --------------------
Net increase (decrease)                                                      331,433                (21,275)
Net assets, beginning                                                        742,199                763,474
                                                                --------------------   --------------------
Net assets, ending                                              $          1,073,632   $            742,199
                                                                ====================   ====================

Units sold                                                                    26,086                  3,322
Units redeemed                                                               (24,345)               (23,847)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,741                (20,525)
Units outstanding, beginning                                                  86,628                107,153
                                                                --------------------   --------------------
Units outstanding, ending                                                     88,369                 86,628
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          3,352,925
Cost of units redeemed                                                                           (2,935,587)
Account charges                                                                                    (130,512)
Net investment income (loss)                                                                        (47,201)
Net realized gain (loss)                                                                            136,386
Realized gain distributions                                                                         269,082
Net change in unrealized appreciation (depreciation)                                                428,539
                                                                                       --------------------
Net assets                                                                             $          1,073,632
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/28/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         11.30                40   $           452               N/A              40.5%
12/31/2012                        8.04                49               396               N/A              20.9%
12/31/2011                        6.65                61               408               N/A               3.9%
12/31/2010                        6.40                74               473               N/A               5.3%
12/31/2009                        6.07                84               512               N/A              27.7%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         12.85                48   $           622              1.30%             38.7%
12/31/2012                        9.27                37               346              1.30%             19.3%
12/31/2011                        7.77                46               355              1.30%              2.6%
12/31/2010                        7.57                47               357              1.30%              3.9%
12/31/2009                        7.28                57               414              1.30%             26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.7%
2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             INVESCO V.I. UTILITIES FUND SERIES I CLASS - 008892259

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,391,308   $     2,178,485           140,408
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (133)
                                                       ---------------
Net assets                                             $     2,391,175
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       470,321            46,175   $         10.19
Band B                                                       1,920,854           156,355             12.29
                                                       ---------------   ---------------
Total                                                  $     2,391,175           202,530
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        74,872
Mortality & expense charges                                                                        (25,027)
                                                                                           ---------------
Net investment income (loss)                                                                        49,845
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           142,032
Realized gain distributions                                                                         52,143
Net change in unrealized appreciation (depreciation)                                               (34,174)
                                                                                           ---------------
Net gain (loss)                                                                                    160,001
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       209,846
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             49,845   $             45,930
Net realized gain (loss)                                                     142,032                 87,353
Realized gain distributions                                                   52,143                 76,623
Net change in unrealized appreciation (depreciation)                         (34,174)              (159,778)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            209,846                 50,128
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     670,772                491,204
Cost of units redeemed                                                      (647,627)              (506,915)
Account charges                                                              (16,201)               (14,644)
                                                                --------------------   --------------------
Increase (decrease)                                                            6,944                (30,355)
                                                                --------------------   --------------------
Net increase (decrease)                                                      216,790                 19,773
Net assets, beginning                                                      2,174,385              2,154,612
                                                                --------------------   --------------------
Net assets, ending                                              $          2,391,175   $          2,174,385
                                                                ====================   ====================

Units sold                                                                    55,932                 45,216
Units redeemed                                                               (56,919)               (50,040)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (987)                (4,824)
Units outstanding, beginning                                                 203,517                208,341
                                                                --------------------   --------------------
Units outstanding, ending                                                    202,530                203,517
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         11,833,366
Cost of units redeemed                                                                          (11,182,242)
Account charges                                                                                    (281,504)
Net investment income (loss)                                                                        667,343
Net realized gain (loss)                                                                            175,471
Realized gain distributions                                                                         965,918
Net change in unrealized appreciation (depreciation)                                                212,823
                                                                                       --------------------
Net assets                                                                             $          2,391,175
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/28/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         10.19                46   $           470               N/A              10.8%
12/31/2012                        9.20                55               507               N/A               3.6%
12/31/2011                        8.88                64               566               N/A              16.4%
12/31/2010                        7.62                84               641               N/A               6.3%
12/31/2009                        7.17               110               791               N/A              14.9%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         12.29               156   $         1,921              1.30%              9.3%
12/31/2012                       11.24               148             1,667              1.30%              2.3%
12/31/2011                       10.99               145             1,588              1.30%             14.9%
12/31/2010                        9.56               168             1,604              1.30%              4.9%
12/31/2009                        9.11               199             1,816              1.30%             13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               3.3%
2012                               3.1%
2011                               3.0%
2010                               3.3%
2009                               3.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             INVESCO V.I. HIGH YIELD FUND SERIES I CLASS - 008892846

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    14,016,723   $    12,866,577         2,459,700
                                                                         ===============   ===============
Receivables: investments sold                                    3,569
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    14,020,292
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       622,406            60,925   $         10.22
Band B                                                      13,397,886         1,487,161              9.01
                                                       ---------------   ---------------
Total                                                  $    14,020,292         1,548,086
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       712,936
Mortality & expense charges                                                                       (158,233)
                                                                                           ---------------
Net investment income (loss)                                                                       554,703
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           295,915
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (112,876)
                                                                                           ---------------
Net gain (loss)                                                                                    183,039
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       737,742
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            554,703   $            394,436
Net realized gain (loss)                                                     295,915                413,423
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (112,876)               922,408
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            737,742              1,730,267
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,927,125              2,315,538
Cost of units redeemed                                                    (2,828,167)            (6,132,577)
Account charges                                                              (97,078)               (99,422)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,001,880             (3,916,461)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,739,622             (2,186,194)
Net assets, beginning                                                     11,280,670             13,466,864
                                                                --------------------   --------------------
Net assets, ending                                              $         14,020,292   $         11,280,670
                                                                ====================   ====================

Units sold                                                                   573,196                291,333
Units redeemed                                                              (339,770)              (794,954)
                                                                --------------------   --------------------
Net increase (decrease)                                                      233,426               (503,621)
Units outstanding, beginning                                               1,314,660              1,818,281
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,548,086              1,314,660
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         41,065,896
Cost of units redeemed                                                                          (33,255,644)
Account charges                                                                                    (964,508)
Net investment income (loss)                                                                      7,845,608
Net realized gain (loss)                                                                         (1,821,206)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              1,150,146
                                                                                       --------------------
Net assets                                                                             $         14,020,292
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         10.22                61   $           622               N/A               7.0%
12/31/2012                        9.55                67               635               N/A              17.2%
12/31/2011                        8.15                75               609               N/A               1.0%
12/31/2010                        8.07                89               720               N/A              13.6%
12/31/2009                        7.11               102               724               N/A              52.8%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.01             1,487   $        13,398              1.30%              5.6%
12/31/2012                        8.53             1,248            10,646              1.30%             15.7%
12/31/2011                        7.37             1,743            12,857              1.30%             -0.3%
12/31/2010                        7.40             2,309            17,089              1.30%             12.1%
12/31/2009                        6.60             2,527            16,681              1.30%             50.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               5.6%
2012                               4.4%
2011                               7.7%
2010                               9.7%
2009                               8.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
            INVESCO V.I. CORE EQUITY FUND SERIES II CLASS - 008892671

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        15,203   $        10,126               399
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        15,203
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $            --                --   $          9.95
Band B                                                          15,203             1,623              9.37
                                                       ---------------   ---------------
Total                                                  $        15,203             1,623
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           174
Mortality & expense charges                                                                           (184)
                                                                                           ---------------
Net investment income (loss)                                                                           (10)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               444
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 3,021
                                                                                           ---------------
Net gain (loss)                                                                                      3,465
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         3,455
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (10)  $                (38)
Net realized gain (loss)                                                         444                    253
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           3,021                  1,368
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              3,455                  1,583
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          86                     25
Cost of units redeemed                                                        (1,462)                (1,414)
Account charges                                                                   (1)                   (30)
                                                                --------------------   --------------------
Increase (decrease)                                                           (1,377)                (1,419)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,078                    164
Net assets, beginning                                                         13,125                 12,961
                                                                --------------------   --------------------
Net assets, ending                                              $             15,203   $             13,125
                                                                ====================   ====================

Units sold                                                                        10                      3
Units redeemed                                                                  (169)                  (189)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (159)                  (186)
Units outstanding, beginning                                                   1,782                  1,968
                                                                --------------------   --------------------
Units outstanding, ending                                                      1,623                  1,782
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             43,685
Cost of units redeemed                                                                              (34,812)
Account charges                                                                                        (102)
Net investment income (loss)                                                                           (163)
Net realized gain (loss)                                                                              1,518
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  5,077
                                                                                       --------------------
Net assets                                                                             $             15,203
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.95                 0   $             0               N/A              28.9%
12/31/2012                        7.72                 0                 0               N/A              13.6%
12/31/2011                        6.79                 0                 1               N/A              -0.3%
12/31/2010                        6.81                 0                 1               N/A               9.2%
12/31/2009                        6.24                 0                 1               N/A              24.7%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.37                 2   $            15              1.30%             27.3%
12/31/2012                        7.36                 2                13              1.30%             12.1%
12/31/2011                        6.56                 2                12              1.30%             -1.6%
12/31/2010                        6.67                 2                11              1.30%              7.8%
12/31/2009                        6.18                 1                 4              1.30%             23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.2%
2012                               0.9%
2011                               0.8%
2010                               2.5%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST INVESCO V.I. INTERNATIONAL GROWTH FUND SERIES II CLASS - 008892655

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    35,982,175   $    25,171,783         1,032,062
                                                                         ===============   ===============
Receivables: investments sold                                   16,171
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    35,998,346
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,066,989           111,755   $          9.55
Band B                                                      34,931,357         3,887,462              8.99
                                                       ---------------   ---------------
Total                                                  $    35,998,346         3,999,217
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       355,956
Mortality & expense charges                                                                       (431,302)
                                                                                           ---------------
Net investment income (loss)                                                                       (75,346)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,285,990
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             4,282,961
                                                                                           ---------------
Net gain (loss)                                                                                  5,568,951
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     5,493,605
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (75,346)  $             58,511
Net realized gain (loss)                                                   1,285,990                962,331
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       4,282,961              3,432,874
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          5,493,605              4,453,716
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,970,845             12,030,021
Cost of units redeemed                                                    (6,891,506)            (6,369,929)
Account charges                                                             (261,097)              (249,468)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,181,758)             5,410,624
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,311,847              9,864,340
Net assets, beginning                                                     33,686,499             23,822,159
                                                                --------------------   --------------------
Net assets, ending                                              $         35,998,346   $         33,686,499
                                                                ====================   ====================

Units sold                                                                   520,898              1,788,687
Units redeemed                                                              (908,926)              (932,535)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (388,028)               856,152
Units outstanding, beginning                                               4,387,245              3,531,093
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,999,217              4,387,245
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         46,190,148
Cost of units redeemed                                                                          (23,700,091)
Account charges                                                                                  (1,076,587)
Net investment income (loss)                                                                        217,743
Net realized gain (loss)                                                                          3,556,741
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                             10,810,392
                                                                                       --------------------
Net assets                                                                             $         35,998,346
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.55               112   $         1,067               N/A              18.7%
12/31/2012                        8.04               121               974               N/A              15.3%
12/31/2011                        6.98                91               633               N/A              -7.0%
12/31/2010                        7.50                83               621               N/A              12.6%
12/31/2009                        6.66                79               527               N/A              33.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.99             3,887   $        34,931              1.30%             17.2%
12/31/2012                        7.67             4,266            32,713              1.30%             13.8%
12/31/2011                        6.74             3,440            23,189              1.30%             -8.2%
12/31/2010                        7.34             3,412            25,048              1.30%             11.2%
12/31/2009                        6.60             3,538            23,366              1.30%             32.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.0%
2012                               1.5%
2011                               1.2%
2010                               1.7%
2009                               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST INVESCO V.I. DIVERSIFIED DIVIDEND FUND SERIES I CLASS - 00888X104

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       337,534   $       245,070            16,126
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (8)
                                                       ---------------
Net assets                                             $       337,526
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        97,853            13,637   $          7.18
Band B                                                         239,673            34,584              6.93
                                                       ---------------   ---------------
Total                                                  $       337,526            48,221
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         7,789
Mortality & expense charges                                                                         (3,822)
                                                                                           ---------------
Net investment income (loss)                                                                         3,967
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            40,843
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                58,998
                                                                                           ---------------
Net gain (loss)                                                                                     99,841
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       103,808
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,967   $              4,467
Net realized gain (loss)                                                      40,843                  2,931
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          58,998                 63,245
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            103,808                 70,643
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      13,253                 91,491
Cost of units redeemed                                                      (175,694)              (186,499)
Account charges                                                               (2,708)                (3,445)
                                                                --------------------   --------------------
Increase (decrease)                                                         (165,149)               (98,453)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (61,341)               (27,810)
Net assets, beginning                                                        398,867                426,677
                                                                --------------------   --------------------
Net assets, ending                                              $            337,526   $            398,867
                                                                ====================   ====================

Units sold                                                                     2,235                 19,408
Units redeemed                                                               (28,102)               (38,466)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (25,867)               (19,058)
Units outstanding, beginning                                                  74,088                 93,146
                                                                --------------------   --------------------
Units outstanding, ending                                                     48,221                 74,088
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            599,243
Cost of units redeemed                                                                             (392,849)
Account charges                                                                                      (8,194)
Net investment income (loss)                                                                          5,778
Net realized gain (loss)                                                                             41,084
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 92,464
                                                                                       --------------------
Net assets                                                                             $            337,526
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.18                14   $            98               N/A              31.0%
12/31/2012                        5.48                16                88               N/A              18.7%
12/31/2011                        4.61                20                92               N/A              -7.8%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          6.93                35   $           240              1.30%             29.3%
12/31/2012                        5.36                58               310              1.30%             17.2%
12/31/2011                        4.57                73               334              1.30%             -8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               2.1%
2012                               2.2%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
       JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL CLASS - 471021501

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    69,878,211   $    70,857,709         5,915,029
                                                                         ===============   ===============
Receivables: investments sold                                   37,447
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    69,915,658
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     5,334,771           447,324   $         11.93
Band B                                                      64,580,887         7,909,772              8.16
                                                       ---------------   ---------------
Total                                                  $    69,915,658         8,357,096
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $     3,066,633
Mortality & expense charges                                                                       (869,190)
                                                                                           ---------------
Net investment income (loss)                                                                     2,197,443
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           267,986
Realized gain distributions                                                                      1,447,568
Net change in unrealized appreciation (depreciation)                                            (4,908,303)
                                                                                           ---------------
Net gain (loss)                                                                                 (3,192,749)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (995,306)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $          2,197,443   $          1,965,782
Net realized gain (loss)                                                     267,986              1,185,073
Realized gain distributions                                                1,447,568              1,155,939
Net change in unrealized appreciation (depreciation)                      (4,908,303)             1,165,560
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (995,306)             5,472,354
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  12,714,311             10,981,574
Cost of units redeemed                                                   (16,377,551)           (24,294,790)
Account charges                                                             (561,726)              (655,133)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,224,966)           (13,968,349)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (5,220,272)            (8,495,995)
Net assets, beginning                                                     75,135,930             83,631,925
                                                                --------------------   --------------------
Net assets, ending                                              $         69,915,658   $         75,135,930
                                                                ====================   ====================

Units sold                                                                 1,594,541              1,373,474
Units redeemed                                                            (2,071,935)            (3,089,019)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (477,394)            (1,715,545)
Units outstanding, beginning                                               8,834,490             10,550,035
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,357,096              8,834,490
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $        224,141,880
Cost of units redeemed                                                                         (184,990,529)
Account charges                                                                                  (6,246,175)
Net investment income (loss)                                                                     28,563,459
Net realized gain (loss)                                                                          3,649,063
Realized gain distributions                                                                       5,777,458
Net change in unrealized appreciation (depreciation)                                               (979,498)
                                                                                       --------------------
Net assets                                                                             $         69,915,658
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         11.93               447   $         5,335               N/A              -0.1%
12/31/2012                       11.94               536             6,402               N/A               8.3%
12/31/2011                       11.02               585             6,443               N/A               6.7%
12/31/2010                       10.33               704             7,266               N/A               8.0%
12/31/2009                        9.56               693             6,630               N/A              13.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.16             7,910   $        64,581              1.30%             -1.4%
12/31/2012                        8.28             8,298            68,734              1.30%              6.9%
12/31/2011                        7.75             9,966            77,189              1.30%              5.4%
12/31/2010                        7.35            10,745            78,988              1.30%              6.6%
12/31/2009                        6.90            10,748            74,133              1.30%             11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               4.2%
2012                               3.7%
2011                               7.6%
2010                               6.4%
2009                               4.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
           JANUS ASPEN FORTY PORTFOLIO INSTITUTIONAL CLASS - 471021865

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       421,155   $       292,388             7,895
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (14)
                                                       ---------------
Net assets                                             $       421,141
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        48,111             7,380   $          6.52
Band B                                                         373,030            61,598              6.06
                                                       ---------------   ---------------
Total                                                  $       421,141            68,978
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         3,194
Mortality & expense charges                                                                         (4,869)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,675)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            53,153
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                58,168
                                                                                           ---------------
Net gain (loss)                                                                                    111,321
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       109,646
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,675)  $             (1,691)
Net realized gain (loss)                                                      53,153                 17,264
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          58,168                 68,162
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            109,646                 83,735
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      68,781                114,125
Cost of units redeemed                                                      (190,670)              (122,843)
Account charges                                                               (2,552)                (2,264)
                                                                --------------------   --------------------
Increase (decrease)                                                         (124,441)               (10,982)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (14,795)                72,753
Net assets, beginning                                                        435,936                363,183
                                                                --------------------   --------------------
Net assets, ending                                              $            421,141   $            435,936
                                                                ====================   ====================

Units sold                                                                    13,309                 25,835
Units redeemed                                                               (36,785)               (28,009)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (23,476)                (2,174)
Units outstanding, beginning                                                  92,454                 94,628
                                                                --------------------   --------------------
Units outstanding, ending                                                     68,978                 92,454
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,088,347
Cost of units redeemed                                                                             (863,454)
Account charges                                                                                     (15,061)
Net investment income (loss)                                                                        (11,949)
Net realized gain (loss)                                                                             94,491
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                128,767
                                                                                       --------------------
Net assets                                                                             $            421,141
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary ofaccumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          6.52                 7   $            48               N/A              31.2%
12/31/2012                        4.97                13                63               N/A              24.2%
12/31/2011                        4.00                12                47               N/A              -6.7%
12/31/2010                        4.29                20                85               N/A               6.7%
12/31/2009                        4.02                40               162               N/A              46.3%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          6.06                62  $            373              1.30%             29.5%
12/31/2012                        4.68                80               373              1.30%             22.6%
12/31/2011                        3.81                83               316              1.30%             -7.9%
12/31/2010                        4.14                78               322              1.30%              5.4%
12/31/2009                        3.93               100               392              1.30%             44.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.7%
2012                               0.8%
2011                               0.4%
2010                               0.3%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                 JANUS ASPEN OVERSEAS SERVICE CLASS - 471021667

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       374,822   $       408,756             9,159
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (11)
                                                       ---------------
Net assets                                             $       374,811
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        37,767             4,795   $          7.88
Band B                                                         337,044            45,468              7.41
                                                       ---------------   ---------------
Total                                                  $       374,811            50,263
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        12,021
Mortality & expense charges                                                                         (4,460)
                                                                                           ---------------
Net investment income (loss)                                                                         7,561
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (43,488)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                80,890
                                                                                           ---------------
Net gain (loss)                                                                                     37,402
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        44,963
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,561   $             (1,877)
Net realized gain (loss)                                                     (43,488)               (36,281)
Realized gain distributions                                                       --                 45,604
Net change in unrealized appreciation (depreciation)                          80,890                 36,874
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             44,963                 44,320
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      18,964                 51,999
Cost of units redeemed                                                      (111,517)               (71,092)
Account charges                                                               (2,204)                (2,696)
                                                                --------------------   --------------------
Increase (decrease)                                                          (94,757)               (21,789)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (49,794)                22,531
Net assets, beginning                                                        424,605                402,074
                                                                --------------------   --------------------
Net assets, ending                                              $            374,811   $            424,605
                                                                ====================   ====================

Units sold                                                                     2,757                  8,676
Units redeemed                                                               (16,679)               (12,412)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (13,922)                (3,736)
Units outstanding, beginning                                                  64,185                 67,921
                                                                --------------------   --------------------
Units outstanding, ending                                                     50,263                 64,185
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013


Proceeds from units sold                                                               $            904,312
Cost of units redeemed                                                                             (457,127)
Account charges                                                                                     (11,352)
Net investment income (loss)                                                                            364
Net realized gain (loss)                                                                            (78,840)
Realized gain distributions                                                                          51,388
Net change in unrealized appreciation (depreciation)                                                (33,934)
                                                                                       --------------------
Net assets                                                                             $            374,811
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.88                 5   $            38               N/A              14.3%
12/31/2012                        6.89                 9                61               N/A              13.2%
12/31/2011                        6.09                12                75               N/A             -32.3%
12/31/2010                        9.00                15               133               N/A              25.0%
12/31/2009                        7.20                 2                17               N/A              44.0%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.41                45   $           337              1.30%             12.8%
12/31/2012                        6.57                55               364              1.30%             11.7%
12/31/2011                        5.88                56               327              1.30%            -33.2%
12/31/2010                        8.81                54               475              1.30%             23.4%
12/31/2009                        7.14                 8                54              1.30%             42.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               3.0%
2012                               0.6%
2011                               0.4%
2010                               0.6%
2009                               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
      JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO SERVICE CLASS - 471021451

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       269,837   $       223,191            14,215
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (24)

                                                       ---------------
Net assets                                             $       269,813
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        79,503             8,295   $          9.58
Band B                                                         190,310            21,098              9.02
                                                       ---------------   ---------------
Total                                                  $       269,813            29,393
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         2,790
Mortality & expense charges                                                                         (2,476)
                                                                                           ---------------
Net investment income (loss)                                                                           314
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             7,589
Realized gain distributions                                                                          4,857
Net change in unrealized appreciation (depreciation)                                                40,520
                                                                                           ---------------
Net gain (loss)                                                                                     52,966
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        53,280
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                314   $               (166)
Net realized gain (loss)                                                       7,589                  1,344
Realized gain distributions                                                    4,857                 12,165
Net change in unrealized appreciation (depreciation)                          40,520                  5,437
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             53,280                 18,780
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      84,365                  2,136
Cost of units redeemed                                                       (60,070)               (24,494)
Account charges                                                               (1,162)                (1,014)
                                                                --------------------   --------------------
Increase (decrease)                                                           23,133                (23,372)
                                                                --------------------   --------------------
Net increase (decrease)                                                       76,413                 (4,592)
Net assets, beginning                                                        193,400                197,992
                                                                --------------------   --------------------
Net assets, ending                                              $            269,813   $            193,400
                                                                ====================   ====================

Units sold                                                                    10,519                    378
Units redeemed                                                                (7,480)                (3,617)
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,039                 (3,239)
Units outstanding, beginning                                                  26,354                 29,593
                                                                --------------------   --------------------
Units outstanding, ending                                                     29,393                 26,354
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            422,693
Cost of units redeemed                                                                             (236,660)
Account charges                                                                                      (3,609)
Net investment income (loss)                                                                         (1,720)
Net realized gain (loss)                                                                             25,441
Realized gain distributions                                                                          17,022
Net change in unrealized appreciation (depreciation)                                                 46,646
                                                                                       --------------------
Net assets                                                                             $            269,813
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.58                 8   $            80               N/A              25.8%
12/31/2012                        7.62                 6                42               N/A              10.8%
12/31/2011                        6.88                 6                42               N/A              -3.0%
12/31/2010                        7.09                 5                34               N/A              15.4%
12/31/2009                        6.14                 0                 0               N/A              22.9%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.02                21  $            190              1.30%             24.2%
12/31/2012                        7.26                21               151              1.30%              9.4%
12/31/2011                        6.64                23               156              1.30%             -4.2%
12/31/2010                        6.94                23               158              1.30%             13.9%
12/31/2009                        6.09                 6                38              1.30%             21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.2%
2012                               0.9%
2011                               0.7%
2010                               0.8%
2009                               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
      JANUS ASPEN GLOBAL RESEARCH PORTFOLIO INSTITUTIONAL CLASS - 471021303

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,401,900   $     3,984,904           138,546
                                                                         ===============   ===============
Receivables: investments sold                                       54
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     5,401,954
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     2,236,208           289,343   $          7.73
Band B                                                       3,165,746           349,073              9.07
                                                       ---------------   ---------------
Total                                                  $     5,401,954           638,416
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        65,345
Mortality & expense charges                                                                        (42,554)
                                                                                           ---------------
Net investment income (loss)                                                                        22,791
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           241,389
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             1,058,975
                                                                                           ---------------
Net gain (loss)                                                                                  1,300,364
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,323,155
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             22,791   $              3,902
Net realized gain (loss)                                                     241,389                  4,672
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       1,058,975                925,669
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,323,155                934,243
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     131,541                196,436
Cost of units redeemed                                                    (1,361,385)              (894,110)
Account charges                                                              (44,390)               (44,547)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,274,234)              (742,221)
                                                                --------------------   --------------------
Net increase (decrease)                                                       48,921                192,022
Net assets, beginning                                                      5,353,033              5,161,011
                                                                --------------------   --------------------
Net assets, ending                                              $          5,401,954   $          5,353,033
                                                                ====================   ====================

Units sold                                                                    21,071                 34,642
Units redeemed                                                              (185,941)              (157,735)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (164,870)              (123,093)
Units outstanding, beginning                                                 803,286                926,379
                                                                --------------------   --------------------
Units outstanding, ending                                                    638,416                803,286
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         76,802,369
Cost of units redeemed                                                                          (70,487,763)
Account charges                                                                                  (1,515,959)
Net investment income (loss)                                                                      1,210,369
Net realized gain (loss)                                                                         (2,024,058)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              1,416,996
                                                                                       --------------------
Net assets                                                                             $          5,401,954
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.73               289   $         2,236               N/A              28.4%
12/31/2012                        6.02               347             2,085               N/A              20.1%
12/31/2011                        5.01               420             2,106               N/A             -13.7%
12/31/2010                        5.81               537             3,118               N/A              15.8%
12/31/2009                        5.02               638             3,202               N/A              37.7%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.07               349   $         3,166              1.30%             26.8%
12/31/2012                        7.15               457             3,268              1.30%             18.5%
12/31/2011                        6.04               506             3,055              1.30%            -14.9%
12/31/2010                        7.09               601             4,260              1.30%             14.3%
12/31/2009                        6.20               645             4,000              1.30%             35.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.2%
2012                               0.9%
2011                               0.6%
2010                               0.6%
2009                               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST NEUBERGER BERMAN AMT MID CAP GROWTH PORTFOLIO S CLASS - 641222856

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       648,806   $       499,264            16,214
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,035)
                                                       ---------------
Net assets                                             $       647,771
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        11,710               962   $         12.17
Band B                                                         636,061            55,521             11.46
                                                       ---------------   ---------------
Total                                                  $       647,771            56,483
                                                       ===============   ===============

                             STATEMENT OF OPERATIONs
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (6,263)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,263)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            14,168
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               124,409
                                                                                           ---------------
Net gain (loss)                                                                                    138,577
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       132,314
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,263)  $             (5,065)
Net realized gain (loss)                                                      14,168                  2,934
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         124,409                 38,420
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            132,314                 36,289
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     195,144                118,283
Cost of units redeemed                                                       (73,176)               (96,415)
Account charges                                                               (2,091)                (2,387)
                                                                --------------------   --------------------
Increase (decrease)                                                          119,877                 19,481
                                                                --------------------   --------------------
Net increase (decrease)                                                      252,191                 55,770
Net assets, beginning                                                        395,580                339,810
                                                                --------------------   --------------------
Net assets, ending                                              $            647,771   $            395,580
                                                                ====================   ====================

Units sold                                                                    20,108                 13,476
Units redeemed                                                                (8,616)               (11,251)
                                                                --------------------   --------------------
Net increase (decrease)                                                       11,492                  2,225
Units outstanding, beginning                                                  44,991                 42,766
                                                                --------------------   --------------------
Units outstanding, ending                                                     56,483                 44,991
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            906,392
Cost of units redeemed                                                                             (425,887)
Account charges                                                                                      (7,120)
Net investment income (loss)                                                                        (15,015)
Net realized gain (loss)                                                                             39,859
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                149,542
                                                                                       --------------------
Net assets                                                                             $            647,771
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         12.17                 1   $            12               N/A              32.3%
12/31/2012                        9.20                 2                18               N/A              12.1%
12/31/2011                        8.21                 3                21               N/A               0.3%
12/31/2010                        8.19                 2                18               N/A              28.7%
12/31/2009                        6.36                 0                 0               N/A              27.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         11.46                56   $           636              1.30%             30.6%
12/31/2012                        8.77                43               377              1.30%             10.6%
12/31/2011                        7.93                40               319              1.30%            -1.0%
12/31/2010                        8.01                15               124              1.30%             27.1%
12/31/2009                        6.30                 0                 1              1.30%             26.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST NEUBERGER BERMAN MID CAP INTRINSIC VALUE I CLASS - 641222708

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF         MUTUAL FUND
                                                          AT VALUE          INVESTMENTS         SHARES
                                                       ---------------    ---------------   ---------------
Investments                                            $     1,301,853    $     1,081,408            79,454
                                                                          ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (373)
                                                       ---------------
Net assets                                             $     1,301,480
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band A                                                 $       269,146             17,581   $         15.31
Band B                                                       1,032,334             77,157             13.38
                                                       ---------------    ---------------
Total                                                  $     1,301,480             94,738
                                                       ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        14,674
Mortality & expense charges                                                                        (12,590)
                                                                                           ---------------
Net investment income (loss)                                                                         2,084
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (5,673)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               370,502
                                                                                           ---------------
Net gain (loss)                                                                                    364,829
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       366,913
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,084   $             (5,119)
Net realized gain (loss)                                                      (5,673)                 4,780
Realized gain distributions                                                       --                297,242
Net change in unrealized appreciation (depreciation)                         370,502               (135,808)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            366,913                161,095
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      77,540                 45,094
Cost of units redeemed                                                      (265,918)              (266,155)
Account charges                                                               (5,462)                (6,116)
                                                                --------------------   --------------------
Increase (decrease)                                                         (193,840)              (227,177)
                                                                --------------------   --------------------
Net increase (decrease)                                                      173,073                (66,082)
Net assets, beginning                                                      1,128,407              1,194,489
                                                                --------------------   --------------------
Net assets, ending                                              $          1,301,480   $          1,128,407
                                                                ====================   ====================

Units sold                                                                     6,706                  4,859
Units redeemed                                                               (23,378)               (27,696)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (16,672)               (22,837)
Units outstanding, beginning                                                 111,410                134,247
                                                                --------------------   --------------------
Units outstanding, ending                                                     94,738                111,410
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         22,450,202
Cost of units redeemed                                                                          (24,124,636)
Account charges                                                                                    (309,945)
Net investment income (loss)                                                                       (243,838)
Net realized gain (loss)                                                                          1,714,499
Realized gain distributions                                                                       1,594,753
Net change in unrealized appreciation (depreciation)                                                220,445
                                                                                       --------------------
Net assets                                                                             $          1,301,480
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         15.31                18   $           269               N/A              37.1%
12/31/2012                       11.17                21               232               N/A              15.5%
12/31/2011                        9.67                30               293               N/A              -6.5%
12/31/2010                       10.34                35               360               N/A              26.2%
12/31/2009                        8.20                40               328               N/A              46.6%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         13.38                77   $         1,032              1.30%             35.3%
12/31/2012                        9.89                91               897              1.30%             14.0%
12/31/2011                        8.67               104               902              1.30%             -7.7%
12/31/2010                        9.40               127             1,196              1.30%             24.6%
12/31/2009                        7.54               149             1,126              1.30%             44.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.2%
2012                               0.6%
2011                               0.6%
2010                               0.7%
2009                               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST NEUBERGER BERMAN AMT SMALL CAP GROWTH PORTFOLIO S CLASS - 641222880

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF         MUTUAL FUND
                                                          AT VALUE          INVESTMENTS         SHARES
                                                       ---------------    ---------------   ---------------
Investments                                            $       330,951    $       226,296            17,191
                                                                          ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (8)
                                                       ---------------
Net assets                                             $       330,943
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band A                                                 $        89,315              8,337   $         10.71
Band B                                                         241,628             25,910              9.33
                                                       ---------------    ---------------
Total                                                  $       330,943             34,247
                                                       ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (2,825)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,825)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            16,464
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                94,627
                                                                                           ---------------
Net gain (loss)                                                                                    111,091
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       108,266
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,825)  $             (3,169)
Net realized gain (loss)                                                      16,464                  2,623
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          94,627                 27,441
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            108,266                 26,895
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      53,731                 23,811
Cost of units redeemed                                                       (82,383)              (149,345)
Account charges                                                               (1,197)                (1,602)
                                                                --------------------   --------------------
Increase (decrease)                                                          (29,849)              (127,136)
                                                                --------------------   --------------------
Net increase (decrease)                                                       78,417               (100,241)
Net assets, beginning                                                        252,526                352,767
                                                                --------------------   --------------------
Net assets, ending                                              $            330,943   $            252,526
                                                                ====================   ====================

Units sold                                                                     8,751                  3,734
Units redeemed                                                               (12,235)               (22,992)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (3,484)               (19,258)
Units outstanding, beginning                                                  37,731                 56,989
                                                                --------------------   --------------------
Units outstanding, ending                                                     34,247                 37,731
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          4,628,220
Cost of units redeemed                                                                           (4,444,213)
Account charges                                                                                     (52,330)
Net investment income (loss)                                                                        (81,276)
Net realized gain (loss)                                                                            107,944
Realized gain distributions                                                                          67,943
Net change in unrealized appreciation (depreciation)                                                104,655
                                                                                       --------------------
Net assets                                                                             $            330,943
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         10.71                 8   $            89               N/A              45.8%
12/31/2012                        7.35                 9                68               N/A               8.8%
12/31/2011                        6.75                13                85               N/A              -1.1%
12/31/2010                        6.82                13                92               N/A              19.6%
12/31/2009                        5.70                13                74               N/A              22.8%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.33                26   $           242              1.30%             44.0%
12/31/2012                        6.48                28               184              1.30%              7.4%
12/31/2011                        6.03                44               268              1.30%             -2.3%
12/31/2010                        6.18                55               339              1.30%             18.1%
12/31/2009                        5.23                66               345              1.30%             21.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST NEUBERGER BERMAN SHORT DURATION BOND PORTFOLIO I CLASS - 007575301

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF         MUTUAL FUND
                                                          AT VALUE          INVESTMENTS         SHARES
                                                       ---------------    ---------------   ---------------
Investments                                            $     1,397,597    $     1,441,002           129,630
                                                                          ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (175)
                                                       ---------------
Net assets                                             $     1,397,422
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band A                                                 $       365,205             59,426   $          6.15
Band B                                                       1,032,217            192,947              5.35
                                                       ---------------    ---------------
Total                                                  $     1,397,422            252,373
                                                       ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        29,789
Mortality & expense charges                                                                        (13,709)
                                                                                           ---------------
Net investment income (loss)                                                                        16,080
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (8,530)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (12,585)
                                                                                           ---------------
Net gain (loss)                                                                                    (21,115)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (5,035)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             16,080   $             27,117
Net realized gain (loss)                                                      (8,530)                (5,210)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (12,585)                22,663
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (5,035)                44,570
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     340,870                498,432
Cost of units redeemed                                                      (367,678)              (275,248)
Account charges                                                               (7,052)                (7,979)
                                                                --------------------   --------------------
Increase (decrease)                                                          (33,860)               215,205
                                                                --------------------   --------------------
Net increase (decrease)                                                      (38,895)               259,775
Net assets, beginning                                                      1,436,317              1,176,542
                                                                --------------------   --------------------
Net assets, ending                                              $          1,397,422   $          1,436,317
                                                                ====================   ====================

Units sold                                                                    64,076                 89,018
Units redeemed                                                               (70,529)               (53,523)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (6,453)                35,495
Units outstanding, beginning                                                 258,826                223,331
                                                                --------------------   --------------------
Units outstanding, ending                                                    252,373                258,826
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         96,250,398
Cost of units redeemed                                                                          (94,515,920)
Account charges                                                                                  (1,281,895)
Net investment income (loss)                                                                      2,260,293
Net realized gain (loss)                                                                         (1,272,049)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                (43,405)
                                                                                       --------------------
Net assets                                                                             $          1,397,422
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          6.15                59   $           365               N/A               0.6%
12/31/2012                        6.11                58               357               N/A               4.6%
12/31/2011                        5.84                18               107               N/A               0.3%
12/31/2010                        5.82                23               133               N/A               5.3%
12/31/2009                        5.53                24               132               N/A              13.3%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          5.35               193   $         1,032              1.30%             -0.7%
12/31/2012                        5.39               200             1,079              1.30%              3.3%
12/31/2011                        5.22               205             1,069              1.30%             -1.0%
12/31/2010                        5.27               218             1,151              1.30%              3.9%
12/31/2009                        5.07               230             1,165              1.30%             11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               2.1%
2012                               3.2%
2011                               3.9%
2010                               5.2%
2009                               7.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             ONEAMERICA ASSET DIRECTOR PORTFOLIO O CLASS - 682444872

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF         MUTUAL FUND
                                                          AT VALUE          INVESTMENTS         SHARES
                                                       ---------------    ---------------   ---------------
Investments                                            $    21,683,243    $    18,450,083         1,061,732
                                                                          ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (10,081)
                                                       ---------------
Net assets                                             $    21,673,162
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band A                                                 $     7,132,219            492,111   $         14.49
Band B                                                      14,540,943          1,362,729             10.67
                                                       ---------------    ---------------
Total                                                  $    21,673,162          1,854,840
                                                       ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       383,565
Mortality & expense charges                                                                       (205,227)
                                                                                           ---------------
Net investment income (loss)                                                                       178,338
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           842,978
Realized gain distributions                                                                        599,954
Net change in unrealized appreciation (depreciation)                                             2,040,618
                                                                                           ---------------
Net gain (loss)                                                                                  3,483,550
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     3,661,888
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            178,338   $            287,868
Net realized gain (loss)                                                     842,978                279,557
Realized gain distributions                                                  599,954                136,841
Net change in unrealized appreciation (depreciation)                       2,040,618              1,747,444
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          3,661,888              2,451,710
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,197,360                786,213
Cost of units redeemed                                                    (7,134,741)            (7,254,934)
Account charges                                                             (165,419)              (194,293)
                                                                --------------------   --------------------
Increase (decrease)                                                       (6,102,800)            (6,663,014)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,440,912)            (4,211,304)
Net assets, beginning                                                     24,114,074             28,325,378
                                                                --------------------   --------------------
Net assets, ending                                              $         21,673,162   $         24,114,074
                                                                ====================   ====================

Units sold                                                                   116,296                 87,986
Units redeemed                                                              (703,860)              (785,798)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (587,564)              (697,812)
Units outstanding, beginning                                               2,442,404              3,140,216
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,854,840              2,442,404
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $        114,256,108
Cost of units redeemed                                                                         (113,844,339)
Account charges                                                                                  (4,542,733)
Net investment income (loss)                                                                      7,073,948
Net realized gain (loss)                                                                          4,145,708
Realized gain distributions                                                                      11,351,310
Net change in unrealized appreciation (depreciation)                                              3,233,160
                                                                                       --------------------
Net assets                                                                             $         21,673,162
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         14.49               492   $         7,132               N/A              18.3%
12/31/2012                       12.25               575             7,051               N/A              10.4%
12/31/2011                       11.10               729             8,091               N/A               0.8%
12/31/2010                       11.01               920            10,136               N/A              11.8%
12/31/2009                        9.85             1,124            11,071               N/A              26.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         10.67             1,363   $        14,541              1.30%             16.8%
12/31/2012                        9.14             1,867            17,063              1.30%              8.9%
12/31/2011                        8.39             2,412            20,234              1.30%             -0.5%
12/31/2010                        8.43             3,125            26,348              1.30%             10.4%
12/31/2009                        7.64             3,824            29,214              1.30%             24.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.7%
2012                               2.0%
2011                               1.9%
2010                               1.9%
2009                               2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO O CLASS - 682444880

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF         MUTUAL FUND
                                                          AT VALUE          INVESTMENTS         SHARES
                                                       ---------------    ---------------   ---------------
Investments                                            $    33,667,055    $    34,754,440         3,105,924
                                                                          ===============   ===============
Receivables: investments sold                                   13,596
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    33,680,651
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------    ---------------   ---------------
Band A                                                 $     3,994,440            381,064   $         10.48
Band B                                                      29,686,211          4,142,891              7.17
                                                       ---------------    ---------------
Total                                                  $    33,680,651          4,523,955
                                                       ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       968,687
Mortality & expense charges                                                                       (436,402)
                                                                                           ---------------
Net investment income (loss)                                                                       532,285
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           196,096
Realized gain distributions                                                                        210,213
Net change in unrealized appreciation (depreciation)                                            (2,256,414)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,850,105)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (1,317,820)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            532,285   $            753,697
Net realized gain (loss)                                                     196,096                501,906
Realized gain distributions                                                  210,213                791,942
Net change in unrealized appreciation (depreciation)                      (2,256,414)              (757,147)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (1,317,820)             1,290,398
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,493,843              7,495,720
Cost of units redeemed                                                   (11,404,864)           (10,758,796)
Account charges                                                             (288,393)              (350,495)
                                                                --------------------   --------------------
Increase (decrease)                                                       (7,199,414)            (3,613,571)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (8,517,234)            (2,323,173)
Net assets, beginning                                                     42,197,885             44,521,058
                                                                --------------------   --------------------
Net assets, ending                                              $         33,680,651   $         42,197,885
                                                                ====================   ====================

Units sold                                                                   643,249              1,014,643
Units redeemed                                                            (1,590,696)            (1,477,959)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (947,447)              (463,316)
Units outstanding, beginning                                               5,471,402              5,934,718
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,523,955              5,471,402
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $        146,458,441
Cost of units redeemed                                                                         (124,784,001)
Account charges                                                                                  (3,943,668)
Net investment income (loss)                                                                     13,604,002
Net realized gain (loss)                                                                          1,055,238
Realized gain distributions                                                                       2,378,024
Net change in unrealized appreciation (depreciation)                                             (1,087,385)
                                                                                       --------------------
Net assets                                                                             $         33,680,651
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         10.48               381   $         3,994               N/A              -2.2%
12/31/2012                       10.72               480             5,144               N/A               4.2%
12/31/2011                       10.29               547             5,623               N/A               7.4%
12/31/2010                        9.58               670             6,422               N/A               7.3%
12/31/2009                        8.93               736             6,572               N/A              15.5%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.17             4,143   $        29,686              1.30%             -3.5%
12/31/2012                        7.42             4,991            37,053              1.30%              2.8%
12/31/2011                        7.22             5,388            38,898              1.30%              6.0%
12/31/2010                        6.81             5,739            39,095              1.30%              5.9%
12/31/2009                        6.43             5,627            36,204              1.30%             14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               2.6%
2012                               2.9%
2011                               3.4%
2010                               4.1%
2009                               4.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
              ONEAMERICA MONEY MARKET PORTFOLIO O CLASS - 682444807

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    19,784,424   $    19,784,424        19,787,650
                                                                         ===============   ===============
Receivables: investments sold                                    3,226
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    19,787,650
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     3,878,829         2,895,085   $          1.34
Band B                                                      15,908,821        15,705,792              1.01
                                                       ---------------   ---------------
Total                                                  $    19,787,650        18,600,877
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $             8
Mortality & expense charges                                                                       (236,445)
                                                                                           ---------------
Net investment income (loss)                                                                      (236,437)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (236,437)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (236,437)  $           (251,077)
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (236,437)              (251,077)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  33,868,255             38,144,229
Cost of units redeemed                                                   (38,406,131)           (42,891,350)
Account charges                                                             (148,529)              (184,409)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,686,405)            (4,931,530)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,922,842)            (5,182,607)
Net assets, beginning                                                     24,710,492             29,893,099
                                                                --------------------   --------------------
Net assets, ending                                              $         19,787,650   $         24,710,492
                                                                ====================   ====================

Units sold                                                                33,337,994             36,224,678
Units redeemed                                                           (37,814,204)           (40,597,414)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,476,210)            (4,372,736)
Units outstanding, beginning                                              23,077,087             27,449,823
                                                                --------------------   --------------------
Units outstanding, ending                                                 18,600,877             23,077,087
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $      3,739,771,887
Cost of units redeemed                                                                       (3,719,149,148)
Account charges                                                                                  (3,561,820)
Net investment income (loss)                                                                      2,726,721
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              10
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $         19,787,650
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.34             2,895   $         3,879               N/A               0.0%
12/31/2012                        1.34             3,285             4,401               N/A               0.0%
12/31/2011                        1.34             4,514             6,048               N/A               0.0%
12/31/2010                        1.34             5,208             6,977               N/A               0.0%
12/31/2009                        1.34             7,457             9,990               N/A               0.1%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.01            15,706   $        15,909              1.30%             -1.3%
12/31/2012                        1.03            19,793            20,310              1.30%             -1.3%
12/31/2011                        1.04            22,935            23,845              1.30%             -1.3%
12/31/2010                        1.05            19,860            20,915              1.30%             -1.3%
12/31/2009                        1.07            23,296            24,855              1.30%             -1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                 ONEAMERICA VALUE PORTFOLIO O CLASS - 682444708

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    32,250,245   $    25,777,970         1,141,634
                                                                         ===============   ===============
Receivables: investments sold                                    5,489
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    32,255,734
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     6,711,143           436,204   $         15.39
Band B                                                      25,544,591         2,127,547             12.01
                                                       ---------------   ---------------
Total                                                  $    32,255,734         2,563,751
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       474,526
Mortality & expense charges                                                                       (326,062)
                                                                                           ---------------
Net investment income (loss)                                                                       148,464
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           815,309
Realized gain distributions                                                                        150,804
Net change in unrealized appreciation (depreciation)                                             7,387,987
                                                                                           ---------------
Net gain (loss)                                                                                  8,354,100
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     8,502,564
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            148,464   $            232,856
Net realized gain (loss)                                                     815,309               (463,665)
Realized gain distributions                                                  150,804                     --
Net change in unrealized appreciation (depreciation)                       7,387,987              3,981,125
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          8,502,564              3,750,316
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,858,726              1,500,958
Cost of units redeemed                                                    (8,087,140)            (7,553,549)
Account charges                                                             (225,739)              (244,205)
                                                                --------------------   --------------------
Increase (decrease)                                                       (6,454,153)            (6,296,796)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,048,411             (2,546,480)
Net assets, beginning                                                     30,207,323             32,753,803
                                                                --------------------   --------------------
Net assets, ending                                              $         32,255,734   $         30,207,323
                                                                ====================   ====================

Units sold                                                                   192,659                177,316
Units redeemed                                                              (773,793)              (847,266)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (581,134)              (669,950)
Units outstanding, beginning                                               3,144,885              3,814,835
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,563,751              3,144,885
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $        119,280,960
Cost of units redeemed                                                                         (109,626,808)
Account charges                                                                                  (4,662,494)
Net investment income (loss)                                                                      3,258,603
Net realized gain (loss)                                                                            990,702
Realized gain distributions                                                                      16,542,496
Net change in unrealized appreciation (depreciation)                                              6,472,275
                                                                                       --------------------
Net assets                                                                             $         32,255,734
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         15.39               436   $         6,711               N/A              32.3%
12/31/2012                       11.63               533             6,196               N/A              13.3%
12/31/2011                       10.26               689             7,068               N/A              -2.4%
12/31/2010                       10.51               860             9,035               N/A              13.5%
12/31/2009                        9.25             1,070             9,904               N/A              30.3%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         12.01             2,128   $        25,545              1.30%             30.6%
12/31/2012                        9.19             2,612            24,011              1.30%             11.9%
12/31/2011                        8.22             3,126            25,686              1.30%             -3.6%
12/31/2010                        8.53             3,676            31,341              1.30%             12.1%
12/31/2009                        7.61             4,150            31,567              1.30%             28.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.5%
2012                               1.8%
2011                               1.4%
2010                               1.4%
2009                               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                PIONEER EMERGING MARKETS VCT I CLASS - 724027867

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,755,222   $     9,036,513           349,009
                                                                         ===============   ===============
Receivables: investments sold                                    4,927
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     8,760,149
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       289,505            75,964   $          3.81
Band B                                                       8,470,644         2,392,796              3.54
                                                       ---------------   ---------------
Total                                                  $     8,760,149         2,468,760
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       105,384
Mortality & expense charges                                                                       (103,792)
                                                                                           ---------------
Net investment income (loss)                                                                         1,592
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (147,306)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (30,847)
                                                                                           ---------------
Net gain (loss)                                                                                   (178,153)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (176,561)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,592   $            (56,612)
Net realized gain (loss)                                                    (147,306)              (191,532)
Realized gain distributions                                                       --                268,096
Net change in unrealized appreciation (depreciation)                         (30,847)               854,986
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (176,561)               874,938
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,996,745              2,085,487
Cost of units redeemed                                                    (1,433,039)            (1,693,967)
Account charges                                                              (60,545)               (65,534)
                                                                --------------------   --------------------
Increase (decrease)                                                          503,161                325,986
                                                                --------------------   --------------------
Net increase (decrease)                                                      326,600              1,200,924
Net assets, beginning                                                      8,433,549              7,232,625
                                                                --------------------   --------------------
Net assets, ending                                              $          8,760,149   $          8,433,549
                                                                ====================   ====================

Units sold                                                                   620,299                635,638
Units redeemed                                                              (452,361)              (516,234)
                                                                --------------------   --------------------
Net increase (decrease)                                                      167,938                119,404
Units outstanding, beginning                                               2,300,822              2,181,418
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,468,760              2,300,822
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         19,896,954
Cost of units redeemed                                                                           (9,068,125)
Account charges                                                                                    (401,492)
Net investment income (loss)                                                                       (267,236)
Net realized gain (loss)                                                                         (1,386,757)
Realized gain distributions                                                                         268,096
Net change in unrealized appreciation (depreciation)                                               (281,291)
                                                                                       --------------------
Net assets                                                                             $          8,760,149
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.81                76   $           290               N/A              -2.0%
12/31/2012                        3.89                72               279               N/A              12.0%
12/31/2011                        3.47                73               252               N/A             -23.4%
12/31/2010                        4.53                88               397               N/A              15.9%
12/31/2009                        3.91                62               242               N/A              74.6%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.54             2,393   $         8,471              1.30%             -3.2%
12/31/2012                        3.66             2,229             8,155              1.30%             10.5%
12/31/2011                        3.31             2,109             6,981              1.30%            -24.4%
12/31/2010                        4.38             2,327            10,188              1.30%             14.4%
12/31/2009                        3.83             2,565             9,815              1.30%             72.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.2%
2012                               0.6%
2011                               0.3%
2010                               0.5%
2009                               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             PIONEER SELECT MID CAP GROWTH VCT I CLASS - 724027230

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,652,512   $     1,866,005            80,915
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (65)
                                                       ---------------
Net assets                                             $     2,652,447
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,125,092            88,222   $         12.75
Band B                                                       1,527,355           111,386             13.71
                                                       ---------------   ---------------
Total                                                  $     2,652,447           199,608
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (19,202)
                                                                                           ---------------
Net investment income (loss)                                                                       (19,202)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           152,033
Realized gain distributions                                                                        104,356
Net change in unrealized appreciation (depreciation)                                               615,491
                                                                                           ---------------
Net gain (loss)                                                                                    871,880
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       852,678
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (19,202)  $            (19,034)
Net realized gain (loss)                                                     152,033                 29,957
Realized gain distributions                                                  104,356                     --
Net change in unrealized appreciation (depreciation)                         615,491                154,050
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            852,678                164,973
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     205,142                 52,552
Cost of units redeemed                                                      (634,615)              (543,446)
Account charges                                                              (19,349)               (20,859)
                                                                --------------------   --------------------
Increase (decrease)                                                         (448,822)              (511,753)
                                                                --------------------   --------------------
Net increase (decrease)                                                      403,856               (346,780)
Net assets, beginning                                                      2,248,591              2,595,371
                                                                --------------------   --------------------
Net assets, ending                                              $          2,652,447   $          2,248,591
                                                                ====================   ====================

Units sold                                                                    16,793                  5,844
Units redeemed                                                               (56,067)               (60,506)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (39,274)               (54,662)
Units outstanding, beginning                                                 238,882                293,544
                                                                --------------------   --------------------
Units outstanding, ending                                                    199,608                238,882
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         16,969,590
Cost of units redeemed                                                                          (17,348,066)
Account charges                                                                                    (691,560)
Net investment income (loss)                                                                       (224,426)
Net realized gain (loss)                                                                          1,474,998
Realized gain distributions                                                                       1,685,404
Net change in unrealized appreciation (depreciation)                                                786,507
                                                                                       --------------------
Net assets                                                                             $          2,652,447
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         12.75                88   $         1,125               N/A              42.5%
12/31/2012                        8.95               101               905               N/A               7.0%
12/31/2011                        8.36               132             1,103               N/A              -2.3%
12/31/2010                        8.56               160             1,368               N/A              20.2%
12/31/2009                        7.12               211             1,500               N/A              44.6%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         13.71               111   $         1,527              1.30%             40.6%
12/31/2012                        9.75               138             1,343              1.30%              5.6%
12/31/2011                        9.23               162             1,492              1.30%             -3.5%
12/31/2010                        9.57               198             1,899              1.30%             18.7%
12/31/2009                        8.06               257             2,076              1.30%             42.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                 PIONEER FUND VCT PORTFOLIO I CLASS - 724027875

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    29,884,588   $    24,531,633         1,139,001
                                                                         ===============   ===============
Receivables: investments sold                                   14,197
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    29,898,785
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,253,284           178,090   $          7.04
Band B                                                      28,645,501         2,817,954             10.17
                                                       ---------------   ---------------
Total                                                  $    29,898,785         2,996,044
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       377,399
Mortality & expense charges                                                                       (399,262)
                                                                                           ---------------
Net investment income (loss)                                                                       (21,863)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,344,037
Realized gain distributions                                                                      1,234,960
Net change in unrealized appreciation (depreciation)                                             6,325,918
                                                                                           ---------------
Net gain (loss)                                                                                  8,904,915
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     8,883,052
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (21,863)  $             82,570
Net realized gain (loss)                                                   1,344,037             (1,202,925)
Realized gain distributions                                                1,234,960              1,205,120
Net change in unrealized appreciation (depreciation)                       6,325,918              3,095,410
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          8,883,052              3,180,175
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,038,217              3,725,454
Cost of units redeemed                                                   (15,847,619)           (20,297,020)
Account charges                                                             (244,365)              (346,649)
                                                                --------------------   --------------------
Increase (decrease)                                                      (13,053,767)           (16,918,215)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,170,715)           (13,738,040)
Net assets, beginning                                                     34,069,500             47,807,540
                                                                --------------------   --------------------
Net assets, ending                                              $         29,898,785   $         34,069,500
                                                                ====================   ====================

Units sold                                                                   375,483                544,103
Units redeemed                                                            (1,866,432)            (2,886,725)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,490,949)            (2,342,622)
Units outstanding, beginning                                               4,486,993              6,829,615
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,996,044              4,486,993
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $        102,185,418
Cost of units redeemed                                                                          (77,241,674)
Account charges                                                                                  (2,654,351)
Net investment income (loss)                                                                        973,689
Net realized gain (loss)                                                                         (5,723,891)
Realized gain distributions                                                                       7,006,639
Net change in unrealized appreciation (depreciation)                                              5,352,955
                                                                                       --------------------
Net assets                                                                             $         29,898,785
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.04               178   $         1,253               N/A              33.3%
12/31/2012                        5.28               245             1,294               N/A              10.2%
12/31/2011                        4.79               297             1,425               N/A              -4.3%
12/31/2010                        5.00               323             1,614               N/A              16.0%
12/31/2009                        4.31               353             1,524               N/A              25.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         10.17             2,818   $        28,646              1.30%             31.6%
12/31/2012                        7.73             4,242            32,776              1.30%              8.8%
12/31/2011                        7.10             6,532            46,383              1.30%             -5.5%
12/31/2010                        7.52             7,134            53,628              1.30%             14.5%
12/31/2009                        6.56             7,612            49,963              1.30%             23.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.2%
2012                               1.5%
2011                               1.6%
2010                               1.3%
2009                               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
            PIONEER EQUITY INCOME VCT PORTFOLIO II CLASS - 724027826

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       143,229   $       120,185             5,265
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (4)
                                                       ---------------
Net assets                                             $       143,225
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $         3,949               359   $         11.00
Band B                                                         139,276            13,454             10.35
                                                       ---------------   ---------------
Total                                                  $       143,225            13,813
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         2,638
Mortality & expense charges                                                                         (1,415)
                                                                                           ---------------
Net investment income (loss)                                                                         1,223
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             9,526
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                15,940
                                                                                           ---------------
Net gain (loss)                                                                                     25,466
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        26,689
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,223   $              1,921
Net realized gain (loss)                                                       9,526                    357
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          15,940                  3,205
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             26,689                  5,483
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      81,044                 18,722
Cost of units redeemed                                                       (44,065)                (2,396)
Account charges                                                                 (378)                  (318)
                                                                --------------------   --------------------
Increase (decrease)                                                           36,601                 16,008
                                                                --------------------   --------------------
Net increase (decrease)                                                       63,290                 21,491
Net assets, beginning                                                         79,935                 58,444
                                                                --------------------   --------------------
Net assets, ending                                              $            143,225   $             79,935
                                                                ====================   ====================

Units sold                                                                     8,907                  2,356
Units redeemed                                                                (4,888)                  (347)
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,019                  2,009
Units outstanding, beginning                                                   9,794                  7,785
                                                                --------------------   --------------------
Units outstanding, ending                                                     13,813                  9,794
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            177,869
Cost of units redeemed                                                                              (70,358)
Account charges                                                                                      (1,001)
Net investment income (loss)                                                                          3,840
Net realized gain (loss)                                                                              9,831
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 23,044
                                                                                       --------------------
Net assets                                                                             $            143,225
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         11.00                 0   $             4               N/A              28.8%
12/31/2012                        8.54                 1                 4               N/A              10.0%
12/31/2011                        7.76                 0                 2               N/A               5.8%
12/31/2010                        7.34                 0                 0               N/A              19.2%
12/31/2009                        6.16                 0                 0               N/A              23.1%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         10.35                13   $           139              1.30%             27.2%
12/31/2012                        8.14                 9                76              1.30%              8.5%
12/31/2011                        7.50                 8                57              1.30%              4.4%
12/31/2010                        7.18                 2                15              1.30%             17.7%
12/31/2009                        6.10                 2                10              1.30%             22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               2.4%
2012                               4.1%
2011                               2.2%
2010                               1.9%
2009                               3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             ROYCE CAPITAL FUND SMALL CAP INVESTOR CLASS - 78080T105

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       706,819   $       534,225            50,774
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (38)
                                                       ---------------
Net assets                                             $       706,781
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        18,794             2,219   $          8.47
Band B                                                         687,987            87,447              7.87
                                                       ---------------   ---------------
Total                                                  $       706,781            89,666
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         6,710
Mortality & expense charges                                                                         (8,685)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,975)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            54,160
Realized gain distributions                                                                         34,883
Net change in unrealized appreciation (depreciation)                                               107,820
                                                                                           ---------------
Net gain (loss)                                                                                    196,863
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       194,888
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,975)  $             (7,050)
Net realized gain (loss)                                                      54,160                  9,724
Realized gain distributions                                                   34,883                 16,290
Net change in unrealized appreciation (depreciation)                         107,820                 45,062
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            194,888                 64,026
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      93,015                 95,738
Cost of units redeemed                                                      (229,305)               (71,966)
Account charges                                                               (2,560)                (2,400)
                                                                --------------------   --------------------
Increase (decrease)                                                         (138,850)                21,372
                                                                --------------------   --------------------
Net increase (decrease)                                                       56,038                 85,398
Net assets, beginning                                                        650,743                565,345
                                                                --------------------   --------------------
Net assets, ending                                              $            706,781   $            650,743
                                                                ====================   ====================

Units sold                                                                    15,318                 16,785
Units redeemed                                                               (35,409)               (13,100)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (20,091)                 3,685
Units outstanding, beginning                                                 109,757                106,072
                                                                --------------------   --------------------
Units outstanding, ending                                                     89,666                109,757
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,135,075
Cost of units redeemed                                                                             (721,064)
Account charges                                                                                     (10,129)
Net investment income (loss)                                                                        (16,664)
Net realized gain (loss)                                                                             85,260
Realized gain distributions                                                                          61,709
Net change in unrealized appreciation (depreciation)                                                172,594
                                                                                       --------------------
Net assets                                                                             $            706,781
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.47                 2   $            19               N/A              34.8%
12/31/2012                        6.29                 4                26               N/A              12.5%
12/31/2011                        5.59                 1                 7               N/A              -3.3%
12/31/2010                        5.78                 3                17               N/A              20.5%
12/31/2009                        4.79                 5                25               N/A              35.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.87                87   $           688              1.30%             33.0%
12/31/2012                        5.91               106               624              1.30%             11.0%
12/31/2011                        5.33               105               558              1.30%             -4.5%
12/31/2010                        5.58                77               428              1.30%             19.0%
12/31/2009                        4.69                24               112              1.30%             33.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.0%
2012                               0.1%
2011                               0.4%
2010                               0.2%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
          T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO I CLASS - 77954T506

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    29,323,007   $    14,617,592         1,545,562
                                                                         ===============   ===============
Receivables: investments sold                                   11,781
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    29,334,788
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       997,566            88,030   $         11.33
Band B                                                      28,337,222         2,799,089             10.12
                                                       ---------------   ---------------
Total                                                  $    29,334,788         2,887,119
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         7,745
Mortality & expense charges                                                                       (320,385)
                                                                                           ---------------
Net investment income (loss)                                                                      (312,640)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,917,331
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             6,982,583
                                                                                           ---------------
Net gain (loss)                                                                                  8,899,914
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     8,587,274
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (312,640)  $           (251,265)
Net realized gain (loss)                                                   1,917,331              1,246,205
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       6,982,583              2,422,849
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          8,587,274              3,417,789
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,304,684              5,378,916
Cost of units redeemed                                                    (5,694,655)            (4,993,683)
Account charges                                                             (192,425)              (189,034)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,582,396)               196,199
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,004,878              3,613,988
Net assets, beginning                                                     23,329,910             19,715,922
                                                                --------------------   --------------------
Net assets, ending                                              $         29,334,788   $         23,329,910
                                                                ====================   ====================

Units sold                                                                   410,683                785,796
Units redeemed                                                              (721,938)              (745,030)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (311,255)                40,766
Units outstanding, beginning                                               3,198,374              3,157,608
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,887,119              3,198,374
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         32,965,093
Cost of units redeemed                                                                          (20,852,576)
Account charges                                                                                    (847,429)
Net investment income (loss)                                                                     (1,194,873)
Net realized gain (loss)                                                                          4,559,158
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                             14,705,415
                                                                                       --------------------
Net assets                                                                             $         29,334,788
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         11.33                88   $           998               N/A              41.2%
12/31/2012                        8.03               119               956               N/A              18.3%
12/31/2011                        6.79               109               737               N/A               1.5%
12/31/2010                        6.69               112               747               N/A              16.4%
12/31/2009                        5.75                98               563               N/A              42.2%

                                                               BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         10.12             2,799   $        28,337              1.30%             39.3%
12/31/2012                        7.27             3,079            22,374              1.30%             16.7%
12/31/2011                        6.22             3,049            18,979              1.30%              0.2%
12/31/2010                        6.21             3,237            20,107              1.30%             14.9%
12/31/2009                        5.41             3,463            18,723              1.30%             40.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.0%
2012                               0.2%
2011                               0.0%
2010                               0.0%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
           T. ROWE PRICE MID CAP GROWTH PORTFOLIO I CLASS - 77954T407

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,737,979   $     5,234,362           243,240
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (188)
                                                       ---------------
Net assets                                             $     6,737,791
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     2,242,600           139,970   $         16.02
Band B                                                       4,495,191           254,931             17.63
                                                       ---------------   ---------------
Total                                                  $     6,737,791           394,901
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (66,543)
                                                                                           ---------------
Net investment income (loss)                                                                       (66,543)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           754,221
Realized gain distributions                                                                        520,671
Net change in unrealized appreciation (depreciation)                                             1,003,425
                                                                                           ---------------
Net gain (loss)                                                                                  2,278,317
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     2,211,774
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (66,543)  $            (72,740)
Net realized gain (loss)                                                     754,221                203,856
Realized gain distributions                                                  520,671                700,827
Net change in unrealized appreciation (depreciation)                       1,003,425                164,653
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,211,774                996,596
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     335,911                243,477
Cost of units redeemed                                                    (3,176,291)            (1,844,899)
Account charges                                                              (53,353)               (58,226)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,893,733)            (1,659,648)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (681,959)              (663,052)
Net assets, beginning                                                      7,419,750              8,082,802
                                                                --------------------   --------------------
Net assets, ending                                              $          6,737,791   $          7,419,750
                                                                ====================   ====================

Units sold                                                                    23,258                 21,173
Units redeemed                                                              (214,886)              (156,368)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (191,628)              (135,195)
Units outstanding, beginning                                                 586,529                721,724
                                                                --------------------   --------------------
Units outstanding, ending                                                    394,901                586,529
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         59,128,016
Cost of units redeemed                                                                          (64,848,846)
Account charges                                                                                  (1,379,792)
Net investment income (loss)                                                                     (1,124,068)
Net realized gain (loss)                                                                          4,688,917
Realized gain distributions                                                                       8,769,947
Net change in unrealized appreciation (depreciation)                                              1,503,617
                                                                                       --------------------
Net assets                                                                             $          6,737,791
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         16.02               140   $         2,243               N/A              36.7%
12/31/2012                       11.72               182             2,134               N/A              13.9%
12/31/2011                       10.29               230             2,368               N/A              -1.3%
12/31/2010                       10.42               295             3,075               N/A              28.1%
12/31/2009                        8.14               369             3,003               N/A              45.6%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         17.63               255   $         4,495              1.30%             34.9%
12/31/2012                       13.07               404             5,286              1.30%             12.4%
12/31/2011                       11.62               492             5,715              1.30%             -2.5%
12/31/2010                       11.93               595             7,103              1.30%             26.5%
12/31/2009                        9.43               744             7,018              1.30%             43.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
          T. ROWE PRICE LIMITED TERM BOND PORTFOLIO I CLASS - 77954R104

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    58,327,001   $    58,945,236        11,884,326
                                                                         ===============   ===============
Receivables: investments sold                                   25,044
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    58,352,045
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     2,733,297           317,840   $          8.60
Band B                                                      55,618,748         9,218,862              6.03
                                                       ---------------   ---------------
Total                                                  $    58,352,045         9,536,702
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       896,315
Mortality & expense charges                                                                       (717,870)
                                                                                           ---------------
Net investment income (loss)                                                                       178,445
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (43,802)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (775,031)
                                                                                           ---------------
Net gain (loss)                                                                                   (818,833)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (640,388)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            178,445   $            441,917
Net realized gain (loss)                                                     (43,802)                50,166
Realized gain distributions                                                       --                113,939
Net change in unrealized appreciation (depreciation)                        (775,031)                61,815
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (640,388)               667,837
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  15,411,831             15,624,504
Cost of units redeemed                                                   (12,592,369)           (11,709,843)
Account charges                                                             (454,865)              (464,324)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,364,597              3,450,337
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,724,209              4,118,174
Net assets, beginning                                                     56,627,836             52,509,662
                                                                --------------------   --------------------
Net assets, ending                                              $         58,352,045   $         56,627,836
                                                                ====================   ====================

Units sold                                                                 2,574,998              2,577,026
Units redeemed                                                            (2,168,620)            (2,017,905)
                                                                --------------------   --------------------
Net increase (decrease)                                                      406,378                559,121
Units outstanding, beginning                                               9,130,324              8,571,203
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,536,702              9,130,324
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $        151,191,731
Cost of units redeemed                                                                          (95,298,214)
Account charges                                                                                  (3,360,912)
Net investment income (loss)                                                                      5,869,628
Net realized gain (loss)                                                                            (91,426)
Realized gain distributions                                                                         659,473
Net change in unrealized appreciation (depreciation)                                               (618,235)
                                                                                       --------------------
Net assets                                                                             $         58,352,045
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.60               318   $         2,733               N/A               0.1%
12/31/2012                        8.59               360             3,092               N/A               2.5%
12/31/2011                        8.38               332             2,785               N/A               1.6%
12/31/2010                        8.25               372             3,066               N/A               3.1%
12/31/2009                        8.00               410             3,281               N/A               8.3%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          6.03             9,219   $        55,619              1.30%             -1.2%
12/31/2012                        6.10             8,770            53,536              1.30%              1.1%
12/31/2011                        6.04             8,239            49,724              1.30%              0.3%
12/31/2010                        6.02             8,471            50,978              1.30%              1.8%
12/31/2009                        5.91             7,801            46,130              1.30%              6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.6%
2012                               2.1%
2011                               2.4%
2010                               2.7%
2009                               3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
            T. ROWE PRICE EQUITY INCOME PORTFOLIO I CLASS - 77954T100

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    12,904,190   $    10,180,638           453,505
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,938)
                                                       ---------------
Net assets                                             $    12,902,252
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     5,426,759           451,289   $         12.03
Band B                                                       7,475,493           672,681             11.11
                                                       ---------------   ---------------
Total                                                  $    12,902,252         1,123,970
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       199,851
Mortality & expense charges                                                                       (101,417)
                                                                                           ---------------
Net investment income (loss)                                                                        98,434
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           534,566
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             2,711,166
                                                                                           ---------------
Net gain (loss)                                                                                  3,245,732
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     3,344,166
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             98,434   $            180,479
Net realized gain (loss)                                                     534,566               (162,228)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       2,711,166              2,043,205
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          3,344,166              2,061,456
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     866,833                294,274
Cost of units redeemed                                                    (4,019,625)            (3,139,571)
Account charges                                                             (105,894)              (108,916)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,258,686)            (2,954,213)
                                                                --------------------   --------------------
Net increase (decrease)                                                       85,480               (892,757)
Net assets, beginning                                                     12,816,772             13,709,529
                                                                --------------------   --------------------
Net assets, ending                                              $         12,902,252   $         12,816,772
                                                                ====================   ====================

Units sold                                                                    95,991                 39,846
Units redeemed                                                              (409,838)              (389,955)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (313,847)              (350,109)
Units outstanding, beginning                                               1,437,817              1,787,926
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,123,970              1,437,817
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         75,801,126
Cost of units redeemed                                                                          (78,081,337)
Account charges                                                                                  (2,964,309)
Net investment income (loss)                                                                      3,526,419
Net realized gain (loss)                                                                          5,240,370
Realized gain distributions                                                                       6,656,431
Net change in unrealized appreciation (depreciation)                                              2,723,552
                                                                                       --------------------
Net assets                                                                             $         12,902,252
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         12.03               451   $         5,427               N/A              29.7%
12/31/2012                        9.27               572             5,306               N/A              17.1%
12/31/2011                        7.91               713             5,639               N/A              -0.7%
12/31/2010                        7.97               868             6,917               N/A              15.0%
12/31/2009                        6.93             1,046             7,246               N/A              25.6%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         11.11               673   $         7,475              1.30%             28.0%
12/31/2012                        8.68               865             7,511              1.30%             15.6%
12/31/2011                        7.51             1,075             8,071              1.30%             -2.0%
12/31/2010                        7.66             1,207             9,246              1.30%             13.5%
12/31/2009                        6.75             1,384             9,332              1.30%             24.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.6%
2012                               2.1%
2011                               1.7%
2010                               1.8%
2009                               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                TIMOTHY CONSERVATIVE GROWTH VARIABLE - 887432714

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    29,973,393   $    25,555,422         2,367,450
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,454)
                                                       ---------------
Net assets                                             $    29,971,939
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,252,372           161,839   $          7.74
Band B                                                      28,719,567         4,154,313              6.91
                                                       ---------------   ---------------
Total                                                  $    29,971,939         4,316,152
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       303,288
Mortality & expense charges                                                                       (411,026)
                                                                                           ---------------
Net investment income (loss)                                                                      (107,738)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,197,363
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             1,627,957
                                                                                           ---------------
Net gain (loss)                                                                                  2,825,320
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     2,717,582
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (107,738)  $            183,410
Net realized gain (loss)                                                   1,197,363                293,456
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       1,627,957              1,672,796
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,717,582              2,149,662
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,646,486              4,696,105
Cost of units redeemed                                                    (9,050,070)            (5,362,772)
Account charges                                                             (288,091)              (336,459)
                                                                --------------------   --------------------
Increase (decrease)                                                       (7,691,675)            (1,003,126)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,974,093)             1,146,536
Net assets, beginning                                                     34,946,032             33,799,496
                                                                --------------------   --------------------
Net assets, ending                                              $         29,971,939   $         34,946,032
                                                                ====================   ====================

Units sold                                                                   300,374                782,514
Units redeemed                                                            (1,461,279)              (946,116)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,160,905)              (163,602)
Units outstanding, beginning                                               5,477,057              5,640,659
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,316,152              5,477,057
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         67,616,206
Cost of units redeemed                                                                          (43,061,164)
Account charges                                                                                  (2,290,659)
Net investment income (loss)                                                                        817,385
Net realized gain (loss)                                                                         (1,090,597)
Realized gain distributions                                                                       3,562,797
Net change in unrealized appreciation (depreciation)                                              4,417,971
                                                                                       --------------------
Net assets                                                                             $         29,971,939
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.74               162   $         1,252               N/A              10.1%
12/31/2012                        7.03               160             1,123               N/A               7.8%
12/31/2011                        6.52               142               923               N/A               1.9%
12/31/2010                        6.40               144               923               N/A              12.4%
12/31/2009                        5.69               152               862               N/A              22.8%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          6.91             4,154   $        28,720              1.30%              8.7%
12/31/2012                        6.36             5,317            33,823              1.30%              6.4%
12/31/2011                        5.98             5,499            32,876              1.30%              0.6%
12/31/2010                        5.94             6,513            38,709              1.30%             11.0%
12/31/2009                        5.35             7,145            38,259              1.30%             21.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.9%
2012                               1.8%
2011                               1.5%
2010                               1.3%
2009                               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                  TIMOTHY STRATEGIC GROWTH VARIABLE - 887432722

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    21,981,704   $    17,397,643         1,883,533
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (860)
                                                       ---------------
Net assets                                             $    21,980,844
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,033,466           131,647   $          7.85
Band B                                                      20,947,378         2,986,929              7.01
                                                       ---------------   ---------------
Total                                                  $    21,980,844         3,118,576
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       127,160
Mortality & expense charges                                                                       (235,656)
                                                                                           ---------------
Net investment income (loss)                                                                      (108,496)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           372,404
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             2,602,219
                                                                                           ---------------
Net gain (loss)                                                                                  2,974,623
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     2,866,127
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (108,496)  $             23,053
Net realized gain (loss)                                                     372,404                293,599
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       2,602,219              1,234,922
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,866,127              1,551,574
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   6,377,818              1,650,482
Cost of units redeemed                                                    (2,089,471)            (4,898,155)
Account charges                                                             (164,763)              (139,391)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,123,584             (3,387,064)
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,989,711             (1,835,490)
Net assets, beginning                                                     14,991,133             16,826,623
                                                                --------------------   --------------------
Net assets, ending                                              $         21,980,844   $         14,991,133
                                                                ====================   ====================

Units sold                                                                 1,029,870                299,108
Units redeemed                                                              (397,527)              (884,811)
                                                                --------------------   --------------------
Net increase (decrease)                                                      632,343               (585,703)
Units outstanding, beginning                                               2,486,233              3,071,936
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,118,576              2,486,233
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         39,636,300
Cost of units redeemed                                                                          (19,845,176)
Account charges                                                                                    (940,622)
Net investment income (loss)                                                                       (328,925)
Net realized gain (loss)                                                                         (3,449,155)
Realized gain distributions                                                                       2,324,361
Net change in unrealized appreciation (depreciation)                                              4,584,061
                                                                                       --------------------
Net assets                                                                             $         21,980,844
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.85               132   $         1,033               N/A              18.1%
12/31/2012                        6.64                64               427               N/A              11.4%
12/31/2011                        5.96                60               360               N/A              -3.7%
12/31/2010                        6.19                74               461               N/A              15.4%
12/31/2009                        5.37                82               441               N/A              29.5%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.01             2,987   $        20,947              1.30%             16.6%
12/31/2012                        6.01             2,422            14,564              1.30%             10.0%
12/31/2011                        5.47             3,012            16,467              1.30%             -4.9%
12/31/2010                        5.75             2,601            14,960              1.30%             13.9%
12/31/2009                        5.05             2,884            14,566              1.30%             27.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.7%
2012                               1.4%
2011                               0.6%
2010                               0.7%
2009                               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                   VANGUARD VIF DIVERSIFIED VALUE - 921925871

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    31,830,852   $    22,005,621         1,759,354
                                                                         ===============   ===============
Receivables: investments sold                                   13,478
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    31,844,330
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       965,680           128,949   $          7.49
Band B                                                      30,878,650         4,438,715              6.96
                                                       ---------------   ---------------
Total                                                  $    31,844,330         4,567,664
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       613,400
Mortality & expense charges                                                                       (367,063)
                                                                                           ---------------
Net investment income (loss)                                                                       246,337
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         2,381,585
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             4,384,718
                                                                                           ---------------
Net gain (loss)                                                                                  6,766,303
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     7,012,640
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            246,337   $             97,935
Net realized gain (loss)                                                   2,381,585                950,928
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       4,384,718              1,976,453
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          7,012,640              3,025,316
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,128,577             12,398,656
Cost of units redeemed                                                    (5,686,763)            (4,474,866)
Account charges                                                             (221,199)              (178,621)
                                                                --------------------   --------------------
Increase (decrease)                                                         (779,385)             7,745,169
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,233,255             10,770,485
Net assets, beginning                                                     25,611,075             14,840,590
                                                                --------------------   --------------------
Net assets, ending                                              $         31,844,330   $         25,611,075
                                                                ====================   ====================

Units sold                                                                   852,095              2,465,969
Units redeemed                                                              (978,561)              (901,283)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (126,466)             1,564,686
Units outstanding, beginning                                               4,694,130              3,129,444
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,567,664              4,694,130
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         35,528,901
Cost of units redeemed                                                                          (17,741,291)
Account charges                                                                                    (764,962)
Net investment income (loss)                                                                        576,106
Net realized gain (loss)                                                                          4,420,345
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              9,825,231
                                                                                       --------------------
Net assets                                                                             $         31,844,330
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.49               129   $           966               N/A              29.4%
12/31/2012                        5.79               129               749               N/A              16.5%
12/31/2011                        4.97                78               387               N/A               3.9%
12/31/2010                        4.78                84               403               N/A               9.3%
12/31/2009                        4.37                85               370               N/A              26.9%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          6.96             4,439   $        30,879              1.30%             27.7%
12/31/2012                        5.45             4,565            24,862              1.30%             15.0%
12/31/2011                        4.74             3,052            14,454              1.30%              2.6%
12/31/2010                        4.62             3,494            16,135              1.30%              7.9%
12/31/2009                        4.28             3,690            15,787              1.30%             25.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               2.1%
2012                               1.8%
2011                               2.1%
2010                               2.5%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                VANGUARD VIF MID CAP INDEX PORTFOLIO - 921925855

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    17,732,336   $    11,912,910           854,136
                                                                         ===============   ===============
Receivables: investments sold                                    8,102
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    17,740,438
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       890,961            79,375   $         11.22
Band B                                                      16,849,477         1,680,299             10.03
                                                       ---------------   ---------------
Total                                                  $    17,740,438         1,759,674
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       192,000
Mortality & expense charges                                                                       (210,369)
                                                                                           ---------------
Net investment income (loss)                                                                       (18,369)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,442,094
Realized gain distributions                                                                        600,002
Net change in unrealized appreciation (depreciation)                                             2,858,790
                                                                                           ---------------
Net gain (loss)                                                                                  4,900,886
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     4,882,517
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (18,369)  $             (2,184)
Net realized gain (loss)                                                   1,442,094                668,607
Realized gain distributions                                                  600,002                557,104
Net change in unrealized appreciation (depreciation)                       2,858,790              1,077,245
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          4,882,517              2,300,772
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,586,944              1,661,917
Cost of units redeemed                                                    (4,667,942)            (5,896,922)
Account charges                                                             (126,865)              (141,671)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,207,863)            (4,376,676)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,674,654             (2,075,904)
Net assets, beginning                                                     16,065,784             18,141,688
                                                                --------------------   --------------------
Net assets, ending                                              $         17,740,438   $         16,065,784
                                                                ====================   ====================

Units sold                                                                   194,689                238,864
Units redeemed                                                              (559,773)              (859,527)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (365,084)              (620,663)
Units outstanding, beginning                                               2,124,758              2,745,421
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,759,674              2,124,758
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         48,279,424
Cost of units redeemed                                                                          (35,201,708)
Account charges                                                                                  (1,101,045)
Net investment income (loss)                                                                        (52,757)
Net realized gain (loss)                                                                         (5,671,553)
Realized gain distributions                                                                       5,668,651
Net change in unrealized appreciation (depreciation)                                              5,819,426
                                                                                       --------------------
Net assets                                                                             $         17,740,438
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         11.22                79   $           891               N/A              34.9%
12/31/2012                        8.32                87               721               N/A              15.8%
12/31/2011                        7.18               101               723               N/A              -2.0%
12/31/2010                        7.33               105               767               N/A              25.4%
12/31/2009                        5.85               112               652               N/A              40.4%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         10.03             1,680   $        16,849              1.30%             33.2%
12/31/2012                        7.53             2,038            15,345              1.30%             14.3%
12/31/2011                        6.59             2,645            17,419              1.30%             -3.3%
12/31/2010                        6.81             2,712            18,472              1.30%             23.8%
12/31/2009                        5.50             3,114            17,140              1.30%             38.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.1%
2012                               1.3%
2011                               1.0%
2010                               1.0%
2009                               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO - 921925889

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,716,662   $     1,234,177            63,812
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (95)
                                                       ---------------
Net assets                                             $     1,716,567
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       342,884            26,615   $         12.88
Band B                                                       1,373,683           119,356             11.51
                                                       ---------------   ---------------
Total                                                  $     1,716,567           145,971
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         7,077
Mortality & expense charges                                                                        (11,450)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,373)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            98,258
Realized gain distributions                                                                         78,162
Net change in unrealized appreciation (depreciation)                                               256,693
                                                                                           ---------------
Net gain (loss)                                                                                    433,113
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       428,740
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,373)  $             (8,172)
Net realized gain (loss)                                                      98,258                 82,814
Realized gain distributions                                                   78,162                 21,324
Net change in unrealized appreciation (depreciation)                         256,693                 48,280
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            428,740                144,246
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     603,025                159,947
Cost of units redeemed                                                      (268,216)              (445,045)
Account charges                                                               (7,170)                (7,828)
                                                                --------------------   --------------------
Increase (decrease)                                                          327,639               (292,926)
                                                                --------------------   --------------------
Net increase (decrease)                                                      756,379               (148,680)
Net assets, beginning                                                        960,188              1,108,868
                                                                --------------------   --------------------
Net assets, ending                                              $          1,716,567   $            960,188
                                                                ====================   ====================

Units sold                                                                    60,696                 18,337
Units redeemed                                                               (32,553)               (54,422)
                                                                --------------------   --------------------
Net increase (decrease)                                                       28,143                (36,085)
Units outstanding, beginning                                                 117,828                153,913
                                                                --------------------   --------------------
Units outstanding, ending                                                    145,971                117,828
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         19,492,356
Cost of units redeemed                                                                          (16,340,524)
Account charges                                                                                    (153,797)
Net investment income (loss)                                                                       (109,426)
Net realized gain (loss)                                                                         (3,036,138)
Realized gain distributions                                                                       1,381,611
Net change in unrealized appreciation (depreciation)                                                482,485
                                                                                       --------------------
Net assets                                                                             $          1,716,567
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         12.88                27   $           343               N/A              46.5%
12/31/2012                        8.79                27               239               N/A              14.7%
12/31/2011                        7.67                42               322               N/A               1.4%
12/31/2010                        7.56                42               317               N/A              31.8%
12/31/2009                        5.74                39               222               N/A              39.4%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         11.51               119   $         1,374              1.30%             44.7%
12/31/2012                        7.96                91               721              1.30%             13.2%
12/31/2011                        7.03               112               787              1.30%              0.1%
12/31/2010                        7.03               104               732              1.30%             30.1%
12/31/2009                        5.40               107               577              1.30%             37.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.5%
2012                               0.2%
2011                               0.2%
2010                               0.3%
2009                               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO - 921925202

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    16,258,687   $    16,299,059         1,386,654
                                                                         ===============   ===============
Receivables: investments sold                                    6,773
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    16,265,460
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,179,347           160,235   $          7.36
Band B                                                      15,086,113         2,294,342              6.58
                                                       ---------------   ---------------
Total                                                  $    16,265,460         2,454,577
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       542,394
Mortality & expense charges                                                                       (228,304)
                                                                                           ---------------
Net investment income (loss)                                                                       314,090
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           262,289
Realized gain distributions                                                                        241,063
Net change in unrealized appreciation (depreciation)                                            (1,490,672)
                                                                                           ---------------
Net gain (loss)                                                                                   (987,320)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (673,230)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            314,090   $            389,226
Net realized gain (loss)                                                     262,289                400,251
Realized gain distributions                                                  241,063                223,139
Net change in unrealized appreciation (depreciation)                      (1,490,672)              (366,500)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (673,230)               646,116
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,979,577              4,717,654
Cost of units redeemed                                                    (7,043,371)            (8,022,999)
Account charges                                                             (148,586)              (194,088)
                                                                --------------------   --------------------
Increase (decrease)                                                       (5,212,380)            (3,499,433)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (5,885,610)            (2,853,317)
Net assets, beginning                                                     22,151,070             25,004,387
                                                                --------------------   --------------------
Net assets, ending                                              $         16,265,460   $         22,151,070
                                                                ====================   ====================

Units sold                                                                   311,776                708,215
Units redeemed                                                            (1,085,763)            (1,227,686)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (773,987)              (519,471)
Units outstanding, beginning                                               3,228,564              3,748,035
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,454,577              3,228,564
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         43,380,716
Cost of units redeemed                                                                          (29,794,565)
Account charges                                                                                    (912,375)
Net investment income (loss)                                                                      1,765,964
Net realized gain (loss)                                                                          1,163,263
Realized gain distributions                                                                         702,829
Net change in unrealized appreciation (depreciation)                                                (40,372)
                                                                                       --------------------
Net assets                                                                             $         16,265,460
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.36               160   $         1,179               N/A              -2.3%
12/31/2012                        7.53               196             1,479               N/A               4.0%
12/31/2011                        7.24               197             1,427               N/A               7.7%
12/31/2010                        6.73               198             1,331               N/A               6.5%
12/31/2009                        6.32               190             1,201               N/A               5.9%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          6.58             2,294   $        15,086              1.30%             -3.6%
12/31/2012                        6.82             3,032            20,672              1.30%              2.7%
12/31/2011                        6.64             3,551            23,577              1.30%              6.3%
12/31/2010                        6.25             3,461            21,624              1.30%              5.1%
12/31/2009                        5.94             3,245            19,290              1.30%              4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               2.8%
2012                               2.9%
2011                               3.1%
2010                               3.5%
2009                               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The AUL American Individual Variable Annuity Unit Trust ("Variable Account") was established by American United Life Insurance Company ("AUL") on November 11, 1998, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1999. The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by:

FUND FAMILY
Alger
AllianceBernstein
American Century
Calvert
Columbia
Dreyfus
Fidelity
Franklin Templeton
Invesco
Janus
Neuberger Berman
OneAmerica
Pioneer
Royce Capital
T. Rowe Price
Timothy
Vanguard

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2013. This includes subaccounts for which there have been no investing transactions or income and expense transactions commenced during 2013.

For years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

Accumulation unit values and total returns for subaccounts with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year less any contractual expense rates, if applicable.

               AUL American Individual Variable Annuity Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

UNITS OUTSTANDING AND ACCUMULATION UNIT VALUE

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

Based upon the contract issued, the Variable Account issues two bands of units. The table below illustrates the band of units issued by contract:

                BAND A(1)                               BAND B(1)
      -----------------------------         ---------------------------------
      Select Point Variable Annuity         Star Point Variable Annuity
      Direct Point Variable Annuity         Voyage Protector Variable Annuity

----------
(1)Refer to footnote 2 for further information

FAIR VALUE MEASUREMENTS

The value of the investments is based on the closing Net Asset Value ("NAV") per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below. Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gains distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using the first in, first out accounting basis.

Various inputs are used in determining the value of the Variable Account's subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account's own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

               AUL American Individual Variable Annuity Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following is a summary of the inputs used as of December 31, 2013 in valuing the Variable Account's subaccount investments carried at fair value:

          VALUATION INPUTS                                       INVESTMENTS
          -------------------------------------------------------------------
          Level 1 - Quoted Prices                              $  737,716,461
          Level 2 - Other Significant Observable Inputs        $            0
          Level 3 - Significant Unobservable Inputs            $            0
                                                               --------------
          TOTAL                                                $  737,716,461
                                                               --------------

It is the Variable Account's policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2013, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

RELATED PARTY TRANSACTIONS

OneAmerica Asset Management, LLC ("OAM"), an affiliate of AUL, serves as the investment advisor for OneAmerica Funds, Inc. (the "Fund"), a mutual fund offered within the Variable Account. The Fund is comprised of Value, Money Market, Asset Director, Investment Grade Bond, and Socially Responsive (not available for the Variable Account) portfolios. The Fund has an investment advisory agreement with OAM. Under the investment advisory agreement, OAM is compensated for its services by an annual fee based on the average daily net assets of each portfolio as follows:

          Value             0.50%          Investment Grade Bond   0.50%
          Money Market      0.40%          Asset Director          0.50%

Such fees are included in the calculation of the NAV per share of the underlying mutual fund.

TAXES

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

               AUL American Individual Variable Annuity Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Management of the Variable Account has reviewed all open tax years (2010-2013) of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account's Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

REPORTING PERIODS

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

2. ACCOUNT CHARGES

                                     BAND A

NO WITHDRAWAL CHARGE CONTRACT (DIRECTPOINT): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges of 1.45% per year for the first 10 policy years and 1.35% per year thereafter, (3) an annual contract charge of $30 each year in which an account value does not exceed a specific amount, and (4) other charges for federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account. No other charges are currently being assessed. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

WITHDRAWAL CHARGE CONTRACT (SELECTPOINT): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges range from 1.10% to 1.25% per year, (3) an annual contract charge of $30 each year in which an account value does not exceed a specific amount, (4) other charges for federal, state, or local income taxes (if incurred by AUL) that are attributable to the Variable Account, and (5) withdrawal charges ranging from 10% decreasing to 0%, depending on

               AUL American Individual Variable Annuity Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. ACCOUNT CHARGES (CONTINUED)

policy duration, for flexible premium contracts, and 7% decreasing to 0%, depending on policy duration, for one year flexible premium contracts. A 12% free withdrawal amount provision may apply. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

All account charges, including mortality and expense charges, are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Total account charges for Band A during the years ended December 31, 2013 and 2012 were $1,229,406 and $1,289,584, respectively.

                                     BAND B

WITHDRAWAL CHARGE CONTRACT (STAR POINT AND VOYAGE PROTECTOR): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges of 1.15% per year, (3) an annual contract fee of up to $50.00 per year in which the account value does not exceed a specified amount, (4) administrative fee of 0.15% per year, (5) withdrawal charges on surrenders exceeding 12% of the account value that range from 7% decreasing to 0%, depending on the policy duration, (6) a transfer charge for all transfers in excess of 24 per contract year, and (7) other charges for federal, state or local income taxes incurred by AUL that are attributable to the Variable Account. No other charges are currently being assessed. The cost of additional riders is assessed on a monthly basis and will vary depending upon the riders chosen.

The mortality and expense charges and administrative fees are recorded as a reduction of unit value. The administrative fee is included in the mortality and expense charge reported on the Statement of Operations. Total mortality and expense charges and administrative fees for Band B during the years ended December 31, 2013 and 2012 were $8,396,480 and $8,511,495, respectively. Other account charges are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Total account charges for Band B during the years ended December 31, 2013 and 2012 were $4,332,202 and $4,774,335, respectively.

3. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013, by each subaccount, are shown below:

FUND NAME                                                           CLASS           PURCHASES           SALES
------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth                                         I-2               $       156,555   $     2,245,292
Alger Small Cap Growth                                         I-2                     3,296,030         3,292,824
AllianceBernstein VPS International Growth                     A                          54,557            19,964

               AUL American Individual Variable Annuity Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                           CLASS           PURCHASES           SALES
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value                      A                 $     2,169,718   $     4,553,360
AllianceBernstein VPS International Value                      A                          63,106            23,595
American Century VP International                              I                         844,793         1,542,618
American Century VP Mid Cap Value Fund                         II                         59,484            55,714
American Century VP Ultra                                      I                          12,676            63,920
American Century VP Vista                                      I                          82,030           175,077
American Century VP Income & Growth                            I                         472,667         1,027,785
Calvert VP SRI Mid Cap Growth                                                            291,410           164,323
Columbia Variable Portfolio Small Cap Value                    A                         819,181        15,496,745
Columbia Variable Port-US Gov't Mortgage Fund                  A                          18,018            14,928
Dreyfus Investment Port. Technology Growth                     Service                   108,604           297,288
Dreyfus VIF Appreciation Portfolio                             Service                    62,443           160,607
Dreyfus IP Small Cap Stock Index Portfolio                     Service                   245,496             5,612
Fidelity VIP Asset Manager Portfolio                           Initial                   224,629           839,355
Fidelity VIP Equity Income                                     Initial                   980,816         1,690,587
Fidelity VIP Growth                                            Initial                   351,351         1,899,312
Fidelity VIP High Income                                       Initial                   860,311         2,400,297
Fidelity VIP Index 500                                         Initial                 4,739,543        12,124,706
Fidelity VIP ContraFund                                        Initial                   820,408         5,566,926
Fidelity VIP Overseas                                          Initial                   355,353         1,051,908
Fidelity VIP Mid Cap Portfolio                                 Service 2               1,273,734         2,568,521
Fidelity VIP Freedom Income Portfolio                          Initial                    36,747           300,486
Fidelity VIP Freedom 2005 Portfolio                            Initial                    61,254               460
Fidelity VIP Freedom 2010 Portfolio                            Initial                   310,484           500,796
Fidelity VIP Freedom 2015 Portfolio                            Initial                    38,247           149,882
Fidelity VIP Freedom 2020 Portfolio                            Initial                   219,942            69,605
Fidelity VIP Freedom 2025 Portfolio                            Initial                   223,189           328,274
Fidelity VIP Freedom 2030 Portfolio                            Initial                   143,538           234,344
Templeton Global Bond Securities                               1                         513,017           845,254
Franklin Small Cap Value Securities                            1                      13,933,344         1,582,922
Franklin Templeton VIP Founding Funds Allocation               1                          51,167           149,014
Templeton Foreign Securities Fund                              2                       3,352,947         9,948,645
Invesco V.I. Mid Cap Growth Fund                               Series I                   18,762           200,640
Invesco V.I. Global Real Estate Fund                           Series I                2,262,307         4,443,714
Invesco V.I. Global Health Care Fund                           Series I                  284,030           256,295
Invesco V.I. Utilities Fund                                    Series I                  673,746           691,829
Invesco V.I. High Yield Fund                                   Series I                5,012,419         3,168,772
Invesco V.I. Core Equity Fund                                  Series II                      92             1,653

               AUL American Individual Variable Annuity Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                           CLASS           PURCHASES           SALES
------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund                         Series II         $     4,287,266   $     7,900,326
Invesco V.I. Diversified Dividend Fund                         Series I                   13,307           182,278
Janus Aspen Flexible Bond Portfolio                            Institutional          13,373,695        18,467,851
Janus Aspen Forty Portfolio                                    Institutional              70,289           199,599
Janus Aspen Overseas                                           Service                    19,075           118,292
Janus Aspen Perkins Mid Cap Value Portfolio                    Service                    84,419            63,762
Janus Aspen Global Research Portfolio                          Institutional             162,535         1,479,323
Neuberger Berman AMT Mid Cap Growth Portfolio                  S                         203,895            90,281
Neuberger Berman Mid Cap Intrinsic Value                       I                          80,705           287,135
Neuberger Berman AMT Small Cap Growth Portfolio                S                          64,164            96,838
Neuberger Berman Short Duration Bond Portfolio                 I                         349,828           397,397
OneAmerica Asset Director Portfolio                            O                       1,271,544         7,579,571
OneAmerica Investment Grade Bond Portfolio                     O                       4,864,731        12,500,547
OneAmerica Money Market Portfolio                              O                      34,718,222        39,641,072
OneAmerica Value Portfolio                                     O                       2,113,740         8,893,955
Pioneer Emerging Markets VCT                                   I                       2,072,963         1,673,594
Pioneer Select Mid Cap Growth VCT                              I                         207,606           675,630
Pioneer Fund VCT Portfolio                                     I                       3,304,853        16,757,882
Pioneer Equity Income VCT Portfolio                            II                         81,067            45,881
Royce Capital Fund Small Cap                                   Investor                  101,758           249,293
T. Rowe Price Blue Chip Growth Portfolio                       I                       3,543,008         6,445,789
T. Rowe Price Mid Cap Growth Portfolio                         I                         356,358         3,316,634
T. Rowe Price Limited Term Bond Portfolio                      I                      15,900,822        14,254,095
T. Rowe Price Equity Income Portfolio                          I                         980,276         4,340,379
Timothy Conservative Growth Variable                                                   2,016,439        10,119,140
Timothy Strategic Growth Variable                                                      6,712,391         2,824,463
Vanguard VIF Diversified Value                                                         5,402,582         6,549,030
Vanguard VIF Mid Cap Index Portfolio                                                   1,744,016         5,162,248
Vanguard VIF Small Company Growth Portfolio                                              632,178           315,989
Vanguard VIF Total Bond Market Index Portfolio                                         2,128,294         7,568,978
                                                                                 ---------------   ---------------
TOTAL                                                                            $   152,360,171   $   258,351,101
                                                                                 ---------------   ---------------

               AUL American Individual Variable Annuity Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INDEMNIFICATIONS

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.












                 ONEAMERICA FINANCIAL
                 PARTNERS, INC.
                 REPORT OF INDEPENDENT AUDITORS
                 ON CONSOLIDATED FINANCIAL STATEMENTS
                 DECEMBER 31, 2013, 2012 AND 2011

[PWC LOGO]


                          INDEPENDENT AUDITOR'S REPORT

To the Board of Directors of American United Mutual Insurance Holding Company and Shareholder of OneAmerica Financial Partners, Inc.:

We have audited the accompanying consolidated financial statements of OneAmerica Financial Partners, Inc. and its subsidiaries (the "Company"), which comprise the consolidated balance sheets as of December 31, 2013 and 2012, and the related consolidated statements of comprehensive income, of changes in shareholder's equity and of cash flows for each of the three years in the period ended December 31, 2013.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in accordance with accounting principles generally accepted in the United States of America.

March 21, 2014

/s/ PRICEWATERHOUSE COOPERS, LLP

PRICEWATERHOUSECOOPERSLLP, 101W.WASHINGTON STREET, SUITE 1300, INDIANAPOLIS, IN 46204 T:(317) 222 2202, F: (317) 940 7660, www.pwc.com/us

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED BALANCE SHEETS


                                                                          DECEMBER 31,
                                                             -----------------------------------
(IN MILLIONS)                                                       2013                   2012
------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS
     Fixed maturities - available for sale, at fair value:
       (amortized cost:  2013 - $12,822.8; 2012 - $12,129.3)  $ 13,269.4             $ 13,603.9
     Equity securities at fair value:
       (cost:  2013 - $106.4; 2012 - $90.1)                        104.9                   90.5
     Mortgage loans                                              1,762.3                1,653.4
     Real estate, net                                               49.2                   49.4
     Policy loans                                                  286.6                  270.9
     Short-term and other invested assets                           55.9                   48.0
     Cash and cash equivalents                                     264.2                  225.2
------------------------------------------------------------------------------------------------
       TOTAL INVESTMENTS                                        15,792.5               15,941.3
------------------------------------------------------------------------------------------------
Accrued investment income                                          148.3                  150.7
Reinsurance receivables                                          2,429.0                2,417.5
Deferred acquisition costs                                         537.0                  209.3
Value of business acquired                                          35.5                   31.9
Property and equipment, net                                         50.4                   49.1
Insurance premiums in course of collection                           8.5                    4.9
Federal income taxes recoverable                                     8.5                      -
Other assets                                                       126.9                  120.5
Assets held in separate accounts                                12,148.3                9,716.3
------------------------------------------------------------------------------------------------
       TOTAL ASSETS                                           $ 31,284.9             $ 28,641.5
------------------------------------------------------------------------------------------------
LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES
     Policy reserves                                          $ 14,839.4             $ 14,062.9
     Other policyholder funds                                    1,404.1                1,413.4
     Pending policyholder claims                                   180.0                  192.3
     Surplus notes and notes payable                               275.0                  275.0
     Federal income taxes                                          146.5                  348.2
     Other liabilities and accrued expenses                        286.5                  343.6
     Deferred gain on indemnity reinsurance                         41.8                   46.0
     Liabilities related to separate accounts                   12,148.3                9,716.3
------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES                                        29,321.6               26,397.7
------------------------------------------------------------------------------------------------
SHAREHOLDER'S EQUITY
     Common stock, no par value - authorized
       1,000 shares; issued and outstanding 100 shares                 -                      -
     Retained earnings                                           1,764.1                1,648.1
     Accumulated other comprehensive income:
       Unrealized appreciation of securities, net of tax           220.2                  665.1
       Benefit plans, net of tax                                   (21.0)                 (69.4)
------------------------------------------------------------------------------------------------
       TOTAL SHAREHOLDER'S EQUITY                                1,963.3                2,243.8
------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY             $ 31,284.9             $ 28,641.5
------------------------------------------------------------------------------------------------



        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED
                             FINANCIAL STATEMENTS.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                                       YEAR ENDED DECEMBER 31
                                                            ------------------------------------
(IN MILLIONS)                                                      2013        2012        2011
------------------------------------------------------------------------------------------------
REVENUES:
      Insurance premiums and other considerations            $    409.3  $    378.0  $    399.5
      Policy and contract charges                                 199.8       195.0       183.0
      Net investment income                                       770.0       760.3       733.7
      Realized investment gains (losses)                           (0.3)       30.4        24.4
      Other income                                                 41.4        37.7        46.3
------------------------------------------------------------------------------------------------
       TOTAL REVENUES                                           1,420.2     1,401.4     1,386.9
------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
      Policy benefits                                             406.1       412.1       417.0
      Interest expense on annuities and financial products        366.5       365.7       349.7
      General operating expenses                                  264.0       254.2       259.9
      Commissions                                                  84.7        77.9        76.3
      Amortization                                                 82.7        80.5        79.2
      Dividends to policyholders                                   31.9        30.5        28.4
      Interest expense on surplus notes and notes payable          19.8        19.8        19.8
------------------------------------------------------------------------------------------------
       TOTAL BENEFITS AND EXPENSES                              1,255.7     1,240.7     1,230.3
------------------------------------------------------------------------------------------------
Income before income tax expense                                  164.5       160.7       156.6
Income tax expense                                                 48.5        50.6        50.2
------------------------------------------------------------------------------------------------
       NET INCOME                                            $    116.0  $    110.1  $    106.4
------------------------------------------------------------------------------------------------
OTHER COMPREHENSIVE INCOME (LOSS):
      Unrealized appreciation (depreciation) of securities,
        net of tax                                               (444.9)      102.3       173.9
      Benefit plans, net of tax                                    48.4       (10.0)      (24.7)
------------------------------------------------------------------------------------------------
      Other comprehensive income (loss)                          (396.5)       92.3       149.2
------------------------------------------------------------------------------------------------
       COMPREHENSIVE INCOME (LOSS)                           $   (280.5) $    202.4  $    255.6
------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                            YEAR ENDED DECEMBER 31
                                                                             --------------------------------------------
(IN MILLIONS)                                                                          2013          2012           2011
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCK
Balance as of beginning of year                                                           -             -              -
Issued stock                                                                              -             -              -
Retirement of stock                                                                       -             -              -
      Balance as of the end of the year                                                   -             -              -
-------------------------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
Balance as of beginning of year                                               $     1,648.1  $    1,538.0  $     1,431.6
Net income                                                                            116.0         110.1          106.4
      Balance as of the end of the year                                       $     1,764.1  $    1,648.1  $     1,538.0
-------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance as of beginning of year                                               $       595.7  $      503.4  $       354.2
Other comprehensive income (loss), net of tax                                        (396.5)         92.3          149.2
      Balance as of the end of the year                                       $       199.2  $      595.7  $       503.4
-------------------------------------------------------------------------------------------------------------------------
BALANCE AS OF THE END OF THE YEAR                                             $     1,963.3  $    2,243.8  $     2,041.4
-------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                          YEAR ENDED DECEMBER 31
                                                                            ---------------------------------------------
(IN MILLIONS)                                                                         2013           2012           2011
-------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                   $       116.0  $       110.1  $       106.4
Adjustments to reconcile net income to net cash:
         Amortization                                                                 82.7           80.5           79.2
         Depreciation                                                                  9.6           12.2           12.2
         Deferred taxes                                                               11.9            2.8           (3.9)
         Realized investment gains, net                                                0.3          (30.4)         (24.4)
         Policy acquisition costs capitalized                                       (107.7)        (101.5)        (102.1)
         Interest credited to deposit liabilities                                    337.7          333.7          323.8
         Fees charged to deposit liabilities                                         (83.6)         (88.4)         (79.7)
         Amortization and accrual of investment income                               (15.4)          (6.4)         (11.0)
         Increase in insurance liabilities                                           120.9          145.0          126.6
         Increase in other assets                                                    (30.3)         (26.3)        (106.4)
         Increase (decrease) in other liabilities                                     (1.5)          20.8          (28.9)

-------------------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                                            440.6          452.1          291.8
-------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
      Purchases:
         Fixed maturities, available-for-sale                                     (2,415.5)      (2,267.9)      (2,306.4)
         Equity securities                                                           (24.0)         (25.3)         (10.6)
         Mortgage loans                                                             (300.1)        (256.4)        (268.3)
         Real estate                                                                  (4.5)         (10.2)          (2.3)
         Short-term and other invested assets                                        (21.0)         (15.5)         (10.7)
      Proceeds from sales, calls or maturities:
         Fixed maturities, available-for-sale                                      1,749.5        1,286.3        1,404.1
         Equity securities                                                             7.6            0.4            4.1
         Mortgage loans                                                              191.3          222.9          187.1
         Real estate                                                                     -            6.4              -
         Short-term and other invested assets                                         14.5            4.2            2.2
      Net transfer from disposal of stop loss operations                                 -              -           (8.7)
      Purchase of company owned life insurance                                        (5.0)         (50.0)             -
-------------------------------------------------------------------------------------------------------------------------
Net cash used by investing activities                                               (807.2)      (1,105.1)      (1,009.5)
-------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
         Deposits to insurance liabilities                                         3,561.5        3,296.1        3,302.6
         Withdrawals from insurance liabilities                                   (3,140.2)      (2,702.9)      (2,447.8)
         Other                                                                       (15.7)          (8.5)          (9.6)
-------------------------------------------------------------------------------------------------------------------------
Net cash provided by financing activities                                            405.6          584.7          845.2
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                  39.0          (68.3)         127.5
-------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR                                          225.2          293.5          166.0
-------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS END OF YEAR                                        $       264.2  $       225.2  $       293.5
-------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

  OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of OneAmerica and its subsidiaries; American United Life Insurance Company (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company
  (PML), and McCready and Keene, Inc (MCAK). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

  The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Business is conducted through three primary operating divisions:

  - The Retirement Services division offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company's career agents.

  - The Individual division offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products are distributed through a career agency force, brokers, personal producing general agents and banks.

  - The Employee Benefits division offers traditional and voluntary group life and disability products primarily to employer groups. These products are distributed through regional sales representatives, selling through brokers, agents and marketing alliances, third party administrators and managing general underwriters.

2. SIGNIFICANT ACCOUNTING POLICIES

   BASIS OF PRESENTATION

  The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Intercompany transactions have been eliminated. AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in
  Note 14-STATUTORY INFORMATION.

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS

  Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, and equity securities are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in accumulated other comprehensive income, net of deferred taxes and valuation adjustments for deferred acquisition costs and value of new business acquired.

  Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

  Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in "Realized investment gains". The allowance for loan losses is based upon an estimate utilizing various methodologies, including discounted cash flows of the amount of the loan that will not be collected according to the terms of the loan agreement. For further detail refer to Note 4-INVESTMENTS.

  Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment in real estate is net of accumulated depreciation of $68.4 million and $65.1 million at December 31, 2013 and 2012, respectively. Depreciation expense for investment in real estate amounted to $3.3 million, $3.6 million and $3.5 million for 2013, 2012, and 2011, respectively.

  Policy loans are carried at their unpaid balance not to exceed the cash surrender value of the related policies. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at market value. Short-term financial instruments with durations less than three months are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value. Corporate owned life insurance is included in other assets and is carried at cash surrender value.

  Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. The Company consistently uses the most recently available financial information provided by the investee, which is generally one to three months prior to the end of our reporting period.

  Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. GAAP requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. In accordance with the Company's investment impairment policy, factors considered in determining whether declines in the fair value of securities are other-than-temporary include 1) the significance of the decline, 2) the intent to sell the investment and likelihood the Company will be required to sell the security before recovery of its amortized cost, 3) the time period during which there has been a significant decline in value, and 4) a fundamental analysis of the liquidity, business prospects, and overall financial condition of the issuer. For fixed maturity securities that are in an unrealized loss position, an other-than-temporary impairment must be recognized in earnings when the Company either has the intent to sell the security, or it is more likely than not the Company will be required to sell before its anticipated recovery. The impairment represents the full difference between the security's amortized cost basis and its fair value at the impairment measurement date. In addition, if the Company determines it does not expect to recover the amortized cost basis of fixed maturity securities (even if it does not intend to sell or will not be required to sell these securities), the credit portion of the impairment loss is recognized in net income and the non-credit portion, if any, is recognized in a separate component of shareholder's equity. The credit portion is the difference between the amortized cost basis of the fixed maturity security and the net present value of its projected future cash flows. Projected future cash flows are based on qualitative and quantitative factors, including the probability of default, and the estimated timing and amount of recovery. The cost basis of equity securities is written down to fair value through earnings, when management does not expect to recover cost, or if the Company cannot demonstrate its intent and ability to hold the investment to full recovery.

   DEFERRED POLICY ACQUISITION COSTS

  The costs of acquiring new business have been deferred to the extent that such costs are directly related to the successful acquisition or renewal of insurance contracts and are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable distribution expenses. These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:

  - For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

  - For universal life policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

  - For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits. For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

  - For miscellaneous group life and health policies, over the premium rate guarantee period.

  For universal life contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

  A significant assumption in the amortization of deferred acquisition costs for the variable annuity and variable universal life insurance products relates to projected separate account performance. Management sets estimated gross profit assumptions using a long-term view of expected average market returns by applying a reversion to the mean approach. Under this approach, the Company considers actual returns over a period of time and adjusts future projected returns for the next four years so that the assets grow at the expected rate of return for that entire period. If the projected future rate of return is greater than our maximum future rate of return (15 percent), the maximum future rate of return is used; if the projected future rate of return is less than our minimum future rate of return (0 percent), the minimum future rate of return is used. The future projected return beginning in 2016 is 8.50 percent. These rates are stated prior to any charges that the Company assesses or recognizes on the accumulated balances, but net of fund management fees of the separate accounts.

  Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income" and this adjustment is reflected as "valuation adjustment" in Note 5-OTHER COMPREHENSIVE INCOME, Note 6-DEFERRED POLICY ACQUISITION COSTS, and Note 7-VALUATION OF BUSINESS ACQUIRED. The valuation adjustment for certain products includes the estimated impact of loss recognition that would result if the unrealized gains or losses were to be realized. The valuation adjustment for certain products is limited based on the original capitalized amount.

  Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated at least annually.

   PROPERTY AND EQUIPMENT

  Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $135.7 million and $130.1 million as of December 31, 2013 and 2012, respectively. Buildings are depreciated over 45 years and equipment is generally depreciated over three to ten years. Depreciation expense for 2013, 2012 and 2011 was $6.3 million, $8.6 million and $8.7 million, respectively.

   ASSETS HELD IN SEPARATE ACCOUNTS

  Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

   PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

  The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs. Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest credited to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

   INVESTMENT INCOME

  Investment income is recognized as earned, net of related investment expenses.

   RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS

  Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for traditional and nonparticipating insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued and do not change unless a premium deficiency exists. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

   TRUST ASSETS

  The Company administers defined contribution plans in connection with its McCready & Keene, Inc. operation through a trust solution as a service to its customers. Trust assets under administration totaled $5,089.1 million and $4,330.9 million at December 31, 2013 and 2012, respectively.

  These trust assets are held at a third party financial institution and are not considered assets of the Company and, therefore, are not included in the accompanying consolidated balance sheets. However, the Company could be held contingently liable for the disposition of these assets.

   REINSURANCE

  The Company reinsures certain risk in the normal course of business to various reinsurers. These reinsurance arrangements are utilized to manage the level of risk retained or in connection with certain transactions. Reinsurance receivables are reported on a gross basis in the consolidated balance sheets while reinsurance premiums and benefits are reported on a net basis in the consolidated statements of comprehensive income. The reinsurance receivables in the consolidated balance sheets included paid and unpaid recoverables of $74.0 million and $2,355.0 million, respectively as of December 31, 2013. The paid and unpaid recoverables were $83.0 million and $2,334.5 million, respectively as of December 31, 2012. Refer to Note 11 - REINSURANCE for further details.

   POLICYHOLDERS' DIVIDENDS

  Policyholders' dividends on participating policies are based upon actuarial determinations that take into consideration mortality experience, interest, and expenses attributable to the related policies. The dividend scale is approved annually by the Board of Directors.

   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

  The Company's liability for policy reserves includes the following guarantees on variable annuity contracts; Guarantee Minimum Death Benefits (GMDB), Guaranteed Minimum Income Benefits (GMIB), Guarantee Minimum Accumulation Benefits (GMAB), and Guaranteed Minimum Withdrawal Benefits (GMWB). The GMAB, GMWB, and a small block of GMIB benefits contain embedded derivatives (refer to Note 15-FAIR VALUE) which as of February 2009, the Company discontinued writing these benefits. The embedded derivatives are bifurcated from the account value reserves and recorded at fair value, with changes in the fair value included in policy benefits.

  The Company's exposure to and reserves for these benefits is summarized below. Some variable annuity contracts may contain both a death benefit guarantee and either a GMIB, GMAB, or GMWB. The total account value for our variable annuities that offer some type of guarantee was $1,337.8 million and $1,264.2 million at December 31, 2013 and 2012, respectively.

                                                                                                AS OF DECEMBER 31,
                                                                                       ---------------------------------
      (IN MILLIONS)                                                                              2013              2012
------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Death Benefit
      Total account value                                                               $     1,337.8    $      1,264.2
      Net amount at risk *                                                                       15.5              29.5
      GAAP reserve                                                                                1.0               1.0

Guaranteed Minimum Income Benefit
      Total account value                                                               $       212.7    $        226.5
      GAAP reserve                                                                               12.0              18.3

Guaranteed Minimum Accumulated Benefit
      Total account value                                                               $        10.2    $         11.7
      GAAP reserve                                                                                  -               0.3

Guaranteed Minimum Withdrawal Benefit
      Total account value                                                               $       145.1    $        141.4
      GAAP reserve                                                                                1.1              13.2
------------------------------------------------------------------------------------------------------------------------

  * REPRESENTS THE AMOUNT OF DEATH BENEFIT IN EXCESS OF THE ACCOUNT VALUE.

  In accordance with the authoritative guidance on Certain Nontraditional Long Duration Contracts under GAAP, the Company defers certain sales inducements and amortizes them over the anticipated life of the policy. Sales inducements deferred totaled $3.9 million, $2.3 million and $2.7 million for 2013, 2012 and 2011, respectively. Amounts amortized totaled $6.8 million, $4.5 million and $0.2 million for 2013, 2012 and 2011, respectively. The unamortized balance of deferred sales inducements is included in "other assets" and totaled $27.3 million and $30.1 million at December 31, 2013 and 2012, respectively.

   INCOME TAXES

  The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and GAAP basis. The application of GAAP requires the Company to evaluate the recovery of deferred tax assets and establish a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized.

  Uncertain tax positions are recognized, measured, presented and disclosed in the financial statements according to authoritative guidance. The Company evaluates uncertain tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable taxing authority. Uncertain tax positions that meet the "more likely than not" recognition threshold are then evaluated as to the amount of the related tax benefits that can be recognized. The Company would recognize interest and penalties, if any, related to unrecognized tax benefits. Unrecognized tax benefits resulting from uncertain tax positions were $2.3 million as of December 31, 2013. The Company did not record a liability for unrecognized tax benefits in income tax expense in 2012. For further detail refer to Note 10-TAXES.

   COMPREHENSIVE INCOME

  Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, net unrealized gains (losses) on available-for-sale securities and changes in benefits plans, including changes in the pension liability.

   DERIVATIVES

  Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value, including certain embedded derivatives. The Company's GMAB, GMWB, a small block of GMIB, and fixed indexed annuity benefits contain embedded derivatives. Refer to "Certain Nontraditional Long-Duration Contracts" above and Note 15-FAIR VALUE for additional information.

  The Company entered into over-the-counter option transactions as a hedge against the risk associated with changes in the estimated fair values of the Company's liabilities. The Company also uses swaptions as an economic hedge to protect against a significant interest rate increase which could result in realized capital losses. Management did not elect to use hedge accounting, but the derivatives do provide an assumed economic hedge against certain anticipated transactions. The contracts are recorded at cost and subsequently marked to market, with the change reported as a realized gain or loss. The fair value of these derivative investments were $1.6 million and $1.3 million as of December 31, 2013 and 2012, respectively.

   GOODWILL AND OTHER INTANGIBLE ASSETS

  The Company accounts for all business combinations under the purchase method in accordance with authoritative guidance. Intangible assets acquired, either individually or with a group of other assets, are recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. Qualitative factors of the intangible assets are reviewed to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. All indefinite lived intangible assets are tested for impairment at least annually. The Company performed goodwill testing in 2013 and 2012 and determined the carrying value of goodwill was not impaired.

  Total goodwill, which is included in "other assets" on the consolidated balance sheet, was $6.1 million at both December 31, 2013 and 2012.

  The Company reports a financial asset representing the value of business acquired ("VOBA"), which is an intangible asset with a finite life. VOBA represents the present value of future profits embedded in acquired insurance and annuity contracts. VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the underlying contracts and anticipated future experience, which is updated periodically. The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised. Recoverability of the unamortized balance of VOBA is evaluated regularly. For further detail refer to Note 3-ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS and Note 7-VALUE OF BUSINESS ACQUIRED.

   RECENT ACCOUNTING PRONOUNCEMENTS

  In February 2013, the FASB issued updated guidance regarding the presentation of comprehensive income. Under the guidance, an entity is required to separately present information about significant items reclassified out of accumulated other comprehensive income by component as well as changes in accumulated other comprehensive income balances by component in either the financial statements or the notes to the financial statements. The guidance does not change the items that are reported in other comprehensive income, does not change when an item within other comprehensive income must be reclassified to net income, and does not amend any existing requirements for reporting net income or other comprehensive income. For nonpublic companies, the guidance is effective for the annual reporting period beginning after December 15, 2013. The Company will adopt this guidance in the 2014 consolidated financial statements.

  In December 2011 and January 2013, the FASB issued updated guidance regarding the disclosure of recognized derivative instruments (including bifurcated embedded derivatives), repurchase agreements and securities borrowing/lending transactions that are offset in the statement of financial position or are subject to an enforceable master netting arrangement or similar agreement (irrespective of whether they are offset in the statement of financial position). This new guidance requires an entity to disclose information on both a gross and net basis about instruments and transactions within the scope of this guidance. This new guidance is effective for annual reporting periods after January 1, 2013 and should be applied retrospectively for all comparable periods presented. The Company's adoption of this guidance did not have an effect on the Company's consolidated financial statements.

  In May 2011, the FASB issued authoritative guidance to improve and align fair value measurements and disclosure requirements, to ensure that "fair value" has a consistent meaning in both GAAP and IFRS. The guidance does not require additional fair value measurements, but rather, provides additional guidance on how to measure fair value where its use is already required or permitted by other standards within GAAP. This guidance was effective for nonpublic entities for fiscal years beginning after December 15, 2011. The Company's adoption of this guidance did not have an effect on the Company's consolidated financial statements. In 2012, the Company adopted the additional qualitative disclosures as required for fair value measurements and included those disclosures in Note - 15 FAIR VALUE.

3. ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS

  On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company's reinsurance operations; including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERAC. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was $1,800.2 million at December 31, 2013.

  As a result of the ERAC transaction, a deferred gain was recorded on the Company's balance sheet in accordance with authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $4.1 million, $4.0 million and $4.0 million of the deferred gain amortization in 2013, 2012 and 2011, respectively. The deferred gain balance was $41.8 million and $46.0 million at December 31, 2013 and 2012, respectively.

4. INVESTMENTS

  The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:


                                                                        DECEMBER 31, 2013
--------------------------------------------------------------------------------------------------------
DESCRIPTION OF SECURITIES                                AMORTIZED         GROSS UNREALIZED     FAIR
(IN MILLIONS)                                              COST             GAINS   LOSSES     VALUE
--------------------------------------------------------------------------------------------------------
AVAILABLE-FOR-SALE:
        US government & agencies                       $      270.8        $  0.5  $ 46.0    $  225.3
        State & local government                              413.0          23.7     3.6       433.1
        Foreign government                                     22.9           2.5     0.9        24.5
        Corporate - public                                  7,279.7         491.4   137.9     7,633.2
        Corporate - private                                 2,199.3         144.5    60.7     2,283.1
        Residential mortgage-backed                         1,435.6          76.4    46.5     1,465.5
        Commercial mortgage-backed                            851.4          18.1    36.5       833.0
        Other asset and loan backed                           350.1          23.2     1.6       371.7
--------------------------------------------------------------------------------------------------------
                Total fixed maturities                     12,822.8         780.3   333.7    13,269.4
Equity securities                                             106.4           2.5     4.0       104.9
--------------------------------------------------------------------------------------------------------
                Total                                  $   12,929.2        $782.8  $337.7    $13,374.3
--------------------------------------------------------------------------------------------------------


                                                                        DECEMBER 31, 2012
--------------------------------------------------------------------------------------------------------
DESCRIPTION OF SECURITIES                                AMORTIZED         GROSS UNREALIZED     FAIR
(IN MILLIONS)                                              COST             GAINS   LOSSES     VALUE
--------------------------------------------------------------------------------------------------------
AVAILABLE-FOR-SALE:
US government & agencies                               $     138.4         $    1.8  $ 0.8    $   139.4
State & local government                                     385.4             66.9      -        452.3
Foreign government                                            24.2              4.8    0.2         28.8
Corporate - public                                         7,242.9            925.8    7.5      8,161.2
Corporate - private                                        2,094.2            267.1    2.4      2,358.9
Residential mortgage-backed                                1,394.8            146.5    2.0      1,539.3
Commercial mortgage-backed                                   634.8             53.9    0.2        688.5
Other asset and loan backed                                  214.6             20.9      -        235.5
--------------------------------------------------------------------------------------------------------
                Total fixed maturities                    12,129.3          1,487.7   13.1     13,603.9
Equity securities                                             90.1              0.8    0.4         90.5
--------------------------------------------------------------------------------------------------------
                Total                                  $  12,219.4         $1,488.5  $13.5    $13,694.4
--------------------------------------------------------------------------------------------------------

  The following tables show the gross unrealized losses and the fair value of the Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

  Gross unrealized loss positions for fixed maturities as of December 31, 2013:


------------------------------------------------------------------------------------------------------------------------
                                        LESS THAN 12 MONTHS              12 MONTHS OR MORE             TOTAL
                                    -------------------------   ---------------------------  ---------------------------
DESCRIPTION OF SECURITIES               FAIR       UNREALIZED       FAIR      UNREALIZED          FAIR      UNREALIZED
(IN MILLIONS)                           VALUE        LOSSES        VALUE        LOSSES            VALUE       LOSSES
------------------------------------------------------------------------------------------------------------------------
US government & agencies           $      189.1  $      44.9     $       9.4  $        1.1    $      198.5  $      46.0
State & local government                   71.6          3.6               -             -            71.6          3.6
Foreign government                          2.9          0.1             4.4           0.8             7.3          0.9
Corporate - public                      1,853.7        106.1           214.1          31.8         2,067.8        137.9
Corporate - private                       681.8         54.0            39.3           6.7           721.1         60.7
Residential mortgage-backed               409.5         30.0            74.9          16.5           484.4         46.5
Commercial mortgage-backed                445.6         36.5               -             -           445.6         36.5
Other asset and loan backed                35.1          1.6               -             -            35.1          1.6
------------------------------------------------------------------------------------------------------------------------
                                   $    3,689.3  $     276.8     $     342.1  $       56.9    $    4,031.4  $     333.7
------------------------------------------------------------------------------------------------------------------------

  Gross unrealized loss positions for fixed maturities as of December 31, 2012:

                                      LESS THAN 12 MONTHS              12 MONTHS OR MORE             TOTAL
                                  ---------------------------   ---------------------------  ---------------------------
DESCRIPTION OF SECURITIES             FAIR       UNREALIZED         FAIR      UNREALIZED         FAIR       UNREALIZED
(IN MILLIONS)                         VALUE        LOSSES          VALUE        LOSSES           VALUE        LOSSES
------------------------------------------------------------------------------------------------------------------------
US government & agencies           $       70.6  $       0.6     $       0.2  $        0.2    $       70.8  $       0.8
Foreign government                          5.1          0.2               -             -             5.1          0.2
Corporate - public                        400.1          6.7            27.9           0.8           428.0          7.5
Corporate - private                        96.8          2.4               -             -            96.8          2.4
Residential mortgage-backed               101.8          2.0               -             -           101.8          2.0
Commercial mortgage-backed                 37.5          0.2               -             -            37.5          0.2
------------------------------------------------------------------------------------------------------------------------
                                   $      711.9  $      12.1     $      28.1  $        1.0    $      740.0  $      13.1
------------------------------------------------------------------------------------------------------------------------

  OBLIGATIONS OF U.S. GOVERNMENT, STATES, POLITICAL SUBDIVISIONS AND FOREIGN GOVERNMENTS. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate changes. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. The Company does not have the intent to sell these investments and it is not more likely than not that the Company will be required to sell before recovery of amortized cost, which may be maturity. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2013 or 2012.

  CORPORATE SECURITIES. In 2013, the $198.6 million of gross unrealized losses is comprised of $191.6 million related to investment grade securities and $7.0 million related to below investment grade securities. Approximately $5.4 million of the total gross unrealized losses represented declines of greater than 20 percent, none of which had been in that position for greater than 12 months. These unrealized losses were primarily caused by interest rate changes. There were no individual issuers with gross unrealized losses greater than $4.6 million.

  In 2012, the $9.9 million of gross unrealized losses is comprised of $8.7 million related to investment grade securities and $1.2 million related to below investment grade securities. These unrealized losses were primarily caused by interest rate changes and none had a gross unrealized loss decline in value of greater than 20 percent. There was one individual issuer with gross unrealized losses of $0.9 million.

  The Company does not have the intent to sell these investments and it is not more likely than not that the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2013 or 2012.

  MORTGAGE-BACKED SECURITIES. The unrealized losses on the Company's investment in residential and commercial mortgage-backed securities were caused by interest rate changes. Over 99 percent of the residential mortgage-backed securities are issued by Government Sponsored Enterprises. Accordingly, the Company expects to receive all contractual cash flows and expects that the securities would not be settled at a price less than the amortized cost of the Company's investment because the decline in market value is attributable to changes in interest rates and not credit quality. The Company does not have the intent to sell these investments and it is not more likely than not that the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2013 or 2012.

  MARKETABLE EQUITY SECURITIES. Gross unrealized losses on equity securities were $4.0 million and $0.4 million as of December 31, 2013 and 2012, respectively. The Company has the ability and intent to hold these investments until a recovery of cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2013 or 2012.

   Gross Unrealized Loss Positions for Marketable Equity Securities:


                                      LESS THAN 12 MONTHS              12 MONTHS OR MORE                 TOTAL
                                  ---------------------------   ---------------------------  ---------------------------
DESCRIPTION OF SECURITIES             FAIR       UNREALIZED         FAIR      UNREALIZED         FAIR       UNREALIZED
(IN MILLIONS)                         VALUE        LOSSES          VALUE        LOSSES           VALUE        LOSSES
------------------------------------------------------------------------------------------------------------------------
December 31, 2013                  $       28.5  $       4.0     $         -  $          -    $       28.5  $       4.0
December 31, 2012                  $        9.5  $       0.1     $       3.8  $        0.3    $       13.3  $       0.4
------------------------------------------------------------------------------------------------------------------------


  CONTRACTUAL MATURITIES. The amortized cost and fair value of fixed maturity securities by contractual average maturity are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

                                                                          2013
                                                              ---------------------------------
(IN MILLIONS)                                                       COST           FAIR VALUE
-----------------------------------------------------------------------------------------------
Due in one year or less                                        $       454.1    $        463.9
Due after one year through five years                                2,564.9           2,828.8
Due after five years through 10 years                                3,507.2           3,602.3
Due after 10 years                                                   3,659.5           3,704.2
-----------------------------------------------------------------------------------------------
                                                                    10,185.7          10,599.2
Mortgage-backed securities                                           2,637.1           2,670.2
-----------------------------------------------------------------------------------------------
                                                               $    12,822.8    $     13,269.4
-----------------------------------------------------------------------------------------------

  Net investment income for the years ended December 31, consisted of the following:

(IN MILLIONS)                                             2013         2012         2011
--------------------------------------------------------------------------------------------
Fixed maturity securities                          $     660.3  $     645.9  $     624.2
Equity securities                                          3.8          2.4          1.7
Mortgage loans                                            96.1        104.4        101.5
Real estate                                               19.0         18.9         18.0
Policy loans                                              16.0         15.4         15.6
Other                                                      7.8          8.3          6.9
--------------------------------------------------------------------------------------------
Gross investment income                                  803.0        795.3        767.9
Investment expenses                                       33.0         35.0         34.2
--------------------------------------------------------------------------------------------
Net investment income                              $     770.0  $     760.3  $     733.7
--------------------------------------------------------------------------------------------


  Investment detail regarding fixed maturities for the years ended December 31, was as follows:

(IN MILLIONS)                                             2013         2012         2011
--------------------------------------------------------------------------------------------
Proceeds from the sale of investments in fixed
  maturities                                       $     594.8  $     607.3  $     654.6

Gross realized gains on the sale of fixed
  maturities                                              24.7         35.7         29.1
Gross realized losses on sale of fixed maturities        (12.4)        (3.5)        (3.5)

Change in unrealized appreciation                     (1,028.0)       260.6        472.9

--------------------------------------------------------------------------------------------

  The Company does not accrue income on non-income producing investments. There were no non-income producing fixed maturity investments at December 31, 2013 and 2012.

  The Company had outstanding private placement commitments of approximately $53.5 million and $29.6 million at December 31, 2013 and 2012, respectively.

  Realized investment gains (losses), for the years ended December 31, consisted of the following:

(IN MILLIONS)                                               2013           2012           2011
------------------------------------------------------------------------------------------------
Fixed maturity securities                          $        12.3  $        32.2  $        25.6
Equity securities                                           (0.1)             -            0.3
Mortgage loans                                                 -            0.1           (1.6)
Derivatives                                                (11.7)          (2.8)             -
Other                                                       (0.8)           0.9            0.1
------------------------------------------------------------------------------------------------
Realized investment gains (losses)                 $        (0.3) $        30.4  $        24.4
------------------------------------------------------------------------------------------------


   MORTGAGE LOANS

  The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2013, the largest geographic concentrations of commercial mortgage loans were in California, Texas and Illinois where approximately 28 percent of the portfolio was invested.

  The Company's mortgage loan portfolio is comprised of the following property types at December 31:

                                                        2013                            2012
                                           ------------------------------  ------------------------------
(IN MILLIONS)                                      AMOUNT     % OF TOTAL           Amount     % of Total
---------------------------------------------------------------------------------------------------------
Apartments                                  $       208.1          11.8%    $       139.0           8.4%
Industrial/warehouse                                443.7          25.1%            405.6          24.6%
Medical office                                       91.5           5.2%             73.3           4.4%
Office                                              262.1          14.9%            276.4          16.7%
Retail                                              664.5          37.7%            658.7          39.8%
Other                                                93.4           5.3%            101.3           6.1%
---------------------------------------------------------------------------------------------------------
         Subtotal gross mortgage loans            1,763.3         100.0%          1,654.3         100.0%
Valuation allowance                                  (1.0)                           (0.9)
---------------------------------------------------------------------------------------------------------
Balance, end of year                        $     1,762.3                   $     1,653.4
---------------------------------------------------------------------------------------------------------

  Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio's valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors. The activity in the allowance for losses of all mortgage loans for the years ended December 31, is as follows:

(IN MILLIONS)                                                     2013           2012           2011
------------------------------------------------------------------------------------------------------
Allowance for losses, beginning of year                 $          0.9  $         1.1  $         1.5
Addition to the allowance for losses                               0.7            0.9            1.9
Reductions                                                        (0.6)          (1.1)          (1.9)
Charge-offs, net of recoveries                                       -              -           (0.4)
------------------------------------------------------------------------------------------------------
Allowance for losses, end of year                       $          1.0  $         0.9  $         1.1
------------------------------------------------------------------------------------------------------

  Impaired mortgage loans identified in management's specific review of probable loan losses and the related allowance for losses at December 31, are as follows;

                                            2013                               2012
                                  ---------------------------------  ---------------------------------
                                  UNPAID PRINCIPAL         RELATED     UNPAID PRINCIPAL       RELATED
(IN MILLIONS)                          BALANCE            ALLOWANCE        BALANCE           ALLOWANCE
------------------------------------------------------------------------------------------------------
Apartments                         $       208.1    $            -    $       139.0    $            -
Industrial/warehouse                       443.7              (0.3)           405.6              (0.3)
Medical office                              91.5                 -             73.3                 -
Office                                     262.1                 -            276.4                 -
Retail                                     664.5              (0.7)           658.7              (0.6)
Other                                       93.4                 -            101.3                 -
------------------------------------------------------------------------------------------------------
Balance, end of year               $     1,763.3    $         (1.0)   $     1,654.3    $         (0.9)
------------------------------------------------------------------------------------------------------

  The Company's commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This proactive management system provides a method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

  The Company's internal rating system, as illustrated below, can be defined as:
  EXCELLENT, exceeds most underwriting standards and presents a very low likelihood of loss; ABOVE AVERAGE, exceeds some current underwriting standards and presents a low likelihood of loss; AVERAGE, meets current underwriting standards and presents a low likelihood loss; BELOW AVERAGE, does not meet some underwriting standards and a loss might be possible; POOR, does not meet underwriting standards and a loss would be likely.

                                                                   AS OF DECEMBER 31,
                                                            ---------------------------------
(IN MILLIONS)                                                         2013              2012
---------------------------------------------------------------------------------------------
Excellent                                                    $       269.6    $        172.1
Above average                                                      1,173.6             898.6
Average                                                              299.7             355.5
Below average                                                         19.8              30.6
Poor                                                                     -                 -
---------------------------------------------------------------------------------------------
      Subtotal - rated loans                                       1,762.7           1,456.8

Below $100,000  and residential - not rated                            0.3               0.3
Current year closings - not rated                                        -             196.8
Other                                                                  0.3               0.4
Valuation adjustment                                                  (1.0)             (0.9)
---------------------------------------------------------------------------------------------
      Total                                                  $     1,762.3    $      1,653.4
---------------------------------------------------------------------------------------------

  The Company did not have any mortgage loans due exceeding 30 days as of December 31, 2013 or 2012, based upon the recorded investment gross of allowance for credit losses.

  Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant, or bankruptcy of borrower or major tenant. The Company did not have any loans on nonaccrued status as of December 31, 2013 or 2012.

  The Company restructured no mortgage loans in 2013 and one in 2012. The carrying value of loans restructured in prior years was $3.8 million at both December 31, 2013 and 2012.

  In 2012, the Company accepted two deeds in lieu of foreclosure. The loan balances at the time of transfer totaled $4.3 million. The two properties are reported as real estate in the Company's financial statements with a carrying value of $2.2 million as of December 31, 2013. Regarding the loss, $0.9 million was recognized in 2012 while $1.2 million was recognized in 2011.

  The Company had outstanding mortgage loan commitments of approximately $107.5 million and $82.8 million at December 31, 2013 and 2012, respectively.

  The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers. Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans. In 2009, the Company invested in a limited partnership where the manager of this partnership is investing in structured securities. Assets held in the partnership are predominately investment grade structured securities at low valuations, and these investments may include securities backed by subprime or Alt-A loans. The book value of this investment was $15.2 million as of December 31, 2013 and 2012. The partnership is managed by a reputable outside investment manager who actively manages the portfolio on behalf of all investors in the fund.

5. OTHER COMPREHENSIVE INCOME

  Accumulated other comprehensive income, at December 31, consisted of the following:

(IN MILLIONS)                                                                        2013           2012           2011
-------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation):
         Fixed maturity securities                                         $        446.6  $     1,474.6  $     1,214.0
         Equity securities                                                           (1.5)           0.4           (0.1)
Valuation adjustment                                                               (104.6)        (451.6)        (347.6)
Deferred taxes                                                                     (120.3)        (358.3)        (303.5)

-------------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation, net of tax and valuation adjustment                  220.2          665.1          562.8
Benefit plans, net of tax - 2013, $11.3; 2012, $37.4; 2011, $32.0                   (21.0)         (69.4)         (59.4)
-------------------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive income                                     $        199.2  $       595.7  $       503.4
-------------------------------------------------------------------------------------------------------------------------

  The components of comprehensive income, other than net income, for the years ended December 31, are illustrated below:

(IN MILLIONS)                                                                        2013           2012           2011
-------------------------------------------------------------------------------------------------------------------------
Other comprehensive income, net of tax:
Change in benefit plan liability:
      Net actuarial gains (losses)                                         $         48.1  $        (8.4) $       (24.1)
      Net prior service costs                                                         0.8           (1.1)          (0.1)
      Net transition obligation                                                      (0.5)          (0.5)          (0.5)
-------------------------------------------------------------------------------------------------------------------------
Total change in benefit plan liability, net of tax - 2013, ($26.0);        $         48.4  $       (10.0) $       (24.7)
   2012, $5.4; 2011, $13.3
-------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on securities, net of tax
      2013, $233.1 2012, ($64.9); 2011, ($102.7) and valuation
      adjustment - 2013, $347.0; 2012, ($104.0); 2011, ($205.0)                    (435.7)         121.0          190.2
Reclassification adjustment for gains (losses) included in net income,
      net of tax - 2013, $4.9; 2012, $10.1; 2011, $8.8                               (9.2)         (18.7)         (16.3)
-------------------------------------------------------------------------------------------------------------------------
Other comprehensive income (loss), net of tax                              $       (396.5) $        92.3  $       149.2
-------------------------------------------------------------------------------------------------------------------------

6. DEFERRED POLICY ACQUISITION COSTS

  The balances of and changes in deferred policy acquisition costs, for the years ended December 31, are as follows:

(IN MILLIONS)                                                                       2013            2012           2011
-------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                 $       586.6  $        556.2  $       518.2
Capitalization of deferred acquisition costs                                       107.7           101.5          102.1
Amortization of deferred acquisition costs                                         (71.6)          (71.1)         (64.1)
-------------------------------------------------------------------------------------------------------------------------
      Subtotal                                                                     622.7           586.6          556.2
Valuation adjustment                                                               (85.7)         (377.3)        (319.9)
-------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                       $       537.0  $        209.3  $       236.3
-------------------------------------------------------------------------------------------------------------------------

  In 2013, the Company identified and corrected an error regarding the capitalization of acquisition costs on life insurance policies. The error resulted in a $3.6 million increase to deferred acquisition costs in 2013. Management believes that this error is not material to the consolidated financial statements for the periods in which the error originated and for the period in which the error was corrected.

7. VALUATION OF BUSINESS ACQUIRED

  The balance of and changes in VOBA, for the years ended December 31, are as follows:

  (IN MILLIONS)                                                                     2013            2012           2011
-------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                 $        63.6  $         73.0  $        88.1
Amortization                                                                       (11.1)           (9.4)         (15.1)
-------------------------------------------------------------------------------------------------------------------------
  Subtotal                                                                          52.5            63.6           73.0
Valuation adjustment                                                               (17.0)          (31.7)         (28.1)
-------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                       $        35.5  $         31.9  $        44.9
-------------------------------------------------------------------------------------------------------------------------

  The average expected life of VOBA varies by product, and is 21 years for the overall block of acquired business. The interest accrual rate for amortization varies by product, and is 4 percent for the overall block of acquired business.

  The following table provides estimated future amortization, net of interest, for the periods indicated:

                                                                                                              VOBA
(IN MILLIONS)                                                                                             AMORTIZATION
-------------------------------------------------------------------------------------------------------------------------
 2014                                                                                                     $         5.2
 2015                                                                                                               5.1
 2016                                                                                                               4.8
 2017                                                                                                               4.7
 2018                                                                                                               4.2
 2019 and thereafter                                                                                               28.5
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                                     $        52.5
-------------------------------------------------------------------------------------------------------------------------

8. INSURANCE LIABILITIES

  Insurance liabilities consisted of the following:

                                                                MORTALITY OR
                                                 WITHDRAWAL       MORBIDITY     INTEREST RATE             DECEMBER 31,
(IN MILLIONS)                                    ASSUMPTION      ASSUMPTION      ASSUMPTION           2013          2012
----------------------------------------------------------------------------------------------------------------------------
Future policy benefits:
         Participating whole life contracts            n/a       Company        2.25% to 6.0%   $    1,394.2  $     1,281.1
                                                                experience
         Universal life-type contracts                 n/a         n/a               n/a             2,749.3        2,520.6
         Other individual life contracts            Company      Company        2.25% to 6.0%          916.7          958.2
                                                   experience   experience
         Accident and health                           n/a       Company             n/a             1,125.8        1,052.6
                                                                experience
         Annuity products                              n/a         n/a               n/a             8,335.9        7,923.6
         Group life and health                         n/a         n/a               n/a               317.5          326.8
Other policyholder funds                               n/a         n/a               n/a               235.9          237.4
Funding agreements*                                    n/a         n/a               n/a             1,167.7        1,133.0
Funding agreements - valuation adjustment              n/a         n/a               n/a                 0.5           43.0
Pending policyholder claims                            n/a         n/a               n/a               180.0          192.3
----------------------------------------------------------------------------------------------------------------------------
         Total insurance liabilities                                                            $   16,423.5  $    15,668.6
----------------------------------------------------------------------------------------------------------------------------

  * Funding Agreements are described in detail in Note 12-SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT.

  Withdrawal and mortality assumptions are based on Company experience and are generally locked-in at issue. Assumptions for "other individual life contracts" include a provision for adverse deviation. For participating whole life contracts, the mortality assumption is based on the mortality rates guaranteed in calculating the cash surrender values in the contract.

  Participating life insurance policies, for which dividends are expected to be paid, represent approximately 31.7 percent and 30.7 percent of the total individual life insurance in force at both December 31, 2013 and 2012, respectively. These participating policies represented 37.3 percent and 36.8 percent of statutory life net premium income for 2013 and 2012, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

  As the cash received by the Company from funding agreements is reinvested to earn additional investment income, these funding agreements are similar in nature to other policyholder funds. As there are no deferred acquisition costs associated with the funding agreement liabilities, the valuation adjustment reflects the estimated impact of loss recognition that would result if the unrealized gains or losses on related investments were to be realized and is recorded as an additional liability. Accumulated other comprehensive income is also reduced. As of December 31, 2013 and 2012, this valuation adjustment was $0.5 million and $43.0 million, respectively.

  In 2012, the Company identified and corrected a reserve error within the policy valuation system related to a policy rider for the Care Solutions block of business which resulted in a reserve increase of $7.2 million. In 2011, the Company identified and corrected an error in its method of computing a Care Solutions annuity product reserve which resulted in a $7.3 million reduction in the annuity reserve. Management believes that these errors are not material to the consolidated financial statements for the periods in which these errors originated and for the periods in which these errors were corrected.

9. BENEFIT PLANS

  The Company sponsors a noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service, age and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

  The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan, which is included in "other benefits" in the following disclosures.

  The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain career agents (retirees). Employees hired prior to October 1, 2004 with 10 years of service and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. The life insurance plans are noncontributory, while the medical plans are contributory, with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level. For post-65 retirees the Company's contributions were frozen at the 2000 contribution level. There are no specific plan assets for this postretirement liability as of December 31, 2013 and 2012.

  The Company uses a December 31 measurement date for the defined benefit plan and the other postretirement benefit plans.

   Obligations and funded status:

                                                               PENSION BENEFITS                  OTHER BENEFITS
                                                         ------------------------------   ------------------------------
(IN MILLIONS)                                                      2013           2012              2013           2012
------------------------------------------------------------------------------------------------------------------------
Employer contributions                                    $        18.2  $         9.0     $         2.2  $         2.3
Employee contributions                                                -              -               1.4            1.4
Benefit payments                                                    5.6            4.7               3.6            3.7
Funded status (deficit)                                             1.0          (73.2)            (47.5)         (50.8)
------------------------------------------------------------------------------------------------------------------------

   Amounts recognized in the balance sheet:

                                                                PENSION BENEFITS                  OTHER BENEFITS
                                                         ------------------------------   ------------------------------
(IN MILLIONS)                                                      2013           2012              2013           2012
------------------------------------------------------------------------------------------------------------------------
Accrued benefit obligation                                $         1.0  $       (73.2)    $       (47.5) $       (50.8)
------------------------------------------------------------------------------------------------------------------------
      Net amount recognized                               $         1.0  $       (73.2)    $       (47.5) $       (50.8)
------------------------------------------------------------------------------------------------------------------------

  Amounts recognized in accumulated other comprehensive income (before any tax effects):

Net actuarial (gains) losses                              $        40.7  $       111.2     $        (7.3) $        (4.0)
Net prior service costs (benefits)                                 (0.5)          (0.6)              0.4            1.7
Net transition obligation                                          (0.7)          (1.4)                -              -
------------------------------------------------------------------------------------------------------------------------
      Net amount recognized                               $        39.5  $       109.2     $        (6.9) $        (2.3)
------------------------------------------------------------------------------------------------------------------------

  The following table represents plan assets in excess of obligations for the defined benefit plan:

                                                                                                    DECEMBER 31,
                                                                                          ------------------------------
(IN MILLIONS)                                                                                       2013           2012
------------------------------------------------------------------------------------------------------------------------
Projected benefit obligation                                                               $       228.5  $           -
Accumulated benefit obligation                                                                     208.4              -
Fair value of plan assets                                                                          229.5              -
------------------------------------------------------------------------------------------------------------------------

  The following table represents obligations in excess of plan assets for the defined benefit plan:

                                                                                                     DECEMBER 31,
                                                                                          ------------------------------
(IN MILLIONS)                                                                                       2013           2012
------------------------------------------------------------------------------------------------------------------------
Projected benefit obligation                                                               $           -  $       250.5
Accumulated benefit obligation                                                                         -          223.3
Fair value of plan assets                                                                              -          177.3
------------------------------------------------------------------------------------------------------------------------

  The following table represents net periodic pension and other benefit costs expense:

                                                                PENSION BENEFITS                     OTHER BENEFITS
                                                  ----------------------------------  ----------------------------------
(IN MILLIONS)                                           2013        2012       2011         2013        2012       2011
------------------------------------------------------------------------------------------------------------------------
 Net periodic benefit cost                         $    13.7  $     11.7  $     8.7    $     2.5  $      2.9  $     3.9

 Amounts recognized in other comprehensive income:
      Net actuarial (gains) losses                     (70.5)       16.4       33.6         (3.3)       (3.5)       3.4
      Net prior service costs                            0.1         0.1        0.1         (1.3)        1.6        0.1
      Net transition obligation                          0.7         0.8        0.7            -           -          -
------------------------------------------------------------------------------------------------------------------------
 Total recognized in other comprehensive
      income, before any tax effects                   (69.7)       17.3       34.4         (4.6)       (1.9)       3.5
------------------------------------------------------------------------------------------------------------------------
 Total recognized net periodic pension costs and
      other comprehensive income, before any tax
      effects                                      $   (56.0) $     29.0  $    43.1    $    (2.1) $      1.0  $     7.4
------------------------------------------------------------------------------------------------------------------------

  Over the next year, the estimated amount of amortization from accumulated other comprehensive income into net periodic benefit cost related to net actuarial losses, prior service costs, and transition obligation is $0.9 million, $0 million and ($0.7) million, respectively.

  Weighted-average assumptions used to determine benefit obligations at December 31:

                                                               PENSION BENEFITS                  OTHER BENEFITS
                                                         ------------------------------   ------------------------------
                                                                   2013           2012              2013           2012
------------------------------------------------------------------------------------------------------------------------
 Discount rate                                                    5.15%          4.25%             5.15%          4.25%
 Rate of compensation increase                                    3.75%          3.75%             6.00%          6.00%
------------------------------------------------------------------------------------------------------------------------

  Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

                                                                PENSION BENEFITS                     OTHER BENEFITS
                                                  ----------------------------------  ----------------------------------
                                                        2013        2012       2011         2013        2012       2011
------------------------------------------------------------------------------------------------------------------------
 Discount rate                                         4.25%       5.15%      5.80%        4.25%       5.15%      5.80%
 Expected long-term return on plan assets              8.00%       8.50%      8.50%            -           -          -
 Rate of compensation increase                         3.75%       4.25%      4.25%        6.00%       6.00%      6.00%
------------------------------------------------------------------------------------------------------------------------

  The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.

  Assumed health care trend rates at December 31:

                                                                                                    2013           2012
------------------------------------------------------------------------------------------------------------------------
Health care trend rate assumed for next year                                                       7.00%          7.50%
Rate to which the cost trend rate is assumed to decline                                            5.00%          5.00%
Year that the rate reaches the ultimate trend rate                                                  2018           2018
------------------------------------------------------------------------------------------------------------------------

   PLAN ASSETS

  The actual pension plan weighted-average asset allocations, by asset category, are 72 and 70 percent for equity securities and 28 and 30 percent for debt securities at December 31, 2013 and 2012, respectively.

  The pension plan maintains an investment policy which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The plan seeks to attain diversification by investing in a blend of asset classes and styles. The target asset allocation is to maintain 70 percent of plan assets in equities and 30 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and considers the timing of payment for benefit obligations.

   The valuation techniques used for the plan assets are:

  EQUITY SEPARATE ACCOUNT INVESTMENTS - the pension plan invests in separate account units where the unit values are calculated based upon observable net asset values from various fund companies. These securities are categorized as Level 2 of the hierarchy.

  FIXED SEPARATE ACCOUNT INVESTMENTS - the fixed separate account include corporate bonds which are valued using cash flow models based on appropriate observable inputs such as market quotes, yield curves, interest rates, and spreads. These securities are categorized as Level 2 of the hierarchy.

  FIXED INTEREST INVESTMENTS - the fixed interest investment is held in the general account of AUL. The fixed interest account is carried at amortized cost, which approximates fair value. This asset is categorized as Level 2 of the hierarchy.

  Refer to Note 15 - FAIR VALUE for additional discussion regarding the levels of the fair value hierarchy.

                                                          2013                                       2012
                                          ----------------------------------------  -----------------------------------------
(IN MILLIONS)                                 LEVEL 1    LEVEL 2       LEVEL 3           LEVEL 1    LEVEL 2       LEVEL 3
-----------------------------------------------------------------------------------------------------------------------------
Equity separate account investments        $        -  $       166.0  $         -    $         -  $       123.3  $         -
Fixed separate account investments                  -           21.2            -              -           18.1            -
Fixed interest investment                           -           42.3            -              -           35.9            -
-----------------------------------------------------------------------------------------------------------------------------
Total                                      $        -  $       229.5  $         -    $         -  $       177.3  $         -
-----------------------------------------------------------------------------------------------------------------------------


  CONTRIBUTIONS

  The Company expects to make no contribution to its pension plan and to contribute $3.4 million to its other postretirement benefit plans in 2014.

  ESTIMATED FUTURE BENEFIT PAYMENTS

  The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                                               PENSION       OTHER
(IN MILLIONS)                                                                                  BENEFITS     BENEFITS
------------------------------------------------------------------------------------------------------------------------
 2014                                                                                      $         6.5  $         3.4
 2015                                                                                                7.3            3.5
 2016                                                                                                7.8            3.5
 2017                                                                                                8.5            3.5
 2018                                                                                                9.2            3.5
 Years 2019-2022                                                                                    60.1           17.8
------------------------------------------------------------------------------------------------------------------------

  DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION

  The Company sponsors a defined contribution savings plan that covers substantially all employees. The plan is a profit sharing arrangement under
  Section 401(k) of the Internal Revenue Code, which also includes a salary/reduction savings feature. The Company contributes a match for participants who complete one full calendar year of employment. Effective January 1, 2012, the match is up to 50 percent of participants' elective deferral on the first 6 percent of eligible compensation. Additional employee voluntary contributions may be made to the plan subject to contribution guidelines. Company contributions to the plan were $2.5 million, $2.6 million and $2.9 million in 2013, 2012 and 2011, respectively.

  The Company has a retirement profit sharing plan that covers substantially all of its career agents, except for the general agents. The plan only allows for a discretionary profit-sharing contribution. The Company contribution is allocated among eligible agents based upon their proportion of compensation in relation to the total compensation of eligible participants. Career agents are eligible on the first day of the plan year coinciding with or following six months of service and attainment of age 20 1/2. Vesting is based on years of service, with full vesting after three years of service. Company contributions expensed for the Agent plans were $0.9 million, $0.7 million and $1.1 million in 2013, 2012 and 2011, respectively. The 2013 plan year contribution will be deposited to the plan in the 1st quarter 2014.

  The Company has entered into deferred compensation agreements with directors, certain employees, career agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $7.2 million, $3.7 million and $4.6 million for 2013, 2012 and 2011, respectively.

10. FEDERAL INCOME TAXES

  The Company and its subsidiaries file consolidated and separate federal, state and local income tax returns.

  The federal income tax expense, for the years ended December 31, was as follows:

(IN MILLIONS)                                                                       2013           2012            2011
------------------------------------------------------------------------------------------------------------------------
Current                                                                    $        36.6  $        47.8  $         54.1
Deferred                                                                            11.9            2.8            (3.9)
------------------------------------------------------------------------------------------------------------------------
      Income tax expense                                                   $        48.5  $        50.6  $         50.2
------------------------------------------------------------------------------------------------------------------------

  A reconciliation of the income tax attributable to continuing operations computed at the federal statutory tax rate to the income tax expense included in the statement of comprehensive income, for the years ended December 31, were as follows:

(IN MILLIONS)                                                                       2013           2012            2011
------------------------------------------------------------------------------------------------------------------------
Income tax computed at statutory tax rate:                                 $        57.6  $        56.2  $         54.8
      Tax preferenced investment income                                             (7.4)          (6.2)           (5.9)
      Other                                                                         (1.7)           0.6             1.3
------------------------------------------------------------------------------------------------------------------------
      Income tax expense                                                   $        48.5  $        50.6  $         50.2
------------------------------------------------------------------------------------------------------------------------

  The federal income tax (recoverable) liability for the years ended December 31, were as follows:

(IN MILLIONS)                                                                                      2013            2012
------------------------------------------------------------------------------------------------------------------------
Current                                                                                   $        (8.5) $          1.5
Deferred                                                                                          146.5           346.7
------------------------------------------------------------------------------------------------------------------------
      Total federal income tax (recoverable) liability                                    $       138.0  $        348.2
------------------------------------------------------------------------------------------------------------------------

  The significant components of deferred assets and liabilities, as of December 31, are as follows:

(IN MILLIONS)                                                                                      2013            2012
------------------------------------------------------------------------------------------------------------------------
Deferred tax assets
      Insurance liabilities                                                               $       115.5  $        122.8
      Deferred gain on indemnity reinsurance                                                       14.6            16.1
      Employee benefit plans                                                                       24.3            50.9
      Other                                                                                        15.5            15.1
------------------------------------------------------------------------------------------------------------------------
        Total deferred tax assets                                                                 169.9           204.9
------------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities
      Deferred policy acquisition costs & value of business acquired                              169.7           165.1
      Investments                                                                                  17.2            17.4
      Fixed assets and software                                                                     6.9             7.7
      Unrealized appreciation                                                                     120.3           358.3
      Other                                                                                         2.3             3.1
------------------------------------------------------------------------------------------------------------------------
        Total deferred tax liabilities                                                            316.4           551.6
------------------------------------------------------------------------------------------------------------------------
      Total net deferred tax liability                                                    $       146.5  $        346.7
------------------------------------------------------------------------------------------------------------------------

  Federal income taxes paid were $46.8 million and $40.4 million in 2013 and 2012, respectively. The Company has $7.6 million of net operating losses available to offset future taxable income. The losses are non-life losses and therefore, are limited in their ability to offset life insurance company taxable income. If unused, the losses will expire between 2025 and 2032.

  If the Company determines that any portion of its deferred tax assets will not be utilized in future years, a valuation allowance must be established for that portion of the deferred tax assets in doubt. Based upon best available information and expectations, the Company believes that it is more likely than not the deferred tax assets will be realized.

  A reconciliation of beginning and ending amounts of unrecognized tax benefits resulting from uncertain tax positions is as follows:

(IN MILLIONS)                                                                                      2013            2012
------------------------------------------------------------------------------------------------------------------------
Beginning of the year balance                                                             $           -  $            -
      Additions based on tax positions related to the current year                                  1.2               -
      Additions based on tax positions related to prior years                                       1.1               -
------------------------------------------------------------------------------------------------------------------------
End of the year balance                                                                   $         2.3  $            -
------------------------------------------------------------------------------------------------------------------------

  Included in the balance of unrecognized tax benefits at December 31, 2013 and 2012 are $2.3 million and $0, respectively of unrecognized tax benefits that if recognized would affect the effective income tax rate in future periods. Management does not anticipate a material change to the Company's uncertain tax position during 2014.

  The Company recognizes interest or penalties paid or accrued related to unrecognized tax benefits as part of the income tax provision. No significant amounts were paid or accrued in the current year.

  The Company files tax returns in the U.S. federal jurisdiction and various state jurisdictions. For the major jurisdictions where it operates, the statutes remain open for the current and three prior calendar years.

11. REINSURANCE

  The Company uses reinsurance to mitigate the risks it underwrites on a direct basis. For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. The Company is party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding company for portions of the claims incurred.

  Reinsurance amounts included in the consolidated statements of comprehensive income for the years ended December 31, were as follows:

(IN MILLIONS)                                                                        2013           2012           2011
------------------------------------------------------------------------------------------------------------------------
Direct premiums                                                            $        499.8  $       487.4  $       556.5
Reinsurance assumed                                                                 273.5          302.4          334.2
Reinsurance ceded                                                                  (364.0)        (411.8)        (491.2)
------------------------------------------------------------------------------------------------------------------------
      Net premiums                                                                  409.3          378.0          399.5
------------------------------------------------------------------------------------------------------------------------
      Reinsurance recoveries                                               $        366.1  $       409.1  $       476.4
------------------------------------------------------------------------------------------------------------------------

  The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 94 percent of the Company's December 31, 2013, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A+ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3-ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS for details on the reinsurance transaction in 2002 with ERAC and the Golden Rule transaction in 2005.

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT

  The Company maintains financial flexibility through AUL and State Life's membership in the Federal Home Loan Bank of Indianapolis (FHLBI). FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company intends to use this access to funds as an additional source of liquidity for its operations and to earn incremental income. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5 percent of outstanding borrowings. At December 31, 2013, the carrying value of the FHLBI common stock was $66.0 million. The FHLBI common stock is carried at fair value.

  Funding Agreements associated with the FHLBI totaled $1,166.3 million and $1,131.3 million as of December 31, 2013 and 2012, respectively. The proceeds were used to purchase fixed maturities. The Company closely matches the maturities of the Funding Agreements with the investments. The Funding Agreements are classified as 'other policyholder funds' with a carrying value of $1,167.7 million and $1,133.0 million at December 31, 2013 and 2012, respectively. The average interest rate on these Funding Agreements is 2.65 percent and range from 0.49 percent to 4.59 percent. Maturities for the Funding Agreements range from April 2014 to February 2022. Interest was paid in the amount of $32.8 million and $36.8 million in 2013 and 2012, respectively.

  The Funding Agreements are collateralized by fixed maturities and mortgage loans and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $1,815.2 million and $1,641.5 million at December 31, 2013 and 2012, respectively and is included in fixed maturities and mortgage loans reported on the balance sheet.

  The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $64.6 million at December 31, 2013.

  On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest paid was $14.0 million in 2013, 2012 and 2011.

  On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid was $5.8 million in 2013, 2012 and 2011.

   Surplus Notes and Senior Notes:

(IN MILLIONS)                                                                                      2013            2012
------------------------------------------------------------------------------------------------------------------------
Senior notes, 7%, due 2033                                                                $       200.0  $        200.0
Surplus notes, 7.75%, due 2026                                                            $        75.0  $         75.0
------------------------------------------------------------------------------------------------------------------------
Total notes payable                                                                       $       275.0  $        275.0
------------------------------------------------------------------------------------------------------------------------

13. COMMITMENTS AND CONTINGENCIES

  Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.

14. STATUTORY INFORMATION

  AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

  A reconciliation of SAP surplus to GAAP equity at December 31 follows:

(IN MILLIONS)                                                                                   2013          2012
-------------------------------------------------------------------------------------------------------------------
      SAP surplus                                                                      $     1,352.6  $    1,231.0
      Asset valuation reserve                                                                  104.2          97.8
      Deferred policy acquisition costs                                                        622.7         586.6
      Value of business acquired                                                                45.1          55.7
      Adjustments to policy reserves                                                          (187.6)       (195.9)
      Interest maintenance reserves (IMR)                                                       45.3          49.3
      Unrealized gain on invested assets, net                                                  220.2         665.1
      Surplus notes                                                                            (75.0)        (75.0)
      Deferred gain on indemnity reinsurance                                                   (41.8)        (46.0)
      Deferred income taxes                                                                   (101.3)        (75.5)
      Other, net                                                                               (21.1)        (49.3)
-------------------------------------------------------------------------------------------------------------------
      GAAP equity                                                                      $     1,963.3  $    2,243.8
-------------------------------------------------------------------------------------------------------------------

  A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

(IN MILLIONS)                                                                    2013           2012          2011
-------------------------------------------------------------------------------------------------------------------
      SAP net income                                                     $       93.8  $        95.2  $      105.4
      Deferred policy acquisition costs                                          36.1           30.4          37.8
      Value of business acquired                                                (10.6)          (8.9)        (14.5)
      Adjustments to policy reserves                                             10.6           (7.6)        (23.4)
      Deferred income taxes                                                     (12.5)          (5.6)         (0.8)
      Realized gains, net of tax                                                 18.3           24.0          18.4
      IMR amortization                                                          (11.1)         (11.0)        (10.8)
      Other, net                                                                 (8.6)          (6.4)         (5.7)
-------------------------------------------------------------------------------------------------------------------
      GAAP net income                                                    $      116.0  $       110.1  $      106.4
-------------------------------------------------------------------------------------------------------------------

  Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $12.1 million and $12.2 million at December 31, 2013 and 2012, respectively.

  State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. No dividends were paid in 2013, 2012, or 2011. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $134 million in 2014.

15. FAIR VALUE

  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

  - Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

  - Level 2 - Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities, certain government and agency securities, and certain mortgage-backed securities.

  - Level 3 - Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Non-binding broker quotes on certain fixed maturity securities, which are utilized when pricing service information is not available, are reviewed for reasonableness by the Company, and are generally considered Level 3. Examples include certain public and private corporate securities, certain mortgage-backed securities and other less liquid securities (such as FHLBI stock and limited partnerships), and embedded derivatives resulting from certain products with guaranteed benefits.

  In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

  The methods and assumptions the Company uses to estimate fair values of assets and liabilities measured on a recurring basis are summarized below.

  FIXED MATURITY SECURITIES - are based on quoted market prices where available. For fixed maturity securities not actively traded, including certain corporate securities, fair values are estimated using values obtained from a number of independent pricing sources. If pricing information received from a third party pricing services is not reflective of market activity or other inputs observed in the market, the Company may develop valuations or obtain broker quotes in which Level 3 classification may be assigned. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate consistent with the industry sector, credit quality and maturity of each investment, taking into account the reduced liquidity associated with the security. To the extent that management determines that such non-observable inputs, such as a liquidity adjustment, are not significant to the price of a security, a Level 2 classification is made. For residential mortgage-backed securities, the primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. For commercial mortgage-backed securities, the primary inputs to the valuation include the same for residential except for prepayment speeds.

  Most of the mortgage-backed security inputs are market observable and have been primarily classified as Level 2. US Treasury notes traded in an active market are reported as Level 1. Securities with quotes from pricing services are generally reflected within Level 2. If the Company concludes that pricing information from the independent pricing service is not reflective of market activity, non-binding broker quotes may be used. When observable market data is not available, the security is reported in Level 3.

  EQUITY SECURITIES - consist of investments in common and preferred stock of publicly and privately traded securities as well as common stock mutual funds shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using valuation and discounted cash flow models that require a substantial level of judgment and therefore may use unobservable inputs. Most privately traded equity securities, the majority being FHLBI stock, are classified within Level 3.

  SHORT-TERM AND OTHER INVESTED ASSETS - the short-term investments are typically not traded in active markets, however the fair values are based on market observable inputs and are categorized accordingly within Level 2. Other invested assets include limited partnerships that are carried at fair value. Fair value is determined based on the net asset value provided by the limited partnership manager (except where the Company has a minor interest) and is classified as Level 3.

  CASH EQUIVALENTS - include money market instruments and other highly liquid debt instruments. Money market instruments are generally valued using unadjusted quoted prices in active markets and are primarily classified as Level 1.

  SEPARATE ACCOUNTS - represent assets segregated and invested on behalf of customers. Investment risks associated with market value changes are borne by the customer. Separate account assets comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. These net asset values are obtained daily from the fund managers and are classified as Level 1.

  VARIABLE ANNUITY MINIMUM GUARANTEE BENEFITS - are embedded derivative liabilities reflecting the present value of expected future payments (benefits) less the present value of assessed fees, adjusted for risk margins, attributable to the guaranteed benefit feature valued as an embedded derivative over a range of market constant economic scenarios. Since there is no observable active market for the transfer of these obligations, the fair value is determined using internally developed models, and incorporates significant non-observable inputs and assumptions related to policyholder behavior (including mortality, lapse, and annuity benefit election rates), risk margins and projections of separate account funds (including market returns and market volatilities), and also takes into consideration the Company's own risk of non-performance. The Company regularly evaluates each of the key inputs and assumptions used in establishing these liabilities by considering how a hypothetical market participant would set assumptions at each valuation date. Capital market assumptions are expected to change at each valuation date reflecting current observable market conditions. Other assumptions may also change based on a hypothetical market participant's view of actual experience as it emerges over time or other factors that impact the net liability. As management believes that the most significant assumptions and inputs are non-observable, these embedded derivative liabilities have been classified as Level 3. If the emergence of future experience differs from the assumptions used in estimating these liabilities, or assumptions change in the future, the resulting impact, which is recorded directly to earnings, could be material to the Company's consolidated financial statements.

  FIXED INDEX ANNUITIES - contain embedded derivative liabilities reflecting the present value of expected future surrender and death benefits less the present value of future guaranteed benefits. The fair value calculation of the embedded derivative utilizes the budget method technique under a single deterministic approach, where the budget is based on the cost of the call options at the time the contracts are issued. The Company regularly evaluates key inputs and assumptions of lapse and mortality (both considered to be Level
  3), as well as the projected option budget, to achieve consistency with the current crediting strategy. There are no guaranteed living benefits available on this product, so policyholder behavior risk is significantly reduced. Therefore, no explicit risk margin is added to the projected option budget. Non-performance risk is considered immaterial and therefore projected cash flows in the fair value calculation are discounted using interest rates based on US government bond yields.

  TRANSFERS

  The Company's policy is to illustrate transfers in or out of Level 3 at the beginning of the period. The 2013 and 2012 transfers in and out of Level 3 can be attributed to an analysis of unobservable inputs and the associated use of non-binding broker quotes.

  In 2013, $11.4 million of Level 3 structured securities were reclassified from 'corporate - public' and 'corporate - private' asset classes to the 'other asset and loan backed' asset class. The reclassification is included as a transfer into (out of) Level 3. The Company has not revised the 2012 disclosure to conform to the 2013 presentation as management believes that this reclassification would not be material to this fair value disclosure.

  There were no transfers between Level 1 and Level 2.

  VALUATION PROCESS FOR FAIR VALUE MEASUREMENTS CATEGORIZED WITHIN LEVEL 3

  The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company's investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels. An actuarial valuation unit performs the valuation of the variable annuity living benefit and fixed index annuity embedded derivatives. The valuation unit validates the appropriateness of inputs, assumptions, data and implementation. The pricing group and the actuarial valuation unit follow established policies and guidelines regarding fair value methodologies.

  The balances of assets and liabilities measured at fair value, as of December 31, were as follows:

                                                                            DECEMBER 31, 2013
------------------------------------------------------------------------------------------------------------------------
                                                       QUOTED PRICES
                                                         IN ACTIVE       SIGNIFICANT      SIGNIFICANT       TOTAL
                                                          MARKETS        OBSERVABLE      UNOBSERVABLE       FAIR
(IN MILLIONS)                                             LEVEL 1         LEVEL 2           LEVEL 3         VALUE
------------------------------------------------------------------------------------------------------------------------
Assets
      US government & agencies                        $        205.7  $          19.6  $             -  $         225.3
      State & local government                                     -            433.1                -            433.1
      Foreign government                                           -             24.5                -             24.5
      Corporate - public                                           -          7,606.1             27.1          7,633.2
      Corporate - private                                          -          2,191.4             91.7          2,283.1
      Residential mortgage-backed                                  -          1,439.0             26.5          1,465.5
      Commercial mortgage-backed                                   -            833.0                -            833.0
      Other asset and loan backed                                  -            360.3             11.4            371.7
------------------------------------------------------------------------------------------------------------------------
         Subtotal - fixed maturities                  $        205.7  $      12,907.0  $         156.7  $      13,269.4
      Equity securities                                         11.2             27.1             66.6            104.9
      Short-term & other invested assets                         6.9              1.6             47.4             55.9
      Cash equivalents                                         189.8                -                -            189.8
      Separate account assets                               12,148.3                -                -         12,148.3
------------------------------------------------------------------------------------------------------------------------
Total assets                                          $     12,561.9  $      12,935.7  $         270.7  $      25,768.3
------------------------------------------------------------------------------------------------------------------------
Liabilities
      Variable annuity guarantee benefits             $            -  $             -  $           3.8  $           3.8
      Fixed index annuities                                        -                -              8.1              8.1
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     $            -  $             -  $          11.9  $          11.9
------------------------------------------------------------------------------------------------------------------------

                                                                            DECEMBER 31, 2012
------------------------------------------------------------------------------------------------------------------------
                                                       QUOTED PRICES
                                                         IN ACTIVE       SIGNIFICANT      SIGNIFICANT       TOTAL
                                                          MARKETS        OBSERVABLE      UNOBSERVABLE       FAIR
(IN MILLIONS)                                             LEVEL 1         LEVEL 2           LEVEL 3         VALUE
------------------------------------------------------------------------------------------------------------------------
Assets
      US government & agencies                        $        116.8  $          22.6  $             -  $         139.4
      State & local government                                     -            452.3                -            452.3
      Foreign government                                           -             28.8                -             28.8
      Corporate - public                                           -          8,097.9             63.3          8,161.2
      Corporate - private                                          -          2,280.9             78.0          2,358.9
      Residential mortgage-backed                                  -          1,519.6             19.7          1,539.3
      Commercial mortgage-backed                                   -            683.7              4.8            688.5
      Other asset and loan backed                                  -            235.2              0.3            235.5
------------------------------------------------------------------------------------------------------------------------
         Subtotal - fixed maturities                  $        116.8  $      13,321.0  $         166.1  $      13,603.9
      Equity securities                                          5.9             17.9             66.7             90.5
      Short-term & other invested assets                           -             14.5             33.5             48.0
      Cash equivalents                                         178.9                -                -            178.9
      Separate account assets                                9,715.9              0.4                -          9,716.3
------------------------------------------------------------------------------------------------------------------------
Total assets                                          $     10,017.5  $      13,353.8  $         266.3  $      23,637.6
------------------------------------------------------------------------------------------------------------------------
Liabilities
      Variable annuity guarantee benefits             $            -  $             -  $          18.6  $          18.6
      Fixed index annuities                                        -                -              2.0              2.0
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     $            -  $             -  $          20.6  $          20.6
------------------------------------------------------------------------------------------------------------------------

  The following tables presents quantitative information on significant internally priced Level 3 assets and liabilities for which the investment risks associated with market value changes are borne by the Company.

                                                                      DECEMBER 31, 2013
------------------------------------------------------------------------------------------------------------------------------------
                                   FAIR
(IN MILLIONS)                      VALUE  VALUATION TECHNIQUE(S)      UNOBSERVABLE INPUT           RANGE (WEIGHTED AVERAGE)
------------------------------------------------------------------------------------------------------------------------------------
Assets
    Corporate - public            $  27.1 Discounted cash flow     Credit spreads*              62.5 to 143 basis points (89)
    Corporate - private              84.6 Discounted cash flow     Credit spreads*              195 to 357 basis points (307)
    Corporate - private               7.1 Broker quotes            Quoted prices                95.42 to 101.38
    Residential mortgage-backed      26.5 Broker quotes            Quoted prices                92.12 to 99.97
    Other asset and loan backed      11.4 Discounted cash flow     Credit spreads*              51 to 435 basis points (145)
    Equity securities                66.6 Market comparables       Comparable returns           3.4% yield
    Other invested assets            47.4 Net asset value          Fund statements              n/a

Liabilities
    Variable annuity guarantee
      benefits                    $ (3.8) Monte Carlo simulation   Lapse rate                   1% - 45%
                                                                   Mortality rate               based on Annuity 2000 basic table
                                                                   GMIB waiting period          all may exercise benefit beginning
                                                                                                  in 2013
                                                                   GMIB utilization rates       0% - 30%
                                                                   GMWB utilization rates       0% - 100%
                                                                   Volatility of fund returns   8% - 23%
                                                                   Discount rate for cash flows 90-day Treasury rate
                                                                   Projection period            maturity of policy
    Fixed index annuities         $ (8.1) Discounted cash flow     Lapse rate                   2%-35%
                                                                   Mortality rate               based on Annuity 2000 basic table
                                                                   Discount rate for cash flows 1-yr forward Treasury rate
                                                                   Projection period            25 years
------------------------------------------------------------------------------------------------------------------------------------

  *CREDIT SPREADS EXPRESSED AS THE BASIS POINTS ABOVE THE US TREASURY RATE.

                                                                      DECEMBER 31, 2012
------------------------------------------------------------------------------------------------------------------------------------
                                   FAIR
(IN MILLIONS)                      VALUE  VALUATION TECHNIQUE(S)      UNOBSERVABLE INPUT           RANGE (WEIGHTED AVERAGE)
------------------------------------------------------------------------------------------------------------------------------------
Assets
    Corporate - public            $  63.3 Discounted cash flow     Credit spreads*              57 to 250 basis points (148)
    Corporate - private              78.0 Discounted cash flow     Credit spreads*              220 to 531 basis points (397)
    Residential mortgage-backed      19.7 Broker quotes            Quoted prices                3.25 (interest only) to 103.24
    Commercial mortgage-backed        4.8 Discounted cash flow     Credit spreads*              85 basis points
    Other asset backed                0.3 Discounted cash flow     Credit spreads*              78 basis points
    Equity securities                66.7 Market comparables       Comparable returns           3% yield
    Other invested assets            33.5 Net asset value          Fund statements              n/a



Liabilities
    Variable annuity guarantee
      benefits                    $(18.6) Monte Carlo simulation   Lapse rate                   1% - 45%
                                                                   Mortality rate               based on Annuity 2000 basic table
                                                                   GMIB waiting period          all may exercise benefit beginning
                                                                                                  in 2013
                                                                   GMIB utilization rates       0% - 30%
                                                                   GMWB utilization rates       0% - 100%
                                                                   Volatility of fund returns   8% - 25%
                                                                   Discount rate for cash flows 90-day Treasury rate
                                                                   Projection period            maturity of policy
    Fixed index annuities         $ (2.0) Discounted cash flow     Lapse rate                   2%-35%
                                                                   Mortality rate               based on Annuity 2000 basic table
                                                                   Discount rate for cash flows 1-yr forward Treasury rate
                                                                   Projection period            25 years
------------------------------------------------------------------------------------------------------------------------------------

  *CREDIT SPREADS EXPRESSED AS THE BASIS POINTS ABOVE THE US TREASURY RATE.

  The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the period ended December 31, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities.

                                                                            EQUITY
                                                                 FIXED    SECURITIES
(IN MILLIONS)                                                 MATURITIES   & OTHER    LIABILITIES    TOTAL
-------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2011                                $     238.9  $      92.9  $    (24.3) $    307.5
      Gains (losses) included in net income                         5.9            -         3.7         9.6
      Gains (losses) included in other
         comprehensive income                                      (0.4)           -           -        (0.4)
      Purchases                                                    50.4          9.7           -        60.1
      Issuances                                                       -            -           -           -
      Sales                                                      (121.0)        (2.4)          -      (123.4)
      Settlements                                                 (20.9)           -           -       (20.9)
      Transfer into (out of) Level 3:
         Transfers into Level 3                                    71.4            -           -        71.4
         Transfers (out of) Level 3                               (58.2)           -           -       (58.2)
-------------------------------------------------------------------------------------------------------------
      Total transfers into Level 3                                 13.2            -           -        13.2
-------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2012                                $     166.1  $     100.2  $    (20.6) $    245.7
      Gains (losses) included in net income                        (0.6)         1.2        13.7        14.3
      Gains (losses) included in other
         comprehensive income                                      (5.4)           -           -        (5.4)
      Purchases                                                    24.6         19.9           -        44.5
      Issuances                                                    16.0            -           -        16.0
      Sales                                                       (11.4)        (7.3)       (6.1)      (24.8)
      Settlements                                                 (15.1)           -         1.1       (14.0)
      Transfer into (out of) Level 3:
         Transfers into Level 3                                    40.6            -           -        40.6
         Transfers (out of) Level 3                               (58.1)           -           -       (58.1)
-------------------------------------------------------------------------------------------------------------
      Total transfers (out of) Level 3                            (17.5)           -           -       (17.5)
-------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2013                                $     156.7  $     114.0  $    (11.9) $    258.8
-------------------------------------------------------------------------------------------------------------

  The following table provides additional detail of the changes in fair value of Level 3 Fixed Maturities for the period ended December 31.


                                                                                        RESIDENTIAL  COMMERCIAL   OTHER
                                                             CORPORATE -  CORPORATE -    MORTGAGE-    MORTGAGE-  ASSET AND
                                                              PUBLIC       PRIVATE        BACKED       BACKED   LOAN BACKED
---------------------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2011                                $     164.7  $       70.9  $       0.1  $        -  $      3.2
      Gains included in net income                                  6.0           0.1         (0.2)          -           -
      Gains included in other
         comprehensive income                                      (1.7)          1.3            -           -           -
      Purchases                                                       -          23.0         22.6         4.8           -
      Issuances                                                       -             -            -           -           -
      Sales                                                      (105.0)        (16.0)           -           -           -
      Settlements                                                 (13.8)         (3.3)        (2.7)          -        (1.1)
      Transfer into (out of) Level 3:
         Transfers into Level 3                                    42.5          28.9            -           -           -
         Transfers (out of) Level 3                               (29.4)        (26.9)        (0.1)          -        (1.8)
---------------------------------------------------------------------------------------------------------------------------
      Total transfers into (out of) Level 3                        13.1           2.0         (0.1)          -        (1.8)
---------------------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2012                                $      63.3  $       78.0  $      19.7  $      4.8  $      0.3
      Gains included in net income                                    -             -         (0.6)          -           -
      Gains included in other
         comprehensive income                                      (1.3)         (2.1)        (1.5)          -        (0.5)
      Purchases                                                       -           0.1         24.5           -           -
      Issuances                                                     7.0           9.0            -           -           -
      Sales                                                           -          (2.1)        (9.3)          -           -
      Settlements                                                  (2.5)         (6.8)        (4.5)          -        (1.3)
      Transfer into (out of) Level 3:
         Transfers into Level 3                                    10.7          17.0            -           -        12.9
         Transfers (out of) Level 3                               (50.1)         (1.4)        (1.8)       (4.8)          -
---------------------------------------------------------------------------------------------------------------------------
      Total transfers into (out of) Level 3                       (39.4)         15.6         (1.8)       (4.8)       12.9
---------------------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2013                                $      27.1  $       91.7  $      26.5  $        -  $     11.4
---------------------------------------------------------------------------------------------------------------------------

  Realized gains (losses) are reported in the consolidated statement of comprehensive income, while unrealized gains (losses) are reported in other comprehensive income (losses) within equity in the balance sheet. Annuity guarantee benefits are reported in Policy Benefits in the consolidated statements of comprehensive income.

  Many but not all of the Company's financial instruments are carried at fair value on the consolidated balance sheets. Financial instruments that are not carried at fair value in the consolidated balance sheets are discussed below.

  The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

  The carrying value of policy loans approximates fair value.

  The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

  The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

  The surplus note and notes payable values are estimated using bonds of similar quality issued by other insurance companies for which there is a readily observable market or for which there is a frequently quoted market.

  The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the following table should not be construed as the underlying value of the Company. The fair value of certain financial instruments, along with the corresponding carrying values at December 31 follows:

                                                                   2013                             2012
------------------------------------------------------------------------------------------------------------------------
                                                              CARRYING       FAIR              CARRYING       FAIR
(IN MILLIONS)                                                  VALUE         VALUE              VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------
Mortgage loans                                            $     1,762.3  $     1,797.3     $     1,653.4  $     1,780.5
Policy loans                                                      286.6          286.6             270.9          270.9
Funding agreements - refer to Note 8                            1,167.7        1,206.0           1,133.0        1,379.4
Surplus notes and notes payable                                   275.0          282.5             275.0          306.3
------------------------------------------------------------------------------------------------------------------------

16. SUBSEQUENT EVENTS

  Management has evaluated the impact of all subsequent events through March 21, 2014, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein. There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

             INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                VOYAGE PROTECTOR

                     Individual Variable Annuity Contracts

                                    Sold By

                                AMERICAN UNITED
                           LIFE INSURANCE COMPANY(R)

                              One American Square
                          Indianapolis, Indiana 46282
                      STATEMENT OF ADDITIONAL INFORMATION

                               Dated: May 1, 2014

                   Part C: Other Information

Item 24. Financial Statements and Exhibits

 (a) Financial Statements

     1. Included in Prospectus (Part A):

        Condensed Financial Information (5)

     2. Included in Statement of Additional Information (Part B):

       (a) Financial Statements of OneAmerica Financial Partners, Inc. (5)

         Report of Independent Auditors

         Consolidated Balance Sheets as of December 31, 2013 and 2012

         Consolidated Statements of Operations for years ended December 31, 2013 and 2012

         Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income as of December 31, 2012, 2011 and 2010

         Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011

         Notes to Consolidated Financial Statements

       (b) Financial Statements of AUL American Individual Variable Annuity Unit Trust (5)

         A Message from the Chairman, President & CEO of American United Life Insurance Company(R)

         Report of Independent Registered Public Accounting Firm

         Statements of Net Assets as of December 31, 2013

         Statements of Operations for the year ended December 31, 2013

         Statements of Changes in Net Assets as of December 31, 2013 and 2012

         Notes to Financial Statements

 (b)  Exhibits

      1. Resolution of the Executive Committee of American United Life Insurance Company(R) ("AUL") establishing AUL American Individual Unit Trust (1)

      2. Not applicable

      3. Underwriting Agreements

          3.1 Distribution Agreement between American United Life Insurance Company(R) and OneAmerica Securities, Inc. (1)

          3.2 Form of Selling Agreement (1)

      4. Individual Variable Annuity Contract Forms

          4.1 Flexible  Premium Variable Annuity Contract IVA2007(1)

          4.2 Enhanced Death Benefit Rider (1)

          4.3 Guaranteed Minimum Withdrawal Benefit Rider (1)

          4.4 Lifetime Guaranteed Minimum Withdrawal Benefit Rider (1)

          4.5 Owner Liftime Guaranteed Minimum Withdrawal Benefit Rider (1)

          4.6 Long Term Care Facility & Terminal Illness Benefit Rider (1)

          4.7 6% Extra Credit Premium Rider (1)

          4.8 Guaranteed Return of Premium Rider (1)

      5. Form of Individual Variable Annuity Application (1)

      6. Certificate of Incorporation and By-Laws of the Depositor

          6.1 Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

          6.2 Certification of the Indiana Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

          6.3 Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R) (1)

          6.4 Second Amended and Restated Bylaws of American United Life Insurance Company(R) (1)

      7. Not applicable

      8. Form of Participation Agreements:

          8.1  Form of Participation Agreement with Alger American Fund (1)

          8.2 Form of Participation Agreement with American Century Variable Portfolios (1)

          8.3 Form of Participation Agreement with Calvert Variable Series, Inc. (1)

          8.4 Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)

          8.5 Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)

          8.6  Form of Participation Agreement with Janus Aspen Series (1)

          8.7  Form of Participation Agreement with PBHG Funds, Inc. (1)

          8.8 Form of Participation Agreement with Safeco Resource Series Trust (1)

          8.9 Form of Participation Agreement with T. Rowe Price Equity Series, Inc. (1)

          8.10 Form of Participation Agreement with INVESCO Variable Investment Funds, Inc. (1)

          8.11 Form of Amendment to the Participation Agreement between American United Life Insurance Company(R) and Pioneer (1)

          8.12 Form of Participation Agreement between American United Life Insurance Company(R) and Neuberger Berman Advisers Management Trust (1)

          8.13 Form of Participation Agreement between American United Life Insurance Company(R) and AIM Variable Insurance Funds (1)

          8.14 Form of Participation Agreement between American United Life Insurance Company(R) and Dreyfus Investment Portfolios and Dreyfus Variable Investment Fund (1)

          8.15 Form of Participation Agreement between Timothy and American United Life Insurance Company(R) (1)

          8.16 Form of Participation Agreement between Vanguard Funds and American United Life Insurance Company(R) (1)

          8.17 Form of Amendment to Schedule A of Participation Agreement between American United Life Insurance Company(R) and T. Rowe Price Equity Series, Inc. (1)

          8.18 Form of Addendum to the Account Services Agreement between American United Life Insurance Company(R) and Thornburg Investment Management, Inc. (1)

          8.19 Form of Participation Agreement between American United Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors (3)

          8.20 Form of Participation Agreement between American United Life Insurance Company, Royce Capital Fund and Royce Fund Services, Inc.(3)

          8.21 Form of Participation Agreement between American United Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. (3)

          8.22 Form of Participation Agreement between American United Life Insurance Company(R) and AllianceBernstein (3)

  9. Opinion and Consent of Associate General Counsel of AUL as to the legality of the Contracts being registered (2)

  10. Miscellaneous Consents

      10.1 Consent of Independent Accountants (5)

      10.2 Consent of Dechert Price & Rhoads (2)

      10.3 Powers of Attorney (4)

      10.4 Rule 483 Certified Resolution (5)

  11. Not applicable

  12. Not applicable


--------------------------------------------------------------------------------

(1) Filed with the Registrant's Registration Statement on March 19, 2007.

(2) Filed with Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on July 12, 2007.

(3) Filed with the Registrant's Post-Effective Amendment No. 1 to the Registration Statement on May 1, 2008.

(4) File with the Registrant's Post-Effective Amendment No. 5 to the Registration Statement on April 19, 2012.

(5) File with the Registrant's Post-Effective Amendment No. 7 to the Registration Statement on April 28, 2014.

Item 25. Directors and Officers of AUL

--------------------------------------------------------- --------------------------------------------------------
Name and Address                                          Positions and Offices with AUL
--------------------------------------------------------- --------------------------------------------------------
J. Scott Davison*                                         President, American United Life Insurance Company
                                                          (8/13 - present); Executive Vice President (02/11 - 8/13);
                                                          Chief Financial Officer (6/04 -  02/11); Senior Vice
                                                          President, Strategic Planning and Corporate Development
                                                          (7/02 - 6/04); Director, AUL (7/02 - present); Vice
                                                          President, Corporate Planning (1/00 - 7/02)
--------------------------------------------------------- --------------------------------------------------------
Jeffrey D. Holley*                                        Chief Financial Officer, (9/11 - present); Treasurer
                                                          (9/11 - present); Director, AUL (10/11 - present)
--------------------------------------------------------- --------------------------------------------------------
John C. Mason*                                            Chief Investment Officer (3/12 - present); Vice
                                                          President, Investments (8/11 - 3/12); Vice President
                                                          Fixed Income Securities (2/10 - 3/12); Vice President,
                                                          Marketable Bonds, (5/03 - 2/10); Director, AUL (2/12 -
                                                          present)
--------------------------------------------------------- --------------------------------------------------------

--------------------------------------------------------- --------------------------------------------------------
Mark C. Roller*                                           Senior Vice President, Human Resources & Corporate
                                                          Support, (12/01 - present); Director, AUL (12/01 -
                                                          present); Vice President Human Resources, (11/99 -
                                                          12/01); Vice President, Corporate Planning, (9/95 -
                                                          11/99)
--------------------------------------------------------- --------------------------------------------------------
Thomas M. Zurek*                                          General Counsel & Secretary (8/02 - present); Director,
                                                          AUL (8/02 - present)
--------------------------------------------------------- --------------------------------------------------------

*One American Square, Indianapolis, Indiana 46282

Item 26. Persons Controlled by or Under Common Control with Registrant

AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

ONEAMERICA ASSET MANAGEMENT, LLC ("OAM") is a Limited Liability Company organized under the laws of Indiana on October 12, 2012. OAM acts as an investment adviser registered with the appropriate governmental or regulatory authorities and succeeds to the investment advisory business of AUL. The sole initial member of the OAM is OneAmerica Financial Partners, Inc which is wholly owned by AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is the stock holding company which owns all of the shares of American United Life Insurance Company, formerly an Indiana mutual insurance company, which is now an Indiana stock insurance company.

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), is a separate account of AUL, organized for the purpose of the sale of individual variable life insurance products.

ONEAMERICA FUNDS, INC. (the "Fund") (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of December 31, 2013, there are 620 million authorized shares; currently, 612 million shares have been allocated and issued. AUL owns 0.00 percent of the Value portfolio, 0.00 percent of the Investment Grade Bond portfolio, 0.00 percent of the Asset Director portfolio, 68 percent of the Socially Responsive portfolio and 0.00 percent of the Money Market portfolio shares as of December 31, 2013. As a result of the transaction, the separate accounts of AUL have acquired a 99.78% equity interest in the Fund.

ONEAMERICA SECURITIES, INC. (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2013, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2013, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Upon divestiture of AUL's reinsurance division, most remaining reinsurance and AUL Long Term Care Solutions, Inc. were transferred to GE Employers Reinsurance Corporation on July 1, 2002. AUL has a 100% equity interest in RMS.

PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC ("Pioneer") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

THE STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

MCCREADY AND KEENE, INC., ("McCready") is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans. Effective July 1, 2010, OAFP, described above, purchased 100% of the outstanding stock of McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement. As a result of this transaction, AUL has acquired a 0% equity interest in that company.

NEWOHIO, LLC ("NewOhio") is an Indiana limited liability company that was formed by OneAmerica on May 2, 2011 for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

OLDOHIO, LLC ("OldOhio") is an Indiana limited liability company that was formed by OneAmerica on September 19, 2011, for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

REGISTRANT, AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536) and AUL AMERICAN UNIT TRUST (File No. 811-5929) are separate accounts of AUL, organized for the purpose of the sale of individual and group variable annuity contracts, respectively.

Item 27. Number of Contractowners

As of March 25, 2014 AUL has issued 15,477 Individual variable annuity contracts associated with the Registrant, 1,180 of which are the No Withdrawal Charge contracts (DirectPoint); 1,916 of which are the SelectPoint contracts; 3,518 of which are the StarPoint contracts; and 3,269 were Voyage Protector contracts.

Item 28. Indemnification

Article IX, Section 1 of the Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R) provides as follows:

(a) Coverage. The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:

     (i)  a member of the Board of Directors of the Corporation,

    (ii)  an officer of the Corporation, or

   (iii) while a director or officer of the Corporation, serving at the Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

(b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

(c) Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

Item 29. Principal Underwriters

   a. Other Activity. In additional to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for contracts offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929) and AUL American Individual Variable Life Unit Trust (File No. 811-08311).

   b. Management. The directors and principal officers of OneAmerica Securities, Inc. are as follows:

---------------------------------------------------------- -------------------------------------------------------
Name and Address                                           Positions and Offices Positions and Offices
---------------------------------------------------------- -------------------------------------------------------
Business Address* with OneAmerica Securities, Inc.
---------------------------------------------------------- -------------------------------------------------------
Richard M. Ellery                                          Director & President
---------------------------------------------------------- -------------------------------------------------------
Nicholas A. Filing                                         Chairman of the Board & Director
---------------------------------------------------------- -------------------------------------------------------
Douglas W. Collins                                         Treasurer, Acting Financial Operations
                                                           Principal & Director
---------------------------------------------------------- -------------------------------------------------------
Dennis C. Martin                                           Director
---------------------------------------------------------- -------------------------------------------------------
Terry W. Burns                                             Director
---------------------------------------------------------- -------------------------------------------------------
Matthew T. Fleetwood                                       Vice President, Sales & New Business
---------------------------------------------------------- -------------------------------------------------------
James Crampton                                             Tax Director
---------------------------------------------------------- -------------------------------------------------------
Susan Uhl                                                  Secretary, Chief Counsel & Anti-Money Laundering
                                                           Officer
---------------------------------------------------------- -------------------------------------------------------
Anthony M. Smart                                           Vice President, Business Technology
---------------------------------------------------------- -------------------------------------------------------
Jay B. Williams                                            Chief Compliance Officer
---------------------------------------------------------- -------------------------------------------------------
John W. Zeigler                                            Vice President, Insurance Agency Registrations
---------------------------------------------------------- -------------------------------------------------------

* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46282

(c) Not applicable

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, IN 46282.

Item 31. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 32. Undertakings

The registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations:

(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

(b) The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant, AUL American Individual Variable Annuity Unit Trust, has duly caused this post-effective amendment no. 7 to the registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the city of Indianapolis, and the state of Indiana, on the 28th day of April, 2014.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST

                                  (Registrant)

                By: American United Life Insurance Company

                By:
                   -------------------------------------

                    Name: J. Scott Davison*

                    Title:  President & CEO



                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)

                                  (Depositor)

                By:
                   -------------------------------------

                    Name: J. Scott Davison*

                    Title:  President & CEO



* By: /s/ Richard M. Ellery
      ---------------------

      Richard M. Ellery as attorney-in-fact

Date: April 28, 2014

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

---------------------------------------- ------------------------------------ ------------------------------------
Signature                                Title                                Date
---------------------------------------- ------------------------------------ ------------------------------------
J. Scott Davison*                        Director                             April 28, 2014
---------------------------------------- ------------------------------------ ------------------------------------
Jeffrey D. Holley*                       Director                             April 28, 2014
---------------------------------------- ------------------------------------ ------------------------------------
Mark C. Roller*                          Director                             April 28, 2014
---------------------------------------- ------------------------------------ ------------------------------------
John C. Mason*                           Director                             April 28, 2014
---------------------------------------- ------------------------------------ ------------------------------------
Thomas M. Zurek*                         Director                             April 28, 2014
---------------------------------------- ------------------------------------ ------------------------------------


/s/ Richard M. Ellery
-------------------------------------------

*By: Richard M. Ellery as Attorney-in-fact

Date: April 28, 2014

                          EXHIBITS FILED WITH FORM N-4

----------------------------------- ------------------------------------
Number in Form, N-4, Item 24(b)     Name of Exhibit
----------------------------------- ------------------------------------
10.1                                Consent of Independent Auditor
----------------------------------- ------------------------------------
10.4                                Rule 483 Certified Resolution
----------------------------------- ------------------------------------